UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Portfolio

PIMCO All Asset Portfolio

PIMCO Balanced Allocation Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Income Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset All Authority Portfolio

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 139.7%
MUTUAL FUNDS (a) 139.3%
PIMCO CommoditiesPLUS® Strategy Fund	79,871	$499
PIMCO CommodityRealReturn Strategy Fund®	13,765	96
PIMCO Credit Absolute Return Fund	2,383	24
PIMCO Diversified Income Fund	11,911	128
PIMCO Emerging Local Bond Fund	119,839	883
PIMCO Emerging Markets Currency Fund	162,248	1,472
PIMCO Extended Duration Fund	43,498	324
PIMCO High Yield Fund	32,308	288
PIMCO High Yield Spectrum Fund	63,363	629
PIMCO Income Fund	63,440	777
PIMCO Investment Grade Corporate Bond Fund	36,777	381
PIMCO Long Duration Total Return Fund	11,782	125
PIMCO Long-Term Credit Fund	226	3
PIMCO Long-Term U.S. Government Fund	103,416	618
PIMCO Low Duration Fund	32,794	323
PIMCO Mortgage Opportunities Fund	9,000	99
PIMCO RAE Fundamental Advantage PLUS Fund	13,808	141
PIMCO RAE Fundamental Emerging Markets Fund	46,012	499
PIMCO RAE Fundamental PLUS EMG Fund	53,902	558
PIMCO RAE Fundamental PLUS International Fund	49,655	449
PIMCO RAE Low Volatility PLUS EMG Fund	137,437	1,307
PIMCO RAE Low Volatility PLUS Fund	16,347	205
PIMCO RAE Low Volatility PLUS International Fund	76,724	785
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	11,350	107
PIMCO RAE Worldwide Long/Short PLUS Fund	50,114	502
PIMCO Real Return Asset Fund	7,582	63
PIMCO Real Return Fund	26,696	295
PIMCO RealEstateRealReturn Strategy Fund	45,836	376
PIMCO Senior Floating Rate Fund	48,887	486
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	52,221	422
PIMCO StocksPLUS® International Fund (Unhedged)	16,957	106
PIMCO StocksPLUS® Short Fund	263,765	2,516
PIMCO Total Return Fund	36,383	368
PIMCO TRENDS Managed Futures Strategy Fund	3,572	34

Total Mutual Funds (Cost $15,650)		15,888

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund (a)	38,001	38

Total Short-Term Instruments (Cost $38)		38

Total Investments in Affiliates (Cost $15,688)		15,926

Total Investments 139.7% (Cost $15,688)		$15,926
Other Assets and Liabilities, net (39.7)%		(4,523)

Net Assets 100.0%		$11,403

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Affiliates, at Value
Mutual Funds	$15,888	$0	$0	$15,888
Short-Term Instruments
Mutual Funds	38	0	0	38

Total Investments	$15,926	$0	$0	$15,926

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$1,025

Total Short-Term Instruments (Cost $1,025)		1,025

Total Investments in Securities (Cost $1,025)		1,025

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.6%
PIMCO CommoditiesPLUS® Strategy Fund	4,496,150	28,101
PIMCO CommodityRealReturn Strategy Fund®	687,166	4,803
PIMCO Diversified Income Fund	447,285	4,822
PIMCO Emerging Local Bond Fund	8,384,868	61,796
PIMCO Emerging Markets Currency Fund	13,279,404	120,444
PIMCO Extended Duration Fund	2,668,433	19,853
PIMCO High Yield Fund	1,948,845	17,345
PIMCO High Yield Spectrum Fund	3,497,106	34,726
PIMCO Income Fund	4,583,561	56,103
PIMCO Investment Grade Corporate Bond Fund	2,717,654	28,155
PIMCO Long Duration Total Return Fund	968,329	10,293
PIMCO Long-Term Credit Fund	110,673	1,287
PIMCO Long-Term U.S. Government Fund	6,143,427	36,738
PIMCO Low Duration Fund	1,812,690	17,855
PIMCO Mortgage Opportunities Fund	566,138	6,210
PIMCO RAE Fundamental Advantage PLUS Fund	1,087,185	11,133
PIMCO RAE Fundamental Emerging Markets Fund	3,202,473	34,715
PIMCO RAE Fundamental PLUS EMG Fund	2,674,157	27,677
PIMCO RAE Fundamental PLUS International Fund	2,853,821	25,799
PIMCO RAE Low Volatility PLUS EMG Fund	10,246,575	97,445
PIMCO RAE Low Volatility PLUS Fund	172,277	2,160
PIMCO RAE Low Volatility PLUS International Fund	4,124,059	42,189
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,019,572	9,564
PIMCO RAE Worldwide Long/Short PLUS Fund	4,374,668	43,834
PIMCO Real Return Asset Fund	464,195	3,862
PIMCO Real Return Fund	2,600,549	28,762
PIMCO RealEstateRealReturn Strategy Fund	1,850,496	15,193
PIMCO Senior Floating Rate Fund	2,219,611	22,063
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,138,063	25,356
PIMCO StocksPLUS® International Fund (Unhedged)	579,448	3,633
PIMCO Total Return Fund	2,257,396	22,845
PIMCO TRENDS Managed Futures Strategy Fund	230,298	2,156

Total Mutual Funds (Cost $840,188)		866,917

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	20,000	873

Total Exchange-Traded Funds (Cost $1,076)		873

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund (a)	3,237,634	3,238

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,255	101

Total Short-Term Instruments (Cost $3,339)		3,339

Total Investments in Affiliates (Cost $844,603)		871,129

Total Investments 100.2% (Cost $845,628)		$872,154
Other Assets and Liabilities, net (0.2)%		(1,626)

Net Assets 100.0%		$870,528

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$1,025	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(1,046)	$1,025	$1,025

Total Repurchase Agreements						$(1,046)	$1,025	$1,025

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,025	$0	$1,025
	$0	$1,025	$0	$1,025

Investments in Affiliates, at Value
Mutual Funds	866,917	0	0	866,917
Exchange-Traded Funds	873	0	0	873
Short-Term Instruments
Mutual Funds	3,238	0	0	3,238
Central Funds Used for Cash Management Purposes	101	0	0	101

	$871,129	$0	$0	$871,129

Total Investments	$871,129	$1,025	$0	$872,154

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Balanced Allocation Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Valeant Pharmaceuticals International, Inc.
5.450% due 08/05/2020		$70	$70

Total Loan Participations and Assignments (Cost $67)			70

CORPORATE BONDS & NOTES 6.4%
BANKING & FINANCE 4.5%
Barclays PLC
3.200% due 08/10/2021		200	200
BPCE S.A.
4.625% due 07/11/2024		100	100
CIT Group, Inc.
5.000% due 05/15/2018		200	202
Deutsche Bank AG
1.350% due 05/30/2017		200	200
4.250% due 10/14/2021		200	205
General Motors Financial Co., Inc.
2.625% due 07/10/2017		200	201
4.750% due 08/15/2017		100	101
Goldman Sachs Group, Inc.
2.331% due 09/15/2020		300	305
HSBC Holdings PLC
3.600% due 05/25/2023		200	203
ING Bank NV
2.625% due 12/05/2022		100	100
ING Groep NV
3.150% due 03/29/2022		200	201
JPMorgan Chase & Co.
2.750% due 06/23/2020		300	304
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	150	172
Morgan Stanley
3.750% due 02/25/2023		$200	207
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	300	43
2.000% due 10/01/2017		400	58
Nykredit Realkredit A/S
1.000% due 07/01/2017		300	43
1.000% due 10/01/2017		1,500	217
2.000% due 10/01/2017		600	87
Realkredit Danmark A/S
2.000% due 04/01/2017		400	57
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		$200	197
Santander UK PLC
5.000% due 11/07/2023		200	209
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		300	306
Wells Fargo & Co.
3.069% due 01/24/2023		300	301
3.300% due 09/09/2024		163	163
3.450% due 02/13/2023		100	101

			4,483

INDUSTRIALS 1.4%
AbbVie, Inc.
3.200% due 05/14/2026		250	241
Actavis Funding SCS
3.850% due 06/15/2024		200	204
CA, Inc.
3.600% due 08/15/2022		200	203
Cigna Corp.
4.500% due 03/15/2021		30	32
Diamond Finance Corp.
4.420% due 06/15/2021		100	105
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		100	102
Petroleos Mexicanos
6.375% due 02/04/2021		100	109
Pioneer Natural Resources Co.
6.875% due 05/01/2018		60	63
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023		200	194

Time Warner Cable LLC
5.850% due 05/01/2017		100	101

			1,354

UTILITIES 0.5%
AT&T, Inc.
3.950% due 01/15/2025		200	202
Petrobras Global Finance BV
8.375% due 05/23/2021		100	113
Verizon Communications, Inc.
5.150% due 09/15/2023		200	220

			535

Total Corporate Bonds & Notes (Cost $6,424)			6,372

MUNICIPAL BONDS & NOTES 0.2%
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		200	192

Total Municipal Bonds & Notes (Cost $190)			192

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
1.180% due 11/25/2046		709	709
1.230% due 07/25/2046		243	242
1.250% due 09/25/2046		313	314
3.069% due 05/01/2038		401	426
3.500% due 11/01/2045 - 09/01/2046		906	928
Fannie Mae, TBA
3.000% due 04/01/2032 - 05/01/2047		5,000	5,043
3.500% due 05/01/2047		5,000	5,104
4.000% due 05/01/2047		3,000	3,141

Total U.S. Government Agencies (Cost $15,821)			15,907

U.S. TREASURY OBLIGATIONS 18.1%
U.S. Treasury Bonds
2.250% due 08/15/2046		280	237
2.500% due 02/15/2046		3,280	2,939
2.875% due 11/15/2046		100	97
U.S. Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025 (f)		837	967
U.S. Treasury Notes
1.125% due 08/31/2021		10,100	9,786
1.500% due 08/15/2026		1,400	1,295
1.625% due 04/30/2019 (f)		1,900	1,913
2.250% due 01/31/2024		500	501
2.250% due 02/15/2027		500	494

Total U.S. Treasury Obligations (Cost $18,888)			18,229

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		91	82
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	47	40
Marche Mutui SRL
0.062% due 02/25/2055		1	1
1.922% due 01/27/2064		37	40

Total Non-Agency Mortgage-Backed Securities (Cost $156)			163

ASSET-BACKED SECURITIES 4.7%
Bowman Park CLO Ltd.
2.233% due 11/23/2025		$300	300
Carlyle Global Market Strategies CLO Ltd.
2.289% due 05/15/2025		250	250
Catamaran CLO Ltd.
2.342% due 12/20/2023		236	237
Citigroup Mortgage Loan Trust, Inc.
1.112% due 08/25/2036		497	475
Countrywide Asset-Backed Certificates
1.212% due 05/25/2037		651	450
CVP Cascade CLO Ltd.
2.473% due 01/16/2026		250	251
Dryden Euro CLO BV
0.763% due 12/09/2025	EUR	232	248
Dryden Senior Loan Fund
2.223% due 01/15/2025		$250	250
Fremont Home Loan Trust
1.132% due 10/25/2036		498	260

JPMorgan Mortgage Acquisition Corp.
1.372% due 05/25/2035	600	525
Lehman XS Trust
1.782% due 10/25/2035	56	55
Morgan Stanley ABS Capital, Inc. Trust
1.112% due 10/25/2036	260	210
Navient Student Loan Trust
2.079% due 12/27/2066	200	200
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026	250	250
OCP CLO Ltd.
2.450% due 11/22/2025	250	250
Pinnacle Park CLO Ltd.
2.211% due 04/15/2026	250	251
Tralee CLO Ltd.
2.480% due 07/20/2026	250	251

Total Asset-Backed Securities (Cost $4,531)		4,713

SHORT-TERM INSTRUMENTS 33.7%
CERTIFICATES OF DEPOSIT 1.0%
Mitsubishi UFJ Trust & Banking Corp.
1.872% due 09/19/2017	$300	301
Natixis S.A.
1.846% due 09/25/2017	400	401
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017	300	300

		1,002

COMMERCIAL PAPER 0.3%
Credit Agricole
1.240% due 07/28/2017	300	299

REPURCHASE AGREEMENTS (c) 32.4%		32,600

Total Short-Term Instruments (Cost $33,899)		33,901

Total Investments in Securities (Cost $79,976)		79,547

	SHARES
INVESTMENTS IN AFFILIATES 29.0%
MUTUAL FUNDS (b) 3.8%
PIMCO Income Fund	314,506	3,849

Total Mutual Funds (Cost $3,810)		3,849

SHORT-TERM INSTRUMENTS 25.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.2%
PIMCO Short-Term Floating NAV Portfolio III	2,565,626	25,364

Total Short-Term Instruments (Cost $25,364)		25,364

Total Investments in Affiliates (Cost $29,174)		29,213

Total Investments 108.2% (Cost $109,150)		$108,760
Financial Derivative Instruments (d)(e) (0.2)% (Cost or Premiums, net $(76))		(175)
Other Assets and Liabilities, net (8.0)%		(8,029)

Net Assets 100.0%		$100,556

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.970%	03/31/2017	04/03/2017	$15,100	U.S. Treasury Notes 2.125% due 05/15/2025	$(15,434)	$15,100	$15,101
RDR	1.000	03/31/2017	04/03/2017	5,400	U.S. Treasury Notes 1.750% due 09/30/2022	(5,517)	5,400	5,401
TDM	0.970	03/31/2017	04/03/2017	12,100	U.S. Treasury Bonds 3.375% due 05/15/2044	(12,532)	12,100	12,101

Total Repurchase Agreements						$(33,483)	$32,600	$32,603

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(70) at a weighted average interest rate of (1.121)%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2017	298	$(141)	$0	$(81)
Mini MSCI EAFE Index June Futures	Long	06/2017	282	480	0	(61)

Total Futures Contracts				$339	$0	$(142)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$4,500	$92	$115	$1	$0
CDX.IG-28 5-Year Index	1.000	06/20/2022	100	1	0	0	0

				$93	$115	$1	$0

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/15/2023	$700	$3	$17	$0	$(1)
Receive	3-Month USD-LIBOR	1.750	12/21/2023	2,100	51	95	0	(2)

					$54	$112	$0	$(3)

Total Swap Agreements					$147	$227	$1	$(3)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $2,995 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	DKK	409		$62	$3	$0
	04/2017	EUR	440		467	0	(3)
	04/2017	MXN	832		41	0	(4)
	04/2017	$	0	DKK	1	0	0
BPS	04/2017	BRL	9,176		$2,827	0	(104)
	04/2017	$	2,699	BRL	9,176	232	0
	04/2017		475	EUR	440	0	(5)
	05/2017	EUR	440		$475	5	0
BRC	07/2017	DKK	303		46	3	0
DUB	04/2017	RUB	1,266		21	0	(1)
HUS	06/2017	SGD	51		36	0	0
	10/2017	DKK	2,838		435	24	0
JPM	04/2017	BRL	6,800		1,959	0	(213)
	04/2017	$	2,146	BRL	6,800	26	0
	05/2017		97	JPY	10,800	1	0
SCX	04/2017	BRL	76		$24	0	0
	04/2017	$	24	BRL	76	0	0
	05/2017		24		76	0	0

Total Forward Foreign Currency Contracts						$294	$(330)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/29/2019	$1,000	$94	$107

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	1.600%	3-Month USD-LIBOR	12/06/2019	$9,000	$126	$28
NGF	Call - OTC 2-Year Interest Rate Floor (1)	1.600	3-Month USD-LIBOR	12/06/2019	9,000	125	28

						$251	$56

Total Purchased Options						$345	$163

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	03/29/2019	$4,700	$(94)	$(120)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	0.943%	3-Month USD-LIBOR	12/06/2019	$18,000	$(126)	$(10)
NGF	Call - OTC 2-Year Interest Rate Floor (1)	0.943	3-Month USD-LIBOR	12/06/2019	18,000	(125)	(10)

						$(251)	$(20)

Total Written Options						$(345)	$(140)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	0.989%		$100	$(2)	$2	$0	$0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.262	EU	R 200	0	1	1	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.009		$500	(15)	15	0	0
	Mexico Government International Bond	1.000	06/20/2021	0.989		100	(3)	3	0	0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.092		100	(2)	3	1	0
DUB	Brazil Government International Bond	1.000	06/20/2021	1.800		100	(8)	5	0	(3)
FBF	Brazil Government International Bond	1.000	06/20/2021	1.800		200	(14)	7	0	(7)
GST	Brazil Government International Bond	1.000	06/20/2021	1.800		200	(14)	8	0	(6)
HUS	Mexico Government International Bond	1.000	06/20/2021	0.989		200	(5)	5	0	0
JPM	Brazil Government International Bond	1.000	06/20/2021	1.800		100	(7)	4	0	(3)
	Russia Government International Bond	1.000	06/20/2021	1.292		100	(6)	5	0	(1)

							$(76)	$58	$2	$(20)

Total Swap Agreements							$(76)	$58	$2	$(20)

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $407 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$70	$0	$70
Corporate Bonds & Notes
Banking & Finance	0	4,483	0	4,483
Industrials	0	1,354	0	1,354
Utilities	0	535	0	535
Municipal Bonds & Notes
West Virginia	0	192	0	192
U.S. Government Agencies	0	15,907	0	15,907
U.S. Treasury Obligations	0	18,229	0	18,229
Non-Agency Mortgage-Backed Securities	0	163	0	163
Asset-Backed Securities	0	4,513	200	4,713
Short-Term Instruments
Certificates of Deposit	0	1,002	0	1,002
Commercial Paper	0	299	0	299
Repurchase Agreements	0	32,600	0	32,600
	$0	$79,347	$200	$79,547

Investments in Affiliates, at Value
Mutual Funds	3,849	0	0	3,849
Short-Term Instruments
Central Funds Used for Cash Management Purposes	25,364	0	0	25,364

	$29,213	$0	$0	$29,213

Total Investments	$29,213	$79,347	$200	$108,760

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	459	0	459
	$0	$460	$0	$460

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(142)	(3)	0	(145)
Over the counter	0	(490)	0	(490)

	$(142)	$(493)	$0	$(635)

Total Financial Derivative Instruments	$(142)	$(33)	$0	$(175)

Totals	$29,071	$79,314	$200	$108,585

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.2%
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 4.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$103
4.625% due 10/30/2020		100	106
Ally Financial, Inc.
3.250% due 02/13/2018		1,350	1,362
6.250% due 12/01/2017		300	308
Bank of America N.A.
1.750% due 06/05/2018		2,000	2,005
Citigroup, Inc.
1.554% due 05/01/2017		6,800	6,803
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,100	1,117
Deutsche Bank AG
4.250% due 10/14/2021		1,700	1,744
Goldman Sachs Group, Inc.
2.331% due 09/15/2020		1,400	1,421
ING Bank NV
2.625% due 12/05/2022		500	500
International Lease Finance Corp.
8.875% due 09/01/2017		200	206
Mitsubishi UFJ Financial Group, Inc.
2.935% due 03/01/2021		600	621
Navient Corp.
5.500% due 01/15/2019		400	415
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	227
Santander Holdings USA, Inc.
2.504% due 11/24/2017		$100	101
Toronto-Dominion Bank
2.250% due 03/15/2021		800	798
Unibail-Rodamco SE
1.793% due 04/16/2019		800	797

			18,634

INDUSTRIALS 0.1%
Hyundai Capital America
2.000% due 07/01/2019		200	199

UTILITIES 0.1%
Petrobras Global Finance BV
6.625% due 01/16/2034	GBP	100	122
8.375% due 05/23/2021		$200	227

			349

Total Corporate Bonds & Notes (Cost $19,068)			19,182

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
1.332% due 05/25/2042		5	5
1.662% due 02/25/2041		468	474
1.814% due 10/01/2044		6	6
2.788% due 01/01/2036		53	56
2.837% due 07/01/2035		24	24
2.942% due 11/01/2034		29	31
2.998% due 05/25/2035		42	44
3.405% due 11/01/2035		17	17
Fannie Mae, TBA
3.000% due 05/01/2047		2,000	1,980
3.500% due 05/01/2032 - 06/01/2047		7,000	7,163
Freddie Mac
1.142% due 02/15/2019		23	23
1.242% due 08/25/2031		1	1
1.362% due 08/15/2033 - 09/15/2042		1,885	1,884
1.796% due 02/25/2045		72	74
2.741% due 09/01/2036 †		178	186
2.859% due 01/01/2034		7	7
2.937% due 10/01/2036 †		81	85
3.016% due 07/01/2036 †		154	160
NCUA Guaranteed Notes
1.337% due 12/08/2020		938	943
1.432% due 10/07/2020		436	436

Small Business Administration
5.510% due 11/01/2027		261	282

Total U.S. Government Agencies (Cost $13,768)			13,881

U.S. TREASURY OBLIGATIONS 85.2%
U.S. Treasury Bonds
3.000% due 05/15/2045 †		80	79
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 †		40,954	41,311
0.125% due 04/15/2019 (g)(i)		19,745	20,040
0.125% due 04/15/2020 (g)		35,665	36,209
0.125% due 04/15/2021 (g)		20,381	20,604
0.125% due 01/15/2022		837	844
0.125% due 07/15/2022 (g)		16,348	16,486
0.125% due 01/15/2023 (g)(k)		2,630	2,631
0.125% due 07/15/2024 (g)		8,520	8,448
0.125% due 07/15/2026 (k)		182	178
0.250% due 01/15/2025 (g)		5,742	5,697
0.375% due 07/15/2023 (g)		18,545	18,855
0.375% due 07/15/2025 (k)		1,342	1,346
0.375% due 07/15/2025 †		2,355	2,363
0.375% due 01/15/2027 †		5,329	5,310
0.625% due 07/15/2021 (g)		26,530	27,533
0.625% due 01/15/2024		4,871	4,991
0.625% due 01/15/2026 (g)		9,311	9,488
0.625% due 02/15/2043 (k)		148	138
0.750% due 02/15/2045		2,166	2,066
0.875% due 02/15/2047		101	99
1.250% due 07/15/2020 (g)		18,085	19,144
1.375% due 07/15/2018 (g)		6,104	6,316
1.375% due 01/15/2020		5,228	5,509
1.375% due 02/15/2044 (k)		146	161
1.375% due 02/15/2044 †		104	115
1.625% due 01/15/2018 (k)		464	473
1.625% due 01/15/2018 †		2,203	2,249
1.750% due 01/15/2028 (k)		23	26
1.875% due 07/15/2019 (i)		4,493	4,775
2.000% due 01/15/2026		4,173	4,739
2.125% due 01/15/2019		2,375	2,500
2.125% due 02/15/2040 (k)		416	525
2.125% due 02/15/2041 (k)		976	1,240
2.375% due 01/15/2025 (g)		11,725	13,532
2.375% due 01/15/2027 (k)		241	285
2.500% due 01/15/2029 †		6,821	8,350
3.625% due 04/15/2028 (k)		60	80
3.875% due 04/15/2029 (k)		295	409
3.875% due 04/15/2029 †		148	205
U.S. Treasury Notes
1.750% due 11/30/2021 (k)		2,900	2,881
1.875% due 02/28/2022 (g)		24,800	24,748
2.000% due 02/15/2025 (g)(k)		3,110	3,041
2.000% due 11/15/2026		200	193
2.125% due 12/31/2021 (k)		100	101

Total U.S. Treasury Obligations (Cost $325,868)			326,313

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Banc of America Mortgage Trust
3.240% due 06/25/2035		103	97
3.490% due 11/25/2034		65	64
BCAP LLC Trust
5.250% due 08/26/2037		600	619
Bear Stearns Adjustable Rate Mortgage Trust
3.238% due 07/25/2036 ^		98	92
3.352% due 01/25/2035		263	260
3.466% due 03/25/2035		79	77
Citigroup Mortgage Loan Trust, Inc.
3.365% due 09/25/2037 ^		449	387
Countrywide Alternative Loan Trust
1.173% due 12/20/2046 ^		1,412	1,144
6.000% due 02/25/2037 ^		215	148
Countrywide Home Loan Mortgage Pass-Through Trust
3.134% due 11/19/2033		3	3
3.155% due 08/25/2034 ^		27	23
Eurosail PLC
0.644% due 06/13/2045	GBP	1	1
1.294% due 06/13/2045		458	548
First Horizon Alternative Mortgage Securities Trust
3.017% due 06/25/2034		$12	12
GreenPoint Mortgage Funding Trust
1.252% due 11/25/2045		11	9
GS Mortgage Securities Trust
3.849% due 12/10/2043		386	398

GSR Mortgage Loan Trust
3.489% due 01/25/2035		43	41
HarborView Mortgage Loan Trust
1.218% due 03/19/2036		56	42
HomeBanc Mortgage Trust
1.312% due 10/25/2035		114	111
IndyMac Mortgage Loan Trust
3.593% due 11/25/2035 ^		96	91
JPMorgan Commercial Mortgage-Backed Securities Trust
5.841% due 06/18/2049		52	53
JPMorgan Mortgage Trust
3.229% due 07/25/2035		52	51
3.252% due 08/25/2035		70	70
3.270% due 02/25/2035		99	98
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		132	134
Marche Mutui SRL
0.062% due 02/25/2055	EUR	3	4
1.922% due 01/27/2064		93	100
MASTR Adjustable Rate Mortgages Trust
3.050% due 11/21/2034		$34	35
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.652% due 09/15/2030		155	153
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		75	76
Morgan Stanley Capital Trust
5.942% due 06/11/2049		13	13
Residential Accredit Loans, Inc. Trust
1.998% due 09/25/2045		149	130
Royal Bank of Scotland Capital Funding Trust
6.101% due 12/16/2049		246	246
Sequoia Mortgage Trust
1.178% due 07/20/2036		300	285
Structured Adjustable Rate Mortgage Loan Trust
2.038% due 01/25/2035		15	13
3.379% due 02/25/2034		18	19
3.464% due 12/25/2034		73	72
Structured Asset Mortgage Investments Trust
1.638% due 10/19/2034		21	20
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,588
WaMu Mortgage Pass-Through Certificates Trust
1.408% due 05/25/2047		260	233
2.990% due 08/25/2035		22	20
3.001% due 12/25/2035		181	167
Wells Fargo Mortgage-Backed Securities Trust
2.907% due 06/25/2033		55	55
3.170% due 03/25/2036 ^		145	139

Total Non-Agency Mortgage-Backed Securities (Cost $7,465)			7,941

ASSET-BACKED SECURITIES 4.3%
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024		284	284
Cavalry CLO Ltd.
2.373% due 01/17/2024		200	200
CIT Mortgage Loan Trust
2.332% due 10/25/2037		952	948
Citigroup Mortgage Loan Trust, Inc.
1.312% due 10/25/2036		400	333
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	84	90
0.758% due 01/30/2024	GBP	102	127
Countrywide Asset-Backed Certificates
4.149% due 04/25/2036		$55	56
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		600	602
Credit-Based Asset Servicing and Securitization LLC
0.898% due 07/25/2037		16	10
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	2	3
1.352% due 02/22/2027		$344	343
Flagship Ltd.
0.000% due 01/20/2026 (a)		800	800
Fortress Credit BSL Ltd.
0.000% due 10/19/2025 (a)		500	500
GSAMP Trust
1.052% due 12/25/2036		63	35
Hildene CLO Ltd.
0.000% due 01/17/2026 (a)		1,900	1,900
Jamestown CLO Ltd.
0.000% due 01/17/2027 (a)		1,000	1,000
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		112	90

Navient Student Loan Trust
2.132% due 03/25/2066		684	691
OneMain Financial Issuance Trust
2.470% due 09/18/2024		1,234	1,238
Penta CLO S.A.
0.000% due 06/04/2024	EUR	51	54
Renaissance Home Equity Loan Trust
2.082% due 09/25/2037		$1,150	664
Residential Asset Securities Corp. Trust
1.312% due 04/25/2036		200	176
Securitized Asset-Backed Receivables LLC Trust
1.232% due 05/25/2036		681	413
SLM Student Loan Trust
1.078% due 04/25/2019		1,207	1,197
2.538% due 04/25/2023		2,178	2,223
Structured Asset Securities Corp. Mortgage Loan Trust
2.284% due 04/25/2035		290	276
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		388	387
VOLT LLC
3.500% due 03/25/2047		100	100
WhiteHorse Ltd.
2.235% due 02/03/2025		1,900	1,901

Total Asset-Backed Securities (Cost $16,556)			16,641

SOVEREIGN ISSUES 6.8%
Argentine Government International Bond
6.875% due 01/26/2027		1,100	1,115
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	114
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (c)	BRL	37,800	11,498
0.000% due 01/01/2018 (c)		17,600	5,244
France Government International Bond
0.100% due 03/01/2021 (e)	EUR	200	225
2.250% due 07/25/2020 (e)		501	603
Mexico Government International Bond
4.750% due 06/14/2018	MXN	9,975	522
7.750% due 05/29/2031		8,072	449
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	2,733	1,924
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	5	4
3.000% due 02/24/2025		5	4
3.000% due 02/24/2026		18	15
3.000% due 02/24/2029		45	35
3.000% due 02/24/2030		39	30
3.000% due 02/24/2031		45	34
3.000% due 02/24/2032		38	28
3.000% due 02/24/2033		28	21
3.000% due 02/24/2034		21	15
3.000% due 02/24/2035		5	4
3.000% due 02/24/2037		71	50
3.000% due 02/24/2038		71	50
3.000% due 02/24/2040		14	10
3.000% due 02/24/2041		7	5
3.000% due 02/24/2042		49	35
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	253	385
0.125% due 03/22/2044 (e)		241	488
0.125% due 03/22/2046 (e)		628	1,312
0.125% due 11/22/2065 (e)		578	1,739

Total Sovereign Issues (Cost $25,512)			25,958

SHORT-TERM INSTRUMENTS 21.2%
CERTIFICATES OF DEPOSIT 3.8%
Barclays Bank PLC
1.804% due 11/06/2017		$1,400	1,403
1.906% due 09/08/2017		1,000	1,002
Credit Suisse AG
1.920% due 09/12/2017		1,800	1,804
Mitsubishi UFJ Trust & Banking Corp.
1.872% due 09/19/2017		800	802
Natixis S.A.
1.846% due 09/25/2017		2,700	2,707
Norinchukin Bank
1.733% due 10/12/2017		3,000	3,009
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		1,100	1,103

Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		800	802
1.882% due 09/18/2017		1,800	1,805

			14,437

REPURCHASE AGREEMENTS (f) 13.3%			50,914

SHORT-TERM NOTES 0.9%
Federal Home Loan Bank
0.528% due 04/13/2017 (c)(d)†		3,356	3,355
0.558% due 05/22/2017 (c)(d)†		215	215

			3,570

ARGENTINA TREASURY BILLS 0.4%
2.967% due 05/26/2017 - 12/15/2017 (b)(c)		1,500	1,479

JAPAN TREASURY BILLS 1.1%
(0.295)% due 04/10/2017 - 05/08/2017 (b)(c)	JPY	490,000	4,402

MEXICO TREASURY BILLS 0.3%
6.744% due 05/25/2017 - 01/04/2018 (b)(c)	MXN	21,118	1,096

U.S. TREASURY BILLS 1.4%
0.682% due 04/20/2017 - 04/27/2017 (b)(c)†		$5,268	5,266

Total Short-Term Instruments (Cost $80,991)			81,164

Total Investments in Securities (Cost $489,228)			491,080

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		753,435	7,448

Total Short-Term Instruments (Cost $7,448)			7,448

Total Investments in Affiliates (Cost $7,448)			7,448

Total Investments 130.1% (Cost $496,676)			$498,528
Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $(150))			992
Other Assets and Liabilities, net (30.4)%			(116,329)

Net Assets 100.0%			$383,191

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.960% †	03/31/2017	04/03/2017	$19,100	U.S. Treasury Bonds 3.000% due 11/15/2045	$(19,578)	$19,100	$19,101
SSB	0.050 †	03/31/2017	04/03/2017	514	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(525)	514	514
TDM	0.970 †	03/31/2017	04/03/2017	31,300	U.S. Treasury Bonds 3.000% due 11/15/2044	(32,438)	31,300	31,303

Total Repurchase Agreements						$(52,541)	$50,914	$50,918

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BPG	0.990%	04/03/2017	04/06/2017		$(50,939)	$(50,939)
	1.000	04/03/2017	04/06/2017		(9,497)	(9,497)
	1.090	04/03/2017	04/05/2017		(104,503)	(104,503)
GSC	0.870	03/31/2017	04/17/2017		(1,298)	(1,299)
MYI	0.550	01/17/2017	04/20/2017	GBP	(1,957)	(2,387)
TDM	0.750	01/18/2017	04/13/2017		$(77,485)	(77,606)
	0.750	02/16/2017	04/13/2017		(309)	(310)
	0.760	01/13/2017	04/13/2017		(22,378)	(22,415)
	0.760	01/17/2017	04/13/2017		(103)	(103)

Total Sale-Buyback Transactions						$(269,059)

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2047	$1,000	$(1,052)	$(1,049)

Total Short Sales				$(1,052)	$(1,049)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(89,999) at a weighted average interest rate of 0.741%.
(4)	Payable for sale-buyback transactions includes $(33) of deferred price drop.

(g)	Securities with an aggregate market value of $266,512 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$0.500	07/21/2017	1	$0	$0
Put - NYMEX Crude Calendar Spread December Futures †	0.500	11/17/2017	1	0	0
Put - NYMEX Crude Calendar Spread July Futures †	0.500	06/19/2017	1	0	0
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	1	0	0
Put - NYMEX Crude Calendar Spread October Futures †	0.500	09/19/2017	1	0	0
Put - NYMEX Crude Calendar Spread September Futures †	0.500	08/21/2017	1	0	0
Put - NYMEX Crude December Futures †	48.000	11/15/2017	10	32	29
Call - NYMEX Crude December Futures †	63.000	11/15/2017	10	21	9
Call - NYMEX Crude December Futures †	60.000	11/14/2018	2	7	6
Call - NYMEX Crude December Futures †	64.000	11/14/2018	8	27	17
Call - NYMEX WTI Crude December Futures †	66.000	12/29/2017	1	1	1
Call - NYMEX WTI Crude November Futures †	66.000	11/30/2017	1	2	1
Call - NYMEX WTI Crude October Futures †	66.000	10/31/2017	1	2	1
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	4	3	1

				$95	$65

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$111.000	05/26/2017	279	$2	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/26/2017	38	0	0
Put - CME 90-Day Eurodollar April Futures	98.500	04/13/2017	342	5	2
Put - CME 90-Day Eurodollar April Futures	98.625	04/13/2017	684	29	5

				$36	$7

Total Purchased Options				$131	$72

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$1.000	07/21/2017	2	$0	$0
Put - NYMEX Crude Calendar Spread December Futures †	1.000	11/17/2017	2	0	0
Put - NYMEX Crude Calendar Spread July Futures †	1.000	06/19/2017	2	0	0
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	2	0	0
Put - NYMEX Crude Calendar Spread October Futures †	1.000	09/19/2017	2	0	0
Put - NYMEX Crude Calendar Spread September Futures †	1.000	08/21/2017	2	0	0
Call - NYMEX Crude December Futures †	60.000	11/15/2017	2	(3)	(3)
Call - NYMEX Crude December Futures †	64.000	11/15/2017	8	(16)	(6)
Put - NYMEX Crude June Futures †	44.000	05/17/2017	5	(4)	(1)
Call - NYMEX Crude June Futures †	54.000	05/17/2017	5	(2)	(4)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	2	(6)	(7)
Put - NYMEX Natural Gas July Futures †	2.850	06/27/2017	2	(1)	(1)
Put - NYMEX Natural Gas June Futures †	2.750	05/25/2017	3	(2)	(1)
Put - NYMEX Natural Gas June Futures †	2.800	05/25/2017	2	(1)	(1)
Put - NYMEX Natural Gas June Futures †	2.900	05/25/2017	4	(3)	(2)
Put - NYMEX Natural Gas May Futures †	2.800	04/25/2017	4	(1)	(1)
Put - NYMEX Natural Gas May Futures †	2.900	04/25/2017	3	(2)	(1)
Put - NYMEX Natural Gas May Futures †	2.950	04/25/2017	1	0	0
Call - NYMEX Natural Gas May Futures †	3.400	04/25/2017	4	(2)	(2)
Call - NYMEX RBOB Gasoline December Futures †	185.000	12/29/2017	1	(2)	(1)
Call - NYMEX RBOB Gasoline November Futures †	185.000	11/30/2017	1	(2)	(1)
Call - NYMEX RBOB Gasoline October Futures †	185.000	10/31/2017	1	(2)	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	2	(1)	0
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	2	(1)	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	4	(5)	(2)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	2	(2)	(2)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	1	0	(1)

				$(58)	$(39)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$122.500	05/26/2017	99	$(74)	$(21)
Put - CBOT U.S. Treasury 10-Year Note June Futures	123.000	05/26/2017	32	(29)	(9)
Call - CBOT U.S. Treasury 10-Year Note June Futures	124.500	05/26/2017	79	(67)	(76)
Call - CBOT U.S. Treasury 10-Year Note June Futures	125.000	05/26/2017	41	(22)	(30)

				$(192)	$(136)

Total Written Options				$(250)	$(175)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum July Futures †	Short	07/2017	8	$(15)	$0	$0
Arabica Coffee September Futures †	Short	09/2017	5	(1)	0	0
Brent Crude April Futures †	Short	02/2018	2	(3)	0	(1)
Brent Crude August Futures †	Short	06/2017	1	(2)	0	0
Brent Crude December Futures †	Short	10/2017	21	19	0	(8)
Brent Crude December Futures †	Long	10/2018	31	(11)	11	0
Brent Crude December Futures †	Long	10/2019	50	(80)	17	0
Brent Crude December Futures †	Short	10/2020	19	23	0	(5)
Brent Crude January Futures †	Long	11/2017	4	10	2	0
Brent Crude July Futures †	Long	05/2017	3	(10)	1	0
Brent Crude June Futures †	Long	04/2017	6	(17)	2	0
Brent Crude June Futures †	Short	04/2018	8	30	0	(3)
Brent Crude June Futures †	Short	04/2019	17	41	0	(6)
Brent Crude June Futures †	Short	05/2020	6	21	0	(2)
Brent Crude March Futures †	Short	01/2019	5	(10)	0	(2)
Brent Crude October Futures †	Short	08/2017	2	(6)	0	(1)
Brent Crude September Futures †	Short	07/2017	6	(5)	0	(2)
Brent Crude September Futures †	Short	07/2018	5	(11)	0	(2)
Call Options Strike @ USD 65.000 on Brent Crude December Futures †	Short	10/2017	10	12	0	(1)
Canola November Futures †	Long	11/2017	14	(1)	0	(1)
Chicago Ethanol (Platts) December Futures †	Long	12/2017	5	15	1	0
Cocoa December Futures †	Short	12/2017	3	3	0	0
Cocoa May Futures †	Long	05/2017	1	1	0	0
Cocoa September Futures †	Long	09/2017	3	(2)	0	0
Cocoa September Futures †	Short	09/2017	1	0	0	0
Copper December Futures †	Long	12/2017	8	(10)	0	(3)
Copper December Futures †	Short	12/2017	4	14	0	0
Corn December Futures †	Long	12/2017	4	(1)	3	0
Corn July Futures †	Short	07/2017	27	6	0	(9)
Corn March Futures †	Long	03/2018	19	(7)	7	0
Corn September Futures †	Short	09/2017	19	11	0	(7)
Cotton No. 2 December Futures †	Long	12/2017	6	0	1	0
Cotton No. 2 July Futures †	Long	07/2017	2	0	1	0
Cotton No. 2 May Futures †	Short	05/2017	6	(2)	0	(3)
Euro-Bobl June Futures	Short	06/2017	2	1	0	0
Euro-Bund 10-Year Bond June Futures	Long	06/2017	29	28	9	(1)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	39	2	17	0
Euro-Rapeseed November Futures †	Long	10/2017	19	(23)	0	(3)
Gas Oil December Futures †	Long	12/2017	8	(24)	0	0
Gas Oil December Futures †	Long	12/2018	20	(28)	2	0
Gas Oil July Futures †	Short	07/2017	5	(10)	0	0
Gas Oil June Futures †	Short	06/2017	8	16	0	0
Gas Oil June Futures †	Short	06/2018	10	14	0	(1)
Gas Oil June Futures †	Short	06/2019	10	15	0	(1)
Gas Oil September Futures †	Long	09/2017	8	3	0	0
Gold 100 oz. August Futures †	Short	08/2017	1	(4)	0	0
Gold 100 oz. December Futures †	Long	12/2017	3	11	1	0
Gold 100 oz. December Futures †	Long	12/2018	6	6	2	0
Gold 100 oz. June Futures †	Short	06/2017	13	(27)	0	(4)
Hard Red Winter Wheat July Futures †	Long	07/2017	17	(22)	3	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	40	13	0	(2)
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	12	(4)	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	12	2	0	(1)
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	12	16	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	12	17	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2018	12	(4)	0	(1)
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	12	(4)	0	(1)
Henry Hub Natural Gas Swap March Futures †	Long	02/2018	20	29	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	12	(5)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	12	(2)	0	(1)
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	36	(63)	0	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	12	(4)	0	(1)
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	12	(4)	0	(1)
Japan Government 10-Year Bond June Futures	Short	06/2017	6	(1)	9	0
Lead July Futures †	Long	07/2017	2	3	0	0
Live Cattle April Futures †	Short	04/2017	3	(6)	0	0
Live Cattle August Futures †	Long	08/2017	3	7	0	0
Natural Gas April Futures †	Long	03/2018	53	10	0	(10)
Natural Gas August Futures †	Long	07/2017	24	24	0	(1)
Natural Gas January Futures †	Long	12/2017	3	0	0	0
Natural Gas July Futures †	Short	06/2017	7	(1)	0	0
Natural Gas June Futures †	Short	05/2017	9	(23)	0	0
Natural Gas March Futures †	Short	02/2018	36	(41)	3	0
Natural Gas May Futures †	Long	04/2017	5	15	0	0
Natural Gas May Futures †	Long	04/2018	5	0	0	(1)
Natural Gas October Futures †	Short	09/2017	12	(7)	1	0
Natural Gas October Futures †	Long	09/2018	1	0	0	0
Natural Gas September Futures †	Short	08/2017	14	(19)	0	0
New York Harbor ULSD July Futures †	Short	06/2017	5	9	0	(3)
Platinum July Futures †	Long	07/2017	18	(36)	0	(3)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	113	2	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	113	(6)	0	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	Long	10/2018	2	1	0	0
Put Options Strike @ USD 50.000 on Brent Crude December Futures †	Short	10/2017	10	6	1	0
Silver December Futures †	Long	12/2017	6	16	2	0
Silver July Futures †	Long	07/2017	1	7	0	0
Soybean July Futures †	Long	07/2017	10	(17)	0	(7)
Soybean Meal July Futures †	Short	07/2017	5	3	3	0
Soybean November Futures †	Short	11/2017	25	55	11	0
Soybean Oil July Futures †	Long	07/2017	8	(3)	0	(1)
Sugar No. 11 July Futures †	Long	06/2017	8	(34)	0	(1)
Sugar No. 11 May Futures †	Short	04/2017	10	35	1	0
Sugar No. 11 October Futures †	Short	09/2017	9	6	1	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	57	(12)	0	(4)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	228	(73)	0	(37)
U.S. Treasury 10-Year Note June Futures †	Long	06/2017	385	122	84	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	119	(3)	0	(37)
United Kingdom Long Gilt June Futures	Short	06/2017	22	(72)	2	(11)
Wheat July Futures †	Short	07/2017	22	16	0	(6)
White Sugar August Futures †	Long	07/2017	1	(1)	0	0
White Sugar May Futures †	Long	04/2017	1	(4)	0	0
White Sugar October Futures †	Long	09/2017	9	(6)	0	(1)
WTI Crude April Futures †	Short	03/2018	6	15	0	(2)
WTI Crude August Futures †	Short	07/2017	7	14	0	(2)
WTI Crude December Futures †	Long	11/2017	3	5	1	0
WTI Crude December Futures †	Short	11/2017	2	(3)	0	(1)
WTI Crude December Futures †	Long	11/2018	5	(1)	2	0
WTI Crude December Futures †	Short	11/2018	22	63	0	(7)
WTI Crude December Futures †	Long	11/2019	12	(3)	4	0
WTI Crude December Futures †	Short	11/2020	8	7	0	(2)
WTI Crude July Futures †	Short	06/2017	4	(5)	0	(1)
WTI Crude June Futures †	Short	05/2018	5	(8)	0	(1)
WTI Crude June Futures †	Long	05/2019	8	(34)	3	0
WTI Crude March Futures †	Long	02/2018	20	129	6	0
WTI Crude November Futures †	Long	10/2017	8	0	3	0
WTI Crude September Futures †	Short	08/2017	5	8	0	(2)
WTI Crude September Futures †	Long	08/2018	10	(38)	3	0
Zinc July Futures †	Long	07/2017	3	(7)	0	0

Total Futures Contracts				$71	$220	$(217)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin (1)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$1,830	$(136)	$(10)	$1	$(1)

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	02/23/2018		$20,600	$14	$3	$0	$0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		3,900	4	(11)	0	0
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2022		3,700	156	(26)	0	(4)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		25,700	316	(1,202)	28	0
Pay (5)	3-Month USD-LIBOR	2.655	10/19/2023		6,000	62	62	7	0
Pay (5)	3-Month USD-LIBOR	2.678	10/25/2023		4,000	45	45	5	0
Pay (5)	3-Month USD-LIBOR	2.670	11/19/2023		2,000	21	21	2	0
Pay (5)	3-Month USD-LIBOR	2.681	12/12/2023		2,000	21	21	2	0
Pay (5)	3-Month USD-LIBOR	2.500	12/19/2023		11,000	21	109	12	0
Receive (5)	3-Month USD-LIBOR	2.500	02/22/2026		17,600	166	222	0	(18)
Receive (5)	3-Month USD-LIBOR	2.400	03/16/2026		8,050	113	143	0	(8)
Receive (5)	3-Month USD-LIBOR	2.300	04/21/2026		4,700	88	108	0	(5)
Receive (5)	3-Month USD-LIBOR	2.300	04/27/2026		5,700	107	130	0	(6)
Receive (5)	3-Month USD-LIBOR	1.850	07/20/2026		6,100	239	281	0	(6)
Receive (5)	3-Month USD-LIBOR	1.850	07/27/2026		2,000	79	82	0	(2)
Receive (5)	3-Month USD-LIBOR	2.000	07/27/2026		1,600	52	57	0	(1)
Receive	3-Month USD-LIBOR †	1.750	12/21/2026		8,380	428	676	0	(13)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		6,130	555	(163)	0	(10)
Receive (5)	3-Month USD-LIBOR	2.948	10/19/2048		1,000	(34)	(35)	0	(2)
Receive (5)	3-Month USD-LIBOR	2.969	10/25/2048		1,000	(39)	(39)	0	(1)
Receive (5)	3-Month USD-LIBOR	2.951	11/19/2048		300	(10)	(10)	0	0
Receive (5)	3-Month USD-LIBOR	2.953	12/12/2048		300	(10)	(10)	0	0
Receive (5)	3-Month USD-LIBOR	2.750	12/19/2048		2,500	20	(42)	0	(4)
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	8,440	(267)	(135)	0	(42)
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		2,600	(267)	(113)	0	(36)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	1,200	(4)	(1)	0	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		6,200	(2)	(1)	1	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		5,300	2	2	1	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		23,300	57	59	6	0
Pay	CPTFEMU	0.580	10/15/2017	EUR	1,700	5	11	3	0
Pay	CPTFEMU	0.830	05/15/2018		3,700	(43)	(27)	0	0
Pay	CPTFEMU	0.625	09/15/2018		800	3	6	0	0
Pay	CPTFEMU	0.650	10/15/2018		600	3	4	0	0
Pay	CPTFEMU	0.883	11/15/2018		1,100	7	7	0	0
Pay	CPTFEMU	0.806	04/15/2021		2,960	62	43	0	(3)
Pay	CPTFEMU	0.875	05/15/2021		2,800	55	37	0	(3)
Pay	CPTFEMU	1.165	12/15/2021		170	0	0	0	0
Pay	CPTFEMU	1.100	08/15/2026		400	(11)	8	2	0
Pay	CPTFEMU	1.385	12/15/2026		2,700	9	14	13	0
Pay	CPURNSA	2.250	07/15/2017		$8,700	(442)	8	5	0
Pay	CPURNSA	2.027	11/23/2020		1,500	14	14	7	0
Pay	CPURNSA	2.021	11/25/2020		1,500	14	14	7	0
Pay	CPURNSA	1.550	07/26/2021		1,100	37	0	0	0
Pay	CPURNSA	1.603	09/12/2021		770	23	0	0	0
Pay	CPURNSA	1.730	07/26/2026		1,100	(58)	0	0	0
Pay	CPURNSA	1.762	08/30/2026		1,900	(92)	1	1	0
Pay	CPURNSA	1.800	09/12/2026		600	(27)	(21)	0	(4)
Pay	CPURNSA	1.801	09/12/2026		770	(35)	0	0	0
Pay	CPURNSA	1.805	09/12/2026		700	(32)	0	0	0
Pay	CPURNSA	1.780	09/15/2026		500	(24)	0	0	0
Pay	FRCPXTOB	0.890	11/15/2018	EUR	400	1	1	0	0
Pay	UKRPI	3.190	04/15/2030	GBP	1,500	(48)	37	0	(3)
Pay	UKRPI	3.350	05/15/2030		2,900	11	49	0	(7)
Pay	UKRPI	3.400	06/15/2030		1,500	16	22	0	(4)
Pay	UKRPI	3.325	08/15/2030		800	(12)	(8)	0	(4)
Pay	UKRPI	3.275	09/15/2030		600	(17)	10	0	(2)
Pay	UKRPI	3.140	04/15/2031		200	(17)	4	0	(1)
Pay	UKRPI	3.530	10/15/2031		500	2	(6)	0	(6)
Pay	UKRPI	3.585	10/15/2046		700	(58)	(5)	13	0
Pay	UKRPI	3.428	03/15/2047		300	10	10	10	0

						$1,289	$466	$125	$(195)

Total Swap Agreements						$1,153	$456	$126	$(196)

(1)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $1,733 and cash of $2,429 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017		EUR	3,800		$4,031	$0	$(23)
	04/2017		MXN	16,484		802	0	(76)
	05/2017		JPY	40,000		355	0	(5)
	05/2017		MXN	3,268		161	0	(12)
BPS	04/2017		BRL	20,077		6,205	0	(208)
	04/2017			$6,242	BRL	20,077	171	0
	04/2017			910	MXN	18,009	50	0
	05/2017			3,857	CNH	26,857	37	0
	10/2017		BRL	25,500		$7,519	0	(312)
	01/2018			910		252	0	(23)
	03/2018		MXN	14,420		690	0	(44)
	03/2018			$727	MXN	14,420	7	0
CBK	04/2017		AUD	1,271		$972	1	0
	04/2017		JPY	70,000		603	0	(26)
	05/2017		CNH	26,874		3,884	0	(12)
	05/2017	†		$93	EUR	88	1	0
DUB	04/2017		BRL	5,120		$1,611	0	(24)
	04/2017			$1,616	BRL	5,120	19	0
	05/2017			1,601		5,120	24	0
	01/2018		BRL	9,500		$2,670	0	(201)
FBF	05/2017			$949	RUB	57,149	55	0
	08/2017		MXN	3,790		$190	0	(9)
GLM	04/2017		CAD	395		296	0	(1)
	04/2017		EUR	840		885	0	(11)
	04/2017		MXN	21,315		1,024	0	(112)
	04/2017			$961	EUR	912	11	0
	04/2017			6,112	GBP	4,919	51	0
	05/2017		GBP	4,919		$6,116	0	(51)
	05/2017	†		$301	CAD	395	0	(4)
	05/2017	†		500	EUR	467	0	(1)
	01/2018		MXN	2,033		$99	0	(5)
HUS	04/2017		BRL	3,243		1,023	0	(12)
	04/2017			$1,047	BRL	3,243	0	(11)
	06/2017		COP	558,548		$184	0	(9)
IND	04/2017		BRL	6,200		1,775	0	(205)
	04/2017			$1,957	BRL	6,200	24	0
JPM	04/2017		BRL	29,500		$8,502	0	(921)
	04/2017		INR	70,280		1,072	0	(11)
	04/2017		NZD	2,818		2,002	27	0
	04/2017			$9,232	BRL	29,500	191	0
	04/2017			929	EUR	865	0	(6)
	04/2017			1,818	GBP	1,483	40	0
	04/2017			998	MXN	19,789	56	0
	05/2017		JPY	320,000		$2,841	0	(37)
	10/2017		BRL	12,300		3,618	0	(160)
	01/2018			1,890		522	0	(49)
MSB	04/2017		GBP	6,402		8,029	8	0
NGF	04/2017		BRL	13,100		4,135	0	(50)
	04/2017			$3,982	BRL	13,100	202	0
	06/2017		MXN	1,110		$55	0	(4)
	07/2017			1,110		55	0	(4)
	08/2017			1,670		81	0	(6)
	11/2017			4,370		212	0	(13)
	01/2018		BRL	5,300		1,477	0	(124)
SCX	05/2017	†		$55	EUR	52	1	0
TOR	08/2017		MXN	3,767		$188	0	(9)
UAG	04/2017		JPY	60,000		517	0	(23)
	04/2017			$1,907	INR	131,219	116	0

Total Forward Foreign Currency Contracts							$1,092	$(2,814)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$1,700	$171	$36
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,700	170	258
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	7,300	83	196
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	9,500	110	240
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	700	70	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	700	70	106

							$674	$851

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	1.600%	3-Month USD-LIBOR	12/06/2019	$17,100	$240	$53
NGF	Call - OTC 2-Year Interest Rate Floor (1)	1.600	3-Month USD-LIBOR	12/06/2019	17,200	239	53

						$479	$106

Total Purchased Options						$1,153	$957

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC iTraxx Europe 26 5-Year	Buy	0.675%	06/21/2017	EUR	2,000	$(2)	$(4)
	Put - OTC iTraxx Europe 26 5-Year	Sell	1.000	06/21/2017		2,000	(3)	(1)

							$(5)	$(5)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC GBP versus USD	$1.268	05/18/2017	GBP	3,010	$(21)	$(28)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$700	$(6)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		12,100	(108)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		1,000	(13)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		900	(9)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(54)	(14)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$600	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,600	(52)	(19)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,000	(37)	(11)

							$(283)	$(44)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.455%	05/18/2017	$6,700	$(97)	$(56)
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800	11/07/2017	3,900	(34)	(3)
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	3,900	(34)	(66)

							$(165)	$(125)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	0.943%	3-Month USD-LIBOR	12/06/2019	$34,200	$(240)	$(19)
NGF	Call - OTC 2-Year Interest Rate Floor (1)	0.943	3-Month USD-LIBOR	12/06/2019	34,400	(239)	(20)

						$(479)	$(39)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP †	0.938	04/05/2017	$310	$(1)	$0
	Call - OTC SPGCICP †	0.669	04/05/2017	303	(2)	0

					$(3)	$0

Total Written Options					$(956)	$(241)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 2Q17 †	$8.050	06/30/2017	1,500	$1	$(1)	$0	$0
	Pay	EURMARGIN 3Q17 †	7.180	09/30/2017	2,100	1	(1)	0	0
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	300	0	1	1	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	3,600	0	4	4	0
	Pay	EURSIMP 2Q17 †	2.956	06/30/2017	2,100	0	0	0	0
	Pay	EURSIMP 3Q17 †	2.475	09/30/2017	2,400	0	0	0	0
	Receive	EURSIMP 4Q17 †	1.000	12/31/2017	900	0	1	1	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	9,000	0	20	20	0
	Receive	NAPGASFO CAL18 †	12.700	12/31/2018	2,400	0	0	0	0
	Receive	OREXIO 1Q18 †	69.200	03/31/2018	300	0	(3)	0	(3)
	Pay	OREXIO 2Q17 †	82.500	06/30/2017	300	0	(2)	0	(2)
	Pay	OREXIO 4Q17 †	78.000	12/31/2017	600	0	(8)	0	(8)
	Receive	OREXIO 4Q18 †	63.700	12/31/2018	600	0	(6)	0	(6)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	2,000	6	(128)	0	(122)
CBK	Pay	SLVRLND Index †	17.910	11/30/2017	10,000	0	6	6	0
GST	Pay	GOLDLNPM Index †	1,365.100	07/05/2017	200	0	(23)	0	(23)
	Receive	KWW N7 †	0.098	06/23/2017	43,300	(2)	(4)	0	(6)
	Pay	OREXIO 1Q18 †	72.300	03/31/2018	300	0	(3)	0	(3)
	Receive	OREXIO 1Q19 †	58.400	03/31/2019	300	0	(2)	0	(2)
	Receive	OREXIO 3Q18 †	63.550	09/30/2018	600	0	(5)	0	(5)
	Receive	OREXIO 4Q17 †	55.350	12/31/2017	600	0	5	5	0
	Receive	OREXIO 4Q18 †	62.000	12/31/2018	276	0	(2)	0	(2)
	Receive	PLATGOLD N7 †	232.800	07/05/2017	800	1	(54)	0	(53)
	Receive	PLTMLNPM Index †	1,106.500	07/05/2017	200	0	(31)	0	(31)
JPM	Receive	EURMARGIN 2H17 †	5.070	12/31/2017	1,200	0	2	2	0
	Pay	EURMARGIN 2Q17 †	8.010	06/30/2017	1,500	1	(1)	0	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	1,101	0	0	0	0
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	12,000	0	20	20	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	900	0	1	1	0
	Receive	HSFOEW 1Q18 †	14.500	03/31/2018	300	0	0	0	0
	Receive	NAPGASFO CAL18 †	12.000	12/31/2018	1,200	0	0	0	0
	Receive	OREXIO 2Q17 †	45.350	06/30/2017	300	0	9	9	0
MAC	Receive	CAW Z7 †	0.275	11/15/2017	29,600	(2)	2	0	0
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	300	0	1	1	0
	Pay	LXZ7 †	2,750.000	12/18/2017	5	0	0	0	0
	Receive	LXZ8 †	2,585.000	12/17/2018	5	0	1	1	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	9,000	(10)	(10)	0	(20)
MYC	Pay	EURMARGIN 3Q17 †	7.530	09/30/2017	399	0	0	0	0
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	3,000	0	3	3	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	2,700	0	2	2	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	3,600	0	5	5	0
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	1,800	0	2	2	0
	Pay	EURSIMP 2Q17 †	2.600	06/30/2017	900	0	0	0	0
	Pay	GOLDLNPM Index †	1,255.000	11/29/2018	200	0	5	5	0
	Pay	GOLDLNPM Index †	1,266.200	11/29/2018	200	0	3	3	0
	Pay	GOLDLNPM Index †	1,289.000	11/29/2018	200	0	(2)	0	(2)
	Pay	SLVRLND Index †	17.938	11/29/2017	5,000	0	3	3	0
SOG	Pay	EURMARGIN 2Q17 †	7.950	06/30/2017	300	0	0	0	0
	Pay	EURMARGIN 3Q17 †	7.150	09/30/2017	300	0	0	0	0
UAG	Pay	GOLDLNPM Index †	1,223.100	12/01/2017	300	0	11	11	0
	Pay	SLVRLND Index †	17.660	12/01/2017	5,000	0	4	4	0
	Pay	SLVRLND Index †	17.766	12/01/2017	5,000	0	4	4	0
	Pay	SLVRLND Index †	18.027	12/01/2017	5,000	0	2	2	0

						$(4)	$(169)	$115	$(288)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2021	2.050%	$400	$(31)	$13	$0	$(18)
	Italy Government International Bond	1.000	03/20/2019	0.682	1,100	(19)	26	7	0
	Mexico Government International Bond	1.000	06/20/2021	0.989	200	(5)	5	0	0
BRC	Mexico Government International Bond	1.000	06/20/2021	0.989	800	(21)	22	1	0
CBK	Brazil Government International Bond	1.000	06/20/2021	1.800	100	(9)	6	0	(3)
	Mexico Government International Bond	1.000	06/20/2021	0.989	100	(2)	2	0	0
DUB	Brazil Government International Bond	1.000	06/20/2021	1.800	200	(17)	11	0	(6)
	Mexico Government International Bond	1.000	06/20/2021	0.989	100	(3)	3	0	0
GST	Brazil Government International Bond	1.000	06/20/2021	1.800	400	(28)	15	0	(13)
HUS	Mexico Government International Bond	1.000	06/20/2021	0.989	500	(12)	13	1	0
NGF	Russia Government International Bond	1.000	06/20/2021	1.292	300	(18)	14	0	(4)

						$(165)	$130	$9	$(44)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$800	$(42)	$31	$0	$(11)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	300	(17)	13	0	(4)

					$(59)	$44	$0	$(15)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.010%	10/16/2017		$1,300	$0	$18	$18	$0
	Pay	CPURNSA	1.580	05/23/2018		8,600	0	50	50	0
	Pay	CPURNSA	1.565	06/07/2018		600	0	4	4	0
	Receive	UKRPI	3.430	06/15/2030	GBP	600	0	11	11	0
BPS	Pay	CPTFEMU	0.550	10/15/2017	EUR	100	0	0	0	0
	Pay	CPTFEMU	0.806	04/15/2021		600	0	13	13	0
CBK	Receive	CPTFEMU	1.178	05/15/2026		700	0	(14)	0	(14)
DUB	Pay	CPURNSA	2.500	07/15/2022		$1,200	10	(109)	0	(99)
	Pay	CPURNSA	2.560	05/08/2023		13,100	0	(1,103)	0	(1,103)
GLM	Receive	UKRPI	3.400	06/15/2030	GBP	500	2	3	5	0
	Pay	UKRPI	3.325	08/15/2030		3,940	(12)	(45)	0	(57)
	Receive	UKRPI	3.358	04/15/2035		300	0	(4)	0	(4)
	Pay	UKRPI	3.145	05/15/2046		20	0	4	4	0
	Pay	UKRPI	3.120	06/15/2046		250	0	61	61	0
JPM	Receive	UKRPI	3.400	06/15/2030		100	0	1	1	0
MYC	Receive	CPURNSA	1.810	07/19/2026		$400	0	(18)	0	(18)
	Receive	CPURNSA	1.800	07/20/2026		1,500	0	(70)	0	(70)
	Receive	CPURNSA	1.805	09/20/2026		300	0	(14)	0	(14)
RYL	Receive	UKRPI	3.140	07/15/2031	GBP	200	0	(20)	0	(20)

							$0	$(1,232)	$167	$(1,399)

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index †	20,831	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	$6,962	$0	$69	$69	$0
	Receive	BCOMTR Index †	135,902	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	23,260	0	229	229	0
	Receive	BCOMTR1 Index †	27,507	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	2,051	0	20	20	0
	Pay	SPGCINP Index †	12,286	(0.050)%	08/15/2017	2,174	0	(25)	0	(25)
CBK	Receive	CVICXMB2 Index †	20,129	0.100%	04/17/2017	2,137	0	(1)	0	(1)
	Receive	CVICXMB3 Index †	18,768	0.100%	04/17/2017	2,211	0	(1)	0	(1)
	Receive	BCOMF1T Index †	105	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	35	0	0	0	0
	Receive	BCOMTR Index †	165,760	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	28,357	0	279	279	0
	Receive	BCOMTR2 Index †	236,898	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	44,234	0	436	436	0
CIB	Receive	BCOMTR Index †	5,671	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	970	0	10	10	0
FBF	Receive	BCOMTR Index †	125,200	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	21,418	0	211	211	0
GST	Receive	BCOMF1T Index †	104,963	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	35,079	0	347	347	0
	Receive	BCOMTR Index †	23,541	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	4,027	0	39	39	0
	Pay	SPGCINP Index †	8,194	(0.050)%	08/15/2017	1,450	0	(17)	0	(17)
JPM	Receive	BCOMF1T Index †	672	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	225	0	2	2	0
	Receive	BCOMTR Index †	126,087	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	21,570	0	212	212	0
	Receive	JMABCTNE Index †	23,274	0.150%	08/15/2017	2,626	0	(1)	0	(1)
	Receive	JMABDEW2 Index †	6,564	0.300%	08/15/2017	5,610	0	(94)	0	(94)
	Receive	JMABFNJ1 Index †	115,387	0.700%	08/15/2017	11,573	0	(20)	0	(20)
	Receive	JMABNIC4 Index †	23,144	0.170%	08/15/2017	8,967	0	21	21	0
	Pay	SPGCINP Index †	120	(0.050)%	08/15/2017	21	0	0	0	0
MAC	Receive	BCOMTR1 Index †	113,048	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	10,776	0	106	106	0
	Receive	BCOMTR2 Index †	147,836	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	13,456	0	133	133	0
	Receive	MQCP563E Index †	3,643	0.950%	08/15/2017	481	0	(1)	0	(1)
MEI	Receive	BCOMTR2 Index †	292,026	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	37,217	0	358	358	0
MYC	Receive	BCOMTR Index †	446,022	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	76,302	0	751	751	0
	Receive	BCOMTR1 Index †	232,041	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	43,980	0	432	432	0

							$0	$3,495	$3,655	$(160)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	ICE Brent Crude July Futures †	7.182%	05/17/2017	$17	$0	$0	$0	$0
	Pay	ICE Brent Crude July Futures †	8.066	05/17/2017	90	0	1	1	0
	Pay	ICE Brent Crude June Futures †	6.101	04/17/2017	57	0	0	0	0
	Receive	NYMEX WTI Crude June Futures †	6.970	05/17/2017	17	0	0	0	0
	Receive	NYMEX WTI Crude June Futures †	7.840	05/17/2017	91	0	(2)	0	(2)
	Receive	NYMEX WTI Crude May Futures †	5.905	04/17/2017	58	0	1	1	0
GST	Pay	GOLDLNPM Index (8)†	7.981	04/22/2020	302	0	12	12	0
	Pay	GOLDLNPM Index (8)†	8.585	04/27/2020	1,024	0	47	47	0
	Pay	GOLDLNPM Index (8)†	8.703	04/28/2020	339	0	16	16	0
	Pay	GOLDLNPM Index (8)†	7.023	07/29/2020	943	0	34	34	0
	Pay	GOLDLNPM Index (8)†	7.840	09/09/2020	178	0	6	6	0
	Pay	ICE Brent Crude July Futures †	9.860	05/25/2017	72	0	1	1	0
	Pay	ICE Brent Crude July Futures †	9.923	05/25/2017	36	0	1	1	0
	Pay	ICE Brent Crude July Futures †	10.563	05/25/2017	87	0	3	3	0
	Pay	ICE Brent Crude July Futures †	11.560	05/25/2017	33	0	1	1	0
	Receive	NYMEX WTI Crude July Futures †	9.610	05/25/2017	109	0	(3)	0	(3)
	Receive	NYMEX WTI Crude July Futures †	10.240	05/25/2017	88	0	(3)	0	(3)
	Receive	NYMEX WTI Crude July Futures †	11.223	05/25/2017	34	0	(1)	0	(1)
JPM	Receive	GOLDLNPM Index (8)†	4.331	04/22/2020	302	0	0	0	0
	Receive	GOLDLNPM Index (8)†	4.343	04/27/2020	1,024	0	0	0	0
	Receive	GOLDLNPM Index (8)†	4.347	04/28/2020	339	0	0	0	0
	Pay	GOLDLNPM Index (8)†	9.000	07/24/2020	333	0	16	16	0
	Receive	GOLDLNPM Index (8)†	3.861	07/29/2020	865	0	(2)	0	(2)
	Receive	GOLDLNPM Index (8)†	3.976	07/29/2020	78	0	0	0	0

						$0	$128	$139	$(11)

Total Swap Agreements						$(228)	$2,396	$4,085	$(1,917)

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.
(8)	Variance Swap

(k)	Securities with an aggregate market value of $3,248 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$18,634	$0	$18,634
Industrials	0	199	0	199
Utilities	0	349	0	349
U.S. Government Agencies	0	13,881	0	13,881
U.S. Treasury Obligations	0	326,313	0	326,313
Non-Agency Mortgage-Backed Securities	0	7,941	0	7,941
Asset-Backed Securities	0	16,641	0	16,641
Sovereign Issues	0	25,958	0	25,958
Short-Term Instruments
Certificates of Deposit	0	14,437	0	14,437
Repurchase Agreements	0	50,914	0	50,914
Short-Term Notes	0	3,570	0	3,570
Argentina Treasury Bills	0	1,479	0	1,479
Japan Treasury Bills	0	4,402	0	4,402
Mexico Treasury Bills	0	1,096	0	1,096
U.S. Treasury Bills	0	5,266	0	5,266
	$0	$491,080	$0	$491,080

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,448	$0	$0	$7,448

Total Investments	$7,448	$491,080	$0	$498,528

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,049)	$0	$(1,049)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	292	126	0	418
Over the counter	0	6,134	0	6,134
	$292	$6,260	$0	$6,552

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(255)	(333)	0	(588)
Over the counter	0	(4,972)	0	(4,972)

	$(255)	$(5,305)	$0	$(5,560)

Total Financial Derivative Instruments	$37	$955	$0	$992

Totals	$7,485	$490,986	$0	$498,471

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4%
ARGENTINA 4.9%
SOVEREIGN ISSUES 4.9%
Argentine Government International Bond
2.500% due 12/31/2038		$3,200	$2,022
5.000% due 01/15/2027	EUR	150	150
5.625% due 01/26/2022		$2,500	2,563
6.250% due 04/22/2019		800	847
6.625% due 07/06/2028		600	590
6.875% due 04/22/2021		1,100	1,182
6.875% due 01/26/2027		1,400	1,419
7.125% due 07/06/2036		900	872
7.500% due 04/22/2026		2,300	2,446
7.625% due 04/22/2046		1,100	1,120
8.280% due 12/31/2033		841	903
Provincia de Buenos Aires
9.950% due 06/09/2021		300	342
10.875% due 01/26/2021		200	230
Provincia de Cordoba
7.125% due 06/10/2021		150	156

Total Argentina (Cost $14,541)			14,842

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.5%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$1,300	1,429

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		600	605

Total Azerbaijan (Cost $1,938)			2,034

BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/2026		$1,000	961

Total Bermuda (Cost $993)			961

BRAZIL 9.6%
CORPORATE BONDS & NOTES 5.1%
Banco do Brasil S.A.
3.875% due 10/10/2022		$1,225	1,178
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	453
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020		500	526
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		3,800	3,781
Caixa Economica Federal
4.500% due 10/03/2018		500	512
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,500	1,591
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	410
Petrobras Global Finance BV
5.750% due 01/20/2020		3,350	3,526
6.125% due 01/17/2022		800	841
6.750% due 01/27/2041		200	188
6.850% due 06/05/2115		600	538
7.375% due 01/17/2027		900	954
8.375% due 05/23/2021		400	453

Samarco Mineracao S.A.
5.750% due 10/24/2023 ^		400	266

			15,217

SOVEREIGN ISSUES 4.5%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	879
6.500% due 06/10/2019		830	892
Brazil Government International Bond
5.000% due 01/27/2045		2,210	1,978
5.625% due 01/07/2041		50	49
5.625% due 02/21/2047		900	875
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (d)	BRL	100	30
0.000% due 01/01/2018 (d)		21,300	6,346
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		8,000	2,576

			13,625

Total Brazil (Cost $28,235)			28,842

CAYMAN ISLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)		$45	44
0.000% due 11/30/2025 (d)		357	291
0.000% due 05/15/2030 (d)		800	504
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		1,000	1,067
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		644	356
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (f)		1,342	503
6.750% due 10/01/2023 (f)		1,158	434
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		40	40

Total Cayman Islands (Cost $4,817)			3,239

CHILE 2.3%
CORPORATE BONDS & NOTES 2.3%
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		$1,000	1,060
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	373
4.500% due 09/16/2025 (h)		1,300	1,372
4.875% due 11/04/2044		600	615
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		700	725
GNL Quintero S.A.
4.634% due 07/31/2029		800	820
Itau CorpBanca
3.875% due 09/22/2019		600	620
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		940	936
4.500% due 08/15/2025		269	263

Total Chile (Cost $6,584)			6,784

CHINA 1.1%
CORPORATE BONDS & NOTES 1.1%
CCCI Treasure Ltd.
3.500% due 04/21/2020 (e)		$800	807
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		700	740
4.875% due 05/17/2042		500	547
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		1,000	970
3.700% due 06/10/2025		300	306

Total China (Cost $3,290)			3,370

COLOMBIA 3.3%
CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
5.875% due 09/18/2023		$1,500	1,629
5.875% due 05/28/2045		1,300	1,194
7.375% due 09/18/2043		600	644

			3,467

SOVEREIGN ISSUES 2.2%
Colombia Government International Bond
2.625% due 03/15/2023	2,600	2,506
4.375% due 07/12/2021	3,100	3,294
8.125% due 05/21/2024	300	383
10.375% due 01/28/2033	225	338

		6,521

Total Colombia (Cost $9,769)		9,988

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023	$400	388
4.375% due 04/30/2025	200	189
5.625% due 04/30/2043	400	352

Total Costa Rica (Cost $1,000)		929

DOMINICAN REPUBLIC 0.9%
SOVEREIGN ISSUES 0.9%
Dominican Republic International Bond
5.500% due 01/27/2025	$700	715
5.950% due 01/25/2027	1,000	1,024
6.850% due 01/27/2045	400	416
6.875% due 01/29/2026	500	550

Total Dominican Republic (Cost $2,669)		2,705

ECUADOR 1.0%
SOVEREIGN ISSUES 1.0%
Ecuador Government International Bond
7.950% due 06/20/2024	$200	189
9.650% due 12/13/2026	1,300	1,349
10.750% due 03/28/2022	1,400	1,484

Total Ecuador (Cost $2,915)		3,022

EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government International Bond
6.125% due 01/31/2022	$300	312
7.500% due 01/31/2027	200	213

Total Egypt (Cost $500)		525

EL SALVADOR 1.2%
SOVEREIGN ISSUES 1.2%
El Salvador Government International Bond
5.875% due 01/30/2025	$2,100	1,887
6.375% due 01/18/2027	400	360
7.650% due 06/15/2035	1,345	1,255

Total El Salvador (Cost $3,982)		3,502

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond
6.625% due 12/11/2024	$200	200

Total Ethiopia (Cost $200)		200

GABON 0.3%
SOVEREIGN ISSUES 0.3%
Gabon Government International Bond
6.375% due 12/12/2024	$1,002	973

Total Gabon (Cost $983)		973

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
4.250% due 10/14/2021	$1,700	1,744

Total Germany (Cost $1,702)		1,744

GHANA 0.1%
SOVEREIGN ISSUES 0.1%
Ghana Government International Bond
9.250% due 09/15/2022	$200	209

Total Ghana (Cost $200)		209

GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.875% due 02/13/2028	$610	623
5.750% due 06/06/2022	1,260	1,386

Total Guatemala (Cost $1,900)		2,009

HONG KONG 1.4%
CORPORATE BONDS & NOTES 1.4%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$600	599
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	2,200	2,296
CNPC General Capital Ltd.
2.750% due 05/14/2019	500	505
Nexen Energy ULC
6.400% due 05/15/2037	50	62
7.500% due 07/30/2039	450	631

Total Hong Kong (Cost $3,972)		4,093

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.375% due 02/21/2023	$100	110
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020	500	551

Total Hungary (Cost $598)		661

INDIA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of India
3.375% due 08/05/2026	$700	670

Total India (Cost $700)		670

INDONESIA 8.6%
CORPORATE BONDS & NOTES 4.6%
Majapahit Holding BV
7.750% due 01/20/2020	$840	950
7.875% due 06/29/2037	700	902
Pelabuhan Indonesia Persero PT
4.875% due 10/01/2024	500	525
Pelabuhan Indonesia PT
4.250% due 05/05/2025	400	399
Pertamina Persero PT
4.300% due 05/20/2023	1,500	1,549
4.875% due 05/03/2022	700	743
5.250% due 05/23/2021	800	860
6.000% due 05/03/2042	1,500	1,594
6.450% due 05/30/2044	2,100	2,376

Perusahaan Listrik Negara PT
5.500% due 11/22/2021		3,600	3,920

			13,818

SOVEREIGN ISSUES 4.0%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	784
3.375% due 04/15/2023		$2,000	2,002
3.375% due 07/30/2025	EUR	100	114
4.750% due 01/08/2026		$3,400	3,627
5.125% due 01/15/2045		200	213
5.250% due 01/17/2042		400	429
5.250% due 01/08/2047		600	645
6.625% due 02/17/2037		900	1,109
6.750% due 01/15/2044		1,900	2,447
7.750% due 01/17/2038		100	139
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		600	602

			12,111

Total Indonesia (Cost $24,495)			25,929

IRELAND 1.9%
CORPORATE BONDS & NOTES 1.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,196
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		3,100	3,327
6.025% due 07/05/2022		1,200	1,290

Total Ireland (Cost $5,525)			5,813

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043		$800	825

Total Israel (Cost $789)			825

IVORY COAST 0.4%
SOVEREIGN ISSUES 0.4%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$1,000	955
6.375% due 03/03/2028		300	295

Total Ivory Coast (Cost $1,286)			1,250

JAMAICA 0.1%
SOVEREIGN ISSUES 0.1%
Jamaica Government International Bond
6.750% due 04/28/2028		$200	223
7.875% due 07/28/2045		200	229

Total Jamaica (Cost $400)			452

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$1,600	1,571

Total Jordan (Cost $1,594)			1,571

KAZAKHSTAN 3.4%
CORPORATE BONDS & NOTES 2.7%
Kazakhstan Temir Zholy Finance Co. JSC
6.375% due 10/06/2020		$1,800	1,951
KazMunayGas National Co. JSC
7.000% due 05/05/2020		4,350	4,807

Samruk-Energy JSC
3.750% due 12/20/2017		1,400	1,403

			8,161

SOVEREIGN ISSUES 0.7%
Kazakhstan Government International Bond
3.875% due 10/14/2024		900	910
4.875% due 10/14/2044		800	788
6.500% due 07/21/2045		300	357

			2,055

Total Kazakhstan (Cost $9,617)			10,216

KUWAIT 0.3%
SOVEREIGN ISSUES 0.3%
Kuwait International Government Bond
3.500% due 03/20/2027		$1,000	1,012

Total Kuwait (Cost $990)			1,012

LUXEMBOURG 6.1%
ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019	EUR	200	204

CORPORATE BONDS & NOTES 6.0%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$1,800	1,822
6.000% due 11/27/2023		300	325
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,000	2,165
6.510% due 03/07/2022		750	832
7.288% due 08/16/2037		460	538
9.250% due 04/23/2019		1,000	1,123
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		1,920	1,960
6.299% due 05/15/2017		1,640	1,649
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 (h)		2,300	2,373
5.717% due 06/16/2021		600	647
6.125% due 02/07/2022		3,700	4,061
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		600	616

			18,111

Total Luxembourg (Cost $17,676)			18,315

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$200	212

Total Malaysia (Cost $198)			212

MEXICO 12.8%

	SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V.
0.000% due (b)		18	1
Hipotecaria Su Casita S.A. de C.V.
0.000% due (b)		5	0

			1

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 8.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	302
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$1,400	1,407

Banco Nacional de Comercio Exterior SNC
3.800% due 08/11/2026		800	786
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,050	1,155
6.750% due 09/30/2022		500	561
Comision Federal de Electricidad
4.750% due 02/23/2027		400	402
4.875% due 05/26/2021		900	946
4.875% due 01/15/2024		800	827
6.125% due 06/16/2045		600	620
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	183
Petroleos Mexicanos
4.875% due 01/24/2022		2,700	2,784
5.500% due 06/27/2044		1,740	1,544
5.750% due 03/01/2018		938	969
6.375% due 01/23/2045		300	294
6.500% due 06/02/2041		8,520	8,478
6.625% due 06/15/2038		700	714
6.875% due 08/04/2026		500	556
8.000% due 05/03/2019		3,000	3,317
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	0

			25,845

SOVEREIGN ISSUES 4.2%
Mexico Government International Bond
3.500% due 01/21/2021 (h)		6,000	6,237
4.000% due 03/15/2115	EUR	1,000	932
4.600% due 01/23/2046		$1,108	1,065
4.750% due 03/08/2044		350	341
5.550% due 01/21/2045		2,520	2,731
5.750% due 10/12/2110		700	700
6.050% due 01/11/2040		548	628

			12,634

Total Mexico (Cost $39,613)			38,480

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
4.125% due 01/05/2018		$500	499
5.125% due 12/05/2022		530	501

Total Mongolia (Cost $1,026)			1,000

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$300	303

Total Namibia (Cost $297)			303

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.6%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$1,400	1,246
Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042		500	527

			1,773

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petroleo Netherland BV
3.287% due 04/25/2019		758	742

Total Netherlands (Cost $2,646)			2,515

NIGERIA 0.5%
SOVEREIGN ISSUES 0.5%
Nigeria Government International Bond
7.875% due 02/16/2032		$1,500	1,568

Total Nigeria (Cost $1,526)			1,568

OMAN 0.5%
SOVEREIGN ISSUES 0.5%
Oman Government International Bond
5.375% due 03/08/2027		$1,300	1,361
6.500% due 03/08/2047		200	212

Total Oman (Cost $1,494)			1,573

PANAMA 2.4%
CORPORATE BONDS & NOTES 0.7%
Global Bank Corp.
4.500% due 10/20/2021		$2,000	1,986

SOVEREIGN ISSUES 1.7%
Panama Government International Bond
4.000% due 09/22/2024		800	839
4.300% due 04/29/2053		1,100	1,048
8.875% due 09/30/2027		780	1,102
9.375% due 04/01/2029		1,553	2,283

			5,272

Total Panama (Cost $6,631)			7,258

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
4.625% due 01/25/2023		$200	209
4.700% due 03/27/2027		700	710
6.100% due 08/11/2044		400	431

Total Paraguay (Cost $1,305)			1,350

PERU 1.2%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$200	203
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		300	313

			516

SOVEREIGN ISSUES 1.0%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		200	202
Peru Government International Bond
3.750% due 03/01/2030	EUR	400	492
4.125% due 08/25/2027		$1,000	1,080
8.750% due 11/21/2033		894	1,355

			3,129

Total Peru (Cost $3,536)			3,645

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$900	1,151

Total Philippines (Cost $1,146)			1,151

POLAND 1.4%
SOVEREIGN ISSUES 1.4%
Poland Government International Bond
3.250% due 04/06/2026		$4,100	4,074

Total Poland (Cost $4,072)			4,074

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$100	116

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		350	390

Total Qatar (Cost $443)			506

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	200	226
6.125% due 01/22/2044		$100	123

Total Romania (Cost $342)			349

RUSSIA 1.0%
CORPORATE BONDS & NOTES 0.4%
SCF Capital Ltd.
5.375% due 06/16/2023		$800	828
VimpelCom Holdings BV
5.200% due 02/13/2019		400	415

			1,243

SOVEREIGN ISSUES 0.6%
Russia Government International Bond
5.625% due 04/04/2042		1,500	1,653
5.875% due 09/16/2043		200	228

			1,881

Total Russia (Cost $2,870)			3,124

SAUDI ARABIA 0.1%
SOVEREIGN ISSUES 0.1%
Saudi Government International Bond
3.250% due 10/26/2026 (h)		$200	195

Total Saudi Arabia (Cost $197)			195

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	227

Total Senegal (Cost $209)			227

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
4.875% due 02/25/2020		$600	623

Total Serbia (Cost $621)			623

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
5.250% due 02/18/2024		$2,300	2,587

Total Slovenia (Cost $2,447)			2,587

SOUTH AFRICA 1.8%
CORPORATE BONDS & NOTES 1.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020 (h)		$500	528
6.500% due 04/15/2040		100	100
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		1,200	1,209
6.750% due 08/06/2023		700	708
7.125% due 02/11/2025		1,000	1,012
Myriad International Holdings BV
5.500% due 07/21/2025 (h)		600	625
5.500% due 07/21/2025		200	208

			4,390

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.665% due 01/17/2024		100	102
4.875% due 04/14/2026		400	403
5.000% due 10/12/2046		300	279

			784

Total South Africa (Cost $5,248)			5,174

SPAIN 0.3%
SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	800	905

Total Spain (Cost $917)			905

SRI LANKA 1.9%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	510

SOVEREIGN ISSUES 1.7%
Sri Lanka Government International Bond
5.125% due 04/11/2019		700	718
5.750% due 01/18/2022		1,000	1,029
6.125% due 06/03/2025		1,100	1,103
6.250% due 07/27/2021		768	810
6.825% due 07/18/2026		900	932
6.850% due 11/03/2025		400	415

			5,007

Total Sri Lanka (Cost $5,278)			5,517

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$200	207

Total Supranational (Cost $199)			207

TANZANIA 0.2%
SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
7.421% due 03/09/2020		$667	706

Total Tanzania (Cost $696)			706

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$779	771
9.750% due 08/14/2019		200	212

			983

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		600	599

Total Trinidad and Tobago (Cost $1,582)			1,582

TUNISIA 0.5%
SOVEREIGN ISSUES 0.5%
Banque Centrale de Tunisie International Bond
5.750% due 01/30/2025		$1,500	1,449

Total Tunisia (Cost $1,439)			1,449

TURKEY 3.9%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023 (a)	$600	600
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	348	328

		928

SOVEREIGN ISSUES 3.6%
Export Credit Bank of Turkey
5.375% due 10/24/2023	200	197
Turkey Government International Bond
4.875% due 04/16/2043	1,100	946
6.000% due 03/25/2027	1,700	1,768
6.000% due 01/14/2041	600	594
6.750% due 05/30/2040	1,700	1,823
6.875% due 03/17/2036	1,600	1,738
7.250% due 03/05/2038	700	792
7.500% due 11/07/2019	1,400	1,535
8.000% due 02/14/2034	1,100	1,324

		10,717

Total Turkey (Cost $11,634)		11,645

UKRAINE 2.5%
SOVEREIGN ISSUES 2.5%
Ukraine Government International Bond
7.750% due 09/01/2019	$2,400	2,452
7.750% due 09/01/2020	2,500	2,500
7.750% due 09/01/2021	800	790
7.750% due 09/01/2023	200	190
7.750% due 09/01/2024	500	469
7.750% due 09/01/2026	100	92
7.750% due 09/01/2027	1,100	1,011

Total Ukraine (Cost $7,379)		7,504

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037	$600	695

Total United Arab Emirates (Cost $522)		695

UNITED STATES 2.2%
ASSET-BACKED SECURITIES 0.4%
1.302% due 03/25/2037	$1,500	1,141

CORPORATE BONDS & NOTES 1.3%
Rio Oil Finance Trust
9.250% due 07/06/2024	2,637	2,683
9.750% due 01/06/2027	1,126	1,140

		3,823

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
2.862% due 09/25/2045	7	7
5.894% due 02/10/2051	46	46
3.449% due 02/25/2036 ^	3	3
2.512% due 05/26/2037	1,261	1,048
Bear Stearns Adjustable Rate Mortgage Trust
3.346% due 01/25/2035	3	3
3.433% due 05/25/2047 ^	26	24
Citigroup Mortgage Loan Trust, Inc.
2.394% due 08/25/2035	29	27
3.365% due 09/25/2037 ^	53	45
1.332% due 05/25/2036 ^	226	115
3.355% due 01/25/2036 ^	9	8
2.996% due 06/25/2036	4	4
2.897% due 02/25/2037 ^	33	30
1.388% due 02/25/2047 ^	344	261
3.093% due 07/25/2036 ^	9	9

		1,630

U.S. GOVERNMENT AGENCIES 0.0%
3.124% due 03/01/2036	38	38

Total United States (Cost $6,490)		6,632

URUGUAY 1.7%
SOVEREIGN ISSUES 1.7%
Uruguay Government International Bond
4.375% due 10/27/2027	$1,054	1,106
4.500% due 08/14/2024	257	273
5.100% due 06/18/2050	3,300	3,185
7.625% due 03/21/2036	400	521

Total Uruguay (Cost $5,121)		5,085

VENEZUELA 3.2%
CORPORATE BONDS & NOTES 1.1%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027	$3,790	1,313
5.500% due 04/12/2037	3,050	1,045
8.500% due 11/02/2017	1,093	913

		3,271

SOVEREIGN ISSUES 2.1%
Venezuela Government International Bond
7.000% due 03/31/2038	300	118
7.650% due 04/21/2025	1,130	475
7.750% due 10/13/2019	5,890	3,328
8.250% due 10/13/2024	3,850	1,742
9.000% due 05/07/2023	800	360
9.250% due 05/07/2028	750	321
9.375% due 01/13/2034	40	18

		6,362

Total Venezuela (Cost $16,243)		9,633

VIRGIN ISLANDS (BRITISH) 0.7%
CORPORATE BONDS & NOTES 0.7%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,150	1,161
GTL Trade Finance, Inc.
7.250% due 04/16/2044	200	198
QGOG Constellation S.A.
6.250% due 11/09/2019	200	126
Rosneft Finance S.A.
7.875% due 03/13/2018	600	630

Total Virgin Islands (British) (Cost $2,083)		2,115

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (g) 0.1%		391

ARGENTINA TREASURY BILLS 2.9%
3.064% due 04/17/2017 - 09/15/2017 (c)(d)	8,800	8,738

U.S. TREASURY BILLS 0.1%
0.499% due 04/20/2017 - 04/27/2017 (c)(d)(k)	$336	336

Total Short-Term Instruments (Cost $9,479)		9,465

Total Investments in Securities (Cost $298,789)		295,739

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	813,265	8,040

Total Short-Term Instruments (Cost $8,040)		8,040

Total Investments in Affiliates (Cost $8,040)		8,040

Total Investments 101.1% (Cost $306,829)		$303,779
Financial Derivative Instruments (i)(j) (0.0)% (Cost or Premiums, net $(2,119))		(66)
Other Assets and Liabilities, net (1.1)%		(3,160)

Net Assets 100.0%		$300,553

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	05/29/2014 - 11/19/2014	$1,378	$503	0.17%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	05/28/2014 - 05/01/2015	1,136	434	0.14

				$2,514	$937	0.31%

Borrowings and Other Financing Transactions

(g) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$391	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(402)	$391	$391

Total Repurchase Agreements						$(402)	$391	$391

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
CFR	(0.500)%	01/19/2016	TBD	(4)	$(1,239)	$(1,231)
COM	0.250	12/16/2016	TBD	(4)	(5,892)	(5,897)
JML	(0.750)	02/16/2017	TBD	(4)	(455)	(455)
	0.250	02/16/2017	TBD	(4)	(531)	(531)
	0.300	03/03/2017	TBD	(4)	(165)	(165)
	0.350	02/16/2017	TBD	(4)	(716)	(716)

Total Reverse Repurchase Agreements						$(8,995)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(8,182) at a weighted average interest rate of 0.104%.
(4)	Open maturity reverse repurchase agreement.

(h)	Securities with an aggregate market value of $9,781 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	Long	06/2017	86	$16	$14	$0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	1	0	0	0

Total Futures Contracts				$16	$14	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-27 05-Year Index	1.000%	06/20/2022	$8,100	$(427)	$5	$0	$(12)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	13.375%	01/02/2018	BRL	1,320	$(6)	$(6)	$0	$0
Pay	1-Year BRL-CDI	12.435	01/02/2019		10,200	(105)	(82)	1	0
Pay	1-Year BRL-CDI	12.440	01/02/2019		8,900	92	85	0	0
Pay	1-Year BRL-CDI	11.680	01/04/2021		800	(6)	(10)	0	0
Pay	1-Year BRL-CDI	12.850	01/04/2021		1,290	(31)	(17)	0	0
Pay	1-Year BRL-CDI	16.150	01/04/2021		6,900	(350)	(113)	0	0
Receive (4)	3-Month USD-LIBOR	1.500	06/21/2027		$5,700	(493)	2	10	0

						$(899)	$(141)	$11	$0

Total Swap Agreements						$(1,326)	$(136)	$11	$(12)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

Cash of $1,950 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	4,525		$4,800	$0	$(27)
	04/2017	MXN	4,705		229	0	(22)
	07/2017	CNH	77,406		11,339	154	0
BPS	04/2017		$3,956	EUR	3,668	0	(43)
	05/2017	EUR	3,668		$3,961	43	0
CBK	04/2017		$396	EUR	367	0	(5)
FBF	10/2017	BRL	100		$28	0	(3)
GLM	04/2017	EUR	175		184	0	(2)
	04/2017	GBP	717		883	0	(15)
	04/2017		$705	EUR	665	4	0
	05/2017	ZAR	5,083		$369	0	(8)
HUS	04/2017	BRL	27,225		8,792	96	0
	04/2017		$8,593	BRL	27,225	104	0
	06/2017	KRW	318,625		$276	0	(9)
	06/2017	SGD	960		680	0	(7)
JPM	05/2017		$3	JPY	300	0	0
	06/2017	TWD	42,540		$1,379	0	(27)
SCX	04/2017	BRL	27,225		8,593	0	(104)
	04/2017		$8,787	BRL	27,225	0	(90)
	05/2017	BRL	27,225		$8,735	95	0
	06/2017	KRW	31,427		27	0	(1)
UAG	05/2017		$3,107	CNH	21,477	7	0
	06/2017	KRW	95,446		$83	0	(2)
	07/2017	CNH	5,278		773	10	0
	07/2017		$4,203	CNH	29,330	35	0

Total Forward Foreign Currency Contracts						$548	$(365)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	05/04/2017	$900	$(9)	$(3)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$(11)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(19)	$0

Total Written Options						$(28)	$(3)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	09/20/2020	1.659%	$300	$26	$(19)	$7	$0
GST	Turkey Government International Bond	(1.000)	09/20/2020	1.659	100	9	(7)	2	0

						$35	$(26)	$9	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2020	1.331%	$300	$(18)	$15	$0	$(3)
	Brazil Government International Bond	1.000	12/20/2021	2.050	200	(11)	2	0	(9)
	Colombia Government International Bond	1.000	12/20/2017	0.260	200	(1)	2	1	0
	Colombia Government International Bond	1.000	06/20/2019	0.507	500	(1)	7	6	0
	Colombia Government International Bond	1.000	09/20/2020	0.809	300	(16)	18	2	0
	Indonesia Government International Bond	1.000	09/20/2020	0.837	400	(25)	27	2	0
	Peru Government International Bond	1.000	09/20/2020	0.603	200	(8)	11	3	0
	South Africa Government International Bond	1.000	12/20/2017	0.319	2,200	(29)	41	12	0
BPS	Indonesia Government International Bond	1.000	12/20/2021	1.159	500	(15)	12	0	(3)
	Mexico Government International Bond	1.000	06/20/2017	0.176	100	1	(1)	0	0
	Mexico Government International Bond	1.000	06/20/2018	0.318	300	2	1	3	0
	Peru Government International Bond	1.000	06/20/2018	0.290	3,700	35	(1)	34	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	2.984	400	7	25	32	0
	Brazil Government International Bond	1.000	06/20/2019	0.942	200	(8)	8	0	0
	Chile Government International Bond	1.000	12/20/2021	0.647	3,000	41	8	49	0
	Colombia Government International Bond	1.000	06/20/2019	0.507	100	0	1	1	0
	Colombia Government International Bond	1.000	09/20/2020	0.809	400	(23)	26	3	0
	Export-Import Bank of China	1.000	09/20/2017	0.157	550	(19)	21	2	0
	Indonesia Government International Bond	1.000	03/20/2024	1.652	100	(14)	10	0	(4)
	Mexico Government International Bond	1.000	06/20/2017	0.176	800	4	(2)	2	0
	Panama Government International Bond	1.000	06/20/2019	0.498	200	1	1	2	0
	Panama Government International Bond	1.000	12/20/2021	1.090	1,500	(18)	12	0	(6)
	Petrobras Global Finance BV	1.000	12/20/2020	2.251	1,000	(90)	46	0	(44)
	Russia Government International Bond	1.000	12/20/2020	1.128	3,800	(418)	402	0	(16)
	South Africa Government International Bond	1.000	12/20/2021	1.977	500	(36)	15	0	(21)
	South Africa Government International Bond	1.000	06/20/2022	2.156	600	(28)	(5)	0	(33)
CBK	Brazil Government International Bond	1.000	12/20/2020	1.599	1,400	(191)	162	0	(29)
	Brazil Government International Bond	1.000	03/20/2021	1.705	1,300	(58)	24	0	(34)
	Colombia Government International Bond	1.000	06/20/2019	0.507	3,200	14	22	36	0
	Indonesia Government International Bond	1.000	03/20/2024	1.652	300	(41)	29	0	(12)
	Russia Government International Bond	1.000	03/20/2020	0.837	200	(32)	33	1	0
	Russia Government International Bond	1.000	12/20/2020	1.128	3,600	(307)	292	0	(15)
	Uruguay Government International Bond	1.000	06/20/2020	1.412	1,800	(17)	(5)	0	(22)
DUB	Colombia Government International Bond	1.000	09/20/2020	0.809	200	(11)	12	1	0
	Panama Government International Bond	1.000	06/20/2019	0.498	500	3	3	6	0
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	0.589	200	(2)	4	2	0
FBF	Brazil Government International Bond	1.000	12/20/2021	2.050	200	(10)	1	0	(9)
	Colombia Government International Bond	1.000	09/20/2020	0.809	200	(11)	12	1	0
	Indonesia Government International Bond	1.000	06/20/2021	1.016	2,900	(188)	187	0	(1)
GST	Argentine Republic Government International Bond	5.000	06/20/2021	2.984	400	4	28	32	0
	Brazil Government International Bond	1.000	12/20/2018	0.819	600	(28)	30	2	0
	Brazil Government International Bond	1.000	06/20/2019	0.942	100	(4)	4	0	0
	Brazil Government International Bond	1.000	06/20/2020	1.331	200	(12)	10	0	(2)
	Brazil Government International Bond	1.000	12/20/2020	1.599	200	(27)	23	0	(4)
	Colombia Government International Bond	1.000	12/20/2017	0.260	300	(1)	3	2	0
	Indonesia Government International Bond	1.000	03/20/2024	1.652	100	(14)	10	0	(4)
	Panama Government International Bond	1.000	06/20/2019	0.498	100	1	0	1	0
	Russia Government International Bond	1.000	06/20/2017	0.238	400	(15)	16	1	0
HUS	Brazil Government International Bond	1.000	12/20/2020	1.599	100	(13)	11	0	(2)
	Colombia Government International Bond	1.000	06/20/2019	0.507	2,600	(19)	48	29	0
	Mexico Government International Bond	1.000	03/20/2021	0.937	800	(37)	39	2	0
	Mexico Government International Bond	1.000	12/20/2021	1.161	1,500	(20)	10	0	(10)
	Panama Government International Bond	1.000	06/20/2019	0.498	200	1	1	2	0
	South Africa Government International Bond	1.000	03/20/2023	2.404	1,700	(139)	12	0	(127)
JPM	Brazil Government International Bond	1.000	12/20/2019	1.173	1,000	(37)	33	0	(4)
	Colombia Government International Bond	1.000	06/20/2019	0.507	500	3	3	6	0
	Indonesia Government International Bond	1.000	09/20/2020	0.837	300	(19)	21	2	0
	Mexico Government International Bond	1.000	12/20/2021	1.161	300	(4)	2	0	(2)
	Panama Government International Bond	1.000	06/20/2019	0.498	500	2	4	6	0
	Panama Government International Bond	1.000	12/20/2021	1.090	1,000	(12)	8	0	(4)
	Peru Government International Bond	1.000	06/20/2018	0.290	1,300	11	1	12	0
	Russia Government International Bond	1.000	06/20/2023	1.952	1,900	(146)	45	0	(101)
NGF	Saudi Arabia Government International Bond	1.000	12/20/2021	0.889	500	1	2	3	0
UAG	Brazil Government International Bond	1.000	06/20/2022	2.249	800	(57)	9	0	(48)
	Indonesia Government International Bond	1.000	06/20/2021	1.016	100	(7)	7	0	0

						$(2,126)	$1,858	$301	$(569)

Total Swap Agreements						$(2,091)	$1,832	$310	$(569)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$14,842	$0	$14,842
Azerbaijan
Corporate Bonds & Notes	0	1,429	0	1,429
Sovereign Issues	0	605	0	605
Bermuda
Corporate Bonds & Notes	0	961	0	961
Brazil
Corporate Bonds & Notes	0	15,217	0	15,217
Sovereign Issues	0	13,625	0	13,625
Cayman Islands
Corporate Bonds & Notes	0	2,400	839	3,239
Chile
Corporate Bonds & Notes	0	6,784	0	6,784
China
Corporate Bonds & Notes	0	3,370	0	3,370
Colombia
Corporate Bonds & Notes	0	3,467	0	3,467
Sovereign Issues	0	6,521	0	6,521
Costa Rica
Sovereign Issues	0	929	0	929
Dominican Republic
Sovereign Issues	0	2,705	0	2,705
Ecuador
Sovereign Issues	0	3,022	0	3,022
Egypt
Sovereign Issues	0	525	0	525
El Salvador
Sovereign Issues	0	3,502	0	3,502
Ethiopia
Sovereign Issues	0	200	0	200
Gabon
Sovereign Issues	0	973	0	973
Germany
Corporate Bonds & Notes	0	1,744	0	1,744
Ghana
Sovereign Issues	0	209	0	209
Guatemala
Sovereign Issues	0	2,009	0	2,009
Hong Kong
Corporate Bonds & Notes	0	4,093	0	4,093
Hungary
Sovereign Issues	0	661	0	661
India
Sovereign Issues	0	670	0	670
Indonesia
Corporate Bonds & Notes	0	13,818	0	13,818
Sovereign Issues	0	12,111	0	12,111
Ireland
Corporate Bonds & Notes	0	5,813	0	5,813
Israel
Sovereign Issues	0	825	0	825
Ivory Coast
Sovereign Issues	0	1,250	0	1,250
Jamaica
Sovereign Issues	0	452	0	452
Jordan
Sovereign Issues	0	1,571	0	1,571
Kazakhstan
Corporate Bonds & Notes	0	8,161	0	8,161
Sovereign Issues	0	2,055	0	2,055
Kuwait
Sovereign Issues	0	1,012	0	1,012
Luxembourg
Asset-Backed Securities	0	0	204	204
Corporate Bonds & Notes	0	18,111	0	18,111
Malaysia
Corporate Bonds & Notes	0	212	0	212
Mexico
Common Stocks	1	0	0	1
Corporate Bonds & Notes	0	25,845	0	25,845
Sovereign Issues	0	12,634	0	12,634
Mongolia
Sovereign Issues	0	1,000	0	1,000
Namibia
Sovereign Issues	0	303	0	303
Netherlands
Corporate Bonds & Notes	0	1,773	0	1,773
Loan Participations and Assignments	0	0	742	742
Nigeria
Sovereign Issues	0	1,568	0	1,568
Oman
Sovereign Issues	0	1,573	0	1,573
Panama
Corporate Bonds & Notes	0	1,986	0	1,986
Sovereign Issues	0	5,272	0	5,272
Paraguay
Sovereign Issues	0	1,350	0	1,350
Peru
Corporate Bonds & Notes	0	516	0	516
Sovereign Issues	0	3,129	0	3,129
Philippines
Corporate Bonds & Notes	0	1,151	0	1,151
Poland
Sovereign Issues	0	4,074	0	4,074
Qatar
Corporate Bonds & Notes	0	506	0	506
Romania
Sovereign Issues	0	349	0	349
Russia
Corporate Bonds & Notes	0	1,243	0	1,243
Sovereign Issues	0	1,881	0	1,881
Saudi Arabia
Sovereign Issues	0	195	0	195
Senegal
Sovereign Issues	0	227	0	227
Serbia
Sovereign Issues	0	623	0	623
Slovenia
Sovereign Issues	0	2,587	0	2,587
South Africa
Corporate Bonds & Notes	0	4,390	0	4,390
Sovereign Issues	0	784	0	784
Spain
Sovereign Issues	0	905	0	905
Sri Lanka
Corporate Bonds & Notes	0	510	0	510
Sovereign Issues	0	5,007	0	5,007
Supranational
Corporate Bonds & Notes	0	207	0	207
Tanzania
Sovereign Issues	0	706	0	706
Trinidad and Tobago
Corporate Bonds & Notes	0	983	0	983
Sovereign Issues	0	599	0	599
Tunisia
Sovereign Issues	0	1,449	0	1,449
Turkey
Corporate Bonds & Notes	0	928	0	928
Sovereign Issues	0	10,717	0	10,717
Ukraine
Sovereign Issues	0	7,504	0	7,504
United Arab Emirates
Corporate Bonds & Notes	0	695	0	695
United States
Asset-Backed Securities	0	1,141	0	1,141
Corporate Bonds & Notes	0	3,823	0	3,823
Non-Agency Mortgage-Backed Securities	0	1,630	0	1,630
U.S. Government Agencies	0	38	0	38
Uruguay
Sovereign Issues	0	5,085	0	5,085
Venezuela
Corporate Bonds & Notes	0	3,271	0	3,271
Sovereign Issues	0	6,362	0	6,362
Virgin Islands (British)
Corporate Bonds & Notes	0	2,115	0	2,115
Short-Term Instruments
Repurchase Agreements	0	391	0	391
Argentina Treasury Bills	0	8,738	0	8,738
U.S. Treasury Bills	0	336	0	336
	$1	$293,953	$1,785	$295,739

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,040	$0	$0	$8,040

Total Investments	$8,041	$293,953	$1,785	$303,779

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	11	0	25
Over the counter	0	858	0	858
	$14	$869	$0	$883

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(937)	0	(937)

	$0	$(949)	$0	$(949)

Total Financial Derivative Instruments	$14	$(80)	$0	$(66)

Totals	$8,055	$293,873	$1,785	$303,713

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.5%
AUSTRALIA 0.0%
SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	126	$110

Total Australia (Cost $129)			110

BELGIUM 0.4%
CORPORATE BONDS & NOTES 0.4%
KBC Bank NV
8.000% due 01/25/2023		$1,800	1,889

Total Belgium (Cost $1,878)			1,889

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
7.375% due 01/17/2027		400	424
8.375% due 05/23/2021		1,300	1,474

Total Brazil (Cost $1,689)			1,898

CANADA 4.3%
CORPORATE BONDS & NOTES 1.5%
Bank of Nova Scotia
1.875% due 04/26/2021		1,200	1,177
Royal Bank of Canada
2.200% due 09/23/2019		400	402
2.300% due 03/22/2021		800	801
Toronto-Dominion Bank
1.588% due 07/02/2019		500	502
2.250% due 03/15/2021		800	798
2.500% due 01/18/2023		2,000	2,005
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		1,000	1,047

			6,732

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.011% due 06/01/2020	CAD	237	177
1.211% due 07/01/2020		638	479
1.211% due 08/01/2020		246	184

			840

SOVEREIGN ISSUES 2.6%
Canada Government International Bond
1.500% due 12/01/2044 (e)		448	407
Province of Alberta
1.250% due 06/01/2020		1,100	825
2.350% due 06/01/2025		1,100	831
Province of British Columbia
2.300% due 06/18/2026		200	151
Province of Ontario
2.600% due 06/02/2025		9,900	7,638
3.500% due 06/02/2024		600	493
6.200% due 06/02/2031		100	104
Province of Quebec
3.000% due 09/01/2023		1,100	879

			11,328

Total Canada (Cost $18,911)			18,900

CAYMAN ISLANDS 3.7%
ASSET-BACKED SECURITIES 3.7%
Ares CLO Ltd.
2.243% due 01/17/2024		$2,000	2,004

Carlyle Global Market Strategies CLO Ltd.
0.000% due 10/16/2025		2,200	2,203
Flagship Ltd.
0.000% due 01/20/2026 (b)		2,200	2,200
Gallatin CLO Ltd.
2.293% due 07/15/2023		90	90
Madison Park Funding Ltd.
1.275% due 02/26/2021		1,484	1,483
NewMark Capital Funding CLO Ltd.
TBD% due 06/30/2026		1,100	1,100
Oak Hill Credit Partners Ltd.
0.000% due 07/20/2026		2,200	2,201
Oaktree CLO Ltd.
2.250% due 10/20/2026		2,100	2,101
Octagon Investment Partners Ltd.
2.069% due 04/15/2026		1,100	1,099
Staniford Street CLO Ltd.
2.311% due 06/15/2025		1,100	1,100
Symphony CLO LP
2.110% due 01/09/2023		362	363

Total Cayman Islands (Cost $15,933)			15,944

DENMARK 15.4%
CORPORATE BONDS & NOTES 15.4%
BRFkredit A/S
2.000% due 10/01/2047	DKK	1,294	182
2.500% due 10/01/2047		4,342	635
4.000% due 01/01/2018		7,100	1,053
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		7,257	1,019
2.500% due 10/01/2037		1,606	240
Nykredit Realkredit A/S
1.000% due 04/01/2017		5,600	804
1.000% due 07/01/2017		12,000	1,727
1.000% due 10/01/2017		62,500	9,042
2.000% due 04/01/2017		54,200	7,772
2.000% due 10/01/2037		4,547	664
2.000% due 10/01/2047		8,368	1,175
2.500% due 10/01/2037		7,901	1,179
2.500% due 10/01/2047		27,906	4,070
Realkredit Danmark A/S
1.000% due 04/01/2017		30,200	4,331
1.000% due 01/01/2018		19,100	2,774
1.000% due 04/01/2018		84,600	12,313
2.000% due 04/01/2017		68,900	9,884
2.000% due 04/01/2018		16,200	2,381
2.000% due 10/01/2037		4,750	693
2.000% due 10/01/2047		13,126	1,845
2.500% due 10/01/2037		9,543	1,424
2.500% due 10/01/2047		15,286	2,237

Total Denmark (Cost $69,506)			67,444

FRANCE 2.3%
CORPORATE BONDS & NOTES 1.4%
Credit Agricole S.A.
1.665% due 06/12/2017		$400	400
8.125% due 09/19/2033		1,200	1,290
Dexia Credit Local S.A.
1.875% due 09/15/2021		2,000	1,930
2.250% due 02/18/2020		2,600	2,596

			6,216

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Infinity SoPRANo
0.018% due 11/05/2019	EUR	125	133

SOVEREIGN ISSUES 0.9%
France Government International Bond
1.250% due 05/25/2036		300	298
3.250% due 05/25/2045 (h)		2,600	3,539

			3,837

Total France (Cost $10,653)			10,186

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
4.250% due 10/14/2021		$1,800	1,846
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		600	593
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	1,200	874

Total Germany (Cost $3,411)			3,313

GREECE 0.2%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	308

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	40,000	346
4.500% due 07/03/2017		30,000	262

			608

Total Greece (Cost $886)			916

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$800	804

Total Guernsey, Channel Islands (Cost $798)			804

IRELAND 1.5%
ASSET-BACKED SECURITIES 0.3%
CELF Loan Partners PLC
0.821% due 05/03/2023	GBP	374	470
CVC Cordatus Loan Fund Ltd.
0.000% due 01/24/2028 (b)	EUR	800	853

			1,323

CORPORATE BONDS & NOTES 1.0%
AerCap Ireland Capital DAC
2.750% due 05/15/2017		$1,000	1,001
3.750% due 05/15/2019		1,500	1,541
4.625% due 10/30/2020		800	846
Bank of Ireland
7.375% due 06/18/2020 (f)	EUR	300	344
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$400	426

			4,158

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	700	1,015

Total Ireland (Cost $6,596)			6,496

ITALY 2.8%
CORPORATE BONDS & NOTES 0.5%
Banca Carige SpA
3.875% due 10/24/2018		1,000	1,116
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		100	111
Telecom Italia SpA
6.375% due 06/24/2019	GBP	600	823

			2,050

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Casa D’este Finance SRL
0.020% due 09/15/2040	EUR	75	80

Claris Finance SRL
0.137% due 10/31/2060		273	291
Creso SRL
0.370% due 12/30/2060		379	405
Giovecca Mortgages SRL
0.271% due 04/23/2048		33	35

			811

SOVEREIGN ISSUES 2.1%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		2,600	2,716
2.450% due 09/01/2033 (h)		3,400	3,504
2.700% due 03/01/2047		1,100	1,052
2.800% due 03/01/2067		1,000	898
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	930

			9,100

Total Italy (Cost $12,947)			11,961

JAPAN 6.8%
CORPORATE BONDS & NOTES 0.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	200
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		400	404
Sumitomo Mitsui Financial Group, Inc.
2.786% due 03/09/2021		1,500	1,549

			2,153

SOVEREIGN ISSUES 6.3%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,200	1,158
Japan Bank for International Cooperation
2.000% due 11/04/2021		800	781
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,300	1,280
Japan Government International Bond
0.200% due 06/20/2017	JPY	1,770,000	15,914
0.300% due 06/20/2046		620,000	4,818
0.500% due 09/20/2046		350,000	2,874
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	684

			27,509

Total Japan (Cost $32,539)			29,662

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		900	902
3.500% due 03/20/2027		2,800	2,834

Total Kuwait (Cost $3,667)			3,736

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,650	1,847
Wind Acquisition Finance S.A.
7.000% due 04/23/2021		1,200	1,329

Total Luxembourg (Cost $3,157)			3,176

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Preferred Term Securities Ltd.
1.548% due 06/23/2035		$1,147	935

Total Multinational (Cost $829)			935

NETHERLANDS 3.7%
ASSET-BACKED SECURITIES 0.7%
Babson Euro CLO BV
1.300% due 04/15/2027	EUR	700	749
Cadogan Square CLO BV
0.040% due 01/17/2023		29	31
Carlyle Global Market Strategies Euro CLO Ltd.
0.690% due 08/15/2027		1,900	2,029
Chapel BV
0.033% due 07/17/2066		155	164
Highlander Euro CDO BV
0.000% due 05/01/2023		96	102
Panther CDO BV
0.082% due 10/15/2084		72	77

			3,152

CORPORATE BONDS & NOTES 3.0%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,431
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (f)		$1,100	1,117
Enel Finance International NV
5.125% due 10/07/2019		1,000	1,067
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		400	409
ING Bank NV
2.625% due 12/05/2022		3,600	3,597
4.125% due 11/21/2023		3,100	3,168
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	1,000	1,205
Vonovia Finance BV
3.200% due 10/02/2017		$1,000	1,006
5.000% due 10/02/2023		100	106

			13,106

Total Netherlands (Cost $16,344)			16,258

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Bank ASA
2.375% due 06/02/2021		400	396
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,100	1,099

			1,495

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	234

Total Norway (Cost $1,760)			1,729

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,600	1,616

Total Poland (Cost $1,635)			1,616

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	300	95
4.750% due 01/15/2018 ^		200	64
Novo Banco S.A.
5.000% due 05/14/2019		100	98
5.000% due 05/21/2019		200	197

Total Portugal (Cost $928)			454

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$400	443
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		300	308

Total Qatar (Cost $733)			751

SAUDI ARABIA 0.9%
SOVEREIGN ISSUES 0.9%
Saudi Government International Bond
2.375% due 10/26/2021		3,700	3,638
3.250% due 10/26/2026		400	389

Total Saudi Arabia (Cost $4,061)			4,027

SLOVENIA 2.6%
SOVEREIGN ISSUES 2.6%
Slovenia Government International Bond
4.125% due 02/18/2019		3,200	3,321
4.750% due 05/10/2018		400	414
5.250% due 02/18/2024		4,900	5,511
5.500% due 10/26/2022		800	900
5.850% due 05/10/2023		1,000	1,150

Total Slovenia (Cost $11,130)			11,296

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		400	395
SOVEREIGN ISSUES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
1.830% due 05/22/2017		700	700

Total South Korea (Cost $1,091)			1,095

SPAIN 1.7%
CORPORATE BONDS & NOTES 0.8%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (f)	EUR	200	196
Banco Santander S.A.
6.250% due 09/11/2021 (f)		900	951
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$900	970
5.877% due 07/15/2019		1,100	1,189

			3,306

SOVEREIGN ISSUES 0.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	300	334
4.900% due 09/15/2021		900	1,018
4.950% due 02/11/2020		670	767
Autonomous Community of Madrid
4.125% due 05/21/2024		600	762
4.300% due 09/15/2026		400	518
Autonomous Community of Valencia
4.900% due 03/17/2020		600	722

			4,121

Total Spain (Cost $7,384)			7,427

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	322
0.500% due 08/10/2023		400	249

Total Supranational (Cost $625)			571

SWEDEN 1.3%
CORPORATE BONDS & NOTES 1.3%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	174
Stadshypotek AB
1.875% due 10/02/2019		$2,700	2,692
2.500% due 09/18/2019	SEK	1,000	119
2.500% due 04/05/2022 (b)		$300	300
Svenska Handelsbanken AB
2.450% due 03/30/2021		2,100	2,097
Swedbank AB
2.200% due 03/04/2020		300	300
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	1,100	126

Total Sweden (Cost $5,960)			5,808

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse AG
6.500% due 08/08/2023		$200	220
UBS AG
4.750% due 05/22/2023		2,000	2,048

			2,268

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	460

Total Switzerland (Cost $2,694)			2,728

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
National Bank of Abu Dhabi PJSC
2.250% due 02/11/2020		$500	497

Total United Arab Emirates (Cost $494)			497

UNITED KINGDOM 9.4%
CORPORATE BONDS & NOTES 4.7%
Barclays Bank PLC
7.625% due 11/21/2022		3,300	3,616
7.750% due 04/10/2023		500	527
Barclays PLC
3.144% due 08/10/2021		600	626
3.650% due 03/16/2025		600	586
6.500% due 09/15/2019 (f)	EUR	200	217
8.000% due 12/15/2020 (f)		1,100	1,274
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	600	846
Frontier Finance PLC
8.000% due 03/23/2022		900	1,125
HBOS PLC
6.750% due 05/21/2018		$1,100	1,153
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	700	1,112
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)		600	822
7.875% due 06/27/2029 (f)		500	697
Nationwide Building Society
4.125% due 03/20/2023	EUR	900	993
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (f)		$400	398
8.625% due 08/15/2021 (f)		600	627
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,700	1,705
2.875% due 08/05/2021		400	395
Smiths Group PLC
7.200% due 05/15/2019		600	654
Tesco PLC
5.125% due 04/10/2047	EUR	700	757
6.125% due 02/24/2022	GBP	300	434
Tesco Property Finance PLC
5.411% due 07/13/2044		197	251
7.623% due 07/13/2039		91	142

Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	887
Virgin Money PLC
2.250% due 04/21/2020		700	898

			20,742

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ineos Finance PLC
3.250% due 04/01/2024	EUR	1,000	1,066

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Business Mortgage Finance PLC
0.738% due 02/15/2039	GBP	461	571
2.358% due 02/15/2041		345	423
Eurohome UK Mortgages PLC
0.494% due 06/15/2044		514	618
Eurosail PLC
0.507% due 06/10/2044		30	37
0.644% due 06/13/2045		44	55
1.294% due 06/13/2045		744	891
Mansard Mortgages PLC
0.994% due 12/15/2049		206	255
Money Partners Securities PLC
0.724% due 03/15/2040		24	29
Newgate Funding PLC
0.510% due 12/01/2050		300	337
1.344% due 12/15/2050		315	370
RMAC Securities PLC
0.496% due 06/12/2044		550	649
Thrones PLC
1.208% due 11/15/2049		343	430
Towd Point Mortgage Funding PLC
1.556% due 02/20/2054		1,540	1,935

			6,600

SOVEREIGN ISSUES 2.9%
United Kingdom Gilt
3.250% due 01/22/2044 (h)		3,800	6,259
3.500% due 01/22/2045 (h)		600	1,038
4.250% due 12/07/2040 (h)		1,200	2,235
4.250% due 12/07/2046 (h)		1,600	3,171

			12,703

Total United Kingdom (Cost $42,586)			41,111

UNITED STATES 29.3%
ASSET-BACKED SECURITIES 5.8%
ACE Securities Corp. Home Equity Loan Trust
1.122% due 07/25/2036		$1,641	1,193
Amortizing Residential Collateral Trust
1.562% due 07/25/2032		1	1
1.682% due 10/25/2031		1	1
Amresco Residential Securities Corp. Mortgage Loan Trust
1.922% due 06/25/2029		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.362% due 02/25/2036		706	539
Citigroup Mortgage Loan Trust, Inc.
1.142% due 12/25/2036		658	407
1.242% due 03/25/2036		778	664
1.242% due 06/25/2037		2,700	2,327
Countrywide Asset-Backed Certificates
1.068% due 07/25/2036		628	608
1.112% due 12/25/2036 ^		509	504
1.122% due 06/25/2035		484	384
1.122% due 03/25/2037		2,436	2,029
1.122% due 06/25/2037		628	522
1.122% due 06/25/2047 ^		497	383
1.122% due 06/25/2047		1,535	1,266
1.132% due 04/25/2047		556	523
5.184% due 08/25/2035 ^		869	752
Countrywide Asset-Backed Certificates Trust
2.332% due 04/25/2035		1,000	980
Credit Suisse First Boston Mortgage Securities Corp.
1.602% due 01/25/2032		1	1
GSAMP Trust
1.412% due 11/25/2035 ^		1,386	891
HSI Asset Securitization Corp. Trust
1.242% due 04/25/2037		917	548
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.222% due 04/25/2037		698	449

Long Beach Mortgage Loan Trust
1.542% due 10/25/2034		12	12
Morgan Stanley ABS Capital, Inc. Trust
1.112% due 10/25/2036		189	153
Morgan Stanley Home Equity Loan Trust
1.082% due 12/25/2036		1,168	655
1.212% due 04/25/2037		982	629
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		190	91
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.272% due 03/25/2036		700	597
NovaStar Mortgage Funding Trust
1.112% due 03/25/2037		894	600
Renaissance Home Equity Loan Trust
3.532% due 12/25/2032		469	449
5.294% due 01/25/2037		653	366
5.675% due 06/25/2037 ^		1,063	511
5.731% due 11/25/2036		1,051	638
Residential Asset Mortgage Products Trust
0.998% due 12/25/2035		533	418
1.008% due 12/25/2035		1,228	927
Residential Asset Securities Corp. Trust
1.232% due 11/25/2036		2,106	1,347
1.482% due 07/25/2032 ^		2	2
Saxon Asset Securities Trust
2.732% due 12/25/2037		472	428
2.782% due 05/25/2031		647	577
Soundview Home Loan Trust
1.132% due 06/25/2037		103	70
Structured Asset Investment Loan Trust
1.112% due 07/25/2036		598	438
1.292% due 01/25/2036		1,600	1,281

			25,162

CORPORATE BONDS & NOTES 8.7%
Ally Financial, Inc.
3.600% due 05/21/2018		400	406
American International Group, Inc.
3.900% due 04/01/2026		1,100	1,104
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	509
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		800	866
Anthem, Inc.
2.250% due 08/15/2019		800	803
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	200	213
Bank of America Corp.
6.875% due 04/25/2018		$800	842
Charter Communications Operating LLC
4.464% due 07/23/2022		600	633
6.384% due 10/23/2035		600	684
CIT Group, Inc.
3.875% due 02/19/2019		300	308
4.250% due 08/15/2017		2,500	2,525
5.000% due 05/15/2017		1,100	1,104
5.000% due 05/15/2018		600	605
5.250% due 03/15/2018		300	308
Citigroup, Inc.
2.032% due 06/07/2019		600	606
2.050% due 06/07/2019		200	200
2.650% due 10/26/2020		500	504
Citizens Bank N.A.
2.550% due 05/13/2021		400	398
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018		1,100	1,219
Diamond Finance Corp.
3.480% due 06/01/2019		1,000	1,026
Exelon Generation Co. LLC
2.950% due 01/15/2020		600	609
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		1,800	1,784
2.009% due 01/09/2020		700	708
2.943% due 01/08/2019		500	507
3.157% due 08/04/2020		300	305
3.200% due 01/15/2021		300	303
General Motors Financial Co., Inc.
3.100% due 01/15/2019		1,100	1,118
Goldman Sachs Group, Inc.
2.201% due 04/23/2020		400	406
Great Plains Energy, Inc.
2.500% due 03/09/2020		1,100	1,107
JPMorgan Chase & Co.
2.550% due 10/29/2020		100	101

Kinder Morgan, Inc.
5.000% due 02/15/2021		400	428
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	13
MetLife, Inc.
6.817% due 08/15/2018		1,100	1,173
Metropolitan Life Global Funding
2.000% due 04/14/2020		300	298
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		700	678
Navient Corp.
5.500% due 01/15/2019		1,700	1,765
8.000% due 03/25/2020		100	109
New York Life Global Funding
2.900% due 01/17/2024		1,500	1,505
Pricoa Global Funding
2.200% due 06/03/2021		600	592
Santander Holdings USA, Inc.
2.504% due 11/24/2017		1,700	1,711
SLM Student Loan Trust
0.894% due 03/15/2038	GBP	700	832
Springleaf Finance Corp.
5.250% due 12/15/2019		$300	303
6.000% due 06/01/2020		400	408
Sprint Communications, Inc.
8.375% due 08/15/2017		400	409
Verizon Communications, Inc.
4.125% due 03/16/2027		900	917
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,000	998
Wells Fargo & Co.
2.153% due 01/24/2023		1,000	1,012
2.269% due 10/31/2023		2,000	2,038
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		900	904

			37,904

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.232% due 01/15/2024		594	598

MUNICIPAL BONDS & NOTES 0.0%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		100	139

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
American Home Mortgage Investment Trust
2.862% due 09/25/2045		40	39
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		618	505
Banc of America Mortgage Trust
3.449% due 02/25/2036 ^		76	71
Bear Stearns Adjustable Rate Mortgage Trust
3.001% due 08/25/2033		2	2
3.260% due 03/25/2035		36	36
3.636% due 03/25/2035		4	4
Bear Stearns ALT-A Trust
1.142% due 02/25/2034		56	52
3.236% due 11/25/2035 ^		35	29
3.272% due 09/25/2035		37	32
3.387% due 03/25/2036 ^		167	129
3.527% due 08/25/2036 ^		51	38
Bear Stearns Structured Products, Inc. Trust
3.289% due 12/26/2046		36	31
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035		6	7
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.022% due 09/25/2035 ^		423	372
Countrywide Alternative Loan Trust
1.188% due 03/20/2046		76	64
1.262% due 02/25/2037		62	52
1.638% due 12/25/2035		67	61
2.052% due 11/25/2035		15	12
5.250% due 06/25/2035 ^		11	10
Countrywide Home Loan Mortgage Pass-Through Trust
1.442% due 05/25/2035		31	26
1.622% due 03/25/2035		60	51
1.642% due 02/25/2035		8	7
3.097% due 11/25/2034		9	9
3.155% due 08/25/2034 ^		22	19
5.500% due 01/25/2035		439	445
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		1	1

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	1,942	1,891
5.863% due 02/25/2037 ^	204	88
DBUBS Mortgage Trust
0.301% due 11/10/2046 (a)	400	4
0.746% due 11/10/2046 (a)	301	6
Deutsche ALT-A Securities, Inc.
1.732% due 10/25/2047	1,160	954
GSR Mortgage Loan Trust
1.312% due 12/25/2034	65	59
3.355% due 01/25/2036 ^	70	66
3.716% due 04/25/2035	345	329
HarborView Mortgage Loan Trust
3.105% due 05/19/2033	3	3
IndyMac Mortgage Loan Trust
1.192% due 05/25/2046	609	537
1.222% due 07/25/2035	29	26
JPMorgan Mortgage Trust
2.748% due 07/27/2037	119	113
3.348% due 02/25/2036 ^	43	38
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.352% due 12/15/2030	7	7
Merrill Lynch Mortgage Investors Trust
2.543% due 10/25/2035	11	11
Morgan Stanley Bank of America Merrill Lynch Trust
1.037% due 12/15/2048 (a)	1,001	47
Morgan Stanley Mortgage Loan Trust
2.996% due 06/25/2036	46	45
Residential Accredit Loans, Inc. Trust
1.132% due 02/25/2047	38	23
1.162% due 06/25/2046	327	142
1.192% due 04/25/2046	556	284
Structured Adjustable Rate Mortgage Loan Trust
3.309% due 04/25/2034	7	7
Structured Asset Mortgage Investments Trust
1.192% due 05/25/2036	14	11
1.202% due 05/25/2036	107	92
1.202% due 09/25/2047	157	133
1.442% due 05/25/2045	25	22
1.558% due 07/19/2034	3	3
1.638% due 09/19/2032	2	2
1.678% due 03/19/2034	6	6
2.138% due 08/25/2047 ^	46	42
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	20
Thornburg Mortgage Securities Trust
2.994% due 06/25/2047 ^	48	43
5.750% due 06/25/2047	11	10
Wachovia Mortgage Loan Trust LLC
3.226% due 10/20/2035 ^	159	145
WaMu Mortgage Pass-Through Certificates Trust
1.292% due 01/25/2045	128	123
1.618% due 06/25/2046	51	48
1.638% due 02/25/2046	116	112
1.866% due 02/27/2034	5	5
2.732% due 03/25/2033	13	13
2.771% due 12/25/2036 ^	264	229
2.877% due 04/25/2035	58	57
2.998% due 03/25/2035	71	71
Washington Mutual Mortgage Pass-Through Certificates Trust
1.578% due 07/25/2046 ^	29	20
Wells Fargo Mortgage-Backed Securities Trust
3.093% due 07/25/2036 ^	55	54
3.144% due 04/25/2036	6	6
3.153% due 03/25/2035	89	89
3.170% due 03/25/2036 ^	200	192

		8,332

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
4.125% due 01/16/2018	900	23

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 9.7%
Fannie Mae
1.102% due 03/25/2034	6	6
1.132% due 08/25/2034	4	4

1.332% due 09/25/2042		19	19
1.382% due 06/25/2036		36	36
1.412% due 11/25/2040		55	55
1.432% due 11/25/2040 - 01/25/2044		340	341
1.562% due 06/25/2041		254	255
1.782% due 12/25/2039		292	296
1.814% due 10/01/2044		18	19
2.887% due 12/01/2034		6	6
2.942% due 11/01/2034		36	38
2.998% due 05/25/2035		14	15
3.500% due 11/01/2021		91	95
6.000% due 07/25/2044		11	13
Fannie Mae, TBA
3.000% due 05/01/2047		9,100	9,008
3.500% due 04/01/2047 - 05/01/2047		24,600	25,123
Freddie Mac
1.130% due 01/15/2038		652	650
1.412% due 12/15/2032		8	8
1.512% due 12/15/2037		21	21
1.788% due 01/15/2038 (a)		652	38
1.814% due 10/25/2044		51	51
2.820% due 02/01/2029		3	3
2.850% due 04/01/2035		67	70
3.250% due 03/01/2035		5	5
Ginnie Mae
0.000% due 11/20/2066		698	701
1.580% due 05/20/2066 - 06/20/2066		4,467	4,476
2.125% due 04/20/2028 - 06/20/2030		3	4
NCUA Guaranteed Notes
1.324% due 11/05/2020		953	955
1.337% due 12/08/2020		257	258

			42,569

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
5.250% due 02/15/2029 (l)		100	128
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (l)		107	108
0.125% due 07/15/2022 (j)(l)		1,901	1,917
0.125% due 01/15/2023 (j)(l)		2,420	2,421
0.125% due 07/15/2024 (j)(l)		153	152
0.375% due 07/15/2025 (h)(j)		8,500	8,527
0.625% due 01/15/2026 (l)		51	52
2.000% due 01/15/2026 (l)		122	139

			13,444

Total United States (Cost $126,779)			128,171

SHORT-TERM INSTRUMENTS 18.8%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.804% due 11/06/2017		1,000	1,002
1.906% due 09/08/2017		1,000	1,002
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		1,900	1,905
Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		1,000	1,003

			4,912

REPURCHASE AGREEMENTS (g) 0.0%			131

JAPAN TREASURY BILLS 16.8%
(0.270)% due 04/17/2017 - 06/05/2017 (c)(d)	JPY	8,180,000	73,488

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	75,300	3,794

Total Short-Term Instruments (Cost $80,542)			82,325

Total Investments in Securities (Cost $488,275)			483,234

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	527,341	5,213

Total Short-Term Instruments (Cost $5,214)		5,213

Total Investments in Affiliates (Cost $5,214)		5,213

Total Investments 111.7% (Cost $493,489)		$488,447
Financial Derivative Instruments (i)(k) 1.0% (Cost or Premiums, net $(147))		4,194
Other Assets and Liabilities, net (12.7)%		(55,292)

Net Assets 100.0%		$437,349

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$131	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(134)	$131	$131

Total Repurchase Agreements						$(134)	$131	$131

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BPS	(0.300)%	02/14/2017	05/03/2017	EUR	(1,536)	$(1,638)
	0.550	01/17/2017	04/20/2017	GBP	(4,327)	(5,428)
BSN	0.820	01/19/2017	04/19/2017		$(6,355)	(6,365)
MBC	(0.420)	01/24/2017	04/25/2017	EUR	(805)	(858)
MYI	0.500	01/18/2017	04/20/2017	GBP	(5,452)	(6,837)
UBS	(0.400)	01/30/2017	04/25/2017	EUR	(2,736)	(2,917)

Total Reverse Repurchase Agreements						$(24,043)

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	04/01/2047	$12,100	$(12,233)	$(12,379)

Total Short Sales				$(12,233)	$(12,379)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(20,160) at a weighted average interest rate of 0.437%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(h)	Securities with an aggregate market value of $24,351 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.250	05/26/2017	325	$3	$0

Total Purchased Options				$3	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2018	81	$26	$4	$0
90-Day Eurodollar March Futures	Short	03/2019	81	(43)	0	(6)
90-Day Eurodollar September Futures	Long	09/2017	288	(26)	0	(7)
90-Day Eurodollar September Futures	Short	09/2018	288	(3)	0	(22)
Australia Government 3-Year Note June Futures	Long	06/2017	30	13	1	(1)
Australia Government 10-Year Bond June Futures	Long	06/2017	36	64	10	(1)
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2017	15	6	0	0
Canada Government 10-Year Bond June Futures	Long	06/2017	22	20	0	(8)
Euro-Bobl June Futures	Long	06/2017	139	(105)	15	0
Euro-BTP Italy Government Bond June Futures	Long	06/2017	32	6	2	(5)
Euro-Bund 10-Year Bond June Futures	Short	06/2017	5	(4)	0	(2)
Euro-Buxl 30-Year Bond June Futures	Long	06/2017	17	(2)	6	(3)
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2017	96	14	0	(41)
Euro-Schatz June Futures	Long	06/2017	349	(36)	13	0
Japan Government 10-Year Bond June Futures	Long	06/2017	24	42	0	(37)
U.S. Treasury 2-Year Note June Futures	Short	06/2017	447	(39)	0	(35)
U.S. Treasury 5-Year Note June Futures	Long	06/2017	267	48	44	0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	197	60	42	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	29	(22)	0	(9)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2017	23	18	7	0
United Kingdom Long Gilt June Futures	Long	06/2017	89	274	44	(7)

Total Futures Contracts				$311	$188	$(184)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.200%	$	700	$(21)	$0	$1	$0
BASF SE	1.000	12/20/2020	0.259	EUR	200	(6)	0	0	0
BAT International Finance PLC	1.000	12/20/2020	0.422		400	(9)	(1)	0	0
Bayer AG	1.000	12/20/2020	0.326		300	(8)	(1)	0	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.578	$	700	14	8	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.258	EUR	600	(18)	1	0	0
Navient Corp.	5.000	03/20/2019	1.310	$	1,100	(81)	(14)	0	0
Pfizer, Inc.	1.000	12/20/2020	0.218		700	(20)	0	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.239		700	(20)	0	0	0
Shell International Finance BV	1.000	12/20/2026	1.122	EUR	500	(6)	9	0	0
Telia Co. AB	1.000	12/20/2020	0.429		200	(5)	0	0	0
Tesco PLC	1.000	06/20/2021	1.525		500	(11)	10	0	0
Tesco PLC	1.000	12/20/2021	1.743		200	(7)	2	0	(1)
Tesco PLC	1.000	06/20/2022	1.916		1,800	(87)	4	0	0
United Utilities PLC	1.000	12/20/2020	0.569		200	(4)	0	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.194	$	300	(9)	(1)	0	0

						$(298)	$17	$1	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$	11,200	$(212)	$(37)	$0	$(4)
CDX.IG-28 5-Year Index	1.000	06/20/2022		500	(8)	(1)	0	0
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	57,900	(995)	(102)	0	(33)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		20,700	(307)	(16)	0	(13)

					$(1,522)	$(156)	$0	$(50)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	10.100%	01/02/2019	BRL	233,600	$(461)	$48	$10	$0
Pay	1-Year BRL-CDI	10.300	01/02/2025		82,500	382	62	0	(13)
Receive	3-Month CAD-Bank Bill	1.500	12/16/2026	CAD	4,600	(118)	(154)	0	(13)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		600	(63)	10	0	(2)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,400	0	(19)	0	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	600	1	1	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		500	1	1	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		500	1	1	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		600	1	1	0	0
Pay (5)	3-Month USD-LIBOR	1.000	05/15/2018		$41,000	(181)	(18)	3	0
Pay (5)	3-Month USD-LIBOR	1.750	06/18/2018		154,400	101	88	11	0
Receive (5)	3-Month USD-LIBOR	1.250	05/15/2019		41,000	264	9	0	(12)
Receive (5)	3-Month USD-LIBOR	2.250	06/18/2019		154,400	(154)	(143)	0	(22)
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2022		16,200	682	13	0	(16)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		3,800	17	119	0	(4)
Receive	3-Month USD-LIBOR	2.038	08/31/2022		200	0	6	0	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		3,300	(38)	(25)	0	(4)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		8,300	35	339	0	(8)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		44,700	1,079	1,015	0	(44)
Pay (5)	3-Month USD-LIBOR	2.793	11/12/2024		4,400	41	41	4	0
Pay (5)	3-Month USD-LIBOR	2.798	11/12/2024		16,800	161	161	17	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		35,900	1,069	2,007	0	(29)
Receive (5)	3-Month USD-LIBOR	1.500	06/21/2027		1,500	(130)	24	3	0
Receive (5)	3-Month USD-LIBOR	2.098	07/01/2041		4,000	90	91	0	(1)
Receive	3-Month USD-LIBOR	1.768	12/15/2046		300	56	50	0	0
Pay	3-Month USD-LIBOR	2.250	12/21/2046		3,600	326	655	0	(6)
Receive (5)	3-Month USD-LIBOR	2.953	11/12/2049		800	(22)	(22)	0	(1)
Receive (5)	3-Month USD-LIBOR	2.955	11/12/2049		2,900	(83)	(83)	0	(3)
Pay	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	15,000	28	29	0	(5)
Pay (5)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	62,600	(134)	15	57	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		1,100	43	25	2	0
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027		10,850	236	43	5	(6)
Pay (5)	6-Month EUR-EURIBOR	1.000	09/20/2027		14,600	203	32	14	0
Receive (5)	6-Month EUR-EURIBOR	1.500	03/21/2048		4,700	(55)	(48)	10	0
Pay (5)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	53,000	76	(10)	43	0
Receive (5)	6-Month GBP-LIBOR	1.000	09/20/2022		1,900	(10)	(7)	0	(6)
Receive	6-Month GBP-LIBOR	1.700	03/10/2026		100	(7)	(6)	0	(1)
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027		17,500	(554)	(244)	0	(94)
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		1,700	175	61	24	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,280,000	33	20	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		150,000	(25)	(4)	0	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		1,690,000	94	(321)	0	(17)
Receive	6-Month JPY-LIBOR	0.000	09/20/2026		570,000	(122)	(5)	0	(6)
Receive	6-Month JPY-LIBOR	1.500	06/19/2033		2,340,000	3,273	2,984	0	(37)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		150,000	152	128	0	(3)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		30,000	(49)	65	2	0
Pay	28-Day MXN-TIIE	4.340	09/28/2017	MXN	34,300	(26)	(18)	0	0
Pay	28-Day MXN-TIIE	4.260	10/31/2017		57,800	(53)	(33)	0	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		16,200	(52)	(51)	1	0
Pay	28-Day MXN-TIIE	7.278	03/22/2022		21,800	4	4	3	0
Pay	28-Day MXN-TIIE	7.317	03/23/2022		20,500	6	6	2	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		9,600	(43)	(36)	1	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026		18,700	(90)	16	4	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		14,700	(1)	16	3	0
Pay	28-Day MXN-TIIE	7.740	02/22/2027		40,000	52	59	10	0
Pay	28-Day MXN-TIIE	7.730	02/25/2027		33,500	42	42	8	0

						$6,253	$7,040	$237	$(353)

Total Swap Agreements						$4,433	$6,901	$238	$(404)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $3,268 and cash of $6,535 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(k) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2017		$652	EUR	610	$1	$(2)
BOA	04/2017	DKK	124,956		$18,947	1,029	0
	04/2017		$5,820	DKK	39,869	0	(102)
	04/2017		7,456	EUR	7,033	47	0
	04/2017		14,545	JPY	1,617,419	0	(17)
	05/2017	JPY	1,617,420		$14,560	18	0
	06/2017		290,000		2,553	0	(57)
	06/2017	SGD	10,568		7,524	0	(36)
	07/2017	DKK	85,194		12,695	423	0
	01/2018		26,675		3,902	19	0
BPS	04/2017	BRL	7,090		2,238	0	(27)
	04/2017	EUR	47,551		50,533	0	(194)
	04/2017	GBP	13,400		16,873	81	0
	04/2017		$2,298	BRL	7,090	0	(33)
	04/2017		14,713	DKK	100,800	0	(259)
	04/2017		4,449	MXN	91,441	425	0
	06/2017	JPY	1,770,000		$17,649	1,703	0
	03/2018	MXN	58,300		2,788	0	(177)
	04/2018	DKK	100,800		15,016	253	0
CBK	04/2017	AUD	3,646		2,790	4	0
	04/2017	EUR	1,058		1,125	0	(4)
	04/2017	JPY	1,270,000		11,127	0	(286)
	04/2017		$5,336	CHF	5,357	12	0
	04/2017		2,761	EUR	2,587	2	(3)
	04/2017		192	GBP	155	2	0
	05/2017	JPY	2,420,000		$21,558	0	(206)
	06/2017		290,000		2,554	0	(57)
DUB	04/2017	RUB	15,933		267	0	(15)
	07/2017		$120	BRL	433	16	0
FBF	04/2017	BRL	8,566		$2,723	0	(13)
	04/2017		$2,704	BRL	8,566	33	0
	05/2017		2,707		8,566	11	0
	05/2017		2,419	RUB	145,703	140	0
GLM	04/2017	BRL	2,268		$716	0	(9)
	04/2017	CAD	18,317		13,985	211	0
	04/2017	EUR	9,776		10,538	140	(33)
	04/2017	GBP	2,617		3,239	0	(40)
	04/2017	JPY	339,000		2,984	0	(61)
	04/2017		$725	BRL	2,268	1	(2)
	04/2017		15	CAD	20	0	0
	04/2017		14,630	EUR	13,800	92	0
	04/2017		21,634	GBP	17,410	180	0
	04/2017		5,779	JPY	656,800	124	0
	04/2017		2,027	SEK	18,255	10	0
	05/2017	GBP	17,411		$21,649	0	(179)
	07/2017		$159	BRL	574	20	0
HUS	04/2017	BRL	1,507		$482	1	0
	04/2017	DKK	142,472		20,572	141	0
	04/2017	JPY	1,124,520		10,014	0	(87)
	04/2017		$476	BRL	1,507	6	0
	04/2017		173	MXN	3,265	1	0
	04/2017		432	PEN	1,406	0	0
	05/2017		479	BRL	1,507	0	(1)
	07/2017	DKK	33,630		$5,089	244	0
	10/2017		63,125		9,667	529	0
IND	04/2017		$1,827	NOK	15,305	0	(45)
JPM	04/2017	CHF	4,326		$4,289	0	(30)
	04/2017	DKK	23,096		3,505	193	0
	04/2017	EUR	2,562		2,751	17	0
	04/2017	NZD	1,295		920	12	0
	04/2017	SEK	22,330		2,472	0	(20)
	04/2017		$1,045	AUD	1,383	12	0
	04/2017		2,026	CHF	2,025	3	(7)
	04/2017		1,649	JPY	187,000	30	0
	05/2017	JPY	1,200,000		$10,589	0	(203)
	05/2017		$2,939	CNH	20,327	8	0
	06/2017	TWD	59,746		$1,936	0	(39)
MSB	04/2017	BRL	1,476		466	0	(6)
	04/2017	GBP	15,079		18,911	19	0
	04/2017		$465	BRL	1,476	6	0
NAB	04/2017		13,667	CAD	18,297	92	0
	04/2017		97	EUR	90	0	(1)
	05/2017	CAD	18,297		$13,673	0	(91)
NGF	11/2017	MXN	17,000		824	0	(52)
RBC	04/2017	JPY	547,700		4,810	0	(110)
	05/2017	PLN	6,526		1,668	23	0
SCX	04/2017	BRL	761		244	1	0
	04/2017		$240	BRL	761	3	0
	04/2017		32,245	EUR	30,037	0	(201)
	05/2017	EUR	30,037		$32,285	202	0
	05/2017		$242	BRL	761	0	(1)
TOR	04/2017		627	INR	41,037	6	0
UAG	04/2017	DKK	13,668		$2,077	117	0
	04/2017	JPY	1,020,000		8,935	0	(232)
	04/2017	NOK	17,325		2,013	0	(5)
	04/2017		$158	GBP	130	5	0
	04/2017		2,002	INR	137,562	118	0
	05/2017	JPY	1,130,000		$10,116	0	(49)
	05/2017		$203	EUR	190	0	0
	12/2017	CNH	19,908		$2,818	0	(28)

Total Forward Foreign Currency Contracts						$6,786	$(3,020)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus JPY	JPY	118.280	08/21/2017	$2,200	$27	$9
JPM	Call - OTC USD versus JPY		118.280	08/21/2017	1,271	12	5

						$39	$14

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	5,700	$57	$24
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		$20,500	18	9
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	2,800	32	17
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		1,500	15	7
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		$74,800	76	40
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		104,500	87	44

								$285	$141

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$45,800	$4	$0

Total Purchased Options						$328	$155

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018	$	1,000	$(96)	$(27)
	Put - OTC USD versus BRL		3.890	06/28/2018		1,000	(95)	(166)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		600	(32)	0
GLM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	2,800	(27)	(6)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	1,400	(134)	(38)
	Put - OTC USD versus BRL		3.892	07/02/2018		1,400	(135)	(233)
JPM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	1,663	(12)	(4)
	Put - OTC USD versus CNH	CNH	6.600	09/11/2017	$	2,300	(21)	(2)

							$(552)	$(476)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	09/11/2017	$11,800	$(104)	$(41)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$45,800	$0	$0

Total Written Options						$(656)	$(517)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ING Bank NV	(1.000)%	12/20/2021	1.220%	EUR	300	$9	$(6)	$3	$0
BPS	Barclays Bank PLC	(1.000)	06/20/2022	1.682		1,200	44	0	44	0
	HSBC Bank PLC	(1.000)	06/20/2021	1.057		1,000	13	(11)	2	0
	ING Bank NV	(1.000)	06/20/2021	1.124		700	19	(15)	4	0
	ING Bank NV	(1.000)	12/20/2021	1.220		300	12	(9)	3	0
	UBS AG	(1.000)	12/20/2021	0.501		600	(10)	(6)	0	(16)
BRC	Springleaf Finance Corp.	(5.000)	06/20/2020	2.634	$	400	(38)	9	0	(29)
CBK	HSBC Bank PLC	(1.000)	12/20/2021	1.189	EUR	300	8	(5)	3	0
GST	HSBC Bank PLC	(1.000)	12/20/2021	1.189		800	18	(11)	7	0
JPM	HSBC Bank PLC	(1.000)	12/20/2021	1.189		1,200	30	(19)	11	0

							$105	$(73)	$77	$(45)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	0.888%	$	300	$(15)	$16	$1	$0
	Brazil Government International Bond	1.000	09/20/2019	1.070		100	(3)	3	0	0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.301	EUR	400	(4)	5	1	0
CBK	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.181		200	(7)	5	0	(2)
GST	Deutsche Bank AG	1.000	12/20/2021	2.289		900	(97)	41	0	(56)
HUS	Brazil Government International Bond	1.000	12/20/2021	2.050	$	200	(13)	4	0	(9)

							$(139)	$74	$2	$(67)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	06/20/2022	EUR 1,400	$73	$(5)	$68	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	5,700		$4,351	$(17)	$(47)	$0	$(64)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	2,700		2,882	21	(55)	0	(34)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	2,700		3,297	560	(480)	80	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	2,490		2,658	3	(35)	0	(32)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		5,090		5,408	19	(56)	0	(37)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	11,100		13,575	(39)	357	318	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	8,200		6,182	(81)	67	0	(14)
DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	5,400	EUR	5,054	9	(9)	0	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	1,600		$1,708	17	(37)	0	(20)
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	3,200		3,904	(3)	103	100	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$349	JPY	40,000	(41)	33	0	(8)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	22,300		$16,811	(23)	(15)	0	(38)
	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	8,700	EUR	8,143	(8)	8	0	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	10,900		$13,331	(21)	333	312	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$3,575	JPY	410,000	(458)	378	0	(80)
MYC	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019	JPY	410,000		$3,702	(9)	(24)	0	(33)
	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019		40,000		361	0	(3)	0	(3)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	5,600		4,222	(23)	14	0	(9)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,000		1,220	(1)	32	31	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		10,700		13,066	249	67	316	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		2,600		3,180	(15)	90	75	0

								$139	$721	$1,232	$(372)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,607,700	$0	$10	$10	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		996,500	0	7	7	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		4,823,100	0	31	31	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,607,700	0	11	11	0

							$0	$59	$59	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$3	$0	$1	$1	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	5	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	3	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	5	0	(2)	0	(2)

						$0	$(2)	$1	$(3)

Total Swap Agreements						$178	$774	$1,439	$(487)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(l)	Securities with an aggregate market value of $1,069 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$110	$0	$110
Belgium
Corporate Bonds & Notes	0	1,889	0	1,889
Brazil
Corporate Bonds & Notes	0	1,898	0	1,898
Canada
Corporate Bonds & Notes	0	6,732	0	6,732
Non-Agency Mortgage-Backed Securities	0	840	0	840
Sovereign Issues	0	11,328	0	11,328
Cayman Islands
Asset-Backed Securities	0	15,944	0	15,944
Denmark
Corporate Bonds & Notes	0	67,444	0	67,444
France
Corporate Bonds & Notes	0	6,216	0	6,216
Non-Agency Mortgage-Backed Securities	0	133	0	133
Sovereign Issues	0	3,837	0	3,837
Germany
Corporate Bonds & Notes	0	3,313	0	3,313
Greece
Corporate Bonds & Notes	0	308	0	308
Sovereign Issues	0	608	0	608
Guernsey, Channel Islands
Corporate Bonds & Notes	0	804	0	804
Ireland
Asset-Backed Securities	0	1,323	0	1,323
Corporate Bonds & Notes	0	4,158	0	4,158
Sovereign Issues	0	1,015	0	1,015
Italy
Corporate Bonds & Notes	0	2,050	0	2,050
Non-Agency Mortgage-Backed Securities	0	811	0	811
Sovereign Issues	0	9,100	0	9,100
Japan
Corporate Bonds & Notes	0	2,153	0	2,153
Sovereign Issues	0	27,509	0	27,509
Kuwait
Sovereign Issues	0	3,736	0	3,736
Luxembourg
Corporate Bonds & Notes	0	3,176	0	3,176
Multinational
Corporate Bonds & Notes	0	935	0	935
Netherlands
Asset-Backed Securities	0	3,152	0	3,152
Corporate Bonds & Notes	0	13,106	0	13,106
Norway
Corporate Bonds & Notes	0	1,495	0	1,495
Sovereign Issues	0	234	0	234
Poland
Sovereign Issues	0	1,616	0	1,616
Portugal
Corporate Bonds & Notes	0	454	0	454
Qatar
Corporate Bonds & Notes	0	443	0	443
Sovereign Issues	0	308	0	308
Saudi Arabia
Sovereign Issues	0	4,027	0	4,027
Slovenia
Sovereign Issues	0	11,296	0	11,296
South Korea
Corporate Bonds & Notes	0	395	0	395
Sovereign Issues	0	700	0	700
Spain
Corporate Bonds & Notes	0	3,306	0	3,306
Sovereign Issues	0	4,121	0	4,121
Supranational
Corporate Bonds & Notes	0	571	0	571
Sweden
Corporate Bonds & Notes	0	5,808	0	5,808
Switzerland
Corporate Bonds & Notes	0	2,268	0	2,268
Sovereign Issues	0	460	0	460
United Arab Emirates
Corporate Bonds & Notes	0	497	0	497
United Kingdom
Corporate Bonds & Notes	0	19,617	1,125	20,742
Loan Participations and Assignments	0	1,066	0	1,066
Non-Agency Mortgage-Backed Securities	0	6,600	0	6,600
Sovereign Issues	0	12,703	0	12,703
United States
Asset-Backed Securities	0	25,162	0	25,162
Corporate Bonds & Notes	0	37,904	0	37,904
Loan Participations and Assignments	0	598	0	598
Municipal Bonds & Notes	0	139	0	139
Non-Agency Mortgage-Backed Securities	0	8,301	31	8,332
Preferred Securities	23	0	0	23
U.S. Government Agencies	0	42,569	0	42,569
U.S. Treasury Obligations	0	13,444	0	13,444
Short-Term Instruments
Certificates of Deposit	0	4,912	0	4,912
Repurchase Agreements	0	131	0	131
Japan Treasury Bills	0	73,488	0	73,488
Mexico Treasury Bills	0	3,794	0	3,794
	$23	$482,055	$1,156	$483,234

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,213	$0	$0	$5,213

Total Investments	$5,236	$482,055	$1,156	$488,447

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,379)	$0	$(12,379)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	188	238	0	426
Over the counter	0	8,380	0	8,380
	$188	$8,618	$0	$8,806

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(184)	(404)	0	(588)
Over the counter	0	(4,022)	(2)	(4,024)

	$(184)	$(4,426)	$(2)	$(4,612)

Total Financial Derivative Instruments	$4	$4,192	$(2)	$4,194

Totals	$5,240	$473,868	$1,154	$480,262

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.0%
AUSTRALIA 0.4%
SOVEREIGN ISSUES 0.4%
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	126	$110

Total Australia (Cost $126)			110

BELGIUM 1.6%
CORPORATE BONDS & NOTES 1.6%
Anheuser-Busch InBev S.A.
0.046% due 05/05/2017	EUR	250	267
KBC Bank NV
8.000% due 01/25/2023		$200	210

Total Belgium (Cost $496)			477

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
8.375% due 05/23/2021		$100	113

Total Brazil (Cost $99)			113

CANADA 5.6%
CORPORATE BONDS & NOTES 0.3%
Royal Bank of Canada
2.300% due 03/22/2021		$100	100

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.211% due 07/01/2020	CAD	80	60

SOVEREIGN ISSUES 5.1%
Province of Alberta
1.250% due 06/01/2020		100	75
2.350% due 06/01/2025		100	76
Province of Ontario
2.600% due 06/02/2025		1,500	1,157
6.200% due 06/02/2031		100	104
Province of Quebec
3.500% due 12/01/2022		100	82

			1,494

Total Canada (Cost $1,671)			1,654

DENMARK 13.8%
CORPORATE BONDS & NOTES 13.8%
BRFkredit A/S
2.000% due 10/01/2017	DKK	2,400	348
2.000% due 10/01/2047		299	42
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		298	42
2.500% due 10/01/2037		89	13
2.500% due 10/01/2047		259	38
3.000% due 10/01/2047		79	12
Nykredit Realkredit A/S
1.000% due 07/01/2017		600	86
1.000% due 10/01/2017		4,700	680
2.000% due 07/01/2017		1,200	173
2.000% due 10/01/2017		700	102
2.000% due 10/01/2037		1,109	162
2.000% due 10/01/2047		695	98
2.500% due 10/01/2037		582	87
2.500% due 10/01/2047		1,693	247
Realkredit Danmark A/S
1.000% due 04/01/2018		4,500	655
2.000% due 04/01/2017		5,500	789

2.000% due 01/01/2018		200	29
2.000% due 04/01/2018		400	59
2.000% due 10/01/2037		96	14
2.000% due 10/01/2047		497	70
2.500% due 10/01/2037		454	68
2.500% due 10/01/2047		1,496	219
3.000% due 10/01/2047		82	12

Total Denmark (Cost $4,195)			4,045

FRANCE 4.9%
CORPORATE BONDS & NOTES 1.0%
Dexia Credit Local S.A.
2.250% due 02/18/2020		$300	300

SOVEREIGN ISSUES 3.9%
France Government International Bond
1.250% due 05/25/2036 (g)	EUR	200	199
3.250% due 05/25/2045 (g)		700	953

			1,152

Total France (Cost $1,487)			1,452

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
4.250% due 10/14/2021 (g)		$200	205
Kreditanstalt fuer Wiederaufbau
6.000% due 08/20/2020	AUD	100	85

Total Germany (Cost $307)			290

GREECE 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	10,000	86

Total Greece (Cost $96)			86

IRELAND 0.5%
SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
5.400% due 03/13/2025 (g)	EUR	100	145

Total Ireland (Cost $146)			145

ITALY 4.2%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
3.875% due 10/24/2018	EUR	200	223
Telecom Italia SpA
6.375% due 06/24/2019	GBP	100	137

			360

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Claris Finance SRL
0.137% due 10/31/2060	EUR	78	83
Giovecca Mortgages SRL
0.271% due 04/23/2048		33	35

			118

SOVEREIGN ISSUES 2.6%
Italy Buoni Poliennali Del Tesoro
2.450% due 09/01/2033		400	412
2.700% due 03/01/2047		100	96
2.800% due 03/01/2067 (g)		100	90

Italy Government International Bond
6.000% due 08/04/2028	GBP	100	155

			753

Total Italy (Cost $1,350)			1,231

JAPAN 7.7%
CORPORATE BONDS & NOTES 0.7%
Sumitomo Mitsui Financial Group, Inc.
2.786% due 03/09/2021 (g)		$200	207

SOVEREIGN ISSUES 7.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		200	193
Japan Government International Bond
0.200% due 06/20/2017	JPY	100,000	899
0.300% due 06/20/2046		80,000	622
0.500% due 09/20/2046		40,000	328

			2,042

Total Japan (Cost $2,496)			2,249

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
3.500% due 03/20/2027		$200	202

Total Kuwait (Cost $198)			202

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	200	224

Total Luxembourg (Cost $221)			224

NETHERLANDS 2.6%
ASSET-BACKED SECURITIES 0.5%
Highlander Euro CDO BV
0.000% due 05/01/2023	EUR	144	154

CORPORATE BONDS & NOTES 2.1%
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (e)		200	232
ING Bank NV
2.625% due 12/05/2022 (g)		$250	250
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	25	30
Vonovia Finance BV
3.200% due 10/02/2017		$100	101

			613

Total Netherlands (Cost $769)			767

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	400	98

Total Poland (Cost $99)			98

SAUDI ARABIA 1.3%
SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
2.375% due 10/26/2021		$400	393

Total Saudi Arabia (Cost $396)			393

SLOVENIA 4.2%
SOVEREIGN ISSUES 4.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$300	311

5.250% due 02/18/2024		200	225
5.500% due 10/26/2022		200	225
5.850% due 05/10/2023		400	460

Total Slovenia (Cost $1,190)			1,221

SPAIN 1.0%
SOVEREIGN ISSUES 1.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	100	112
4.950% due 02/11/2020		50	57
Autonomous Community of Madrid
4.125% due 05/21/2024		100	127

Total Spain (Cost $299)			296

SWEDEN 1.8%
CORPORATE BONDS & NOTES 1.8%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	116
Stadshypotek AB
2.500% due 09/18/2019		1,000	119
Svenska Handelsbanken AB
2.302% due 03/30/2021 (g)		$250	255
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	300	34

Total Sweden (Cost $579)			524

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 0.9%
Credit Suisse AG
3.000% due 10/29/2021		$250	252

SOVEREIGN ISSUES 0.3%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	50	77

Total Switzerland (Cost $328)			329

UNITED KINGDOM 9.9%
CORPORATE BONDS & NOTES 3.2%
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	217
8.000% due 12/15/2020 (e)		200	232
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	160
Santander UK Group Holdings PLC
2.875% due 10/16/2020 (g)		$200	201
Virgin Money PLC
2.250% due 04/21/2020	GBP	100	128

			938

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Eurosail PLC
0.035% due 03/13/2045	EUR	49	51
0.044% due 12/10/2044		42	44
0.504% due 03/13/2045	GBP	97	119
Kensington Mortgage Securities PLC
0.045% due 06/14/2040	EUR	41	42
Mansard Mortgages PLC
0.994% due 12/15/2049	GBP	124	153
Newgate Funding PLC
1.344% due 12/15/2050		158	185
RMAC Securities PLC
0.000% due 06/12/2044	EUR	119	120
0.514% due 06/12/2044	GBP	137	165

			879

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
3.250% due 01/22/2044 (g)		500	824

3.500% due 01/22/2045 (g)		150	259

			1,083

Total United Kingdom (Cost $2,959)			2,900

UNITED STATES 34.7%
ASSET-BACKED SECURITIES 4.3%
Citigroup Mortgage Loan Trust, Inc.
1.242% due 06/25/2037		$200	172
Countrywide Asset-Backed Certificates
1.202% due 06/25/2047		300	244
Countrywide Asset-Backed Certificates Trust
1.642% due 08/25/2035		155	136
First Franklin Mortgage Loan Trust
1.452% due 11/25/2036		300	199
Panhandle-Plains Higher Education Authority, Inc.
2.128% due 10/01/2035		36	36
Renaissance Home Equity Loan Trust
3.532% due 12/25/2032		80	76
Saxon Asset Securities Trust
2.732% due 12/25/2037		79	71
SG Mortgage Securities Trust
1.132% due 10/25/2036		200	156
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	52	55
Structured Asset Investment Loan Trust
2.707% due 10/25/2034		$116	101
Structured Asset Securities Corp. Mortgage Loan Trust
1.117% due 07/25/2036		25	24

			1,270

CORPORATE BONDS & NOTES 5.9%
Air Lease Corp.
3.000% due 09/15/2023		100	98
Ally Financial, Inc.
3.600% due 05/21/2018		100	102
8.000% due 11/01/2031		100	120
American International Group, Inc.
3.900% due 04/01/2026		100	100
Bank of New York Mellon Corp.
2.200% due 08/16/2023 (g)		200	192
Chubb INA Holdings, Inc.
3.350% due 05/03/2026		100	101
CIT Group, Inc.
4.250% due 08/15/2017		100	101
Citigroup, Inc.
2.650% due 10/26/2020		100	101
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		100	111
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		100	97
Santander Holdings USA, Inc.
2.504% due 11/24/2017 (g)		200	201
UnitedHealth Group, Inc.
3.750% due 07/15/2025 (g)		100	105
Verizon Communications, Inc.
4.125% due 03/16/2027		100	102
Wells Fargo & Co.
2.153% due 01/24/2023		100	101
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		100	99

			1,731

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
3.040% due 01/15/2024		99	100

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		124	101
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035		10	11
Commercial Mortgage Trust
1.591% due 07/10/2046 (a)		632	6
1.963% due 07/10/2046 (a)		464	24
Countrywide Alternative Loan Trust
1.662% due 08/25/2034		1	1
1.682% due 05/25/2036		359	194
Credit Suisse Mortgage Capital Certificates
5.873% due 12/16/2049		9	9

DBUBS Mortgage Trust
0.301% due 11/10/2046 (a)		200	2
0.746% due 11/10/2046 (a)		150	3
Deutsche ALT-A Securities, Inc.
1.172% due 08/25/2047		159	118
First Horizon Mortgage Pass-Through Trust
3.269% due 05/25/2037 ^		40	33
HarborView Mortgage Loan Trust
1.258% due 02/19/2036		309	224
Impac CMB Trust
1.702% due 10/25/2034		74	64
IndyMac Mortgage Loan Trust
1.222% due 07/25/2035		27	24
JPMorgan Alternative Loan Trust
3.243% due 12/25/2035 ^		82	72
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		200	210
JPMorgan Mortgage Trust
3.348% due 02/25/2036 ^		21	19
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.772% due 08/15/2032		38	37
Merrill Lynch Mortgage Investors Trust
2.978% due 02/25/2035		12	12
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.861% due 08/12/2049		70	70
Morgan Stanley Bank of America Merrill Lynch Trust
1.037% due 12/15/2048 (a)		308	14
Royal Bank of Scotland Capital Funding Trust
6.101% due 12/16/2049		41	41
Thornburg Mortgage Securities Trust
2.994% due 06/25/2047 ^		15	13
WaMu Mortgage Pass-Through Certificates Trust
2.998% due 03/25/2035		85	86
3.137% due 03/25/2034		89	89
Wells Fargo Mortgage-Backed Securities Trust
3.079% due 10/25/2035		23	23

			1,500

U.S. GOVERNMENT AGENCIES 14.8%
Fannie Mae
1.412% due 11/25/2040		27	27
1.432% due 11/25/2040		64	64
1.782% due 12/25/2039		32	33
Fannie Mae, TBA
3.000% due 05/01/2047		300	297
3.500% due 05/01/2047		2,400	2,450
Freddie Mac
1.130% due 01/15/2038		82	81
1.512% due 12/15/2037		11	11
1.788% due 01/15/2038 (a)		82	5
Freddie Mac, TBA
3.500% due 05/01/2047		1,000	1,021
NCUA Guaranteed Notes
1.148% due 11/06/2017		232	232
1.337% due 12/08/2020		104	105
Small Business Administration
5.980% due 05/01/2022		30	32

			4,358

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (g)		1,157	1,157
0.375% due 07/15/2025		102	103

			1,260

Total United States (Cost $10,023)			10,219

SHORT-TERM INSTRUMENTS 27.1%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.906% due 09/08/2017		$100	100

REPURCHASE AGREEMENTS (f) 2.3%			688

CZECH REPUBLIC TREASURY BILLS 0.4%
(1.602)% due 06/30/2017 - 08/25/2017 (b)(c)	CZK	3,000	119

JAPAN TREASURY BILLS 23.2%
(0.281)% due 04/17/2017 - 06/05/2017 (b)(c)	JPY	760,000	6,828

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (b)(c)	MXN	5,200	262

Total Short-Term Instruments (Cost $7,833)			7,997

Total Investments in Securities (Cost $37,363)			37,022

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		12,016	119

Total Short-Term Instruments (Cost $119)			119

Total Investments in Affiliates (Cost $119)			119

Total Investments 126.4% (Cost $37,482)			$37,141
Financial Derivative Instruments (h)(i) 1.7% (Cost or Premiums, net $(21))			492
Other Assets and Liabilities, net (28.1)%			(8,248)

Net Assets 100.0%			$29,385

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.950)%	02/23/2017	05/23/2017	EUR 645	France Government International Bond 2.250% - 5.500% due 05/25/2024 - 04/25/2029	$(693)	$688	$687

Total Repurchase Agreements						$(693)	$688	$687

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	0.780%	02/22/2017	04/21/2017		$(420)	$(420)
BOS	1.050	03/14/2017	04/04/2017		(208)	(208)
BPS	(0.300)	02/02/2017	05/03/2017	EUR	(271)	(289)
	0.550	01/17/2017	04/20/2017	GBP	(761)	(954)
FOB	1.350	03/13/2017	04/18/2017		$(960)	(961)
	1.400	03/13/2017	04/18/2017		(569)	(570)
GRE	1.050	03/23/2017	04/24/2017		(525)	(525)
MBC	(0.420)	01/24/2017	04/25/2017	EUR	(402)	(429)
	(0.420)	02/14/2017	04/25/2017		(185)	(197)
	(0.400)	01/24/2017	04/25/2017		(637)	(679)
MYI	(0.250)	02/02/2017	05/04/2017		(452)	(482)

Total Reverse Repurchase Agreements						$(5,714)

Short Sales:

Short Sales on Sovereign Issues and U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.500%	04/01/2047		$2,000	$(2,021)	$(2,046)
France Government International Bond	2.250	05/25/2024	EUR	300	(365)	(354)
France Government International Bond	5.500	04/25/2029		200	(328)	(307)

Total Short Sales					$(2,714)	$(2,707)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(5,056) at a weighted average interest rate of 0.486%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(3)	Payable for short sales includes $17 of accrued interest.

(g)	Securities with an aggregate market value of $5,705 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures		$110.250	05/26/2017	37	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June Futures		101.500	05/26/2017	2	0	0
Put - CBOT U.S. Treasury 5-Year Note June Futures		109.000	05/26/2017	23	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		104.000	05/26/2017	1	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures		110.000	05/26/2017	39	1	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures		200.000	05/26/2017	3	0	0
Put - EUREX Euro-Bobl June Futures	EUR	126.000	05/26/2017	3	0	0
Put - EUREX Euro-Bund June Futures		140.000	05/26/2017	2	0	0
Put - EUREX Euro-Schatz June Futures		111.300	05/26/2017	18	0	0

					$1	$0

Total Purchased Options					$1	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2018	5	$2	$0	$0
90-Day Eurodollar March Futures	Short	03/2019	5	(3)	0	0
90-Day Eurodollar September Futures	Long	09/2017	21	(2)	0	(1)
90-Day Eurodollar September Futures	Short	09/2018	21	0	0	(2)
Australia Government 3-Year Note June Futures	Long	06/2017	4	2	0	0
Australia Government 10-Year Bond June Futures	Long	06/2017	2	4	1	0
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2017	1	0	0	0
Call Options Strike @ EUR 172.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	7	0	0	0
Canada Government 10-Year Bond June Futures	Short	06/2017	1	(1)	0	0
Euro-BTP Italy Government Bond June Futures	Long	06/2017	3	1	0	0
Euro-Bund 10-Year Bond June Futures	Short	06/2017	3	(3)	0	(1)
Euro-Buxl 30-Year Bond June Futures	Long	06/2017	3	(2)	1	(1)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	3	1	1	0
Euro-Schatz June Futures	Long	06/2017	18	(2)	1	0
Japan Government 10-Year Bond June Futures	Long	06/2017	2	(4)	0	(3)
Put Options Strike @ EUR 111.300 on Euro-Schatz June Futures	Long	05/2017	18	0	0	0
Put Options Strike @ EUR 126.000 on Euro-Bobl June Futures	Long	05/2017	3	0	0	0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	2	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	5	0	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	37	(7)	0	(3)
U.S. Treasury 5-Year Note June Futures	Long	06/2017	25	5	4	0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	40	14	9	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	3	(2)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2017	2	1	1	0
United Kingdom Long Gilt June Futures	Long	06/2017	4	12	2	0

Total Futures Contracts				$16	$20	$(12)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ally Financial, Inc.	5.000%	06/20/2018	0.500%		$100	$(6)	$0	$0	$0
Altria Group, Inc.	1.000	12/20/2020	0.200		100	(3)	0	0	0
BAT International Finance PLC	1.000	12/20/2020	0.422	EUR	100	(2)	0	0	0
Marks & Spencer PLC	1.000	06/20/2021	1.362		100	(1)	0	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.239		$100	(3)	0	0	0
Tesco PLC	1.000	06/20/2022	1.916	EUR	350	(17)	0	0	0
United Utilities PLC	1.000	12/20/2020	0.569		100	(2)	0	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.194		$100	(3)	0	0	0

						$(37)	$0	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$700	$(13)	$(2)	$0	$0
CDX.IG-28 5-Year Index	1.000	06/20/2022		100	1	0	0	0
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	4,600	(79)	(12)	0	(3)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		2,300	(34)	(3)	0	(1)

					$(125)	$(17)	$0	$(4)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	10.100%	01/02/2019	BRL	16,000	$(32)	$3	$1	$0
Pay	1-Year BRL-CDI	10.300	01/02/2025		5,500	25	4	0	(1)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026	CAD	400	(10)	1	1	0
Receive	3-Month CAD-Bank Bill	1.500	12/16/2026		100	3	0	0	0
Pay	3-Month CAD-Bank Bill	3.000	03/19/2027		100	(8)	0	0	0
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		300	(31)	(8)	0	(1)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	200	0	(3)	0	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025	SEK	200	1	0	0	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		200	1	0	0	0
Pay (5)	3-Month USD-LIBOR	1.000	05/15/2018	USD	1,800	(8)	(1)	0	0
Pay (5)	3-Month USD-LIBOR	1.750	06/18/2018		13,000	8	7	1	0
Receive (5)	3-Month USD-LIBOR	1.250	05/15/2019		1,800	12	0	0	(1)
Receive (5)	3-Month USD-LIBOR	2.250	06/18/2019		13,000	(13)	(12)	0	(2)
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2022		3,100	130	(4)	0	(3)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		500	2	7	0	(1)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		1,800	8	20	0	(1)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		3,900	94	49	0	(4)
Pay (5)	3-Month USD-LIBOR	2.793	11/12/2024		400	4	4	1	0
Pay (5)	3-Month USD-LIBOR	2.798	11/12/2024		1,600	15	15	2	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		4.000	79	31	0	(2)
Receive (5)	3-Month USD-LIBOR	1.500	06/21/2027		700	(61)	11	1	0
Receive (5)	3-Month USD-LIBOR	2.098	07/01/2041		400	9	2	0	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		150	14	6	0	0
Receive (5)	3-Month USD-LIBOR	2.953	11/12/2049		100	(3)	(3)	0	0
Receive (5)	3-Month USD-LIBOR	2.955	11/12/2049		300	(9)	(9)	0	0
Pay	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	1,900	4	5	0	(1)
Pay (5)	6-Month EUR-EURIBOR	0.000	09/20/2019	EUR	800	1	0	0	0
Pay (5)	6-Month EUR-EURIBOR	0.250	09/20/2022		6,300	(13)	2	6	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		300	12	(1)	1	0
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027		2,600	36	11	1	0
Receive (5)	6-Month EUR-EURIBOR	1.500	03/21/2048		1,150	(14)	(5)	2	0
Pay (5)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	3,600	5	0	3	0
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027		1,100	(35)	(15)	0	(6)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	240,000	2	(2)	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		70,000	(13)	3	0	0
Receive	6-Month JPY-LIBOR	1.500	06/19/2033		320,000	447	(68)	0	(5)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		40,000	41	(10)	0	(1)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		110,000	(179)	48	4	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046		10,000	9	4	0	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	3,200	(3)	1	0	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		10,000	(9)	2	0	0
Pay	28-Day MXN-TIIE	7.278	03/22/2022		1,500	0	0	0	0
Pay	28-Day MXN-TIIE	7.317	03/23/2022		1,400	0	0	0	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		1,100	(5)	0	0	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026		800	(4)	1	0	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		2,000	0	2	1	0
Pay	28-Day MXN-TIIE	7.740	02/22/2027		2,600	3	4	1	0
Pay	28-Day MXN-TIIE	7.733	02/25/2027		1,500	2	2	0	0

						$517	$104	$26	$(29)

Total Swap Agreements						$355	$87	$26	$(33)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

Cash of $904 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2017		$32	JPY	3,600	$0	$0
BOA	04/2017	DKK	11,431		$1,730	91	0
	04/2017	JPY	596,317		5,363	6	0
	04/2017		$29	DKK	202	0	0
	04/2017		1,847	EUR	1,741	11	0
	05/2017		5,368	JPY	596,317	0	(7)
	05/2017		1,455	NOK	12,482	0	(1)
	06/2017	JPY	60,000		$528	0	(12)
	07/2017	DKK	5,965		902	42	0
	07/2017		$821	DKK	5,680	0	(3)
	01/2018	DKK	205		$30	0	0
	04/2018		202		30	0	0
BPS	04/2017	BRL	797		257	2	0
	04/2017	DKK	12		2	0	0
	04/2017	EUR	2,209		2,382	26	0
	04/2017	GBP	1,200		1,511	7	0
	04/2017		$256	BRL	797	1	(3)
	04/2017		625	DKK	4,279	0	(11)
	04/2017		74	EUR	70	0	0
	04/2017		1,084	MXN	22,284	104	0
	05/2017		255	BRL	797	0	(2)
	05/2017		2,385	EUR	2,209	0	(26)
	05/2017		1,448	NZD	2,073	4	0
	05/2017		1,226	SEK	10,935	0	(4)
	06/2017	JPY	190,000		$1,895	183	0
	01/2018		$0	DKK	1	0	0
	03/2018	MXN	4,000		$191	0	(12)
	04/2018	DKK	4,279		637	11	0
BRC	04/2017	AUD	1,570		1,200	1	0
	05/2017		$1,200	AUD	1,570	0	(1)
CBK	04/2017	EUR	432		$459	0	(2)
	04/2017	JPY	130,000		1,139	0	(29)
	04/2017		$332	CHF	333	1	0
	04/2017		471	EUR	439	0	(3)
	05/2017	JPY	80,000		$716	0	(4)
	06/2017		60,000		528	0	(12)
	06/2017		$758	KRW	857,938	10	0
DUB	04/2017	RUB	3,243		$54	0	(3)
	07/2017		$20	BRL	72	3	0
FBF	05/2017		203	RUB	12,237	12	0
GLM	04/2017	BRL	94		$30	0	0
	04/2017	EUR	660		718	14	0
	04/2017	GBP	2,250		2,796	0	(23)
	04/2017	JPY	21,100		186	0	(4)
	04/2017		$30	BRL	94	0	0
	04/2017		1,392	CAD	1,823	0	(21)
	04/2017		1,210	DKK	8,378	0	(8)
	04/2017		440	EUR	415	3	0
	04/2017		597	JPY	68,100	15	0
	04/2017		23	NOK	190	0	(1)
	04/2017		143	SEK	1,290	1	0
	05/2017		2,798	GBP	2,250	23	0
	06/2017	CZK	1,000		$40	0	0
	07/2017	DKK	4,813		701	8	0
	07/2017		$18	BRL	65	2	0
	10/2017		884	DKK	6,040	0	(10)
	04/2018	DKK	419		$62	1	0
HUS	04/2017	BRL	75		24	0	0
	04/2017	DKK	3,710		536	4	0
	04/2017	INR	1,492		23	0	0
	04/2017	MXN	1,812		96	0	(1)
	04/2017		$24	BRL	75	0	0
	04/2017		14	INR	916	0	0
	04/2017		6,343	JPY	712,317	55	0
	04/2017		29	PEN	94	0	0
	05/2017		24	BRL	75	0	0
	07/2017	DKK	2,845		$430	20	0
	10/2017		11,444		1,753	96	0
IND	04/2017		$1,614	NOK	13,517	0	(40)
JPM	04/2017	BRL	75		$24	0	0
	04/2017	CHF	308		305	0	(2)
	04/2017	DKK	1,435		217	11	0
	04/2017	EUR	199		214	1	0
	04/2017	INR	8,386		122	0	(7)
	04/2017		$70	AUD	93	1	0
	04/2017		24	BRL	75	0	0
	04/2017		133	CHF	133	0	(1)
	04/2017		112	JPY	12,700	2	0
	04/2017		31	NZD	44	0	0
	04/2017		1,068	SEK	9,645	9	0
	05/2017	JPY	120,000		$1,059	0	(20)
	05/2017		$207	CNH	1,432	1	0
	06/2017	CZK	1,000		$40	0	0
	06/2017	KRW	65,936		59	0	0
	06/2017		$782	JPY	90,000	29	0
	07/2017	BRL	700		$187	0	(32)
	07/2017	DKK	1,615		244	12	0
	07/2017		$397	BRL	1,306	12	0
	08/2017	CZK	1,000		$40	0	0
	10/2017	DKK	2,505		384	21	0
MSB	04/2017	BRL	232		73	0	(1)
	04/2017		$73	BRL	232	1	0
	04/2017		2,822	GBP	2,250	0	(3)
	06/2017		211	SGD	297	1	0
	07/2017	BRL	2,100		$600	0	(57)
NAB	04/2017	CAD	1,823		1,362	0	(9)
	05/2017		$1,362	CAD	1,823	9	0
NGF	11/2017	MXN	1,200		$58	0	(4)
RBC	04/2017	JPY	119,300		1,048	0	(24)
	04/2017		$29	DKK	200	0	0
	05/2017	PLN	396		$101	1	0
SCX	04/2017	BRL	94		30	0	0
	04/2017		$1,154	AUD	1,499	0	(9)
	04/2017		30	BRL	94	0	0
	05/2017		30		94	0	0
SOG	04/2017	INR	1,370		$20	0	(1)
	04/2017		$1,457	NZD	2,029	0	(34)
TOR	04/2017		11	INR	720	0	0
	07/2017		451	BRL	1,460	6	0
UAG	04/2017	AUD	22		$17	0	0
	04/2017	DKK	1,717		261	15	0
	04/2017	JPY	110,000		964	0	(25)
	04/2017	NOK	1,225		142	0	0
	04/2017		$655	DKK	4,555	0	(2)
	04/2017		207	EUR	192	0	(2)
	04/2017		1,016	INR	69,820	60	0
	05/2017	JPY	80,000		$716	0	(3)
	06/2017	TWD	6,081		197	0	(4)
	12/2017	CNH	1,394		197	0	(2)

Total Forward Foreign Currency Contracts						$949	$(485)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC USD versus CAD	CAD	1.600	04/03/2017		$1,000	$0	$0
CBK	Put - OTC AUD versus USD	$	0.695	04/12/2017	AUD	1,600	0	0
	Put - OTC EUR versus USD		0.980	04/12/2017	EUR	1,600	0	0
	Put - OTC GBP versus USD		1.102	04/12/2017	GBP	1,100	0	0
	Put - OTC NZD versus USD		0.605	04/12/2017	NZD	2,000	0	0
GLM	Call - OTC USD versus JPY	JPY	118.280	08/21/2017		$200	3	1
JPM	Call - OTC USD versus JPY		118.280	08/21/2017		89	1	0

							$4	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	400	$4	$2
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		$2,000	2	1
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	200	2	1
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		100	1	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		$7,200	7	4
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		10,100	9	4

								$25	$12

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2047	$71.000	04/05/2017	$1,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	74.000	05/04/2017	3,000	0	0

					$0	$0

Total Purchased Options					$29	$13

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$100	$(10)	$(3)
	Put - OTC USD versus BRL		3.890	06/28/2018		100	(10)	(17)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		100	(5)	0
GLM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	200	(2)	0
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$200	(19)	(6)
	Put - OTC USD versus BRL		3.892	07/02/2018		200	(19)	(33)
JPM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	116	(1)	0
	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		$200	(2)	0

							$(68)	$(59)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	09/11/2017	$800	$(7)	$(3)

Total Written Options							$(75)	$(62)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Barclays Bank PLC	(1.000)%	06/20/2022	1.682%	EUR	50	$2	$0	$2	$0
	HSBC Bank PLC	(1.000)	12/20/2021	1.189		100	2	(1)	1	0
JPM	HSBC Bank PLC	(1.000)	12/20/2021	1.189		100	2	(1)	1	0

							$6	$(2)	$4	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	0.888%		$100	$(5)	$6	$1	$0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.301	EUR	100	(1)	1	0	0
	Brazil Government International Bond	1.000	12/20/2021	2.050		$100	(6)	1	0	(5)

							$(12)	$8	$1	$(5)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	06/20/2022	EUR	500	$26	$(2)	$24	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	600		$458	$(2)	$(5)	$0	$(7)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	140		150	1	(3)	0	(2)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	300		366	61	(52)	9	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	120		128	0	(1)	0	(1)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		340		(64)	1	(2)	0	(1)
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	700		528	(7)	6	0	(1)
DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	400	EUR	374	1	(1)	0	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	100		$107	1	(2)	0	(1)
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	300		366	0	9	9	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$174	JPY	20,000	(21)	17	0	(4)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	1,400		$1,055	(1)	(1)	0	(2)
	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	600	EUR	562	(1)	1	0	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	300		$320	3	(7)	0	(4)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	1,100		1,345	(2)	33	31	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$349	JPY	40,000	(45)	37	0	(8)
MYC	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019	JPY	40,000		$362	(2)	(2)	0	(4)
	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019		20,000		180	0	(1)	0	(1)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	500		377	(3)	2	0	(1)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	100		122	0	3	3	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		900		1,099	21	6	27	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		200		245	(1)	7	6	0
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.363% based on the notional amount of currency received	Floating rate equal to 03-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	200		$0	0	(3)	0	(3)

								$4	$41	$85	$(40)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	179,600	$0	$1	$1	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		111,300	0	1	1	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		538,800	0	4	4	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		179,600	0	1	1	0

							$0	$7	$7	$0

Total Swap Agreements							$24	$52	$121	$(45)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$110	$0	$110
Belgium
Corporate Bonds & Notes	0	477	0	477
Brazil
Corporate Bonds & Notes	0	113	0	113
Canada
Corporate Bonds & Notes	0	100	0	100
Non-Agency Mortgage-Backed Securities	0	60	0	60
Sovereign Issues	0	1,494	0	1,494
Denmark
Corporate Bonds & Notes	0	4,045	0	4,045
France
Corporate Bonds & Notes	0	300	0	300
Sovereign Issues	0	1,152	0	1,152
Germany
Corporate Bonds & Notes	0	290	0	290
Greece
Sovereign Issues	0	86	0	86
Ireland
Sovereign Issues	0	145	0	145
Italy
Corporate Bonds & Notes	0	360	0	360
Non-Agency Mortgage-Backed Securities	0	118	0	118
Sovereign Issues	0	753	0	753
Japan
Corporate Bonds & Notes	0	207	0	207
Sovereign Issues	0	2,042	0	2,042
Kuwait
Sovereign Issues	0	202	0	202
Luxembourg
Corporate Bonds & Notes	0	224	0	224
Netherlands
Asset-Backed Securities	0	154	0	154
Corporate Bonds & Notes	0	613	0	613
Poland
Sovereign Issues	0	98	0	98
Saudi Arabia
Sovereign Issues	0	393	0	393
Slovenia
Sovereign Issues	0	1,221	0	1,221
Spain
Sovereign Issues	0	296	0	296
Sweden
Corporate Bonds & Notes	0	524	0	524
Switzerland
Corporate Bonds & Notes	0	252	0	252
Sovereign Issues	0	77	0	77
United Kingdom
Corporate Bonds & Notes	0	938	0	938
Non-Agency Mortgage-Backed Securities	0	879	0	879
Sovereign Issues	0	1,083	0	1,083
United States
Asset-Backed Securities	0	1,270	0	1,270
Corporate Bonds & Notes	0	1,731	0	1,731
Loan Participations and Assignments	0	100	0	100
Non-Agency Mortgage-Backed Securities	0	1,491	9	1,500
U.S. Government Agencies	0	4,358	0	4,358
U.S. Treasury Obligations	0	1,260	0	1,260
Short-Term Instruments
Certificates of Deposit	0	100	0	100
Repurchase Agreements	0	688	0	688
Czech Republic Treasury Bills	0	119	0	119
Japan Treasury Bills	0	6,828	0	6,828
Mexico Treasury Bills	0	262	0	262
	$0	$37,013	$9	$37,022

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$119	$0	$0	$119

Total Investments	$119	$37,013	$9	$37,141

Short Sales, at Value - Liabilities
Sovereign Issues	0	(661)	0	(661)
U.S. Government Agencies	0	(2,046)	0	(2,046)
	$0	$(2,707)	$0	$(2,707)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	26	0	46
Over the counter	0	1,083	0	1,083
	$20	$1,109	$0	$1,129

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(33)	0	(45)
Over the counter	0	(592)	0	(592)

	$(12)	$(625)	$0	$(637)

Total Financial Derivative Instruments	$8	$484	$0	$492

Totals	$127	$34,790	$9	$34,926

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.6%
AUSTRALIA 0.3%
SOVEREIGN ISSUES 0.3%
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	800	$665

Total Australia (Cost $762)			665

BERMUDA 1.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Rise Ltd.
4.750% due 01/31/2021 (g)		$2,376	2,365

Total Bermuda (Cost $2,386)			2,365

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
5.375% due 01/27/2021		$500	516
7.375% due 01/17/2027		500	530

Total Brazil (Cost $1,010)			1,046

CANADA 5.0%
CORPORATE BONDS & NOTES 1.4%
Bank of Nova Scotia
1.875% due 04/26/2021		$900	883
Royal Bank of Canada
2.300% due 03/22/2021		600	601
Toronto-Dominion Bank
2.500% due 01/18/2023		1,100	1,102
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		700	733

			3,319

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.011% due 06/01/2020	CAD	237	177
1.211% due 07/01/2020		717	539
1.211% due 08/01/2020		246	184

			900

SOVEREIGN ISSUES 3.2%
Canada Government International Bond
1.500% due 12/01/2044 (e)(i)		224	203
Province of Alberta
1.250% due 06/01/2020		1,100	825
2.350% due 06/01/2025		1,100	831
Province of Ontario
2.400% due 06/02/2026 (i)		1,200	905
2.600% due 06/02/2025		3,900	3,009
3.500% due 06/02/2024		2,200	1,807

			7,580

Total Canada (Cost $12,131)			11,799

CAYMAN ISLANDS 3.6%
ASSET-BACKED SECURITIES 3.6%
ACAS CLO Ltd.
2.165% due 01/15/2027		$1,200	1,200
2.215% due 07/18/2026		600	601
Cent CLO Ltd.
0.000% due 07/27/2026		1,200	1,201
CIFC Funding Ltd.
2.235% due 05/24/2026		600	600
Gallatin CLO Ltd.
2.293% due 07/15/2023		359	359

Jamestown CLO Ltd.
0.000% due 01/17/2027 (b)		1,200	1,200
Madison Park Funding Ltd.
1.275% due 02/26/2021		853	853
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		600	601
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026		600	600
Oak Hill Credit Partners Ltd.
2.286% due 07/20/2026		1,200	1,201
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		273	273

Total Cayman Islands (Cost $8,684)			8,689

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	12,200	489
1.200% due 07/23/2017		1,000	40

Total Czech Republic (Cost $535)			529

DENMARK 11.9%
CORPORATE BONDS & NOTES 11.9%
BRFkredit A/S
3.000% due 10/01/2047	DKK	9	1
4.000% due 01/01/2018		5,800	860
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018		4,300	624
2.000% due 01/01/2018		2,300	336
2.000% due 10/01/2047		2,088	293
2.500% due 10/01/2037		982	147
Nykredit Realkredit A/S
1.000% due 04/01/2018		5,600	816
2.000% due 04/01/2017		10,800	1,549
2.000% due 04/01/2018		2,700	397
2.000% due 10/01/2037		3,683	538
2.000% due 10/01/2047		6,580	924
2.500% due 10/01/2037		5,737	856
2.500% due 10/01/2047		23,476	3,424
Realkredit Danmark A/S
1.000% due 04/01/2017		29,600	4,245
1.000% due 01/01/2018		4,100	596
1.000% due 04/01/2018		18,900	2,755
2.000% due 04/01/2017		49,600	7,115
2.000% due 01/01/2018		4,600	672
2.000% due 04/01/2018		2,600	382
2.000% due 10/01/2037		3,651	533
2.000% due 10/01/2047		4,574	643
2.500% due 10/01/2037		1,517	226
2.500% due 10/01/2047		5,245	767

Total Denmark (Cost $29,469)			28,699

FRANCE 3.8%
CORPORATE BONDS & NOTES 1.3%
Credit Agricole S.A.
8.125% due 09/19/2033		$600	645
Dexia Credit Local S.A.
1.756% due 03/23/2018		500	502
1.875% due 03/28/2019		700	697
1.875% due 09/15/2021		1,100	1,061
2.250% due 02/18/2020		250	250

			3,155

SOVEREIGN ISSUES 2.5%
France Government International Bond
3.250% due 05/25/2045 (i)	EUR	4,400	5,989

			5,989

Total France (Cost $9,186)			9,144

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$1,100	1,128

Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		400	395
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	164
5.375% due 04/23/2024	NZD	500	383

Total Germany (Cost $2,084)			2,070

GREECE 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	36,000	311
4.500% due 07/03/2017		70,000	613

Total Greece (Cost $922)			924

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$600	603
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		290	300

Total Guernsey, Channel Islands (Cost $888)			903

IRELAND 1.3%
ASSET-BACKED SECURITIES 0.6%
CVC Cordatus Loan Fund Ltd.
0.000% due 01/24/2028 (b)	EUR	600	640
Phoenix Park CLO Ltd.
0.772% due 07/29/2027		700	751

			1,391

CORPORATE BONDS & NOTES 0.5%
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025		$1,200	1,233

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	400	580

Total Ireland (Cost $3,248)			3,204

ITALY 1.6%
CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,200	1,340
Intesa Sanpaolo SpA
6.625% due 05/08/2018		400	455

			1,795

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Casa D’este Finance SRL
0.020% due 09/15/2040		150	160
Claris Finance SRL
0.137% due 10/31/2060		623	664

			824

SOVEREIGN ISSUES 0.6%
Italy Buoni Poliennali Del Tesoro
2.450% due 09/01/2033		300	309
2.700% due 03/01/2047		400	383
2.800% due 03/01/2067		700	628

			1,320

Total Italy (Cost $4,640)			3,939

JAPAN 8.6%
CORPORATE BONDS & NOTES 0.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$300	300
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	202

Sumitomo Mitsui Financial Group, Inc.
2.786% due 03/09/2021		1,200	1,239

			1,741

SOVEREIGN ISSUES 7.9%
Japan Bank for International Cooperation
2.000% due 11/04/2021		500	488
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,000	985
Japan Government International Bond
0.200% due 06/20/2017	JPY	1,370,000	12,317
0.300% due 06/20/2046		380,000	2,953
0.500% due 09/20/2046		220,000	1,807
Tokyo Metropolitan Government
2.000% due 05/17/2021		$500	488

			19,038

Total Japan (Cost $22,764)			20,779

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$500	502
3.500% due 03/20/2027		1,600	1,619

Total Kuwait (Cost $2,081)			2,121

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
GELF Bond Issuer S.A.
1.750% due 11/22/2021	EUR	700	776

Total Luxembourg (Cost $820)			776

NETHERLANDS 2.5%
ASSET-BACKED SECURITIES 0.2%
Jubilee CDO BV
0.000% due 07/30/2024	EUR	323	344
Panther CDO BV
0.082% due 10/15/2084		144	154

			498

CORPORATE BONDS & NOTES 2.3%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,431
Enel Finance International NV
5.125% due 10/07/2019		$467	498
ING Bank NV
2.625% due 12/05/2022		700	699
4.125% due 11/21/2023		800	818
NXP BV
4.125% due 06/15/2020		400	417
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	300	361
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		$400	398
1.700% due 07/19/2019		900	890

			5,512

Total Netherlands (Cost $6,038)			6,010

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.6%
DNB Bank ASA
2.375% due 06/02/2021		$200	198
DNB Boligkreditt A/S
2.500% due 03/28/2022		600	599
Eksportfinans ASA
5.500% due 06/26/2017		600	604

			1,401

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	208

Total Norway (Cost $1,633)			1,609

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	2,000	490

Total Poland (Cost $496)			490

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	400	127
Novo Banco S.A.
5.000% due 05/14/2019		600	591

Total Portugal (Cost $1,239)			718

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$300	308

Total Qatar (Cost $293)			308

SAUDI ARABIA 1.0%
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
2.375% due 10/26/2021		$2,200	2,163
3.250% due 10/26/2026		300	292

Total Saudi Arabia (Cost $2,476)			2,455

SLOVENIA 1.0%
SOVEREIGN ISSUES 1.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,142
5.850% due 05/10/2023		1,200	1,380

Total Slovenia (Cost $2,477)			2,522

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$200	198

SOVEREIGN ISSUES 0.3%
Korea Government International Bond
7.125% due 04/16/2019		700	775

Total South Korea (Cost $940)			973

SPAIN 1.4%
CORPORATE BONDS & NOTES 0.3%
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		$500	507
5.134% due 04/27/2020		300	323

			830

SOVEREIGN ISSUES 1.1%
Autonomous Community of Andalusia
4.850% due 03/17/2020	EUR	500	606
Autonomous Community of Catalonia
4.900% due 09/15/2021		200	226
4.950% due 02/11/2020		1,000	1,144
Autonomous Community of Madrid
4.688% due 03/12/2020		500	605

Spain Government International Bond
2.150% due 10/31/2025		20	23

			2,604

Total Spain (Cost $3,681)			3,434

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
European Investment Bank
0.500% due 07/21/2023	AUD	600	384
6.500% due 08/07/2019		900	754

Total Supranational (Cost $1,152)			1,138

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Svenska Handelsbanken AB
2.450% due 03/30/2021		$1,600	1,598

Total Sweden (Cost $1,600)			1,598

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.5%
UBS AG
1.375% due 06/01/2017		$500	500
4.750% due 05/22/2023		600	615

			1,115

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	100	153

Total Switzerland (Cost $1,264)			1,268

UNITED KINGDOM 7.7%
CORPORATE BONDS & NOTES 4.9%
Barclays Bank PLC
7.625% due 11/21/2022		$200	219
7.750% due 04/10/2023		1,000	1,053
Barclays PLC
3.144% due 08/10/2021		400	418
6.500% due 09/15/2019 (f)	EUR	700	761
8.000% due 12/15/2020 (f)		600	695
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	200	282
HBOS PLC
1.800% due 09/06/2017		$700	699
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		300	300
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	960
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)		800	1,095
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	500	553
4.700% due 07/03/2018		$200	205
Santander UK Group Holdings PLC
2.875% due 10/16/2020		900	903
2.875% due 08/05/2021		300	296
4.750% due 09/15/2025		600	601
Smiths Group PLC
7.200% due 05/15/2019		500	545
Tesco PLC
5.125% due 04/10/2047	EUR	400	433
6.125% due 02/24/2022	GBP	500	723
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		400	507
Virgin Money PLC
2.250% due 04/21/2020		500	641

			11,889

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Eurosail PLC
1.294% due 06/13/2045		687	822

Towd Point Mortgage Funding PLC
1.556% due 02/20/2054	962	1,210

		2,032

SOVEREIGN ISSUES 2.0%
United Kingdom Gilt
3.250% due 01/22/2044	100	165
3.500% due 01/22/2045 (i)	1,300	2,249
4.250% due 12/07/2040	1,300	2,421

		4,835

Total United Kingdom (Cost $19,413)		18,756

UNITED STATES 44.6%
ASSET-BACKED SECURITIES 2.9%
Amortizing Residential Collateral Trust
1.562% due 07/25/2032	$1	1
1.682% due 10/25/2031	1	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031	1,213	1,341
Countrywide Asset-Backed Certificates
1.202% due 06/25/2047	1,000	814
1.382% due 08/25/2034	148	139
Credit Suisse First Boston Mortgage Securities Corp.
1.602% due 01/25/2032	1	1
Credit-Based Asset Servicing and Securitization LLC
1.042% due 11/25/2036	21	12
EMC Mortgage Loan Trust
1.228% due 05/25/2043	266	262
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	169	64
JPMorgan Mortgage Acquisition Trust
1.262% due 03/25/2047	1,632	981
Morgan Stanley ABS Capital, Inc. Trust
1.092% due 03/25/2037	1,145	605
1.232% due 08/25/2036	2,747	1,696
NovaStar Mortgage Funding Trust
1.112% due 03/25/2037	960	644
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037	466	261
SACO, Inc.
1.382% due 04/25/2035	9	8
Securitized Asset-Backed Receivables LLC Trust
1.032% due 12/25/2036	8	5
Structured Asset Securities Corp. Mortgage Loan Trust
2.284% due 04/25/2035	12	12
Washington Mutual Asset-Backed Certificates Trust
1.042% due 10/25/2036	44	21

		6,868

CORPORATE BONDS & NOTES 14.4%
AbbVie, Inc.
1.800% due 05/14/2018	600	601
Air Lease Corp.
2.125% due 01/15/2018	600	601
Ally Financial, Inc.
3.600% due 05/21/2018	1,100	1,116
American International Group, Inc.
3.900% due 04/01/2026	800	803
American Tower Corp.
3.400% due 02/15/2019	700	716
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	200	204
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042	400	433
Anthem, Inc.
2.250% due 08/15/2019	500	502
AT&T, Inc.
1.617% due 01/15/2020	1,200	1,208
Bank of America Corp.
5.750% due 12/01/2017	200	205
Baxalta, Inc.
2.875% due 06/23/2020	600	609
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,000	1,045
Charter Communications Operating LLC
4.464% due 07/23/2022	900	949
6.384% due 10/23/2035	700	798
CIT Group, Inc.
3.875% due 02/19/2019	200	206
4.250% due 08/15/2017	600	606

5.000% due 05/15/2018	200	202
5.375% due 05/15/2020	200	214
5.500% due 02/15/2019	300	316
6.625% due 04/01/2018	200	209
Citigroup, Inc.
1.727% due 04/27/2018	600	603
2.032% due 06/07/2019	600	606
Citizens Bank N.A.
2.550% due 05/13/2021	600	597
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	520	520
Crown Castle Towers LLC
6.113% due 01/15/2040	600	650
Diamond Finance Corp.
3.480% due 06/01/2019	700	718
ERAC USA Finance LLC
5.250% due 10/01/2020	500	542
Everett Spinco, Inc.
2.875% due 03/27/2020	600	605
Exelon Generation Co. LLC
2.950% due 01/15/2020	800	811
Ford Motor Credit Co. LLC
2.009% due 01/09/2020	400	404
2.375% due 03/12/2019	200	201
2.551% due 10/05/2018	600	605
3.157% due 08/04/2020	200	203
5.875% due 08/02/2021	200	223
Forest Laboratories LLC
4.375% due 02/01/2019	600	621
General Motors Financial Co., Inc.
3.100% due 01/15/2019	300	305
Great Plains Energy, Inc.
2.500% due 03/09/2020	600	604
Hyundai Capital America
1.750% due 09/27/2019	100	98
2.400% due 10/30/2018	500	502
International Lease Finance Corp.
6.250% due 05/15/2019	800	862
8.250% due 12/15/2020	300	355
International Paper Co.
7.950% due 06/15/2018	200	214
JPMorgan Chase & Co.
2.550% due 03/01/2021	500	500
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	100	111
6.850% due 02/15/2020	1,100	1,225
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	800	54
MetLife, Inc.
6.817% due 08/15/2018	600	640
Morgan Stanley
1.842% due 02/14/2020	600	601
Navient Corp.
5.500% due 01/15/2019	600	623
8.000% due 03/25/2020	100	109
New York Life Global Funding
2.900% due 01/17/2024	900	903
Nissan Motor Acceptance Corp.
1.602% due 01/13/2020	600	602
2.650% due 09/26/2018	600	606
Pricoa Global Funding
2.200% due 06/03/2021	300	296
Santander Holdings USA, Inc.
2.504% due 11/24/2017	1,200	1,208
Smithfield Foods, Inc.
2.700% due 01/31/2020	600	600
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	600	602
Time Warner Cable LLC
8.250% due 04/01/2019	500	558
Verizon Communications, Inc.
3.125% due 03/16/2022	300	301
4.500% due 09/15/2020	700	747
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	499
WEA Finance LLC
3.750% due 09/17/2024	200	203
Wells Fargo & Co.
2.153% due 01/24/2023	600	607
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	400	402
3.375% due 11/30/2021	300	304

		34,693

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Las Vegas Sands LLC
2.980% due 12/19/2020	495	496

MUNICIPAL BONDS & NOTES 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,140	2,053

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust
3.362% due 09/25/2035	17	14
American Home Mortgage Assets Trust
1.172% due 05/25/2046 ^	305	236
1.192% due 10/25/2046	503	336
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	824	674
Banc of America Funding Trust
3.080% due 02/20/2036	234	232
3.551% due 10/20/2046 ^	103	77
5.500% due 01/25/2036	168	173
BCAP LLC Trust
1.152% due 01/25/2037 ^	262	221
5.250% due 04/26/2037	1,052	1,032
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	67	68
3.001% due 08/25/2033	11	11
3.081% due 05/25/2034	9	9
3.204% due 10/25/2033	10	10
3.389% due 05/25/2034	28	27
3.433% due 05/25/2047 ^	307	291
3.549% due 11/25/2034	7	7
3.636% due 03/25/2035	22	22
Bear Stearns ALT-A Trust
3.236% due 11/25/2035 ^	141	116
3.272% due 09/25/2035	150	129
3.527% due 08/25/2036 ^	205	152
Bear Stearns Structured Products, Inc. Trust
3.289% due 12/26/2046	108	94
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.958% due 07/25/2036	66	60
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035	31	32
3.210% due 10/25/2035 ^	771	768
Countrywide Alternative Loan Trust
1.152% due 01/25/2037 ^	313	291
1.173% due 12/20/2046 ^	423	343
1.188% due 03/20/2046	127	107
1.188% due 07/20/2046 ^	279	154
1.262% due 02/25/2037	156	129
1.332% due 05/25/2037 ^	72	38
2.052% due 11/25/2035	29	25
2.592% due 11/25/2035	29	26
3.174% due 11/25/2035 ^	274	221
5.250% due 06/25/2035 ^	22	21
6.000% due 04/25/2037 ^	61	41
6.250% due 08/25/2037 ^	34	29
6.500% due 06/25/2036 ^	164	128
Countrywide Home Loan Mortgage Pass-Through Trust
1.442% due 05/25/2035	73	61
1.562% due 04/25/2035	14	12
1.582% due 03/25/2035	438	379
1.622% due 03/25/2035	86	73
1.642% due 02/25/2035	8	7
1.742% due 09/25/2034	8	7
3.097% due 11/25/2034	18	18
3.155% due 08/25/2034 ^	4	4
3.169% due 05/25/2047	124	105
3.218% due 11/19/2033	16	16
3.306% due 02/20/2036 ^	359	317
5.500% due 10/25/2035	100	94
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	129	71
Credit Suisse First Boston Mortgage Securities Corp.
2.975% due 08/25/2033	11	11
6.500% due 04/25/2033	1	1
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	283	254
GreenPoint Mortgage Funding Trust
1.252% due 11/25/2045	11	9

GSR Mortgage Loan Trust
2.560% due 03/25/2033	8	8
2.661% due 06/25/2034	4	4
3.087% due 09/25/2035	188	195
HarborView Mortgage Loan Trust
1.488% due 12/19/2036 ^	158	133
3.105% due 05/19/2033	15	15
IndyMac Mortgage Loan Trust
3.223% due 09/25/2035 ^	220	198
JPMorgan Mortgage Trust
2.822% due 11/25/2033	7	7
3.270% due 02/25/2035	7	6
3.319% due 01/25/2037	271	251
Luminent Mortgage Trust
1.222% due 04/25/2036	543	422
MASTR Adjustable Rate Mortgages Trust
3.283% due 05/25/2034	612	604
MASTR Alternative Loan Trust
1.382% due 03/25/2036	49	10
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.352% due 12/15/2030	7	7
Merrill Lynch Mortgage Investors Trust
1.192% due 02/25/2036	100	96
2.991% due 02/25/2033	14	13
3.272% due 02/25/2036	59	56
Merrill Lynch Mortgage-Backed Securities Trust
3.502% due 04/25/2037 ^	8	7
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.065% due 10/25/2035	20	19
Residential Accredit Loans, Inc. Trust
1.192% due 04/25/2046	176	90
6.000% due 12/25/2036 ^	448	381
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	105	98
RiverView HECM Trust
1.042% due 07/25/2047	745	703
Structured Adjustable Rate Mortgage Loan Trust
3.309% due 04/25/2034	28	28
3.310% due 09/25/2034	23	23
3.379% due 02/25/2034	12	12
Structured Asset Mortgage Investments Trust
1.172% due 07/25/2046 ^	455	378
1.192% due 05/25/2036	100	77
1.202% due 05/25/2036	465	400
1.202% due 09/25/2047	472	398
1.228% due 07/19/2035	175	171
1.262% due 02/25/2036 ^	521	446
1.558% due 07/19/2034	3	2
1.678% due 03/19/2034	6	6
SunTrust Alternative Loan Trust
1.632% due 12/25/2035 ^	862	698
WaMu Mortgage Pass-Through Certificates Trust
1.252% due 12/25/2045	48	46
1.292% due 01/25/2045	7	7
1.338% due 02/25/2047 ^	385	315
1.622% due 01/25/2045	7	7
2.038% due 08/25/2042	5	4
2.116% due 07/25/2046	193	181
2.497% due 01/25/2037 ^	30	26
2.643% due 06/25/2037 ^	76	71
2.716% due 12/25/2036 ^	6	5
2.770% due 12/25/2036 ^	43	40
2.835% due 02/25/2033	102	101
2.840% due 06/25/2033	9	9
3.137% due 03/25/2034	30	30
Washington Mutual Mortgage Pass-Through Certificates Trust
1.578% due 07/25/2046 ^	59	40
Wells Fargo Mortgage-Backed Securities Trust
3.144% due 04/25/2036	13	13

		14,640

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
4.125% due 01/16/2018	3,100	79

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
1.102% due 03/25/2034		$6	6
1.132% due 08/25/2034		4	4
1.382% due 06/25/2036		29	29
1.432% due 01/25/2044		127	128
2.536% due 10/01/2034		2	2
2.887% due 12/01/2034		6	6
2.942% due 11/01/2034		36	38
3.000% due 08/01/2042 - 08/01/2043		269	268
5.500% due 05/01/2047		26	28
6.000% due 07/25/2044		23	26
Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047		10,100	10,010
3.500% due 05/01/2047		13,200	13,475
4.000% due 05/01/2047		1,900	1,989
Freddie Mac
1.130% due 01/15/2038		489	488
1.262% due 09/25/2031		20	19
1.788% due 01/15/2038 (a)		489	28
1.814% due 10/25/2044		42	43
2.820% due 02/01/2029		3	3
2.979% due 04/01/2037		46	49
3.000% due 03/01/2045		836	829
6.000% due 04/15/2036		338	385
Freddie Mac, TBA
3.000% due 04/01/2047		3,000	2,972
3.500% due 05/01/2047		5,000	5,104
Ginnie Mae
2.250% due 11/20/2024		2	2
6.000% due 09/20/2038		13	14

			35,945

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds
4.375% due 05/15/2040 (m)		200	248
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (m)		767	761
1.750% due 01/15/2028 (i)		2,319	2,625
2.500% due 01/15/2029 (i)		1,685	2,063
3.875% due 04/15/2029 (i)		384	532
U.S. Treasury Notes
2.125% due 01/31/2021 (i)(k)(m)		4,400	4,461
2.375% due 12/31/2020 (k)(m)		1,700	1,740

			12,430

Total United States (Cost $104,025)			107,204

SHORT-TERM INSTRUMENTS 20.3%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.804% due 11/06/2017		$600	601
1.906% due 09/08/2017		300	301
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		1,100	1,103
Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		600	601

			2,606

REPURCHASE AGREEMENTS (h) 3.1%			7,363

CZECH REPUBLIC TREASURY BILLS 0.5%
(1.227)% due 06/30/2017 - 09/29/2017 (c)(d)	CZK	29,000	1,149

JAPAN TREASURY BILLS 14.7%
(0.269)% due 04/17/2017 - 06/19/2017 (c)(d)	JPY	3,940,000	35,396

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	42,300	2,131

Total Short-Term Instruments (Cost $47,682)			48,645

Total Investments in Securities (Cost $296,019)			294,780

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	5,020	50

Total Short-Term Instruments (Cost $50)		50

Total Investments in Affiliates (Cost $50)		50

Total Investments 122.6% (Cost $296,069)		$294,830
Financial Derivative Instruments (j)(l) 0.9% (Cost or Premiums, net $(416))		2,080
Other Assets and Liabilities, net (23.5)%		(56,424)

Net Assets 100.0%		$240,486

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$2,386	$2,365	0.98%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.950)%	02/23/2017	05/23/2017	EUR	6,258	France Government International Bond 2.250% - 5.500% due 05/25/2024 - 04/25/2029	$(6,732)	$6,676	$6,683
SSB	0.050	03/31/2017	04/03/2017		$687	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(702)	687	687

Total Repurchase Agreements							$(7,434)	$7,363	$7,370

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.040%	03/17/2017	04/07/2017		$(1,709)	$(1,710)
BPS	0.550	01/31/2017	04/20/2017	GBP	(195)	(244)
BSN	0.850	02/07/2017	04/05/2017		$(2,051)	(2,053)
GRE	1.080	03/24/2017	04/07/2017		(3,156)	(3,157)
IND	(0.600)	03/29/2017	04/24/2017	EUR	(922)	(983)
SCX	(0.410)	03/28/2017	04/24/2017		(2,752)	(2,936)
UBS	(0.400)	01/30/2017	04/25/2017		(1,082)	(1,154)

Total Reverse Repurchase Agreements						$(12,237)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
TDM	0.680%	03/31/2017	04/07/2017	CAD	(271)	$(203)
	0.920	03/28/2017	04/07/2017		(1,214)	(907)
	0.980	03/22/2017	04/21/2017		$(1,366)	(1,367)

Total Sale-Buyback Transactions						$(2,477)

Short Sales:

Short Sales on Sovereign Issues

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (5)
France Government International Bond	2.250%	05/25/2024	EUR	2,700	$(3,285)	$(3,294)
France Government International Bond	5.500	04/25/2029		2,100	(3,444)	(3,451)

Total Short Sales					$(6,729)	$(6,745)

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(4,686) at a weighted average interest rate of 0.563%.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(5)	Payable for short sales includes $172 of accrued interest.

(i)	Securities with an aggregate market value of $14,533 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.250	05/26/2017	136	$1	$0
Put - CBOT U.S. Treasury 5-Year Note June Futures	109.000	05/26/2017	140	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/26/2017	354	3	1

				$6	$1

Total Purchased Options				$6	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2018	44	$14	$2	$0
90-Day Eurodollar March Futures	Short	03/2019	44	(23)	0	(3)
90-Day Eurodollar September Futures	Long	09/2017	160	(15)	0	(4)
90-Day Eurodollar September Futures	Short	09/2018	160	(1)	0	(12)
Australia Government 3-Year Note June Futures	Long	06/2017	7	3	0	0
Australia Government 10-Year Bond June Futures	Long	06/2017	8	14	2	(1)
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2017	8	3	0	0
Canada Government 10-Year Bond June Futures	Short	06/2017	4	(4)	1	0
Euro-Bobl June Futures	Short	06/2017	31	1	0	(3)
Euro-Bund 10-Year Bond June Futures	Long	06/2017	12	(17)	4	0
Euro-Buxl 30-Year Bond June Futures	Long	06/2017	16	(4)	6	(3)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	27	1	12	0
Euro-Schatz June Futures	Long	06/2017	136	(15)	5	0
Japan Government 10-Year Bond June Futures	Long	06/2017	7	(14)	0	(11)
Put Options Strike @ EUR 111.300 on Euro-Schatz June Futures	Long	05/2017	136	(1)	0	0
Put Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	34	0	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	136	(28)	0	(11)
U.S. Treasury 5-Year Note June Futures	Long	06/2017	349	57	57	0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	379	108	83	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	20	(15)	0	(6)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2017	33	26	10	0
United Kingdom Long Gilt June Futures	Long	06/2017	32	99	16	(3)

Total Futures Contracts				$189	$198	$(57)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.200%		$500	$(15)	$0	$0	$0
BASF SE	1.000	12/20/2020	0.259	EUR	200	(6)	0	0	0
BAT International Finance PLC	1.000	12/20/2020	0.422		300	(7)	0	0	0
Bayer AG	1.000	12/20/2020	0.326		200	(5)	0	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.258		300	(9)	0	0	0
Pfizer, Inc.	1.000	12/20/2020	0.218		$600	(17)	(1)	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.239		700	(20)	0	1	0
Shell International Finance BV	1.000	12/20/2026	1.122	EUR	200	(2)	1	0	0
Telia Co. AB	1.000	12/20/2020	0.429		200	(5)	0	0	0
Tesco PLC	1.000	06/20/2021	1.525		300	(7)	6	0	0
Tesco PLC	1.000	06/20/2022	1.916		800	(39)	0	0	0
United Utilities PLC	1.000	12/20/2020	0.569		200	(3)	0	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.194		$200	(6)	0	0	0

						$(141)	$6	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$2,200	$(40)	$(7)	$0	$(1)
CDX.IG-28 5-Year Index	1.000	06/20/2022		4,900	84	6	2	0
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	7,400	(127)	(25)	0	(4)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		7,200	(107)	(5)	0	(4)

					$(190)	$(31)	$2	$(9)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	10.100%	01/02/2019	BRL	128,300	$(253)	$26	$6	$0
Pay	1-Year BRL-CDI	10.300	01/02/2025		45,500	211	34	0	(7)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026	CAD	1,400	(36)	(16)	4	0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	600	0	4	0	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	700	1	1	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		600	1	1	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		600	1	1	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		700	1	1	0	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025		1,400	3	2	0	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		1,600	4	2	0	0
Pay (5)	3-Month USD-LIBOR	1.000	05/15/2018		$23,900	(105)	11	2	0
Pay (5)	3-Month USD-LIBOR	1.750	06/18/2018		88,000	58	20	6	0
Receive (5)	3-Month USD-LIBOR	1.250	05/15/2019		23,900	154	(17)	0	(7)
Receive (5)	3-Month USD-LIBOR	2.250	06/18/2019		88,000	(88)	(32)	0	(13)
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2022		12,400	522	(51)	0	(12)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		17,600	74	(179)	0	(17)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		33,100	799	1,496	0	(33)
Pay (5)	3-Month USD-LIBOR	2.793	11/12/2024		2,700	25	14	3	0
Pay (5)	3-Month USD-LIBOR	2.798	11/12/2024		10,400	100	55	10	0
Receive (5)	3-Month USD-LIBOR	1.500	06/21/2027		3,000	(259)	27	5	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		15,200	775	(201)	0	(23)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		8,100	(429)	106	14	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,800	(76)	267	7	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036		1,000	(17)	22	2	0
Receive (5)	3-Month USD-LIBOR	2.098	07/01/2041		2,800	63	(6)	0	(1)
Receive	3-Month USD-LIBOR	1.768	12/15/2046		400	75	67	0	(1)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		200	(18)	5	0	0
Receive (5)	3-Month USD-LIBOR	2.953	11/12/2049		400	(11)	(8)	0	0
Receive (5)	3-Month USD-LIBOR	2.955	11/12/2049		1,800	(51)	(36)	0	(2)
Pay	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	4,700	9	(4)	0	(2)
Pay (5)	6-Month EUR-EURIBOR	0.000	09/20/2019	EUR	3,400	4	4	1	0
Pay (5)	6-Month EUR-EURIBOR	0.250	09/20/2022		18,000	(38)	96	16	0
Pay (5)	6-Month EUR-EURIBOR	2.500	03/21/2023		14,000	1,568	77	18	0
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027		14,000	195	111	5	(3)
Receive (5)	6-Month EUR-EURIBOR	1.500	03/21/2048		7,700	(90)	(203)	11	0
Pay (5)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	28,400	41	17	23	0
Receive (5)	6-Month GBP-LIBOR	1.000	09/20/2022		2,800	(15)	(12)	0	(9)
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027		10,000	(317)	(126)	0	(53)
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		350	36	13	5	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	10,000	0	0	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		1,290,000	(215)	26	3	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		400,000	22	1	0	(4)
Receive	6-Month JPY-LIBOR	1.500	06/19/2033		1,340,000	1,873	83	0	(21)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		240,000	243	12	0	(4)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		690,000	(1,126)	(73)	27	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019	MXN	19,300	(52)	2	1	0
Pay	28-Day MXN-TIIE	7.278	03/22/2022		11,000	2	2	1	0
Pay	28-Day MXN-TIIE	7.317	03/23/2022		11,700	3	3	1	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		3,500	(16)	1	0	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		12,900	(1)	13	3	0
Pay	28-Day MXN-TIIE	7.740	02/22/2027		22,000	28	24	5	0
Pay	28-Day MXN-TIIE	7.730	02/25/2027		18,600	23	20	5	0

						$3,701	$1,703	$184	$(212)

Total Swap Agreements						$3,370	$1,678	$187	$(221)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $2,129 and cash of $3,384 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2017		$326	EUR	309	$5	$0
BOA	04/2017	DKK	63,941		$9,705	536	0
	04/2017		$898	CAD	1,200	4	0
	04/2017		1,575	DKK	10,914	0	(10)
	05/2017	CHF	2,489		$2,474	0	(17)
	05/2017	NOK	9,995		1,162	0	(3)
	05/2017		$9,911	EUR	9,322	54	(2)
	06/2017	JPY	140,000		$1,233	0	(28)
	06/2017	SGD	5,439		3,873	0	(18)
	07/2017	DKK	35,374		5,335	240	0
	07/2017		$311	ILS	1,129	1	0
	01/2018	DKK	8,833		$1,292	6	0
	04/2018		12,378		1,819	7	0
BPS	04/2017	BRL	5,514		1,775	14	0
	04/2017	GBP	6,600		8,310	40	0
	04/2017	MXN	1,316		66	0	(4)
	04/2017		$1,778	BRL	5,514	4	(21)
	04/2017		1,121	DKK	7,727	0	(13)
	04/2017		2,812	MXN	57,797	269	0
	05/2017		1,765	BRL	5,514	0	(15)
	05/2017		4,341	EUR	4,003	1	(63)
	05/2017		1,175	SEK	10,560	6	0
	06/2017	JPY	1,370,000		$13,661	1,318	0
	01/2018	DKK	4,178		616	8	0
	03/2018	MXN	32,700		1,564	0	(99)
	04/2018	DKK	8,856		1,311	14	0
BRC	09/2017	CZK	3,000	EUR	111	0	(1)
CBK	04/2017	CAD	2,409		$1,782	0	(29)
	04/2017	JPY	580,000		5,081	0	(131)
	05/2017		1,280,000		11,411	0	(101)
	05/2017		$139	AUD	182	0	0
	06/2017	JPY	170,000		$1,495	0	(35)
	06/2017		$2,927	KRW	3,310,474	38	0
	07/2017	CZK	1,000		$40	0	0
DUB	04/2017	RUB	11,997		201	0	(12)
	04/2017		$299	ILS	1,129	12	0
	07/2017		100	BRL	361	13	0
FBF	04/2017		1,643	CAD	2,200	12	0
	05/2017		1,652	RUB	99,556	96	0
GLM	04/2017	BRL	579		$183	0	(2)
	04/2017	CAD	5,105		3,898	60	0
	04/2017	EUR	1,520		1,653	31	0
	04/2017	GBP	477		588	0	(10)
	04/2017		$184	BRL	579	1	0
	04/2017		1,000	DKK	6,969	0	0
	04/2017		4,027	JPY	460,000	107	0
	05/2017	EUR	2,498		$2,679	11	(2)
	05/2017	SEK	670		76	1	0
	05/2017		$509	CHF	510	1	0
	05/2017		23,063	EUR	21,537	0	(44)
	05/2017		484	PLN	1,934	3	0
	05/2017		487	ZAR	6,704	10	0
	06/2017	CZK	5,000		$201	1	0
	07/2017		$106	BRL	383	14	0
	04/2018	DKK	10,303		$1,514	6	0
HUS	04/2017	BRL	746		239	1	0
	04/2017	JPY	80,000		720	2	0
	04/2017		$235	BRL	746	3	0
	04/2017		285	INR	18,656	3	0
	04/2017		194	MXN	3,661	1	0
	04/2017		242	PEN	788	0	0
	05/2017		606	AUD	803	7	0
	05/2017		237	BRL	746	0	(1)
	05/2017		250	EUR	235	2	(1)
	05/2017		414	JPY	47,300	12	0
	06/2017		146	SGD	204	0	0
	07/2017	BRL	13,500		$3,603	0	(621)
	07/2017	DKK	14,345		2,159	92	0
	01/2018		1,880		276	3	0
	04/2018		2,563		382	6	0
IND	05/2017		$54	EUR	50	0	(1)
	05/2017		1,256	NOK	10,420	0	(42)
JPM	04/2017	BRL	1,787		$564	0	(7)
	04/2017	DKK	14,957		2,226	81	0
	04/2017	NZD	109		77	1	0
	04/2017		$567	BRL	1,787	5	(1)
	04/2017		272	MXN	5,389	15	0
	05/2017	JPY	520,000		$4,589	0	(88)
	05/2017		$4,551	CHF	4,507	0	(41)
	05/2017		1,107	CNH	7,668	5	0
	05/2017		35,821	JPY	4,007,415	228	0
	06/2017	CZK	7,000		$281	2	0
	06/2017	TWD	39,172		1,270	0	(25)
	07/2017	BRL	2,300		614	0	(105)
	07/2017	DKK	3,535		533	24	0
	07/2017		$3,182	BRL	10,482	97	0
	08/2017	CZK	7,000		$278	0	(3)
	09/2017		7,000		283	2	0
MSB	05/2017		$5,191	EUR	4,871	23	(8)
	07/2017	BRL	6,500		$1,858	0	(176)
NAB	04/2017		$2,884	CAD	3,861	19	0
	05/2017	CAD	3,861		$2,885	0	(19)
NGF	11/2017	MXN	9,600		466	0	(29)
RBC	04/2017	CAD	1,047		781	0	(6)
	04/2017		$821	CAD	1,100	6	0
	05/2017	JPY	164,300		$1,449	0	(29)
	05/2017	PLN	1,978		505	7	0
	09/2017	EUR	112		122	1	0
SCX	04/2017	BRL	579		185	0	0
	04/2017		$183	BRL	579	2	0
	05/2017		184		579	0	(1)
	05/2017		873	CHF	868	0	(4)
	05/2017		215	CNH	1,483	0	0
	05/2017		1,459	JPY	164,900	25	0
SOG	04/2017		224	CZK	5,725	2	0
	05/2017		150	CAD	200	0	0
	03/2018	CZK	12,391		$507	3	0
TOR	04/2017		$149	CAD	200	1	0
	07/2017		3,561	BRL	11,540	49	0
	01/2018	DKK	2,356		$349	6	0
UAG	04/2017		19,183		2,915	164	0
	04/2017	JPY	460,000		4,029	0	(104)
	04/2017		$1,168	INR	80,220	69	0
	05/2017	JPY	700,000		$6,267	0	(30)
	05/2017		$373	CNH	2,573	0	0
	06/2017	JPY	10,000		$87	0	(3)
	06/2017		$634	MYR	2,835	2	0
	06/2017		581	THB	20,459	14	0
	12/2017	CNH	11,412		$1,616	0	(16)

Total Forward Foreign Currency Contracts						$3,929	$(2,021)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus JPY	JPY	118.280	08/21/2017	$1,200	$15	$5
JPM	Call - OTC USD versus JPY		118.280	08/21/2017	717	6	3

						$21	$8

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	3,100	$31	$13
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		$12,700	11	5
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	1,600	18	10
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		800	8	4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		$46,200	47	25
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		64,500	54	27

								$169	$84

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$28,300	$3	$0

Total Purchased Options						$193	$92

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$800	$(77)	$(22)
	Put - OTC USD versus BRL		3.890	06/28/2018		800	(76)	(133)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		500	(27)	0
GLM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	1,600	(15)	(3)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$900	(86)	(25)
	Put - OTC USD versus BRL		3.892	07/02/2018		900	(87)	(150)
JPM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	938	(7)	(2)
	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		$1,500	(14)	(1)

							$(389)	$(336)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	09/11/2017	$6,500	$(57)	$(22)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$28,300	$0	$0

Total Written Options						$(446)	$(358)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	ING Bank NV	(1.000)%	12/20/2021	1.220%	EUR	100	$4	$(3)	$1	$0
	UBS AG	(1.000)	12/20/2021	0.501		300	(5)	(3)	0	(8)
BRC	WPP Group PLC	(3.750)	06/20/2017	0.101	GBP	1,000	0	(12)	0	(12)
CBK	Credit Agricole S.A.	(1.000)	12/20/2021	0.777	EUR	100	(1)	0	0	(1)
GST	HSBC Bank PLC	(1.000)	12/20/2021	1.189		400	9	(5)	4	0
	UST, Inc.	(0.720)	03/20/2018	0.042		$1,000	0	(7)	0	(7)
JPM	HSBC Bank PLC	(1.000)	12/20/2021	1.189	EUR	700	17	(11)	6	0
RYL	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.123		$1,000	0	(2)	0	(2)

							$24	$(43)	$11	$(30)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Brazil Government International Bond	1.000%	03/20/2023	2.506%		$800	$(43)	$(21)	$0	$(64)
CBK	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.181	EUR	100	(4)	3	0	(1)
FBF	Brazil Government International Bond	1.000	12/20/2021	2.050		$300	(19)	5	0	(14)
GST	Deutsche Bank AG	1.000	12/20/2021	2.289	EUR	200	(21)	9	0	(12)

							$(87)	$(4)	$0	$(91)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	3,700		$2,824	$(11)	$(31)	$0	$(42)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	930		993	7	(19)	0	(12)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	1,900		2,320	390	(334)	56	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.380% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2022	EUR	500		537	2	(6)	0	(4)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		190		203	0	(2)	0	(2)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		4,120		2,890	13	(38)	0	(25)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	5,200		6,360	(10)	159	149	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	4,600		3,468	(46)	38	0	(8)
DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	3,000	EUR	2,808	5	(5)	0	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	2,000		$2,440	(2)	64	62	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$1,221	JPY	140,000	(144)	117	0	(27)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	14,400		$10,856	(15)	(9)	0	(24)
	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	5,000	EUR	4,680	(5)	5	0	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	400		$427	4	(9)	0	(5)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	7,800		9,539	(14)	238	224	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$2,790	JPY	320,000	(358)	296	0	(62)
MYC	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019	JPY	320,000		$2,895	(14)	(18)	0	(32)
	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019		140,000		1,262	(1)	(9)	0	(10)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	3,100		2,337	(12)	7	0	(5)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	600		732	0	19	19	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		4,700		5,739	110	29	139	0
SOG	Floating rate equal to 3-Month EUR-EURIBOR less 0.380% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2022	EUR	900		966	3	(11)	0	(8)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	1,500		1,835	(9)	52	43	0
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.363% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	700		756	1	(13)	0	(12)

								$(106)	$520	$692	$(278)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	757,900	$0	$5	$5	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		469,700	0	3	3	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		2,273,700	0	15	15	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		757,900	0	5	5	0

							$0	$28	$28	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$2	$0	$0	$0	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	3	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	2	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	3	0	(1)	0	(1)

						$0	$(2)	$0	$(2)

Total Swap Agreements						$(169)	$499	$731	$(401)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(m)	Securities with an aggregate market value of $1,359 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$665	$0	$665
Bermuda
Loan Participations and Assignments	0	0	2,365	2,365
Brazil
Corporate Bonds & Notes	0	1,046	0	1,046
Canada
Corporate Bonds & Notes	0	3,319	0	3,319
Non-Agency Mortgage-Backed Securities	0	900	0	900
Sovereign Issues	0	7,580	0	7,580
Cayman Islands
Asset-Backed Securities	0	8,689	0	8,689
Czech Republic
Sovereign Issues	0	529	0	529
Denmark
Corporate Bonds & Notes	0	28,699	0	28,699
France
Corporate Bonds & Notes	0	3,155	0	3,155
Sovereign Issues	0	5,989	0	5,989
Germany
Corporate Bonds & Notes	0	2,070	0	2,070
Greece
Sovereign Issues	0	924	0	924
Guernsey, Channel Islands
Corporate Bonds & Notes	0	903	0	903
Ireland
Asset-Backed Securities	0	1,391	0	1,391
Corporate Bonds & Notes	0	1,233	0	1,233
Sovereign Issues	0	580	0	580
Italy
Corporate Bonds & Notes	0	1,795	0	1,795
Non-Agency Mortgage-Backed Securities	0	824	0	824
Sovereign Issues	0	1,320	0	1,320
Japan
Corporate Bonds & Notes	0	1,741	0	1,741
Sovereign Issues	0	19,038	0	19,038
Kuwait
Sovereign Issues	0	2,121	0	2,121
Luxembourg
Corporate Bonds & Notes	0	776	0	776
Netherlands
Asset-Backed Securities	0	498	0	498
Corporate Bonds & Notes	0	5,512	0	5,512
Norway
Corporate Bonds & Notes	0	1,401	0	1,401
Sovereign Issues	0	208	0	208
Poland
Sovereign Issues	0	490	0	490
Portugal
Corporate Bonds & Notes	0	718	0	718
Qatar
Sovereign Issues	0	308	0	308
Saudi Arabia
Sovereign Issues	0	2,455	0	2,455
Slovenia
Sovereign Issues	0	2,522	0	2,522
South Korea
Corporate Bonds & Notes	0	198	0	198
Sovereign Issues	0	775	0	775
Spain
Corporate Bonds & Notes	0	830	0	830
Sovereign Issues	0	2,604	0	2,604
Supranational
Corporate Bonds & Notes	0	1,138	0	1,138
Sweden
Corporate Bonds & Notes	0	1,598	0	1,598
Switzerland
Corporate Bonds & Notes	0	1,115	0	1,115
Sovereign Issues	0	153	0	153
United Kingdom
Corporate Bonds & Notes	0	11,889	0	11,889
Non-Agency Mortgage-Backed Securities	0	2,032	0	2,032
Sovereign Issues	0	4,835	0	4,835
United States
Asset-Backed Securities	0	6,868	0	6,868
Corporate Bonds & Notes	0	34,693	0	34,693
Loan Participations and Assignments	0	496	0	496
Municipal Bonds & Notes	0	2,053	0	2,053
Non-Agency Mortgage-Backed Securities	0	13,843	797	14,640
Preferred Securities	79	0	0	79
U.S. Government Agencies	0	35,945	0	35,945
U.S. Treasury Obligations	0	12,430	0	12,430
Short-Term Instruments
Certificates of Deposit	0	2,606	0	2,606
Repurchase Agreements	0	7,363	0	7,363
Czech Republic Treasury Bills	0	1,149	0	1,149
Japan Treasury Bills	0	35,396	0	35,396
Mexico Treasury Bills	0	2,131	0	2,131
	$79	$291,539	$3,162	$294,780

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50	$0	$0	$50

Total Investments	$129	$291,539	$3,162	$294,830

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(6,745)	$0	$(6,745)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	199	187	0	386
Over the counter	0	4,752	0	4,752
	$199	$4,939	$0	$5,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(221)	0	(278)
Over the counter	0	(2,779)	(1)	(2,780)

	$(57)	$(3,000)	$(1)	$(3,058)

Total Financial Derivative Instruments	$142	$1,939	$(1)	$2,080

Totals	$271	$286,733	$3,161	$290,165
There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 12/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (2)
Investments in Securities, at Value
Bermuda
Loan Participations and Assignments	$2,700	$0	$(348)	$(1)	$(2)	$16	$0	$0	$2,365	$11
United States
Non-Agency Mortgage-Backed Securities	842	0	(60)	0	1	14	0	0	797	11

	$3,542	$0	$(408)	$(1)	$(1)	$30	$0	$0	$3,162	$22
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$0	$0	$3	$0	$0	$(1)	$3

Totals	$3,542	$(4)	$(408)	$(1)	$(1)	$33	$0	$0	$3,161	$25

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bermuda
Loan Participations and Assignments	$2,365	Proxy Pricing	Base Price	99.500
United States
Non-Agency Mortgage-Backed Securities	797	Third Party Vendor	Broker Quote	86.500 - 94.456
Financial Derivative Instruments - Liabilities
Over the counter	(1)	Indicative Market Quotation	Broker Quote	(0.840)

Total	$3,161

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Core Bond (Hedged) Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.1%
AUSTRALIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		$400	$399

Total Australia (Cost $401)			399

BELGIUM 0.6%
CORPORATE BONDS & NOTES 0.6%
KBC Bank NV
8.000% due 01/25/2023		$600	630

Total Belgium (Cost $610)			630

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
6.250% due 03/17/2024		$400	411
7.375% due 01/17/2027		200	212

Total Brazil (Cost $611)			623

CANADA 6.7%
CORPORATE BONDS & NOTES 0.5%
Royal Bank of Canada
2.300% due 03/22/2021		$500	501

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Canadian Mortgage Pools
1.011% due 06/01/2020	CAD	237	177
1.211% due 07/01/2020		558	419
1.211% due 08/01/2020		164	123

			719

SOVEREIGN ISSUES 5.5%
Canada Government International Bond
1.500% due 12/01/2044 (f)		112	102
Canada Housing Trust
2.400% due 12/15/2022		2,800	2,191
Province of Alberta
1.250% due 06/01/2020		400	300
2.350% due 06/01/2025		600	453
Province of Ontario
2.400% due 06/02/2026		2,300	1,733
2.500% due 09/10/2021		$1,000	1,011

			5,790

Total Canada (Cost $7,138)			7,010

CAYMAN ISLANDS 3.2%
ASSET-BACKED SECURITIES 2.9%
Atlas Senior Loan Fund Ltd.
2.284% due 10/15/2026		$300	300
Blue Hill CLO Ltd.
2.203% due 01/15/2026		300	300
Carlyle Global Market Strategies CLO Ltd.
0.000% due 10/16/2025		500	501
Cent CLO Ltd.
0.000% due 07/27/2026		500	500
CIFC Funding Ltd.
2.235% due 05/24/2026		300	300
Flagship Ltd.
0.000% due 01/20/2026 (b)		500	500
Flatiron CLO Ltd.
2.018% due 07/17/2026		400	401

NewMark Capital Funding CLO Ltd.
TBD% due 06/30/2026		300	300

			3,102

CORPORATE BONDS & NOTES 0.3%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		252	94
6.750% due 10/01/2023 (h)		579	217

			311

Total Cayman Islands (Cost $3,873)			3,413

CZECH REPUBLIC 0.0%
SOVEREIGN ISSUES 0.0%
Czech Republic Government International Bond
1.200% due 07/23/2017	CZK	1,000	40

Total Czech Republic (Cost $40)			40

DENMARK 13.1%
CORPORATE BONDS & NOTES 13.1%
BRFkredit A/S
2.000% due 10/01/2047	DKK	398	56
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037		625	93
2.500% due 10/01/2047		2,365	345
3.000% due 10/01/2047		69	10
Nykredit Realkredit A/S
1.000% due 01/01/2018		17,800	2,582
1.000% due 04/01/2018		500	73
2.000% due 10/01/2017		3,300	479
2.000% due 10/01/2037		1,760	257
2.000% due 10/01/2047		1,800	253
2.500% due 10/01/2037		2,251	336
2.500% due 10/01/2047		6,406	935
4.000% due 01/01/2018		15,000	2,224
Realkredit Danmark A/S
1.000% due 01/01/2018		8,000	1,162
1.000% due 04/01/2018		20,800	3,027
2.000% due 01/01/2018		1,300	190
2.000% due 04/01/2018		4,800	706
2.000% due 10/01/2037		2,374	346
2.000% due 10/01/2047		1,790	252
2.500% due 10/01/2037		759	113
2.500% due 10/01/2047		2,557	374

Total Denmark (Cost $13,905)			13,813

FRANCE 2.5%
CORPORATE BONDS & NOTES 1.6%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$900	868
2.250% due 02/18/2020		250	250
SFR Group S.A.
5.625% due 05/15/2024	EUR	200	227
7.375% due 05/01/2026		$300	310

			1,655

SOVEREIGN ISSUES 0.9%
France Government International Bond
3.250% due 05/25/2045 (i)	EUR	700	953

Total France (Cost $2,864)			2,608

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
1.350% due 05/30/2017		$100	100
4.250% due 10/14/2021		500	513
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	82

Total Germany (Cost $678)			695

GREECE 0.5%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	200	205

SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	32,000	277

Total Greece (Cost $491)			482

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.1%
CELF Low Levered Partners PLC
0.027% due 03/04/2024	EUR	124	131

CORPORATE BONDS & NOTES 0.3%
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$300	319

Total Ireland (Cost $488)			450

ITALY 3.1%
CORPORATE BONDS & NOTES 0.5%
Banca Carige SpA
3.875% due 10/24/2018	EUR	300	335
Intesa Sanpaolo SpA
6.625% due 05/08/2018		200	228

			563

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Claris Finance SRL
0.137% due 10/31/2060		896	955
Creso SRL
0.370% due 12/30/2060		514	549
F-E Mortgages SRL
0.014% due 12/15/2043		35	37

			1,541

SOVEREIGN ISSUES 1.1%
Italy Buoni Poliennali Del Tesoro
2.800% due 03/01/2067 (i)		400	359
Italy Government International Bond
6.000% due 08/04/2028	GBP	500	775

			1,134

Total Italy (Cost $3,831)			3,238

JAPAN 5.1%
CORPORATE BONDS & NOTES 0.2%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$200	202

SOVEREIGN ISSUES 4.9%
Japan Bank for International Cooperation
2.000% due 11/04/2021		200	195
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		600	591
Japan Government International Bond
0.400% due 03/20/2036	JPY	370,000	3,216
0.500% due 09/20/2046		110,000	903

Tokyo Metropolitan Government
2.000% due 05/17/2021		$300	293

			5,198

Total Japan (Cost $5,963)			5,400

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	201
3.500% due 03/20/2027		700	708

Total Kuwait (Cost $892)			909

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Altice Financing S.A.
7.500% due 05/15/2026		$300	319
Wind Acquisition Finance S.A.
3.673% due 07/15/2020	EUR	400	429

Total Luxembourg (Cost $747)			748

NETHERLANDS 6.1%
ASSET-BACKED SECURITIES 1.6%
Ares Euro CLO BV
0.104% due 05/15/2024	EUR	495	529
Cadogan Square CLO BV
0.040% due 01/17/2023		48	51
0.409% due 07/24/2023		500	526
Highlander Euro CDO BV
0.000% due 05/01/2023		120	128
Jubilee CDO BV
0.000% due 07/30/2024		141	150
Malin CLO BV
0.471% due 05/07/2023		191	204
Panther CDO BV
0.082% due 10/15/2084		72	77

			1,665

CORPORATE BONDS & NOTES 4.5%
Enel Finance International NV
5.125% due 10/07/2019		$300	320
ING Bank NV
2.625% due 12/05/2022		1,500	1,499
4.125% due 11/21/2023		1,000	1,022
ING Groep NV
2.302% due 03/29/2022		300	301
NXP BV
4.125% due 06/15/2020		200	208
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	200	241
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		$200	199
1.700% due 07/19/2019		100	99
Vonovia Finance BV
3.200% due 10/02/2017		900	905

			4,794

Total Netherlands (Cost $6,496)			6,459

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$300	300

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	143

Total Norway (Cost $460)			443

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	900	220

Total Poland (Cost $223)			220

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	300	95
Novo Banco S.A.
5.000% due 05/21/2019		300	296

Total Portugal (Cost $703)			391

QATAR 0.2%
SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.625% due 06/02/2046		$200	206

Total Qatar (Cost $195)			206

SAUDI ARABIA 1.1%
SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	983
3.250% due 10/26/2026		200	195

Total Saudi Arabia (Cost $1,188)			1,178

SLOVENIA 2.7%
SOVEREIGN ISSUES 2.7%
Slovenia Government International Bond
5.500% due 10/26/2022		$1,400	1,575
5.850% due 05/10/2023		1,100	1,265

Total Slovenia (Cost $2,495)			2,840

SPAIN 1.3%
CORPORATE BONDS & NOTES 0.7%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (g)	EUR	200	196
Banco Santander S.A.
6.250% due 09/11/2021 (g)		100	106
Merlin Properties Socimi S.A.
2.225% due 04/25/2023		400	438

			740

SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018		175	195
4.900% due 09/15/2021		100	113
4.950% due 02/11/2020		300	343

			651

Total Spain (Cost $1,512)			1,391

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Swedbank AB
2.200% due 03/04/2020		$200	200

Total Sweden (Cost $200)			200

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG
1.729% due 01/29/2018		$500	502
UBS AG
5.125% due 05/15/2024		550	565

Total Switzerland (Cost $1,067)			1,067

UNITED KINGDOM 10.9%
CORPORATE BONDS & NOTES 6.2%
Barclays Bank PLC
7.625% due 11/21/2022		$800	876
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	200	282
HSBC Holdings PLC
4.300% due 03/08/2026		$800	834
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	800
5.125% due 03/07/2025		400	636
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)		500	685
Nationwide Building Society
4.125% due 03/20/2023	EUR	200	221
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (g)		$200	199
Santander UK Group Holdings PLC
2.875% due 08/05/2021		300	296
4.750% due 09/15/2025		500	500
7.375% due 06/24/2022 (g)	GBP	500	657
Tesco PLC
5.125% due 04/10/2047	EUR	100	108
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	100	126
5.000% due 04/15/2027		100	127
Virgin Money PLC
2.250% due 04/21/2020		200	257

			6,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Alba PLC
0.544% due 11/25/2042		426	509
Bluestone Securities PLC
0.547% due 06/09/2044		255	311
Eurosail PLC
1.294% due 06/13/2045		600	729
Gemgarto
3.308% due 05/14/2045		28	35
Nemus Arden PLC
0.588% due 02/15/2020		25	32
Newgate Funding PLC
0.474% due 12/15/2050		317	390
RMAC PLC
0.764% due 12/12/2036		271	331
RMAC Securities PLC
0.514% due 06/12/2044		343	411
Southern Pacific Financing PLC
0.527% due 06/10/2043		335	414

			3,162

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
3.500% due 01/22/2045 (i)		1,050	1,817

Total United Kingdom (Cost $12,741)			11,583

UNITED STATES 40.6%
ASSET-BACKED SECURITIES 4.1%
Accredited Mortgage Loan Trust
1.112% due 02/25/2037		$60	59
Argent Securities Trust
1.132% due 07/25/2036		411	185
1.142% due 05/25/2036		710	253
Bear Stearns Asset-Backed Securities Trust
1.302% due 01/25/2047		220	214

Countrywide Asset-Backed Certificates
1.122% due 07/25/2037 ^	299	259
1.752% due 11/25/2035	22	22
4.149% due 04/25/2036	124	124
4.815% due 07/25/2036	71	71
Countrywide Asset-Backed Certificates Trust
2.232% due 07/25/2035	700	591
Credit-Based Asset Servicing and Securitization LLC
3.929% due 03/25/2037 ^	321	178
First Franklin Mortgage Loan Trust
2.257% due 07/25/2034	195	190
GSAA Home Equity Trust
1.432% due 08/25/2037	91	84
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.222% due 04/25/2037	349	225
MASTR Asset-Backed Securities Trust
1.192% due 05/25/2037	500	423
Morgan Stanley ABS Capital, Inc. Trust
1.212% due 10/25/2036	682	420
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^	45	41
NovaStar Mortgage Funding Trust
1.112% due 03/25/2037	728	489
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037	373	209
Structured Asset Investment Loan Trust
2.707% due 10/25/2034	232	201
Structured Asset Securities Corp. Mortgage Loan Trust
1.142% due 03/25/2036	50	49

		4,287

CORPORATE BONDS & NOTES 11.9%
AbbVie, Inc.
2.500% due 05/14/2020	300	302
3.200% due 05/14/2026	300	289
Air Lease Corp.
2.125% due 01/15/2018	300	301
2.625% due 09/04/2018	200	202
Ally Financial, Inc.
3.600% due 05/21/2018	500	507
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	500	509
Charter Communications Operating LLC
4.464% due 07/23/2022	500	527
6.384% due 10/23/2035	300	342
CIT Group, Inc.
3.875% due 02/19/2019	300	308
5.500% due 02/15/2019	200	211
Citigroup, Inc.
2.032% due 06/07/2019	600	606
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	300	297
Cox Communications, Inc.
6.250% due 06/01/2018	300	314
Diamond Finance Corp.
3.480% due 06/01/2019	300	308
ERAC USA Finance LLC
2.350% due 10/15/2019	200	200
Ford Motor Credit Co. LLC
5.750% due 02/01/2021	200	220
5.875% due 08/02/2021	200	223
General Motors Financial Co., Inc.
2.400% due 04/10/2018	100	100
Hyundai Capital America
2.400% due 10/30/2018	200	201
International Lease Finance Corp.
8.250% due 12/15/2020	300	355
JPMorgan Chase & Co.
2.400% due 06/07/2021	500	497
Microsoft Corp.
2.700% due 02/12/2025	300	295
Navient Corp.
4.875% due 06/17/2019	100	103
Newell Brands, Inc.
2.875% due 12/01/2019	300	305
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	500	500
OneMain Financial Holdings LLC
6.750% due 12/15/2019	300	315
Oracle Corp.
2.400% due 09/15/2023	300	292
Rio Oil Finance Trust
9.250% due 07/06/2024	455	463
S&P Global, Inc.
2.500% due 08/15/2018	300	302

SBA Tower Trust
2.240% due 04/15/2043	300	300
Southern Co.
4.250% due 07/01/2036	400	389
Time Warner Cable LLC
6.750% due 07/01/2018	200	212
VEREIT Operating Partnership LP
4.875% due 06/01/2026	400	418
Verizon Communications, Inc.
3.125% due 03/16/2022	200	201
4.125% due 03/16/2027	200	204
Wells Fargo & Co.
2.100% due 07/26/2021	500	490
2.153% due 01/24/2023	300	304
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	300	301
3.375% due 11/30/2021	300	304

		12,517

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Energy Future Intermediate Holding Co. LLC
TBD% due 06/30/2017	800	801

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	618	505
Banc of America Funding Trust
1.188% due 04/20/2047 ^	240	208
6.000% due 07/25/2037 ^	126	99
Chase Mortgage Finance Trust
3.223% due 03/25/2037 ^	110	90
Citigroup Mortgage Loan Trust, Inc.
3.203% due 04/25/2037 ^	96	78
4.593% due 08/25/2035 ^	1,955	1,596
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^	83	70
Credit Suisse Mortgage Capital Certificates
3.182% due 02/26/2036	86	83
Deutsche ALT-A Securities, Inc.
1.132% due 02/25/2047	341	248
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	123	109
GreenPoint Mortgage Funding Trust
1.442% due 06/25/2045	118	104
JPMorgan Alternative Loan Trust
3.013% due 12/25/2036	92	88
Merrill Lynch Mortgage Investors Trust
3.204% due 03/25/2036 ^	239	174
Morgan Stanley Mortgage Loan Trust
3.539% due 09/25/2035 ^	135	110
3.864% due 05/25/2036 ^	139	106
PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^	133	118
Prime Mortgage Trust
6.000% due 06/25/2036 ^	110	104
Residential Accredit Loans, Inc. Trust
1.112% due 02/25/2037	126	113
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	83	77
Structured Asset Mortgage Investments Trust
1.212% due 02/25/2036	49	44

		4,124

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
1.382% due 06/25/2036	15	14
1.432% due 01/25/2044	85	85
1.782% due 12/25/2039	146	148
Fannie Mae, TBA
3.000% due 05/01/2047	5,600	5,544
3.500% due 05/01/2047	7,400	7,554
Freddie Mac
1.130% due 01/15/2038	326	325
1.788% due 01/15/2038 (a)	326	19
2.818% due 09/01/2037	666	706
3.000% due 02/01/2046	874	866
Freddie Mac, TBA
3.500% due 05/01/2047	1,000	1,021
Ginnie Mae
1.560% due 09/20/2066	699	700

3.741% due 09/20/2066		497	551

			17,533

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (i)(k)(m)		3,324	3,296
0.375% due 07/15/2025 (k)(m)		205	206

			3,502

Total United States (Cost $42,363)			42,764

SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.804% due 11/06/2017		$400	401
Norinchukin Bank
1.733% due 10/12/2017		700	702
Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		400	401

			1,504

CZECH REPUBLIC TREASURY BILLS 0.4%
(1.113)% due 06/30/2017 - 09/29/2017 (c)(d)	CZK	12,000	475

JAPAN TREASURY BILLS 8.7%
(0.266)% due 05/01/2017 - 06/05/2017 (c)(d)	JPY	1,020,000	9,164

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	18,700	942

U.S. TREASURY BILLS 0.2%
0.730% due 04/27/2017 (d)(e)(m)		$264	264

Total Short-Term Instruments (Cost $12,112)			12,349

Total Investments in Securities (Cost $124,287)			121,549

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		17,130	169

Total Short-Term Instruments (Cost $169)			169

Total Investments in Affiliates (Cost $169)			169

Total Investments 115.3% (Cost $124,456)			$121,718
Financial Derivative Instruments (j)(l)(0.1)% (Cost or Premiums, net $(112))			(101)
Other Assets and Liabilities, net (15.2)%			(16,088)

Net Assets 100.0%			$105,529

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	12/09/2014	$239	$94	0.09%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	12/09/2014 - 01/05/2015	534	217	0.21

				$773	$311	0.30%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOS	1.100%	03/27/2017	04/03/2017		$(1,843)	$(1,844)
BPS	0.550	01/17/2017	04/20/2017	GBP	(1,382)	(1,733)
BSN	0.850	02/07/2017	04/05/2017		$(505)	(506)
	0.950	04/03/2017	05/03/2017		(1,846)	(1,846)
MYI	(0.400)	01/24/2017	04/25/2017	EUR	(281)	(300)
	(0.250)	02/02/2017	05/04/2017		(84)	(89)

Total Reverse Repurchase Agreements						$(6,318)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(2,950) at a weighted average interest rate of 0.294%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(i)	Securities with an aggregate market value of $6,396 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.250	05/26/2017	75	$1	$0

Total Purchased Options				$1	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2018	19	$6	$1	$0
90-Day Eurodollar March Futures	Short	03/2019	19	(10)	0	(2)
90-Day Eurodollar September Futures	Long	09/2017	72	(7)	0	(2)
90-Day Eurodollar September Futures	Short	09/2018	72	(1)	0	(5)
Australia Government 3-Year Note June Futures	Long	06/2017	3	1	0	0
Australia Government 10-Year Bond June Futures	Long	06/2017	7	13	2	0
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2017	4	2	0	0
Euro-Bobl June Futures	Long	06/2017	17	(16)	2	0
Euro-BTP Italy Government Bond June Futures	Short	06/2017	7	(1)	1	(1)
Euro-Bund 10-Year Bond June Futures	Long	06/2017	7	(11)	2	0
Euro-Buxl 30-Year Bond June Futures	Long	06/2017	2	(1)	1	0
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	4	2	2	0
Euro-Schatz June Futures	Long	06/2017	26	(3)	1	0
Japan Government 10-Year Bond June Futures	Long	06/2017	3	(6)	0	(5)
Put Options Strike @ EUR 126.500 on Euro-Bobl May Futures	Long	05/2017	42	0	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	75	(15)	0	(6)
U.S. Treasury 5-Year Note June Futures	Long	06/2017	104	19	17	0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	134	50	29	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	14	(10)	0	(4)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2017	24	19	7	0
United Kingdom Long Gilt June Futures	Long	06/2017	14	43	7	(1)

Total Futures Contracts				$74	$72	$(26)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.200%	$	500	$(15)	$0	$1	$0
BASF SE	1.000	12/20/2020	0.259	EUR	200	(6)	0	0	0
BAT International Finance PLC	1.000	12/20/2020	0.422		300	(7)	0	0	0
Bayer AG	1.000	12/20/2020	0.326		200	(5)	(1)	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.258		300	(9)	1	0	0
Pfizer, Inc.	1.000	12/20/2020	0.218	$	300	(9)	0	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.239		400	(11)	1	0	0
Shell International Finance BV	1.000	12/20/2026	1.122	EUR	200	(3)	3	0	0
Telia Co. AB	1.000	12/20/2020	0.429		100	(2)	0	0	0
Tesco PLC	1.000	12/20/2021	1.743		100	(4)	1	0	0
Tesco PLC	1.000	06/20/2022	1.916		800	(39)	2	0	0
United Utilities PLC	1.000	12/20/2020	0.569		300	(5)	(1)	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.194	$	300	(9)	(1)	0	0

						$(124)	$5	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$	3,700	$70	$8	$2	$0
CDX.IG-28 5-Year Index	1.000	06/20/2022		3,600	61	5	1	0
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	18,700	(321)	(60)	0	(11)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		5,700	(85)	(5)	0	(3)
iTraxx Europe Senior 25 5-Year Index	1.000	06/20/2021		3,000	(35)	(30)	1	0

					$(310)	$(82)	$4	$(14)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	10.100%	01/02/2019	BRL	56,500	$(111)	$12	$3	$0
Pay	1-Year BRL-CDI	10.300	01/02/2025		19,900	92	15	0	(3)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026	CAD	2,200	(57)	57	6	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025	SEK	2,400	5	5	1	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		1,100	2	5	0	0
Pay (5)	3-Month USD-LIBOR	1.000	05/15/2018		$6,400	(28)	(3)	1	0
Pay (5)	3-Month USD-LIBOR	1.750	06/18/2018		47,200	31	27	4	0
Receive (5)	3-Month USD-LIBOR	1.250	05/15/2019		6,400	41	1	0	(2)
Receive (5)	3-Month USD-LIBOR	2.250	06/18/2019		47,200	(47)	(44)	0	(7)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		3,700	23	(103)	3	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		1,000	(21)	(14)	1	0
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2022		2,800	118	(9)	0	(3)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		3,300	168	221	0	(5)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		25,000	(324)	(238)	0	(24)
Pay (5)	3-Month USD-LIBOR	2.793	11/12/2024		1,200	11	11	1	0
Pay (5)	3-Month USD-LIBOR	2.798	11/12/2024		4,300	41	41	4	0
Receive (5)	3-Month USD-LIBOR	1.500	06/21/2027		900	(78)	14	2	0
Receive (5)	3-Month USD-LIBOR	2.098	07/01/2041		2,000	45	45	0	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		100	(3)	(10)	0	0
Pay	3-Month USD-LIBOR	2.250	12/21/2046		800	(72)	11	1	0
Receive (5)	3-Month USD-LIBOR	2.953	11/12/2049		200	(6)	(6)	0	0
Receive (5)	3-Month USD-LIBOR	2.955	11/12/2049		800	(23)	(23)	0	(1)
Pay (5)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	11,100	(24)	1	10	0
Pay	6-Month EUR-EURIBOR	1.000	09/05/2026		1,600	56	32	2	0
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027		3,050	63	14	1	(1)
Receive (5)	6-Month EUR-EURIBOR	1.500	03/21/2048		1,900	(22)	(13)	3	0
Pay (5)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	12,300	18	(1)	10	0
Receive (5)	6-Month GBP-LIBOR	1.000	09/20/2022		2,000	(10)	(11)	0	(7)
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027		5,200	(165)	(76)	0	(28)
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		200	21	7	3	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	420,000	4	2	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2020		140,000	(19)	(49)	0	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		250,000	14	(45)	0	(2)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		80,000	(130)	120	3	0
Pay	28-Day MXN-TIIE	7.317	03/23/2022	MXN	9,100	2	3	1	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026		6,600	(32)	6	1	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		3,600	0	4	1	0
Pay	28-Day MXN-TIIE	7.740	02/22/2027		9,800	13	14	2	0
Pay	28-Day MXN-TIIE	7.730	02/25/2027		8,100	10	10	2	0

						$(394)	$33	$66	$(83)

Total Swap Agreements						$(828)	$(44)	$71	$(97)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $724 and cash of $2,169 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2017		$169	EUR	160	$2	$0
	04/2017		25	GBP	20	1	0
BOA	04/2017	DKK	16,676		$2,531	140	0
	04/2017	EUR	12,653		13,422	0	(77)
	04/2017		$846	DKK	5,796	0	(15)
	04/2017		1,976	EUR	1,864	12	0
	04/2017		4,513	JPY	501,800	0	(5)
	05/2017	JPY	501,800		$4,517	5	0
	06/2017		130,000		1,145	0	(26)
	06/2017	SGD	2,685		1,912	0	(9)
	07/2017	DKK	16,716		2,500	92	0
	01/2018		23,193		3,393	16	0
	04/2018		205		30	0	0
BPS	04/2017	BRL	1,625		513	0	(6)
	04/2017	GBP	3,000		3,777	18	0
	04/2017		$527	BRL	1,625	0	(8)
	04/2017		3,588	DKK	24,582	0	(63)
	04/2017		9,245	EUR	8,573	0	(99)
	04/2017		1,102	MXN	22,659	105	0
	05/2017	EUR	8,485		$9,163	100	0
	03/2018	MXN	14,500		693	0	(44)
	04/2018	DKK	24,582		3,662	62	0
BRC	09/2017	CZK	2,000	EUR	74	0	0
CBK	04/2017	AUD	826		$632	1	0
	04/2017	BRL	6,510		2,055	0	(25)
	04/2017	EUR	1,270		1,369	15	(1)
	04/2017		$2,078	BRL	6,510	1	0
	04/2017		1,465	CHF	1,471	3	0
	04/2017		846	EUR	788	0	(5)
	04/2017		123	GBP	99	1	0
	05/2017	JPY	400,000		$3,565	0	(33)
	06/2017		110,000		969	0	(21)
	07/2017	CZK	1,000		40	0	0
DUB	04/2017	BRL	17,731		5,579	0	(84)
	04/2017	RUB	38,788		649	0	(38)
	04/2017		$5,610	BRL	17,731	56	(2)
	05/2017		5,544		17,731	82	0
	07/2017		60		217	8	0
FBF	05/2017		1,177	RUB	70,924	68	0
GLM	04/2017	BRL	686		$217	0	(3)
	04/2017	CAD	7,415		5,662	87	0
	04/2017	EUR	1,515		1,631	21	(6)
	04/2017	GBP	324		397	0	(9)
	04/2017	JPY	73,100		644	0	(13)
	04/2017		$219	BRL	686	1	0
	04/2017		240	DKK	1,665	0	(1)
	04/2017		3,640	EUR	3,433	23	0
	04/2017		8,730	GBP	7,026	73	0
	04/2017		2,210	JPY	252,500	59	0
	04/2017		374	NOK	3,150	0	(8)
	04/2017		506	SEK	4,555	3	0
	05/2017	GBP	7,026		$8,736	0	(72)
	06/2017	CZK	2,000		80	1	0
	07/2017		$88	BRL	318	11	0
	01/2018		130	DKK	884	0	(1)
	04/2018	DKK	1,313		$192	0	0
HUS	04/2017	BRL	328		105	0	0
	04/2017	DKK	35,051		5,080	54	0
	04/2017	JPY	497,100		4,427	0	(38)
	04/2017		$103	BRL	328	1	0
	04/2017		116	INR	7,593	1	0
	04/2017		105	PEN	342	0	0
	05/2017		104	BRL	328	0	0
	06/2017		76	SGD	106	0	0
	07/2017		388	DKK	2,557	0	(20)
	10/2017	DKK	3,366		$515	28	0
JPM	04/2017	CHF	1,093		1,084	0	(8)
	04/2017	EUR	749		804	5	0
	04/2017	SEK	4,670		517	0	(5)
	04/2017		$292	AUD	387	3	0
	04/2017		481	CHF	481	1	(2)
	04/2017		405	JPY	45,900	7	0
	05/2017	JPY	180,000		$1,588	0	(30)
	05/2017		$374	CNH	2,591	2	0
	05/2017		95	EUR	89	0	0
	06/2017	CZK	3,000		$121	1	0
	07/2017	BRL	4,400		1,175	0	(201)
	07/2017	DKK	10,145		1,544	83	0
	09/2017	CZK	5,000		202	1	0
	01/2018	DKK	19,791		2,895	14	0
MSB	04/2017	BRL	708		223	0	(3)
	04/2017	GBP	6,722		8,430	8	0
	04/2017		$223	BRL	708	3	0
	04/2017		3,002	DKK	19,855	0	(154)
	07/2017	BRL	12,300		$3,516	0	(332)
NAB	04/2017		$5,539	CAD	7,415	37	0
	05/2017	CAD	7,415		$5,541	0	(37)
NGF	11/2017	MXN	4,200		204	0	(13)
RBC	04/2017		$233	DKK	1,600	0	(3)
	05/2017	PLN	890		$227	3	0
	09/2017	EUR	75		82	1	0
SCX	04/2017	BRL	6,510		2,060	1	(21)
	04/2017		$2,078	BRL	6,510	1	0
	05/2017		340		1,067	0	(1)
	05/2017		21	CNH	145	0	0
UAG	04/2017	NOK	4,330		$503	0	(1)
	04/2017		$487	EUR	451	0	(5)
	04/2017		524	INR	36,027	31	0
	05/2017	JPY	200,000		$1,791	0	(9)
	05/2017		$266	CNH	1,835	0	0
	05/2017		102	CNY	705	0	0
	12/2017	CNH	4,444		$629	0	(6)
	12/2017	CNY	725		102	0	(1)

Total Forward Foreign Currency Contracts						$1,353	$(1,564)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus JPY	JPY	118.280	08/21/2017	$500	$6	$2
JPM	Call - OTC USD versus JPY		118.280	08/21/2017	318	3	2

						$9	$4

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	1,400	$14	$6
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	$	5,400	5	2
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	600	7	4
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		400	4	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017	$	19,800	20	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		27,700	23	12

								$73	$36

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$12,100	$1	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2047	$71.000	04/05/2017	$6,000	$0	$0

Total Purchased Options					$83	$40

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$500	$(48)	$(14)
	Put - OTC USD versus BRL		3.890	06/28/2018		500	(48)	(83)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		200	(10)	0
GLM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	700	(7)	(1)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$300	(29)	(8)
	Put - OTC USD versus BRL		3.892	07/02/2018		300	(29)	(50)
JPM	Call - OTC CAD versus JPY	JPY	90.000	08/21/2017	CAD	416	(3)	(1)
	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		$600	(5)	(1)

							$(179)	$(158)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	09/11/2017	$2,900	$(25)	$(10)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$12,100	$0	$0

Total Written Options						$(204)	$(168)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ING Bank NV	(1.000)%	12/20/2021	1.220%	EUR	100	$3	$(2)	$1	$0
BPS	Barclays Bank PLC	(1.000)	06/20/2022	1.682		500	19	(1)	18	0
	Credit Suisse Group Finance	(1.000)	06/20/2022	1.275		200	3	0	3	0
	HSBC Bank PLC	(1.000)	12/20/2021	1.189		300	7	(4)	3	0
	ING Bank NV	(1.000)	06/20/2021	1.124		300	8	(7)	1	0
	ING Bank NV	(1.000)	12/20/2021	1.220		100	4	(3)	1	0
	UBS AG	(1.000)	12/20/2021	0.501		300	(5)	(3)	0	(8)
CBK	HSBC Bank PLC	(1.000)	12/20/2021	1.189		100	3	(2)	1	0
	ING Bank NV	(1.000)	06/20/2021	1.124		400	10	(8)	2	0
GST	ING Bank NV	(1.000)	06/20/2021	1.124		700	17	(13)	4	0

							$69	$(43)	$34	$(8)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Barclays Bank PLC	1.000%	06/20/2017	0.301%	EUR	500	$(5)	$6	$1	$0
	Colombia Government International Bond	1.000	12/20/2021	1.193		$100	(4)	3	0	(1)
BRC	Colombia Government International Bond	1.000	12/20/2021	1.193		1,300	(47)	37	0	(10)
CBK	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.181	EUR	100	(4)	3	0	(1)

							$(60)	$49	$1	$(12)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	06/20/2022	EUR	600	$31	$(2)	$29	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	1,400		$1,069	$(4)	$(12)	$0	$(16)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	600		640	4	(12)	0	(8)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	1,200		1,465	236	(200)	36	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.380% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2022	EUR	300		322	1	(3)	0	(2)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		1,020		1,084	5	(15)	0	(10)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	3,900		4,770	(6)	118	112	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	2,600		1,960	(26)	22	0	(4)
DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	1,400	EUR	1,310	2	(2)	0	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	200		$214	2	(4)	0	(2)
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	900		1,098	(1)	29	28	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$436	JPY	50,000	(51)	41	0	(10)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	5,100		$3,845	(5)	(4)	0	(9)
	Floating rate equal to 3-Month CHF-LIBOR less 0.075% based on the notional amount of currency received	Floating rate equal to 3-Month EUR-EURIBOR based on the notional amount of currency delivered	06/21/2019	CHF	2,200	EUR	2,059	(2)	2	0	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	200		$213	2	(5)	0	(3)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	1,800		2,201	(11)	63	52	0
	Floating rate equal to 3-Month USD-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$1,570	JPY	180,000	(201)	166	0	(35)
MYC	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019	JPY	180,000		$1,631	(10)	(10)	0	(20)
	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019		50,000		451	0	(3)	0	(3)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	1,900		1,432	(7)	4	0	(3)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	200		244	0	6	6	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		1,800		2,198	42	11	53	0
SOG	Floating rate equal to 3-Month EUR-EURIBOR less 0.380% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2022	EUR	500		537	2	(6)	0	(4)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	600		734	(4)	21	17	0
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.363% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	400		432	0	0	0	0

								$(32)	$207	$304	$(129)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$1	$0	$0	$0	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	1	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	1	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	1	0	(1)	0	(1)

						$0	$(1)	$0	$(1)

Total Swap Agreements						$8	$210	$368	$(150)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(m)	Securities with an aggregate market value of $685 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$399	$0	$399
Belgium
Corporate Bonds & Notes	0	630	0	630
Brazil
Corporate Bonds & Notes	0	623	0	623
Canada
Corporate Bonds & Notes	0	501	0	501
Non-Agency Mortgage-Backed Securities	0	719	0	719
Sovereign Issues	0	5,790	0	5,790
Cayman Islands
Asset-Backed Securities	0	3,102	0	3,102
Corporate Bonds & Notes	0	311	0	311
Czech Republic
Sovereign Issues	0	40	0	40
Denmark
Corporate Bonds & Notes	0	13,813	0	13,813
France
Corporate Bonds & Notes	0	1,655	0	1,655
Sovereign Issues	0	953	0	953
Germany
Corporate Bonds & Notes	0	695	0	695
Greece
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	277	0	277
Ireland
Asset-Backed Securities	0	131	0	131
Corporate Bonds & Notes	0	319	0	319
Italy
Corporate Bonds & Notes	0	563	0	563
Non-Agency Mortgage-Backed Securities	0	1,541	0	1,541
Sovereign Issues	0	1,134	0	1,134
Japan
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	5,198	0	5,198
Kuwait
Sovereign Issues	0	909	0	909
Luxembourg
Corporate Bonds & Notes	0	748	0	748
Netherlands
Asset-Backed Securities	0	1,665	0	1,665
Corporate Bonds & Notes	0	4,794	0	4,794
Norway
Corporate Bonds & Notes	0	300	0	300
Sovereign Issues	0	143	0	143
Poland
Sovereign Issues	0	220	0	220
Portugal
Corporate Bonds & Notes	0	391	0	391
Qatar
Sovereign Issues	0	206	0	206
Saudi Arabia
Sovereign Issues	0	1,178	0	1,178
Slovenia
Sovereign Issues	0	2,840	0	2,840
Spain
Corporate Bonds & Notes	0	740	0	740
Sovereign Issues	0	651	0	651
Sweden
Corporate Bonds & Notes	0	200	0	200
Switzerland
Corporate Bonds & Notes	0	1,067	0	1,067
United Kingdom
Corporate Bonds & Notes	0	6,604	0	6,604
Non-Agency Mortgage-Backed Securities	0	3,162	0	3,162
Sovereign Issues	0	1,817	0	1,817
United States
Asset-Backed Securities	0	4,287	0	4,287
Corporate Bonds & Notes	0	12,517	0	12,517
Loan Participations and Assignments	0	801	0	801
Non-Agency Mortgage-Backed Securities	0	4,124	0	4,124
U.S. Government Agencies	0	16,982	551	17,533
U.S. Treasury Obligations	0	3,502	0	3,502
Short-Term Instruments
Certificates of Deposit	0	1,504	0	1,504
Czech Republic Treasury Bills	0	475	0	475
Japan Treasury Bills	0	9,164	0	9,164
Mexico Treasury Bills	0	942	0	942
U.S. Treasury Bills	0	264	0	264
	$0	$120,998	$551	$121,549

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$169	$0	$0	$169

Total Investments	$169	$120,998	$551	$121,718

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	72	71	0	143
Over the counter	0	1,761	0	1,761
	$72	$1,832	$0	$1,904

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(97)	0	(123)
Over the counter	0	(1,881)	(1)	(1,882)

	$(26)	$(1,978)	$(1)	$(2,005)

Total Financial Derivative Instruments	$46	$(146)	$(1)	$(101)

Totals	$215	$120,852	$550	$121,617

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

March 31, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$515

Total Short-Term Instruments (Cost $515)		515

Total Investments in Securities (Cost $515)		515

	SHARES
INVESTMENTS IN AFFILIATES 99.1%
MUTUAL FUNDS (a) 90.0%
PIMCO Emerging Markets Bond Fund	2,397,991	25,011
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,378,089	24,970
PIMCO Global Advantage® Strategy Bond Fund	3,168,893	33,337
PIMCO Income Fund	3,412,073	41,764
PIMCO Investment Grade Corporate Bond Fund	4,033,962	41,792
PIMCO RAE Fundamental International Fund	4,255,588	41,449
PIMCO RAE Fundamental PLUS EMG Fund	3,986,794	41,263
PIMCO RAE Fundamental PLUS Small Fund	3,596,168	41,716
PIMCO Real Return Fund	3,785,493	41,867
PIMCO Short-Term Fund	12,707,405	124,787
PIMCO StocksPLUS® Fund	4,137,325	41,497
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5,120,314	41,372
PIMCO StocksPLUS® International Fund (Unhedged)	13,198,866	82,757
PIMCO Total Return Fund IV	12,165,778	125,064

Total Mutual Funds (Cost $728,115)		748,646

SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	7,717,257	76,293

Total Short-Term Instruments (Cost $76,293)		76,293

Total Investments in Affiliates (Cost $804,408)		824,939

Total Investments 99.2% (Cost $804,923)		$825,454
Financial Derivative Instruments (c) 0.4% (Cost or Premiums, net $11,973)		3,606
Other Assets and Liabilities, net 0.4%		3,017

Net Assets 100.0%		$832,077

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$515	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(530)	$515	$515

Total Repurchase Agreements						$(530)	$515	$515

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	1,575.000	12/15/2017	903	$1,754	$522
Put - CBOE S&P 500	1,800.000	12/15/2017	903	3,454	1,184
Put - CBOE S&P 500	2,025.000	12/15/2017	903	6,765	2,756

				$11,973	$4,462

Total Purchased Options				$11,973	$4,462

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2017	3,169	$(1,458)	$0	$(856)

Total Futures Contracts				$(1,458)	$0	$(856)

Cash of $15,885 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$515	$0	$515
	$0	$515	$0	$515

Investments in Affiliates, at Value
Mutual Funds	748,646	0	0	748,646
Short-Term Instruments
Central Funds Used for Cash Management Purposes	76,293	0	0	76,293

	$824,939	$0	$0	$824,939

Total Investments	$824,939	$515	$0	$825,454

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4,462	$0	$4,462

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(856)	$0	$0	$(856)

Total Financial Derivative Instruments	$(856)	$4,462	$0	$3,606

Totals	$824,083	$4,977	$0	$829,060

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Energy Future Intermediate Holding Co. LLC
4.304% due 06/30/2017		$150	$150
Valeant Pharmaceuticals International, Inc.
5.450% due 08/05/2020		421	422
5.570% due 04/01/2022		2,311	2,323

Total Loan Participations and Assignments (Cost $2,751)			2,895

CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 4.4%
AerCap Ireland Capital DAC
2.750% due 05/15/2017		150	150
Ally Financial, Inc.
3.500% due 01/27/2019		300	303
8.000% due 11/01/2031		200	240
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,900	566
2.500% due 10/01/2047		772	113
4.000% due 01/01/2018		2,000	297
CIT Group, Inc.
4.250% due 08/15/2017		$100	101
5.000% due 05/15/2018		100	101
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		800	812
Deutsche Bank AG
1.350% due 05/30/2017		1,800	1,799
4.250% due 10/14/2021		3,500	3,590
6.000% due 09/01/2017		240	244
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,310
4.750% due 08/15/2017		800	809
Goldman Sachs Group, Inc.
2.331% due 09/15/2020		6,200	6,293
ING Bank NV
2.625% due 12/05/2022		1,000	999
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,100	2,401
MetLife, Inc.
6.817% due 08/15/2018		$100	107
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	3,100	449
2.000% due 10/01/2017		6,900	1,002
2.000% due 01/01/2018		200	29
2.500% due 10/01/2047		1,242	181
Nykredit Realkredit A/S
1.000% due 07/01/2017		2,300	331
1.000% due 10/01/2017		11,700	1,693
2.000% due 10/01/2017		5,000	726
2.500% due 10/01/2047		4,362	636
Realkredit Danmark A/S
1.000% due 01/01/2018		1,000	145
1.000% due 04/01/2018		3,200	466
2.000% due 04/01/2017		3,400	488
2.000% due 01/01/2018		5,000	730
2.500% due 10/01/2047		4,403	644
Santander UK PLC
5.000% due 11/07/2023		$800	836
UBS AG
4.750% due 05/22/2023		2,600	2,663

			33,254

INDUSTRIALS 0.1%
Cigna Corp.
4.500% due 03/15/2021		200	214
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		100	111
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	106
Pioneer Natural Resources Co.
6.875% due 05/01/2018		400	421

Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		200	199

			1,051

UTILITIES 0.8%
AT&T, Inc.
1.617% due 01/15/2020		2,600	2,618
5.875% due 10/01/2019		200	218
Petrobras Global Finance BV
6.125% due 01/17/2022		2,700	2,838
Verizon Communications, Inc.
3.500% due 11/01/2021		700	719

			6,393

Total Corporate Bonds & Notes (Cost $40,670)			40,698

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
3.069% due 05/01/2038		3,380	3,589
Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047		23,000	22,783
3.500% due 05/01/2032 - 06/01/2047		68,400	69,768

Total U.S. Government Agencies (Cost $95,737)			96,140

U.S. TREASURY OBLIGATIONS 35.4%
U.S. Treasury Bonds
2.500% due 02/15/2046		7,006	6,278
2.500% due 05/15/2046		5,420	4,852
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020		27,732	28,154
0.125% due 04/15/2021		3,791	3,833
0.125% due 01/15/2023		105	105
0.125% due 07/15/2024		10	10
0.125% due 07/15/2026		25,381	24,782
0.250% due 01/15/2025		25,214	25,018
0.375% due 07/15/2023		292	297
0.375% due 07/15/2025		266	267
0.375% due 01/15/2027		16,086	16,030
0.625% due 01/15/2024		42	43
0.625% due 01/15/2026		1,809	1,844
1.250% due 07/15/2020		2,450	2,593
1.625% due 01/15/2018 (j)		1,159	1,184
1.875% due 07/15/2019 (j)		682	725
2.125% due 02/15/2040		7,057	8,918
2.125% due 02/15/2041 (j)		8,539	10,846
2.375% due 01/15/2025		13,477	15,555
2.500% due 01/15/2029		8,065	9,874
3.625% due 04/15/2028		4,264	5,675
U.S. Treasury Notes
1.625% due 04/30/2019 (j)(l)		30,200	30,410
1.750% due 11/30/2021 (l)		16,300	16,194
1.875% due 02/28/2022		36,400	36,322
2.000% due 08/31/2021 (j)		3,385	3,404
2.125% due 09/30/2021 (j)(l)		4,985	5,037
2.125% due 12/31/2021 (j)(l)		2,500	2,524
2.250% due 07/31/2021 (j)(l)		8,370	8,509

Total U.S. Treasury Obligations (Cost $272,966)			269,283

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns Adjustable Rate Mortgage Trust
3.238% due 07/25/2036 ^		359	338
Residential Accredit Loans, Inc. Trust
1.162% due 06/25/2046		316	137

Total Non-Agency Mortgage-Backed Securities (Cost $491)			475

ASSET-BACKED SECURITIES 3.7%
Apidos CLO
2.173% due 04/15/2025		300	300
Ares CLO Ltd.
2.234% due 08/28/2025		400	401
CELF Low Levered Partners PLC
0.027% due 03/04/2024	EUR	53	56
CIFC Funding Ltd.
2.239% due 01/29/2025		$1,400	1,401
CIT Mortgage Loan Trust
2.332% due 10/25/2037		3,721	3,704
CVP Cascade CLO Ltd.
2.308% due 01/16/2026 (a)		700	702

Dryden Senior Loan Fund
2.223% due 01/15/2025		1,900	1,902
Fremont Home Loan Trust
1.132% due 10/25/2036		2,703	1,410
Highlander Euro CDO BV
0.000% due 05/01/2023	EUR	96	102
Jubilee CDO BV
0.023% due 07/30/2024		726	773
0.139% due 09/20/2022		479	511
Lockwood Grove CLO Ltd.
2.508% due 04/25/2025		$1,200	1,199
Long Beach Mortgage Loan Trust
1.282% due 01/25/2036		1,900	1,418
Madison Park Funding Ltd.
1.275% due 02/26/2021		1,373	1,372
Navient Student Loan Trust
2.132% due 03/25/2066		1,367	1,383
OFSI Fund Ltd.
2.020% due 04/17/2025		1,900	1,904
Queen Street CLO BV
0.090% due 08/15/2024	EUR	242	258
Shackleton CLO Ltd.
2.240% due 10/20/2023		$3,175	3,178
Symphony CLO Ltd.
2.203% due 10/17/2026		300	301
Venture CLO Ltd.
2.080% due 07/20/2022		1,347	1,349
VOLT LLC
3.500% due 03/25/2047		500	502
WhiteHorse Ltd.
2.235% due 02/03/2025		3,800	3,802

Total Asset-Backed Securities (Cost $27,411)			27,928

SOVEREIGN ISSUES 8.5%
Argentine Government International Bond
6.875% due 01/26/2027		4,300	4,357
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (d)	BRL	73,800	22,449
0.000% due 01/01/2018 (d)		45,900	13,676
Denmark Government International Bond
0.100% due 11/15/2023 (e)	DKK	14,613	2,258
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	730	514
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	368	373
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	854	1,299
0.125% due 03/22/2044 (e)		844	1,707
0.125% due 03/22/2046 (e)		1,030	2,151
0.125% due 11/22/2065 (e)		1,336	4,017
1.875% due 11/22/2022 (e)		7,620	12,186

Total Sovereign Issues (Cost $64,265)			64,987

	SHARES
COMMON STOCKS 4.2%
CONSUMER DISCRETIONARY 0.7%
Cabela’s, Inc. (b)(i)		50,190	2,666
CST Brands, Inc.		48,561	2,335

			5,001

CONSUMER STAPLES 0.6%
Mead Johnson Nutrition Co. (i)		22,061	1,965
WhiteWave Foods Co. (b)		42,285	2,375

			4,340

HEALTH CARE 0.8%
Alere, Inc. (b)		58,647	2,330
VCA, Inc. (b)		23,614	2,161
Zeltiq Aesthetics, Inc. (b)		34,585	1,923

			6,414

INDUSTRIALS 0.3%
Joy Global, Inc.		83,243	2,352

INFORMATION TECHNOLOGY 0.9%
Brocade Communications Systems, Inc.		185,366	2,313
InvenSense, Inc. (b)		167,942	2,121
NXP Semiconductor NV (b)		23,497	2,432

			6,866

MATERIALS 0.9%
Chemtura Corp. (b)(i)		70,568	2,357
Multi Packaging Solutions International Ltd. (b)(i)		120,356	2,160
Valspar Corp. (i)		22,424	2,488

			7,005

Total Common Stocks (Cost $32,810)			31,978

EXCHANGE-TRADED FUNDS 5.5%
iShares MSCI EAFE ETF		229,737	14,310
Vanguard REIT ETF		334,687	27,642

Total Exchange-Traded Funds (Cost $43,130)			41,952

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.804% due 11/06/2017		$1,900	1,904
Norinchukin Bank
1.733% due 10/12/2017		4,000	4,012
Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		1,200	1,203

			7,119

REPURCHASE AGREEMENTS (g) 5.1%			38,814

ARGENTINA TREASURY BILLS 1.0%
2.918% due 05/26/2017 - 12/15/2017 (c)(d)		7,700	7,604

MEXICO TREASURY BILLS 0.3%
6.746% due 05/25/2017 - 01/04/2018 (c)(d)	MXN	42,852	2,224

U.S. TREASURY BILLS 0.1%
0.681% due 04/27/2017 (c)(d)(l)†		$536	536

Total Short-Term Instruments (Cost $56,182)			56,297

Total Investments in Securities (Cost $636,413)			632,633

	SHARES
INVESTMENTS IN AFFILIATES 28.8%
MUTUAL FUNDS (f) 16.9%
PIMCO Capital Securities and Financials Fund		1,874,778	19,160
PIMCO Income Fund		4,828,014	59,095
PIMCO Mortgage Opportunities Fund		1,956,982	21,468
PIMCO RAE Fundamental PLUS Fund		2,765,845	20,135
PIMCO TRENDS Managed Futures Strategy Fund		943,781	8,834

Total Mutual Funds (Cost $124,613)			128,692

EXCHANGE-TRADED FUNDS 2.2%
PIMCO Diversified Income Active Exchange-Traded Fund		136,687	6,844

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	224,100	9,789

Total Exchange-Traded Funds (Cost $17,607)		16,633

SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	7,432,996	73,483

Total Short-Term Instruments (Cost $73,480)		73,483

Total Investments in Affiliates (Cost $215,700)		218,808

Total Investments 111.9% (Cost $852,113)		$851,441
Financial Derivative Instruments (h)(k) (0.5)% (Cost or Premiums, net $1,502)		(3,739)
Other Assets and Liabilities, net (11.4)%		(86,772)

Net Assets 100.0%		$760,930

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.960	% †	03/31/2017	04/03/2017	$9,900	U.S. Treasury Bonds 3.000% due 11/15/2045	$(10,148)	$9,900	$9,901
SAL	0.960	†	03/31/2017	04/03/2017	9,900	U.S. Treasury Notes 1.750% due 12/31/2020	(10,108)	9,900	9,901
SSB	0.050	†	03/31/2017	04/03/2017	914	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(937)	914	914
TDM	0.970	†	03/31/2017	04/03/2017	18,100	U.S. Treasury Bonds 2.875% due 05/15/2043	(18,731)	18,100	18,101

Total Repurchase Agreements							$(39,924)	$38,814	$38,817

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2047	$2,000	$(2,103)	$(2,098)

Total Short Sales				$(2,103)	$(2,098)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(4,103) at a weighted average interest rate of 0.338%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.100	03/26/2018	47	$158	$107
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	47	158	103
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	47	158	171
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	47	158	314
Call - NYMEX Natural Gas January Futures †	3.100	12/26/2017	47	157	308
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	47	157	100
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	47	157	94
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	47	157	301
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	47	157	91
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	47	157	135
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	47	157	112
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	47	157	105

				$1,888	$1,941

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.250	05/26/2017	659	$6	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	123.500	05/26/2017	498	4	1
Call - CBOT U.S. Treasury 5-Year Note June Futures	126.000	05/26/2017	400	4	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	180.000	05/26/2017	125	1	0
Put - CME 90-Day Eurodollar April Futures	98.500	04/13/2017	1,998	28	12
Put - CME 90-Day Eurodollar April Futures	98.625	04/13/2017	3,311	150	21

				$193	$35

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500	2,400.000	06/16/2017	64	$238	$159
Put - CBOE S&P 500	2,250.000	12/15/2017	188	1,638	1,319
Call - EUREX EURO STOXX 50	3,375.000	06/16/2017	326	262	487
Call - EUREX EURO STOXX 50	3,400.000	06/16/2017	217	199	289

				$2,337	$2,254

Total Purchased Options				$4,418	$4,230

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Crude June Futures †	$44.000	05/17/2017	143	$(114)	$(30)
Call - NYMEX Crude June Futures †	54.000	05/17/2017	286	(105)	(217)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	47	(82)	(86)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	47	(76)	(40)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	47	(82)	(89)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	47	(76)	(37)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	47	(82)	(86)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	47	(76)	(77)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	47	(82)	(42)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	47	(76)	(184)
Put - NYMEX Natural Gas January Futures †	2.600	12/26/2017	47	(82)	(29)
Call - NYMEX Natural Gas January Futures †	3.750	12/26/2017	47	(76)	(169)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	47	(82)	(87)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	47	(76)	(35)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	47	(82)	(88)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	47	(76)	(31)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	47	(82)	(59)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	47	(76)	(185)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	47	(82)	(91)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	47	(76)	(31)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	47	(82)	(100)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	47	(76)	(57)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	47	(82)	(97)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	47	(76)	(44)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	47	(82)	(97)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	47	(76)	(40)

				$(2,115)	$(2,128)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$122.500	05/26/2017	395	$(296)	$(82)
Put - CBOT U.S. Treasury 10-Year Note June Futures	123.000	05/26/2017	126	(115)	(38)
Call - CBOT U.S. Treasury 10-Year Note June Futures	124.500	05/26/2017	287	(245)	(275)
Call - CBOT U.S. Treasury 10-Year Note June Futures	125.000	05/26/2017	146	(79)	(107)

				$(735)	$(502)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,325.000	04/21/2017	32	$(58)	$(27)
Put - CBOE S&P 500	2,300.000	05/19/2017	32	(52)	(52)
Put - CBOE S&P 500	2,250.000	06/16/2017	64	(128)	(121)
Call - CBOE S&P 500	2,450.000	06/16/2017	64	(102)	(58)
Put - CBOE S&P 500	2,050.000	12/15/2017	188	(1,391)	(630)
Call - EUREX EURO STOXX 50	3,450.000	04/21/2017	222	(47)	(157)
Put - EUREX EURO STOXX 50	3,100.000	06/16/2017	326	(273)	(98)
Put - EUREX EURO STOXX 50	3,200.000	06/16/2017	217	(215)	(99)
Put - OSE Nikkei 225	19,000.000	04/14/2017	45	(60)	(107)

				$(2,326)	$(1,349)

Total Written Options				$(5,176)	$(3,979)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum July Futures †	Short	07/2017	42	$(63)	$0	$0
Arabica Coffee September Futures †	Short	09/2017	24	(6)	0	0
Brent Crude August Futures †	Long	06/2017	40	(87)	16	0
Copper July Futures †	Long	07/2017	2	(5)	0	0
Corn July Futures †	Short	07/2017	78	16	0	(26)
Cotton No. 2 July Futures †	Long	07/2017	40	2	20	0
E-mini S&P 500 Index June Futures	Long	06/2017	1,318	(627)	0	(356)
Euro STOXX 50 June Futures	Long	06/2017	1,643	1,568	473	0
Euro-Bund 10-Year Bond June Futures	Long	06/2017	199	183	62	(4)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	177	16	75	0
FTSE 100 Index June Futures	Long	06/2017	257	72	19	(79)
Gas Oil July Futures †	Short	07/2017	24	(49)	1	0
Gold 100 oz. August Futures †	Short	08/2017	7	(28)	0	(2)
Japan Government 10-Year Bond June Futures	Short	06/2017	18	(3)	27	0
JPX Nikkei Index 400 June Futures	Long	06/2017	2,801	(699)	0	(679)
Lead July Futures †	Long	07/2017	10	21	0	0
Mini MSCI EAFE Index June Futures	Long	06/2017	151	258	0	(32)
Mini MSCI Emerging Markets Index June Futures	Long	06/2017	416	232	0	(148)
Natural Gas July Futures †	Long	06/2017	38	64	0	0
New York Harbor ULSD July Futures †	Short	06/2017	26	47	0	(16)
Nickel July Futures †	Short	07/2017	2	12	0	0
Nikkei 225 Yen-denominated Futures June Futures	Long	06/2017	11	(14)	1	(11)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	243	4	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	243	(13)	0	0
Russell 2000 Mini Index June Futures	Long	06/2017	108	109	17	(6)
S&P/ASX 200 June Futures	Long	06/2017	17	32	6	(10)
S&P/Toronto Stock Exchange 60 June Futures	Long	06/2017	85	0	0	(92)
Silver July Futures †	Long	07/2017	4	27	1	0
Sugar No. 11 July Futures †	Long	06/2017	1	(2)	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	659	(106)	0	(52)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	397	(182)	0	(65)
U.S. Treasury 10-Year Note June Futures	Long	06/2017	1,461	489	320	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	174	57	0	(57)
United Kingdom Long Gilt June Futures	Short	06/2017	58	(190)	4	(28)
Wheat July Futures †	Short	07/2017	76	53	0	(19)
WTI Crude August Futures †	Short	07/2017	7	(14)	0	(2)
WTI Crude December Futures †	Long	11/2018	140	(401)	45	0
Zinc July Futures †	Long	07/2017	18	(21)	0	0

Total Futures Contracts				$752	$1,087	$(1,684)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

							Variation Margin (1)
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	06/20/2021	0.234%	$800	$(25)	$(1)	$0	$0
Boston Scientific Corp.	1.000	06/20/2020	0.192	1,200	(31)	0	0	0
Cigna Corp.	1.000	03/20/2021	0.285	200	(6)	0	0	0
Kraft Heinz Foods Co.	1.000	09/20/2020	0.343	600	(14)	0	0	0

					$(76)	$(1)	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (1)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022		$26,060	$(1,940)	$(160)	$5	$(19)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	4,900	(84)	(22)	0	(3)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		14,100	(209)	(23)	0	(9)

					$(2,233)	$(205)	$5	$(31)

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2026		$33,080	$1,686	$(235)	$0	$(49)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		23,880	124	(108)	0	(1)
Receive	3-Month USD-LIBOR	1.250	02/23/2018		89,400	61	14	0	0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		15,100	14	(56)	0	0
Pay (6)	3-Month USD-LIBOR	1.250	06/21/2019		58,200	(541)	(14)	20	0
Pay	3-Month USD-LIBOR	1.500	12/21/2021		15,300	(310)	42	11	0
Receive (6)	3-Month USD-LIBOR	1.250	06/21/2022		49,600	2,086	(137)	0	(47)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		18,300	77	748	0	(17)
Pay (6)	3-Month USD-LIBOR	2.655	10/19/2023		19,000	197	197	21	0
Pay (6)	3-Month USD-LIBOR	2.678	10/25/2023		13,000	147	147	14	0
Pay (6)	3-Month USD-LIBOR	2.670	11/19/2023		8,000	83	83	9	0
Pay (6)	3-Month USD-LIBOR	2.681	12/12/2023		8,000	83	83	9	0
Pay (6)	3-Month USD-LIBOR	2.500	12/19/2023		41,200	77	33	33	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		31,900	770	1,441	0	(31)
Receive (6)	3-Month USD-LIBOR	2.500	02/22/2026		27,020	255	341	0	(27)
Receive (6)	3-Month USD-LIBOR	2.400	03/16/2026		8,600	121	153	0	(9)
Receive (6)	3-Month USD-LIBOR	1.850	07/27/2026		7,900	310	323	0	(7)
Pay (6)	3-Month USD-LIBOR	1.950	11/08/2026		12,700	(453)	(415)	11	0
Receive (6)	3-Month USD-LIBOR	1.500	06/21/2027		23,700	(2,048)	(1)	40	0
Receive (6)	3-Month USD-LIBOR	2.765	07/18/2028		37,000	(464)	(595)	0	(60)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		3,500	(317)	(2)	6	0
Receive (6)	3-Month USD-LIBOR	2.948	10/19/2048		5,000	(173)	(173)	0	(8)
Receive (6)	3-Month USD-LIBOR	2.969	10/25/2048		3,000	(117)	(117)	0	(5)
Receive (6)	3-Month USD-LIBOR	2.951	11/19/2048		1,000	(35)	(34)	0	(1)
Receive(6)	3-Month USD-LIBOR	2.953	12/12/2048		1,000	(34)	(34)	0	(1)
Receive (6)	3-Month USD-LIBOR	2.750	12/19/2048		9,000	73	(36)	0	(36)
Pay (6)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	27,500	59	(18)	0	(25)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		3,050	(36)	4	2	0
Pay (6)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	37,500	(54)	47	0	(31)
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022		3,900	(20)	5	0	(13)
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		35,850	(1,134)	(772)	0	(182)
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		4,550	(467)	(210)	0	(64)
Pay	6-Month JPY-LIBOR	1.000	03/20/2024	JPY	2,280,000	(1,207)	(350)	11	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	103,300	(34)	(25)	10	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		28,100	10	10	3	0
Pay	CPTFEMU	0.290	08/15/2017	EUR	5,900	49	38	11	0
Pay	CPTFEMU	0.580	10/15/2017		1,300	4	9	2	0
Pay	CPTFEMU	0.830	05/15/2018		8,100	(94)	(58)	0	(1)
Pay	CPTFEMU	0.625	09/15/2018		3,700	15	25	0	0
Pay	CPTFEMU	0.650	10/15/2018		700	3	5	0	0
Pay	CPTFEMU	0.883	11/15/2018		4,300	27	27	0	0
Pay	CPTFEMU	0.806	04/15/2021		600	13	9	0	(1)
Pay	CPTFEMU	0.875	05/15/2021		6,100	120	80	0	(7)
Pay	CPTFEMU	1.165	12/15/2021		180	0	0	0	0
Pay	CPTFEMU	1.100	08/15/2026		200	(5)	4	1	0
Pay	CPTFEMU	1.385	12/15/2026		5,100	17	20	24	0
Pay	CPURNSA	2.027	11/23/2020		$6,400	59	59	32	0
Pay	CPURNSA	2.021	11/25/2020		6,100	57	57	30	0
Pay	CPURNSA	1.550	07/26/2021		2,200	74	(1)	0	(1)
Pay	CPURNSA	1.603	09/12/2021		1,700	51	0	0	(1)
Pay	CPURNSA	1.730	07/26/2026		2,200	(117)	1	1	0
Pay	CPURNSA	1.801	09/12/2026		1,700	(78)	1	1	0
Pay	CPURNSA	1.780	09/15/2026		8,000	(385)	3	3	0
Pay	FRCPXTOB	0.890	11/15/2018	EUR	1,500	5	2	0	0
Pay	UKRPI	3.400	06/15/2030	GBP	17,250	181	175	0	(45)
Pay	UKRPI	3.325	08/15/2030		11,900	(173)	(121)	0	(54)
Pay	UKRPI	3.530	10/15/2031		1,900	8	(23)	0	(23)
Pay	UKRPI	3.585	10/15/2046		2,100	(173)	(8)	42	0

						$(1,553)	$643	$347	$(747)

Total Swap Agreements						$(3,862)	$437	$352	$(778)

(i)	Securities with an aggregate market value of $9,585 have been pledged as collateral as of March 31, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Unsettled variation margin liability of $(10) for closed swap agreements is outstanding at period end.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $24,679 and cash of $4,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2017		$712	EUR	676	$10	$0
BOA	04/2017	ILS	2,897		$774	0	(26)
	04/2017		$1,387	DKK	9,502	0	(24)
	05/2017	MXN	6,332		$311	0	(24)
	05/2017		$471	EUR	443	3	0
	05/2017		3,785	RUB	223,600	142	0
	07/2017	DKK	9,495		$1,392	24	0
BPS	04/2017	BRL	32,005		9,480	0	(744)
	04/2017	COP	5,768,440		1,968	0	(35)
	04/2017		$10,023	BRL	32,005	200	0
	04/2017		662	HUF	188,040	0	(12)
	04/2017		3,868	MXN	76,527	211	0
	10/2017	BRL	20,800		$6,195	0	(193)
	01/2018		2,500		692	0	(63)
	01/2018	DKK	8,200		1,201	8	0
	03/2018	MXN	27,960		1,337	0	(85)
	03/2018		$1,409	MXN	27,960	13	0
BRC	07/2017	DKK	2,323		$354	20	0
CBK	04/2017	CZK	16,383		656	6	0
	04/2017		$965	GBP	787	21	0
	04/2017		656	HUF	187,874	0	(6)
	04/2017		1,308	TRY	4,770	0	(2)
	05/2017		8,592	AUD	11,256	2	0
	05/2017		1,406	EUR	1,316	4	(3)
	05/2017		302	RUB	18,157	17	0
DUB	04/2017	DKK	3,474		$526	28	0
	04/2017		$1,089	ILS	4,108	45	0
	04/2017		2,698	RUB	161,272	156	0
	05/2017		10,777	CNH	75,158	121	0
	01/2018	BRL	24,800		$6,970	0	(524)
GLM	04/2017	COP	1,918,308		654	0	(11)
	04/2017	CZK	19,692		784	7	(1)
	04/2017	GBP	2,984		3,677	0	(62)
	04/2017	KRW	733,857		656	0	(1)
	04/2017	MXN	83,524		4,026	0	(427)
	04/2017	TWD	19,954		656	0	(2)
	04/2017		$656	TRY	2,397	0	0
	04/2017		656	ZAR	8,224	0	(44)
	05/2017	EUR	3,926		$4,199	3	0
	05/2017		$16,099	CAD	21,106	0	(219)
	05/2017		687	CHF	691	4	0
	05/2017		41,756	EUR	38,974	2	(103)
	05/2017		4,523	SEK	40,155	0	(33)
	05/2017	ZAR	23,172		$1,683	0	(35)
	01/2018	MXN	4,065		199	0	(10)
HUS	04/2017		$656	THB	22,685	4	0
	04/2017		656	TRY	2,394	0	0
	06/2017	COP	1,836,078		$604	0	(29)
	10/2017	DKK	29,243		4,475	242	0
IND	05/2017		$1,151	NOK	9,550	0	(38)
JPM	04/2017	BRL	57,800		$16,651	0	(1,812)
	04/2017	DKK	17,795		2,581	30	0
	04/2017	GBP	5,991		7,308	0	(198)
	04/2017	INR	236,934		3,614	0	(38)
	04/2017	KRW	2,196,676		1,968	3	(1)
	04/2017	NZD	352		250	3	0
	04/2017	RUB	37,694		657	0	(9)
	04/2017		$17,940	BRL	57,800	523	0
	04/2017		7,997	GBP	6,523	176	0
	04/2017		1,312	INR	85,942	13	0
	04/2017		2,108	MXN	40,974	76	0
	05/2017	CNH	110,527		$15,961	0	(66)
	05/2017		$13,144	CHF	13,016	0	(119)
	05/2017		40,517	JPY	4,532,798	259	0
	06/2017	THB	16,008		$456	0	(9)
	06/2017	TWD	45,433		1,472	0	(29)
	10/2017	BRL	28,900		8,500	0	(375)
	10/2017	DKK	2,505		384	21	0
	01/2018	BRL	4,900		1,355	0	(126)
MSB	06/2017		$2,017	SGD	2,839	14	0
NGF	04/2017	BRL	25,900		$8,175	0	(99)
	04/2017		$7,874	BRL	25,900	400	0
	06/2017	MXN	2,190		$108	0	(8)
	07/2017		2,190		108	0	(8)
	08/2017		3,280		160	0	(11)
	10/2017	BRL	24,100		7,032	0	(369)
	11/2017	MXN	8,710		422	0	(26)
	01/2018	BRL	13,700		3,819	0	(321)
SCX	04/2017		33,396		10,695	28	0
	04/2017		$10,617	BRL	33,396	51	0
	05/2017	EUR	3,673		$3,878	0	(47)
	05/2017	JPY	703,800		6,178	0	(153)
	05/2017	PLN	879		220	0	(1)
	05/2017		$10,632	BRL	33,396	0	(35)
	06/2017	KRW	272,715		$237	0	(7)
SOG	04/2017		$656	THB	22,681	4	0
	04/2017		656	ZAR	8,501	0	(25)
	05/2017		4,391	CNH	30,623	49	0
	06/2017	CLP	505,749		$758	0	(6)
	06/2017		$1,301	HKD	10,094	0	(1)
	08/2017	MXN	8,080		$405	0	(18)
	08/2017	TRY	1,677		438	0	(6)
TOR	08/2017	MXN	8,005		399	0	(20)
UAG	04/2017		$6,068	INR	418,407	381	0
	06/2017	IDR	7,289,372		$539	0	(5)
	06/2017	KRW	2,210,832		1,928	0	(53)
	06/2017	MYR	538		120	0	(1)

Total Forward Foreign Currency Contracts						$3,324	$(6,758)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 U&I @ 2,065.160	10Y USISDA 1.865	07/20/2017	31,482	$808	$240

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,500	$551	$116
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,500	551	835
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	53,400	2,114	384
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	306
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	4,100	410	87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,100	410	622

							$5,847	$2,350

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	1.600%	3-Month USD-LIBOR	12/06/2019	$72,000	$1,008	$223
NGF	Call - OTC 2-Year Interest Rate Floor (1)	1.600	3-Month USD-LIBOR	12/06/2019	72,600	1,009	224

						$2,017	$447

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EURO STOXX 50	3,156.850	12/15/2017	EUR	9	$470	$260

Total Purchased Options						$9,142	$3,297

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC iTraxx Europe 26 5-Year	Buy	0.675%	06/21/2017	EUR	7,900	$(10)	$(17)
	Put - OTC iTraxx Europe 26 5-Year	Sell	1.000	06/21/2017		7,900	(12)	(4)

							$(22)	$(21)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC GBP versus USD	$1.268	05/18/2017	GBP	12,312	$(87)	$(114)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	5,600	$(255)	$(63)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$1,100	(7)	(1)
	Floor - OTC YOY CPURNSA	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		7,800	(21)	44
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		7,800	(21)	45
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		10,700	(121)	(44)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		4,500	(83)	(24)

							$(508)	$(43)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.455%	05/18/2017	$15,900	$(230)	$(134)
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800	11/07/2017	16,000	(139)	(12)
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	16,000	(139)	(270)

							$(508)	$(416)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	0.943%	3-Month USD-LIBOR	12/06/2019	$144,000	$(1,008)	$(81)
NGF	Call - OTC 2-Year Interest Rate Floor (1)	0.943	3-Month USD-LIBOR	12/06/2019	145,200	(1,010)	(82)

						$(2,018)	$(163)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC MSCI Emerging Markets	890.000	04/21/2017	$8	$(73)	$(8)
MYI	Call - OTC MSCI Emerging Markets	1,005.000	04/21/2017	8	(36)	(5)

					$(109)	$(13)

Total Written Options					$(3,252)	$(770)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 2Q17 †	$8.050	06/30/2017	6,900	$(1)	$1	$0	$0
	Pay	EURMARGIN 3Q17 †	7.180	09/30/2017	7,500	(2)	3	1	0
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	900	0	1	1	0
	Receive	PLATGOLD N7 †	238.250	07/07/2017	2,000	6	(128)	0	(122)
GST	Receive	PLATGOLD N7 †	232.800	07/05/2017	7,100	0	(470)	0	(470)
JPM	Pay	EURMARGIN 2Q17 †	8.010	06/30/2017	6,600	(2)	2	0	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	4,500	(1)	1	0	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	45,000	0	54	54	0
MAC	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	1,500	1	2	3	0
MYC	Pay	EURMARGIN 3Q17 †	7.530	09/30/2017	1,500	0	0	0	0
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	9,600	0	8	8	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	9,300	0	7	7	0
SOG	Pay	EURMARGIN 2Q17 †	7.950	06/30/2017	1,500	0	0	0	0
	Pay	EURMARGIN 3Q17 †	7.150	09/30/2017	1,500	0	0	0	0

						$1	$(519)	$74	$(592)

Credit Default Swaps on Corporate Issues - Buy Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (5)	Notional Amount (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	06/20/2018	0.140%	$400	$8	$(12)	$0	$(4)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (4)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (5)	Notional Amount (6)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2021	2.050%		$1,600	$(125)	$52	$0	$(73)
	Colombia Government International Bond	1.000	06/20/2021	1.009		400	(13)	13	0	0
	Deutsche Bank AG	1.000	12/20/2017	0.355	EUR	300	(5)	7	2	0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.262		1,500	0	3	3	0
	Brazil Government International Bond	1.000	12/20/2021	2.050		$9,600	(801)	362	0	(439)
	Deutsche Bank AG	1.000	12/20/2017	0.355	EUR	1,500	(29)	37	8	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.009		$300	(9)	9	0	0
	Mexico Government International Bond	1.000	06/20/2021	0.989		600	(16)	17	1	0
CBK	Brazil Government International Bond	1.000	06/20/2021	1.800		200	(17)	11	0	(6)
	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.092		7,200	(134)	184	50	0
	Deutsche Bank AG	1.000	12/20/2017	0.355	EUR	300	(4)	6	2	0
	Mexico Government International Bond	1.000	06/20/2021	0.989		$200	(5)	5	0	0
	Russia Government International Bond	1.000	12/20/2021	1.494		1,800	(56)	17	0	(39)
DUB	Brazil Government International Bond	1.000	06/20/2021	1.800		400	(34)	21	0	(13)
	Brazil Government International Bond	1.000	12/20/2021	2.050		4,000	(334)	151	0	(183)
FBF	Brazil Government International Bond	1.000	06/20/2021	1.800		1,100	(76)	42	0	(34)
GST	Brazil Government International Bond	1.000	06/20/2021	1.800		1,700	(118)	65	0	(53)
HUS	Colombia Government International Bond	1.000	06/20/2021	1.009		600	(19)	19	0	0
	Mexico Government International Bond	1.000	06/20/2021	0.989		1,500	(37)	38	1	0
JPM	Brazil Government International Bond	1.000	06/20/2021	1.800		800	(56)	31	0	(25)
	Deutsche Bank AG	1.000	12/20/2017	0.355	EUR	500	(8)	11	3	0
NGF	Russia Government International Bond	1.000	06/20/2021	1.292		$600	(37)	30	0	(7)

							$(1,933)	$1,131	$70	$(872)

Credit Default Swaps on Credit Indices - Sell Protection (4)

							Swap Agreements, at Value (7)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$2,590	$(56)	$55	$0	$(1)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(19)	15	0	(4)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	7,900	(364)	257	0	(107)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	11,100	(685)	448	0	(237)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	11,100	(576)	426	0	(150)
					$(1,700)	$1,201	$0	$(499)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.565%	06/07/2018		$1,300	$0	$9	$9	$0
BPS	Pay	CPTFEMU	0.550	10/15/2017	EUR	200	0	1	1	0
	Pay	CPTFEMU	0.806	04/15/2021		1,300	0	27	27	0
CBK	Receive	CPTFEMU	1.178	05/15/2026		1,500	0	(31)	0	(31)
MYC	Receive	CPURNSA	2.058	05/12/2025		$20,200	0	(149)	0	(149)
	Receive	CPURNSA	1.800	07/20/2026		2,600	0	(121)	0	(121)
	Receive	CPURNSA	1.805	09/20/2026		18,400	0	(851)	0	(851)
RYL	Receive	CPTFEMU	1.385	12/15/2026	EUR	1,200	(6)	10	4	0
	Receive	FRCPXTOB	1.140	08/15/2026		1,300	0	(43)	0	(43)

							$(6)	$(1,148)	$41	$(1,195)

Total Return Swaps on Commodity, Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (8)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	SPGCINP Index †	13,993	(0.050)%	08/15/2017	2,476	$0	$(29)	$0	$(29)
FBF	Receive	EURO STOXX 50 Index	122,850	3-Month USD-LIBOR plus a specified spread	06/16/2017	14,756	0	545	545	0
	Receive	Swiss Market Index	1,190	3-Month USD-LIBOR plus a specified spread	06/16/2017	10,084	0	74	74	0
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	9,854	0	(29)	0	(29)
GST	Receive	SPGCINP Index †	2,106	(0.050)%	08/15/2017	373	0	4	4	0
	Pay	SPGCINP Index †	8,034	(0.050)%	08/15/2017	1,421	0	(16)	0	(16)

							$0	$549	$623	$(74)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (9)	8.851%	06/16/2017	$1,233	$0	$37	$37	$0
GST	Pay	GOLDLNPM Index (9)†	7.023	07/29/2020	6,226	0	226	226	0
	Pay	SPGCCLP Index(9)	12.076	06/16/2017	1,232	0	3	3	0
JPM	Pay	GOLDLNPM Index (9)†	9.000	07/24/2020	2,667	0	127	127	0
	Receive	GOLDLNPM Index (9)†	3.861	07/29/2020	5,598	0	(15)	0	(15)
	Receive	GOLDLNPM Index (9)†	3.976	07/29/2020	628	0	0	0	0

						$0	$378	$393	$(15)

Total Swap Agreements						$(3,630)	$1,580	$1,201	$(3,251)

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.
(9)	Variance Swap

(l)	Securities with an aggregate market value of $6,907 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,895	$0	$2,895
Corporate Bonds & Notes
Banking & Finance	0	33,254	0	33,254
Industrials	0	1,051	0	1,051
Utilities	0	6,393	0	6,393
U.S. Government Agencies	0	96,140	0	96,140
U.S. Treasury Obligations	0	269,283	0	269,283
Non-Agency Mortgage-Backed Securities	0	475	0	475
Asset-Backed Securities	0	27,928	0	27,928
Sovereign Issues	0	64,987	0	64,987
Common Stocks
Consumer Discretionary	5,001	0	0	5,001
Consumer Staples	4,340	0	0	4,340
Health Care	6,414	0	0	6,414
Industrials	2,352	0	0	2,352
Information Technology	6,866	0	0	6,866
Materials	7,005	0	0	7,005
Exchange-Traded Funds	41,952	0	0	41,952
Short-Term Instruments
Certificates of Deposit	0	7,119	0	7,119
Repurchase Agreements	0	38,814	0	38,814
Argentina Treasury Bills	0	7,604	0	7,604
Mexico Treasury Bills	0	2,224	0	2,224
U.S. Treasury Bills	0	536	0	536
	$73,930	$558,703	$0	$632,633

Investments in Affiliates, at Value
Mutual Funds	128,692	0	0	128,692
Exchange-Traded Funds	16,633	0	0	16,633
Short-Term Instruments
Central Funds Used for Cash Management Purposes	73,483	0	0	73,483

	$218,808	$0	$0	$218,808

Total Investments	$292,738	$558,703	$0	$851,441

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,098)	$0	$(2,098)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,061	2,608	0	5,669
Over the counter	0	7,322	500	7,822
	$3,061	$9,930	$500	$13,491

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,812)	(2,629)	0	(6,441)
Over the counter	0	(10,779)	0	(10,779)

	$(3,812)	$(13,408)	$0	$(17,220)

Total Financial Derivative Instruments	$(751)	$(3,478)	$500	$(3,729)

Totals	$291,987	$553,127	$500	$845,614

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
BWAY Corp.
6.750% due 03/02/2018		$1,625	$1,625
CenturyLink, Inc.
6.000% due 02/17/2018		4,250	4,228

Total Loan Participations and Assignments (Cost $5,846)			5,853

CORPORATE BONDS & NOTES 89.3%
BANKING & FINANCE 8.4%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		1,000	725
Ally Financial, Inc.
4.125% due 03/30/2020		1,000	1,022
4.625% due 03/30/2025		2,500	2,497
5.125% due 09/30/2024		2,000	2,062
7.500% due 09/15/2020		2,795	3,146
8.000% due 03/15/2020		1,607	1,808
8.000% due 11/01/2031		401	478
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	2,000	2,316
8.250% due 12/15/2018 (c)		$750	790
BNP Paribas S.A.
7.375% due 08/19/2025 (c)		2,500	2,571
7.625% due 03/30/2021 (c)		500	533
CIT Group, Inc.
5.000% due 08/15/2022		4,500	4,722
5.250% due 03/15/2018		1,000	1,028
5.500% due 02/15/2019		1,000	1,054
CoreCivic, Inc.
4.625% due 05/01/2023		1,000	1,004
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		5,000	5,098
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		3,000	3,054
Crescent Communities LLC
8.875% due 10/15/2021		500	523
CyrusOne LP
5.000% due 03/15/2024		250	258
5.375% due 03/15/2027		125	127
Equinix, Inc.
5.375% due 05/15/2027		1,500	1,552
5.875% due 01/15/2026		1,000	1,066
ESH Hospitality, Inc.
5.250% due 05/01/2025		2,000	2,021
FBM Finance, Inc.
8.250% due 08/15/2021		2,250	2,396
Geo Group, Inc.
5.125% due 04/01/2023		1,000	997
GEO Group, Inc.
6.000% due 04/15/2026		750	763
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		1,000	1,084
Howard Hughes Corp.
5.375% due 03/15/2025		1,000	992
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,178
5.710% due 01/15/2026		1,000	971
7.700% due 09/17/2025 (c)		1,000	960
iStar, Inc.
5.000% due 07/01/2019		1,500	1,519
Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,440
7.375% due 04/01/2020		2,000	2,030
Lincoln Finance Ltd.
7.375% due 04/15/2021		750	798
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		6,000	6,361
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		500	488
5.625% due 05/01/2024		750	795
Navient Corp.
4.875% due 06/17/2019		2,000	2,052
5.000% due 10/26/2020		1,000	1,000
5.875% due 10/25/2024		2,250	2,109

6.125% due 03/25/2024	2,500	2,394
6.500% due 06/15/2022	1,000	1,010
6.625% due 07/26/2021	500	519
8.000% due 03/25/2020	1,000	1,089
OneMain Financial Holdings LLC
6.750% due 12/15/2019	1,000	1,049
7.250% due 12/15/2021	1,500	1,579
PHH Corp.
6.375% due 08/15/2021	750	759
Provident Funding Associates LP
6.750% due 06/15/2021	500	513
Quicken Loans, Inc.
5.750% due 05/01/2025	1,500	1,481
RHP Hotel Properties LP
5.000% due 04/15/2023	1,500	1,530
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	2,000	2,025
7.500% due 08/10/2020 (c)	1,000	989
8.625% due 08/15/2021 (c)	1,000	1,045
SBA Communications Corp.
4.875% due 09/01/2024	1,000	990
Societe Generale S.A.
6.000% due 01/27/2020 (c)	1,000	956
7.875% due 12/18/2023 (c)	2,000	2,020
Springleaf Finance Corp.
6.900% due 12/15/2017	2,000	2,059
UniCredit SpA
8.000% due 06/03/2024 (c)	2,000	1,928
Uniti Group, Inc.
7.125% due 12/15/2024	500	509

		91,832

INDUSTRIALS 72.7%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,000	1,041
6.500% due 03/01/2024	500	528
Accudyne Industries Borrower
7.750% due 12/15/2020	3,000	2,542
Adient Global Holdings Ltd.
4.875% due 08/15/2026	1,500	1,476
ADT Corp.
3.500% due 07/15/2022	1,000	963
4.125% due 06/15/2023	1,000	960
4.875% due 07/15/2032	1,000	800
6.250% due 10/15/2021	2,000	2,184
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	1,000	1,013
AdvancePierre Foods Holdings, Inc.
5.500% due 12/15/2024	1,000	1,014
AECOM
5.125% due 03/15/2027	625	628
5.750% due 10/15/2022	625	659
5.875% due 10/15/2024	1,000	1,068
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	3,000	2,917
Alcoa Nederland Holding BV
6.750% due 09/30/2024	500	539
7.000% due 09/30/2026	250	273
Aleris International, Inc.
7.875% due 11/01/2020	1,500	1,489
9.500% due 04/01/2021	1,500	1,620
Allegion PLC
5.875% due 09/15/2023	750	804
Alliance Data Systems Corp.
5.375% due 08/01/2022	750	759
5.875% due 11/01/2021	750	778
6.375% due 04/01/2020	1,250	1,277
Allison Transmission, Inc.
5.000% due 10/01/2024	1,250	1,266
Altice Financing S.A.
6.500% due 01/15/2022	1,000	1,050
6.625% due 02/15/2023	3,000	3,127
7.500% due 05/15/2026	1,000	1,065
Altice Finco S.A.
7.625% due 02/15/2025 (e)	1,500	1,547
Altice Luxembourg S.A.
7.625% due 02/15/2025	3,000	3,182
7.750% due 05/15/2022	2,500	2,659
Altice U.S. Finance Corp.
5.500% due 05/15/2026	1,500	1,545
AMC Networks, Inc.
4.750% due 12/15/2022	1,000	1,008
5.000% due 04/01/2024	2,000	2,007
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	1,000	1,030

5.750% due 12/15/2023	1,000	1,043
Amsted Industries, Inc.
5.000% due 03/15/2022	2,000	2,020
5.375% due 09/15/2024	1,000	1,008
Anglo American Capital PLC
4.125% due 04/15/2021	1,000	1,020
4.450% due 09/27/2020	1,500	1,567
Anixter, Inc.
5.125% due 10/01/2021	500	523
5.500% due 03/01/2023	500	521
Antero Resources Corp.
5.000% due 03/01/2025	1,000	985
5.125% due 12/01/2022	2,000	2,036
5.375% due 11/01/2021	1,250	1,289
Aramark Services, Inc.
5.125% due 01/15/2024	1,500	1,577
Arconic, Inc.
5.125% due 10/01/2024	2,000	2,076
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	250	253
6.000% due 02/15/2025	1,000	1,014
7.250% due 05/15/2024	2,000	2,147
Ashland LLC
4.750% due 08/15/2022	2,000	2,077
6.875% due 05/15/2043	1,250	1,344
Avon International Operations, Inc.
7.875% due 08/15/2022	1,000	1,060
B&G Foods, Inc.
4.625% due 06/01/2021	2,500	2,531
Ball Corp.
5.250% due 07/01/2025	1,750	1,859
BCD Acquisition, Inc.
9.625% due 09/15/2023	1,000	1,085
Belden, Inc.
5.250% due 07/15/2024	1,000	1,003
5.500% due 09/01/2022	1,000	1,025
Berry Plastics Corp.
5.125% due 07/15/2023	1,000	1,029
6.000% due 10/15/2022	1,000	1,061
BlueLine Rental Finance Corp.
9.250% due 03/15/2024	375	385
BMC East LLC
5.500% due 10/01/2024	875	893
BMC Software Finance, Inc.
8.125% due 07/15/2021	2,000	2,025
Boise Cascade Co.
5.625% due 09/01/2024	1,000	1,020
Bombardier, Inc.
4.750% due 04/15/2019	2,000	2,037
7.500% due 03/15/2025	2,000	2,060
7.750% due 03/15/2020	500	536
8.750% due 12/01/2021	1,500	1,646
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	500	501
Boyd Gaming Corp.
6.375% due 04/01/2026	1,500	1,609
6.875% due 05/15/2023	1,000	1,081
Bristow Group, Inc.
6.250% due 10/15/2022	400	324
Builders FirstSource, Inc.
5.625% due 09/01/2024	1,500	1,528
Burger King Worldwide, Inc.
6.000% due 04/01/2022	3,000	3,120
BWAY Holding Co.
5.500% due 04/15/2024 (a)	1,000	1,010
Cable One, Inc.
5.750% due 06/15/2022	1,000	1,043
Cablevision Systems Corp.
5.875% due 09/15/2022	2,000	2,022
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	2,000	2,092
CalAtlantic Group, Inc.
5.250% due 06/01/2026	1,250	1,250
5.375% due 10/01/2022	1,000	1,049
5.875% due 11/15/2024	750	790
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)	2,318	2,313
Cardtronics, Inc.
5.500% due 05/01/2025 (a)	250	254
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023	2,000	2,015
Cascades, Inc.
5.500% due 07/15/2022	750	752
CBS Radio, Inc.
7.250% due 11/01/2024	1,500	1,579

CCO Holdings LLC
5.125% due 02/15/2023		3,000	3,097
5.125% due 05/01/2023		2,000	2,065
5.125% due 05/01/2027		1,500	1,514
5.250% due 09/30/2022		3,000	3,120
5.375% due 05/01/2025		1,000	1,029
5.750% due 09/01/2023		2,750	2,867
5.750% due 02/15/2026		2,375	2,500
5.875% due 04/01/2024		1,000	1,058
5.875% due 05/01/2027		1,000	1,053
Centene Corp.
4.750% due 01/15/2025		1,000	1,008
5.625% due 02/15/2021		1,000	1,049
6.125% due 02/15/2024		1,000	1,076
Central Garden & Pet Co.
6.125% due 11/15/2023		750	795
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	3,060
6.375% due 09/15/2020		1,000	1,031
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,138
Change Healthcare Holdings LLC
5.750% due 03/01/2025		$1,000	1,029
Chemours Co.
6.625% due 05/15/2023		1,500	1,597
7.000% due 05/15/2025		1,000	1,081
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		2,000	2,092
7.000% due 06/30/2024		1,250	1,383
Chesapeake Energy Corp.
8.000% due 12/15/2022		2,500	2,628
Churchill Downs, Inc.
5.375% due 12/15/2021		500	523
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,063
7.625% due 03/15/2020		3,000	3,037
Clearwater Paper Corp.
4.500% due 02/01/2023		1,500	1,462
Cliffs Natural Resources, Inc.
5.750% due 03/01/2025		500	486
CNH Industrial Capital LLC
4.375% due 11/06/2020		1,000	1,036
4.875% due 04/01/2021		500	526
Cogent Communications Group, Inc.
5.375% due 03/01/2022		1,000	1,031
CommScope Technologies LLC
5.000% due 03/15/2027		500	500
6.000% due 06/15/2025		1,250	1,316
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,031
5.500% due 06/15/2024		1,750	1,816
Community Health Systems, Inc.
5.125% due 08/01/2021 (e)		1,000	993
6.250% due 03/31/2023		1,000	1,024
6.875% due 02/01/2022		1,000	860
7.125% due 07/15/2020		1,750	1,610
Concho Resources, Inc.
5.500% due 10/01/2022		750	779
5.500% due 04/01/2023		1,500	1,555
Concordia International Corp.
7.000% due 04/15/2023		1,000	198
9.000% due 04/01/2022		250	182
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	994
Constellium NV
5.750% due 05/15/2024		1,000	930
Continental Resources, Inc.
3.800% due 06/01/2024		2,500	2,344
4.500% due 04/15/2023		3,000	2,940
4.900% due 06/01/2044		1,000	865
5.000% due 09/15/2022		2,500	2,534
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026		1,000	1,003
Cott Holdings, Inc.
5.500% due 04/01/2025		1,000	1,020
CPG Merger Sub LLC
8.000% due 10/01/2021		2,000	2,105
Crown Americas LLC
4.250% due 09/30/2026		1,000	964
4.500% due 01/15/2023		2,000	2,050
CSC Holdings LLC
5.250% due 06/01/2024		2,000	1,997
5.500% due 04/15/2027		1,000	1,019
6.625% due 10/15/2025		1,000	1,090
10.125% due 01/15/2023		1,000	1,162

CST Brands, Inc.
5.000% due 05/01/2023	1,250	1,297
Darling Ingredients, Inc.
5.375% due 01/15/2022	2,000	2,077
DaVita, Inc.
5.000% due 05/01/2025	2,500	2,498
5.125% due 07/15/2024	3,000	3,036
5.750% due 08/15/2022	2,000	2,077
Dean Foods Co.
6.500% due 03/15/2023	1,500	1,567
Diamond Finance Corp.
5.875% due 06/15/2021	500	526
7.125% due 06/15/2024	1,000	1,106
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	500	365
Diamond Resorts International, Inc.
7.750% due 09/01/2023	1,250	1,312
Diamondback Energy, Inc.
4.750% due 11/01/2024	1,000	1,011
5.375% due 05/31/2025	500	515
Digicel Group Ltd.
7.125% due 04/01/2022	2,000	1,565
8.250% due 09/30/2020	1,000	863
Digicel Ltd.
6.000% due 04/15/2021	1,000	914
DISH DBS Corp.
5.000% due 03/15/2023	2,000	2,014
5.125% due 05/01/2020	1,000	1,045
5.875% due 07/15/2022	3,000	3,159
5.875% due 11/15/2024	2,500	2,634
6.750% due 06/01/2021	1,000	1,082
7.750% due 07/01/2026	1,000	1,165
DJO Finance LLC
10.750% due 04/15/2020	500	409
DJO Finco, Inc.
8.125% due 06/15/2021	2,000	1,735
Dollar Tree, Inc.
5.750% due 03/01/2023	2,000	2,140
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,000	985
Dynegy, Inc.
6.750% due 11/01/2019	2,000	2,065
7.375% due 11/01/2022	2,000	1,990
7.625% due 11/01/2024	2,000	1,917
Eldorado Resorts, Inc.
7.000% due 08/01/2023	1,000	1,076
EMC Corp.
3.375% due 06/01/2023	1,000	956
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	1,000	1,095
Endo Finance LLC
5.375% due 01/15/2023	3,000	2,604
5.750% due 01/15/2022	3,000	2,745
6.000% due 07/15/2023	2,500	2,200
6.000% due 02/01/2025	3,500	3,001
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,556
Energy Transfer Equity LP
5.875% due 01/15/2024	1,000	1,068
7.500% due 10/15/2020	2,000	2,240
EnPro Industries, Inc.
5.875% due 09/15/2022	1,500	1,560
Ensco PLC
4.500% due 10/01/2024	1,500	1,271
5.200% due 03/15/2025	1,000	873
5.750% due 10/01/2044	2,000	1,510
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	2,046
First Data Corp.
5.000% due 01/15/2024	3,000	3,064
5.750% due 01/15/2024	3,000	3,106
7.000% due 12/01/2023	4,000	4,300
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,000	1,970
First Quantum Minerals Ltd.
7.000% due 02/15/2021	1,000	1,035
7.250% due 05/15/2022	1,000	1,034
7.250% due 04/01/2023	1,000	1,014
7.500% due 04/01/2025	500	506
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	500	511
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	759	787
9.750% due 03/01/2022	1,000	1,151
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	500	499

2.375% due 03/15/2018	2,000	1,990
3.100% due 03/15/2020	1,500	1,481
3.550% due 03/01/2022	2,000	1,865
3.875% due 03/15/2023	2,000	1,849
4.000% due 11/14/2021	2,500	2,425
5.400% due 11/14/2034	2,500	2,187
6.500% due 11/15/2020	500	514
Fresenius Medical Care U.S. Finance, Inc.
4.750% due 10/15/2024	1,250	1,275
5.875% due 01/31/2022	1,000	1,087
Gardner Denver, Inc.
6.875% due 08/15/2021	7,000	7,262
Gates Global LLC
6.000% due 07/15/2022	4,000	4,090
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	2,000	2,275
General Cable Corp.
5.750% due 10/01/2022	1,000	981
GLP Capital LP
5.375% due 11/01/2023	1,500	1,597
5.375% due 04/15/2026	750	776
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	1,000	1,003
Graphic Packaging International, Inc.
4.125% due 08/15/2024	500	497
4.875% due 11/15/2022	500	525
Gray Television, Inc.
5.125% due 10/15/2024	1,000	990
Griffon Corp.
5.250% due 03/01/2022	3,000	3,030
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	2,000	2,076
Grinding Media, Inc.
7.375% due 12/15/2023	1,000	1,053
Gulfport Energy Corp.
6.000% due 10/15/2024	1,500	1,462
6.375% due 05/15/2025	1,500	1,477
6.625% due 05/01/2023	1,000	1,016
Hanesbrands, Inc.
4.625% due 05/15/2024	1,000	991
4.875% due 05/15/2026	1,000	988
HCA Holdings, Inc.
6.250% due 02/15/2021	3,000	3,246
HCA, Inc.
4.750% due 05/01/2023	3,000	3,135
5.000% due 03/15/2024	2,500	2,628
5.250% due 04/15/2025	2,000	2,130
5.250% due 06/15/2026	1,500	1,575
5.375% due 02/01/2025	2,500	2,606
5.875% due 05/01/2023	1,750	1,894
7.500% due 02/15/2022	2,000	2,292
HD Supply, Inc.
5.250% due 12/15/2021	1,500	1,582
5.750% due 04/15/2024	1,500	1,581
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,000	2,012
Herc Rentals, Inc.
7.500% due 06/01/2022	675	721
Hertz Corp.
5.500% due 10/15/2024 (e)	750	655
5.875% due 10/15/2020	500	481
6.250% due 10/15/2022 (e)	500	478
Hexion, Inc.
6.625% due 04/15/2020	1,500	1,384
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	1,250	1,252
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	993
Hilton Grand Vacations Borrower LLC
6.125% due 12/01/2024	1,000	1,055
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	1,013
4.875% due 04/01/2027	750	759
Hologic, Inc.
5.250% due 07/15/2022	750	789
HudBay Minerals, Inc.
7.250% due 01/15/2023	500	533
7.625% due 01/15/2025	500	545
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	500	500
6.500% due 06/15/2019	450	489
7.625% due 06/15/2021	1,000	1,106
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	750	780
5.000% due 11/15/2025	1,500	1,571

Huntsman International LLC
4.875% due 11/15/2020	1,000	1,048
5.125% due 11/15/2022	1,000	1,050
iHeartCommunications, Inc.
9.000% due 03/01/2021	1,500	1,144
IHO Verwaltungs GmbH
4.500% due 09/15/2023 (b)	1,500	1,487
4.750% due 09/15/2026 (b)	1,500	1,466
Immucor, Inc.
11.125% due 08/15/2019	1,500	1,466
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (e)	1,500	1,507
Informatica LLC
7.125% due 07/15/2023	1,500	1,466
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	826
7.250% due 10/15/2020	1,000	916
7.500% due 04/01/2021	1,000	906
8.000% due 02/15/2024	1,500	1,594
International Game Technology PLC
6.250% due 02/15/2022	2,000	2,145
6.500% due 02/15/2025	1,500	1,605
Jaguar Holding Co.
6.375% due 08/01/2023	3,500	3,666
KFC Holding Co.
5.000% due 06/01/2024	1,000	1,024
5.250% due 06/01/2026	2,000	2,040
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,250	1,328
12.500% due 11/01/2021	1,000	1,112
KLX, Inc.
5.875% due 12/01/2022	3,500	3,622
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,054
Lamar Media Corp.
5.000% due 05/01/2023	1,000	1,035
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	1,023
4.875% due 11/01/2026	1,000	1,023
Laredo Petroleum, Inc.
5.625% due 01/15/2022	1,000	1,003
7.375% due 05/01/2022	1,000	1,043
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,281
5.250% due 03/15/2026	1,000	1,009
5.375% due 01/15/2024	1,000	1,026
5.375% due 05/01/2025	1,000	1,020
LifePoint Health, Inc.
5.375% due 05/01/2024	1,000	1,020
5.500% due 12/01/2021	1,250	1,298
5.875% due 12/01/2023	1,000	1,033
LIN Television Corp.
5.875% due 11/15/2022	750	780
Lions Gate Entertainment Corp.
5.875% due 11/01/2024	500	521
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	1,000	1,003
LKQ Corp.
4.750% due 05/15/2023	1,500	1,500
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	3,500	2,984
5.500% due 04/15/2025	1,000	925
5.625% due 10/15/2023 (e)	1,000	955
5.750% due 08/01/2022	3,000	2,971
Masonite International Corp.
5.625% due 03/15/2023	1,000	1,025
Matador Resources Co.
6.875% due 04/15/2023	500	525
Match Group, Inc.
6.375% due 06/01/2024	500	543
MDC Partners, Inc.
6.500% due 05/01/2024	1,000	959
MGM Resorts International
4.625% due 09/01/2026	1,000	975
6.000% due 03/15/2023	2,000	2,157
6.625% due 12/15/2021	4,000	4,440
6.750% due 10/01/2020	2,000	2,205
7.750% due 03/15/2022	2,000	2,311
8.625% due 02/01/2019	1,000	1,102
MSCI, Inc.
5.250% due 11/15/2024	1,000	1,058
5.750% due 08/15/2025	1,000	1,068
Murphy Oil Corp.
4.000% due 06/01/2022	500	479
4.700% due 12/01/2022	250	243
6.875% due 08/15/2024	1,000	1,063

Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,000	1,053
Nature’s Bounty Co.
7.625% due 05/15/2021	2,000	2,110
NCR Corp.
4.625% due 02/15/2021	1,500	1,538
5.000% due 07/15/2022	2,000	2,040
5.875% due 12/15/2021	500	523
6.375% due 12/15/2023	500	528
Netflix, Inc.
4.375% due 11/15/2026	1,500	1,476
Newfield Exploration Co.
5.375% due 01/01/2026	3,000	3,148
5.625% due 07/01/2024	1,500	1,588
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	750	763
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025	500	499
5.500% due 10/01/2021	2,000	2,082
Nielsen Finance LLC
5.000% due 04/15/2022	1,750	1,794
Noble Holding International Ltd.
4.900% due 08/01/2020	172	170
7.750% due 01/15/2024	1,500	1,447
Norbord, Inc.
6.250% due 04/15/2023	1,000	1,055
Novelis Corp.
5.875% due 09/30/2026	2,500	2,556
6.250% due 08/15/2024	1,000	1,045
NXP BV
4.125% due 06/15/2020	1,000	1,041
4.125% due 06/01/2021	875	910
4.625% due 06/01/2023	1,000	1,061
5.750% due 03/15/2023	3,000	3,172
Oasis Petroleum, Inc.
6.500% due 11/01/2021	750	756
6.875% due 03/15/2022	2,000	2,055
Open Text Corp.
5.875% due 06/01/2026	1,500	1,575
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	8,000	7,480
Oshkosh Corp.
5.375% due 03/01/2025	625	648
Outfront Media Capital LLC
5.875% due 03/15/2025	1,000	1,051
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022	750	783
5.500% due 02/15/2024	500	521
Party City Holdings, Inc.
6.125% due 08/15/2023	1,500	1,526
Penn National Gaming, Inc.
5.625% due 01/15/2027	500	498
Penske Automotive Group, Inc.
5.500% due 05/15/2026	750	737
Performance Food Group, Inc.
5.500% due 06/01/2024	500	513
PetSmart, Inc.
7.125% due 03/15/2023	4,000	3,810
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	2,000	2,025
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	750	762
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	2,000	2,047
5.875% due 01/15/2024	1,000	1,048
Platform Specialty Products Corp.
6.500% due 02/01/2022	3,000	3,127
Ply Gem Industries, Inc.
6.500% due 02/01/2022	3,000	3,152
Post Holdings, Inc.
5.000% due 08/15/2026	3,000	2,880
5.500% due 03/01/2025	500	501
5.750% due 03/01/2027	1,000	1,003
6.000% due 12/15/2022	1,000	1,056
7.750% due 03/15/2024	1,000	1,108
8.000% due 07/15/2025	750	846
PQ Corp.
6.750% due 11/15/2022	750	801
PRA Holdings, Inc.
9.500% due 10/01/2023	1,000	1,115
Precision Drilling Corp.
7.750% due 12/15/2023	1,750	1,851
Prestige Brands, Inc.
5.375% due 12/15/2021	2,750	2,826
6.375% due 03/01/2024	1,500	1,582

Prime Security Services Borrower LLC
9.250% due 05/15/2023		3,250	3,571
PTC, Inc.
6.000% due 05/15/2024		750	801
QEP Resources, Inc.
6.875% due 03/01/2021		2,500	2,669
Qorvo, Inc.
6.750% due 12/01/2023		1,000	1,089
7.000% due 12/01/2025		500	555
Qualitytech LP
5.875% due 08/01/2022		2,000	2,060
Quintiles IMS, Inc.
4.875% due 05/15/2023		2,000	2,037
5.000% due 10/15/2026		2,000	2,012
Quorum Health Corp.
11.625% due 04/15/2023		1,000	876
Rackspace Hosting, Inc.
8.625% due 11/15/2024		1,000	1,056
Range Resources Corp.
4.875% due 05/15/2025		1,000	963
5.000% due 08/15/2022		750	746
5.000% due 03/15/2023		2,000	1,977
5.750% due 06/01/2021		500	515
Revlon Consumer Products Corp.
6.250% due 08/01/2024		750	750
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		2,000	2,057
5.750% due 10/15/2020		1,500	1,545
6.875% due 02/15/2021		648	667
7.000% due 07/15/2024		1,000	1,073
Rice Energy, Inc.
6.250% due 05/01/2022		500	518
7.250% due 05/01/2023		1,000	1,070
Rite Aid Corp.
6.125% due 04/01/2023		2,000	1,990
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,000	1,020
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,250	1,322
6.000% due 01/15/2019		1,500	1,571
6.875% due 04/15/2040		500	524
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	903
4.875% due 06/01/2022		2,000	1,920
5.850% due 01/15/2044		1,000	775
7.375% due 06/15/2025		500	506
RSP Permian, Inc.
5.250% due 01/15/2025		1,000	1,013
6.625% due 10/01/2022		1,000	1,058
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,000	1,086
5.750% due 05/15/2024		1,000	1,092
5.875% due 06/30/2026		1,000	1,104
Sabre GLBL, Inc.
5.250% due 11/15/2023		500	514
5.375% due 04/15/2023		1,500	1,541
Sally Holdings LLC
5.625% due 12/01/2025		2,250	2,258
Schaeffler Finance BV
4.250% due 05/15/2021		2,000	2,037
4.750% due 05/15/2023		1,250	1,291
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	1,191
7.000% due 01/01/2022		1,000	1,071
10.000% due 12/01/2022		1,500	1,605
Scotts Miracle-Gro Co.
6.000% due 10/15/2023		1,375	1,468
Sealed Air Corp.
4.875% due 12/01/2022		500	523
5.125% due 12/01/2024		1,000	1,044
5.250% due 04/01/2023		1,500	1,582
5.500% due 09/15/2025		1,000	1,063
Sensata Technologies BV
4.875% due 10/15/2023		1,500	1,508
5.000% due 10/01/2025		1,000	1,013
5.625% due 11/01/2024		1,250	1,308
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,597
SFR Group S.A.
6.000% due 05/15/2022		5,000	5,200
6.250% due 05/15/2024		4,000	4,040
7.375% due 05/01/2026		2,000	2,067
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	1,000	1,141
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$3,000	3,092

Silversea Cruise Finance Ltd.
7.250% due 02/01/2025	250	264
Sinclair Television Group, Inc.
5.125% due 02/15/2027	1,000	970
5.625% due 08/01/2024	2,000	2,030
Sirius XM Radio, Inc.
5.375% due 04/15/2025	3,000	3,078
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	593
Southwestern Energy Co.
4.100% due 03/15/2022	3,000	2,812
5.800% due 01/23/2020	1,500	1,522
6.700% due 01/23/2025	1,000	995
7.500% due 02/01/2018	50	52
Spectrum Brands, Inc.
5.750% due 07/15/2025	1,500	1,594
6.125% due 12/15/2024	1,000	1,063
6.625% due 11/15/2022	2,000	2,117
Springs Industries, Inc.
6.250% due 06/01/2021	2,000	2,065
SPX FLOW, Inc.
5.625% due 08/15/2024	1,000	1,011
5.875% due 08/15/2026	1,000	1,011
Standard Industries, Inc.
5.000% due 02/15/2027	1,000	983
5.375% due 11/15/2024	4,000	4,072
6.000% due 10/15/2025	2,000	2,075
Steel Dynamics, Inc.
5.000% due 12/15/2026	1,000	1,015
5.125% due 10/01/2021	1,000	1,036
5.500% due 10/01/2024	500	524
6.375% due 08/15/2022	500	523
Sterigenics-Nordion Topco LLC
8.125% due 11/01/2021 (b)	1,000	1,028
Suburban Propane Partners LP
5.750% due 03/01/2025	1,000	990
Sunoco LP
5.500% due 08/01/2020	2,000	2,022
Symantec Corp.
5.000% due 04/15/2025	375	384
T-Mobile USA, Inc.
5.125% due 04/15/2025	1,000	1,038
6.250% due 04/01/2021	1,000	1,031
6.375% due 03/01/2025	2,000	2,160
6.500% due 01/15/2026	2,000	2,195
6.625% due 04/01/2023	3,000	3,209
6.731% due 04/28/2022	1,500	1,558
6.836% due 04/28/2023	2,000	2,145
Teck Resources Ltd.
3.750% due 02/01/2023	1,000	975
4.500% due 01/15/2021	2,750	2,864
4.750% due 01/15/2022	1,000	1,039
6.125% due 10/01/2035	2,000	2,075
6.250% due 07/15/2041	1,000	1,045
8.500% due 06/01/2024	500	578
TEGNA, Inc.
4.875% due 09/15/2021	500	509
5.500% due 09/15/2024	1,000	1,028
Teine Energy Ltd.
6.875% due 09/30/2022	1,000	1,025
Teleflex, Inc.
4.875% due 06/01/2026	750	758
Tempur Sealy International, Inc.
5.500% due 06/15/2026	2,250	2,224
5.625% due 10/15/2023	750	758
Tenet Healthcare Corp.
4.500% due 04/01/2021	2,000	2,010
5.000% due 03/01/2019	1,000	1,007
6.000% due 10/01/2020	1,000	1,060
6.750% due 06/15/2023 (e)	1,000	985
7.500% due 01/01/2022	450	487
8.000% due 08/01/2020	1,000	1,013
8.125% due 04/01/2022	1,000	1,048
Terex Corp.
5.625% due 02/01/2025	750	762
Tesoro Logistics LP
5.250% due 01/15/2025	1,000	1,048
5.875% due 10/01/2020	641	662
6.250% due 10/15/2022	1,500	1,592
Time, Inc.
5.750% due 04/15/2022	1,000	1,045
TransDigm, Inc.
6.000% due 07/15/2022	1,000	1,016
6.375% due 06/15/2026	2,750	2,758
6.500% due 07/15/2024	4,000	4,060

Transocean, Inc.
6.800% due 03/15/2038 (e)		1,500	1,241
7.500% due 04/15/2031		2,500	2,262
9.000% due 07/15/2023		3,000	3,217
TreeHouse Foods, Inc.
4.875% due 03/15/2022		1,000	1,028
6.000% due 02/15/2024		1,000	1,053
Tribune Media Co.
5.875% due 07/15/2022		1,500	1,571
Trinidad Drilling Ltd.
6.625% due 02/15/2025		250	250
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022		1,000	1,056
Triumph Group, Inc.
4.875% due 04/01/2021		1,500	1,455
Tullow Oil PLC
6.250% due 04/15/2022		1,000	940
U.S. Concrete, Inc.
6.375% due 06/01/2024		2,500	2,600
U.S. Foods, Inc.
5.875% due 06/15/2024		1,500	1,564
United Rentals North America, Inc.
4.625% due 07/15/2023		1,000	1,034
5.500% due 07/15/2025		1,250	1,292
5.500% due 05/15/2027		1,500	1,519
5.875% due 09/15/2026		500	523
6.125% due 06/15/2023		500	524
7.625% due 04/15/2022		359	374
Unitymedia GmbH
6.125% due 01/15/2025		1,000	1,058
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		3,000	3,082
5.500% due 01/15/2023		2,500	2,609
Univar USA, Inc.
6.750% due 07/15/2023		1,000	1,043
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	3,000
5.125% due 02/15/2025		4,000	3,950
6.750% due 09/15/2022		1,357	1,429
UPC Holding BV
6.750% due 03/15/2023	CHF	1,000	1,078
UPCB Finance Ltd.
5.375% due 01/15/2025		$1,000	1,011
USG Corp.
5.500% due 03/01/2025		1,250	1,305
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023		1,000	775
5.625% due 12/01/2021		2,000	1,620
5.875% due 05/15/2023		1,000	781
6.125% due 04/15/2025		1,000	774
6.375% due 10/15/2020		1,000	910
6.500% due 03/15/2022		375	387
6.750% due 08/15/2021		1,000	868
7.000% due 03/15/2024		1,125	1,157
7.250% due 07/15/2022		1,500	1,286
7.500% due 07/15/2021		1,500	1,320
Valvoline, Inc.
5.500% due 07/15/2024		500	526
VeriSign, Inc.
4.625% due 05/01/2023		2,000	2,032
5.250% due 04/01/2025		1,000	1,041
Versum Materials, Inc.
5.500% due 09/30/2024		500	518
Videotron Ltd.
5.125% due 04/15/2027 (a)		750	750
5.375% due 06/15/2024		1,250	1,303
Virgin Media Finance PLC
5.750% due 01/15/2025		1,000	1,006
6.000% due 10/15/2024		1,500	1,560
6.375% due 04/15/2023		2,000	2,095
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		1,000	1,010
Vista Outdoor, Inc.
5.875% due 10/01/2023		2,000	1,955
Welbilt, Inc.
9.500% due 02/15/2024		1,000	1,157
WellCare Health Plans, Inc.
5.250% due 04/01/2025		1,250	1,292
WESCO Distribution, Inc.
5.375% due 06/15/2024		1,000	1,030
Western Digital Corp.
7.375% due 04/01/2023		1,000	1,099
WhiteWave Foods Co.
5.375% due 10/01/2022		1,000	1,090
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,500	1,504

5.750% due 03/15/2021 (e)	1,000	999
6.250% due 04/01/2023 (e)	500	500
Williams Cos., Inc.
4.550% due 06/24/2024	2,000	2,025
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	3,000	3,064
7.375% due 04/23/2021	3,000	3,127
WMG Acquisition Corp.
5.000% due 08/01/2023	1,000	1,014
WPX Energy, Inc.
6.000% due 01/15/2022	500	513
7.500% due 08/01/2020	750	799
8.250% due 08/01/2023	1,000	1,117
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,053
5.625% due 10/01/2024	900	952
Wynn Las Vegas LLC
5.375% due 03/15/2022	2,000	2,052
5.500% due 03/01/2025	1,000	1,019
Wynn Macau Ltd.
5.250% due 10/15/2021	1,000	1,023
XPO Logistics, Inc.
6.125% due 09/01/2023	500	522
6.500% due 06/15/2022	1,500	1,581
Zayo Group LLC
5.750% due 01/15/2027	500	529
6.375% due 05/15/2025	1,000	1,083
ZF North America Capital, Inc.
4.750% due 04/29/2025	3,000	3,116
Ziggo Secured Finance BV
5.500% due 01/15/2027	3,000	3,007

		799,224

UTILITIES 8.2%
AES Corp.
4.055% due 06/01/2019	327	328
6.000% due 05/15/2026	1,000	1,040
8.000% due 06/01/2020	1,263	1,456
AmeriGas Partners LP
5.500% due 05/20/2025	1,000	997
5.750% due 05/20/2027	500	496
Antero Midstream Partners LP
5.375% due 09/15/2024	500	510
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	2,035
Calpine Corp.
5.375% due 01/15/2023	4,000	4,070
5.750% due 01/15/2025	3,000	2,992
CenturyLink, Inc.
5.800% due 03/15/2022	1,000	1,034
6.450% due 06/15/2021	1,000	1,067
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,043
5.875% due 07/01/2025	500	502
7.250% due 12/01/2020	500	512
Extraction Oil & Gas Holdings LLC
7.875% due 07/15/2021	500	530
Frontier Communications Corp.
6.875% due 01/15/2025	3,000	2,497
7.125% due 03/15/2019	1,125	1,192
8.875% due 09/15/2020	500	529
10.500% due 09/15/2022	1,500	1,526
11.000% due 09/15/2025	1,250	1,218
Genesis Energy LP
5.625% due 06/15/2024	1,000	983
6.000% due 05/15/2023	1,250	1,262
6.750% due 08/01/2022	1,500	1,554
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,043
NGL Energy Partners LP
6.125% due 03/01/2025	750	731
7.500% due 11/01/2023	500	519
NGPL PipeCo LLC
7.119% due 12/15/2017	1,250	1,291
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,356
NRG Energy, Inc.
6.250% due 07/15/2022	2,500	2,569
6.250% due 05/01/2024	1,000	1,002
6.625% due 03/15/2023	1,500	1,542
6.625% due 01/15/2027	1,500	1,504
7.625% due 01/15/2018	382	396
7.875% due 05/15/2021	232	240
NRG Yield Operating LLC
5.000% due 09/15/2026	1,000	978

NSG Holdings LLC
7.750% due 12/15/2025	1,357	1,466
Parsley Energy LLC
5.375% due 01/15/2025	1,000	1,017
6.250% due 06/01/2024	1,000	1,065
PBF Logistics LP
6.875% due 05/15/2023	500	509
Petrobras Global Finance BV
6.125% due 01/17/2022	500	526
6.250% due 03/17/2024	250	257
7.375% due 01/17/2027	500	530
Red Oak Power LLC
8.540% due 11/30/2019	379	381
Sprint Capital Corp.
6.900% due 05/01/2019	2,000	2,140
8.750% due 03/15/2032	2,750	3,314
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	2,050
7.000% due 03/01/2020	1,000	1,092
7.000% due 08/15/2020	2,000	2,152
9.000% due 11/15/2018	1,500	1,637
Sprint Corp.
7.125% due 06/15/2024	2,500	2,675
7.250% due 09/15/2021	4,000	4,329
7.625% due 02/15/2025 (e)	2,000	2,190
7.875% due 09/15/2023	4,000	4,440
Talen Energy Supply LLC
4.625% due 07/15/2019	1,000	1,025
6.500% due 06/01/2025 (e)	1,000	853
Tallgrass Energy Partners LP
5.500% due 09/15/2024	1,000	1,010
Targa Resources Partners LP
4.125% due 11/15/2019	750	766
4.250% due 11/15/2023	1,000	983
5.250% due 05/01/2023	2,000	2,055
6.375% due 08/01/2022	375	389
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	1,016
Telecom Italia SpA
5.303% due 05/30/2024	4,000	4,060
Tenaska Alabama Partners LP
7.000% due 06/30/2021	919	949
TerraForm Power Operating LLC
6.375% due 02/01/2023	2,000	2,087
6.625% due 06/15/2025	500	536

		90,043

Total Corporate Bonds & Notes (Cost $958,735)		981,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns ALT-A Trust
3.404% due 11/25/2036 ^	519	473
Countrywide Alternative Loan Trust
1.208% due 05/20/2046 ^	92	60
Countrywide Home Loan Mortgage Pass-Through Trust
1.622% due 03/25/2035	47	37
3.048% due 05/20/2036 ^	309	260
GSR Mortgage Loan Trust
3.127% due 04/25/2035	6	6
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	426	384
WaMu Mortgage Pass-Through Certificates Trust
2.716% due 12/25/2036 ^	344	317

Washington Mutual Mortgage Pass-Through Certificates Trust
1.608% due 05/25/2046	30	25

Total Non-Agency Mortgage-Backed Securities (Cost $1,071)		1,562

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
1.052% due 01/25/2037 ^	88	34

Total Asset-Backed Securities (Cost $60)		34

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		388

Total Short-Term Instruments (Cost $388)		388

Total Investments in Securities (Cost $966,100)		988,936

	SHARES
INVESTMENTS IN AFFILIATES 11.0%
SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short-Term Floating NAV Portfolio III	12,274,445	121,345

Total Short-Term Instruments (Cost $121,342)		121,345

Total Investments in Affiliates (Cost $121,342)		121,345

Total Investments 101.0% (Cost $1,087,442)		$1,110,281
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $0)		(26)
Other Assets and Liabilities, net (1.0)%		(11,114)

Net Assets 100.0%		$1,099,141

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$388	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(396)	$388	$388

Total Repurchase Agreements						$(396)	$388	$388

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(4.000)%	03/29/2017	TBD	(4)	$(440)	$(440)
	(3.250)	03/29/2017	TBD	(4)	(605)	(605)
	(3.000)	10/26/2016	10/26/2017		(429)	(423)
	(1.000)	01/27/2017	TBD	(4)	(738)	(737)
	(1.000)	03/31/2017	TBD	(4)	(891)	(891)
	(0.500)	10/11/2016	10/11/2017		(1,404)	(1,400)
	(0.500)	03/10/2017	TBD	(4)	(898)	(898)
	(0.250)	03/27/2017	TBD	(4)	(864)	(864)
	0.250	03/17/2017	TBD	(4)	(3,395)	(3,395)
RDR	(0.750)	12/12/2016	12/12/2017		(718)	(716)

Total Reverse Repurchase Agreements						$(10,369)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(10,604) at a weighted average interest rate of (0.511)%.
(4)	Open maturity reverse repurchase agreement.

(e)	Securities with an aggregate market value of $11,558 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$4,800	$400	$25	$2	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	7,350	600	50	4	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	4,950	426	41	2	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	29,700	2,349	287	14	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	10,000	725	30	3	(2)

				$4,500	$433	$25	$(2)

Total Swap Agreements				$4,500	$433	$25	$(2)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $2,290 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
GLM	04/2017	EUR	3,431	$3,618	$0	$(43)
HUS	05/2017		919	984	2	0
JPM	04/2017	CHF	1,051	1,041	0	(8)

Total Forward Foreign Currency Contracts					$2	$(51)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,625	$4,228	$5,853
Corporate Bonds & Notes
Banking & Finance	0	91,832	0	91,832
Industrials	750	798,474	0	799,224
Utilities	0	90,043	0	90,043
Non-Agency Mortgage-Backed Securities	0	1,562	0	1,562
Asset-Backed Securities	0	34	0	34
Short-Term Instruments
Repurchase Agreements	0	388	0	388
	$750	$983,958	$4,228	$988,936

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121,345	$0	$0	$121,345

Total Investments	$122,095	$983,958	$4,228	$1,110,281

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	2	0	2
	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(51)	0	(51)

	$0	$(53)	$0	$(53)

Total Financial Derivative Instruments	$0	$(26)	$0	$(26)

Totals	$122,095	$983,932	$4,228	$1,110,255

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Income Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
AmWINS Group, Inc.
TBD% due 01/25/2024		$15	$15
Avolon Holdings Ltd.
2.250% due 09/20/2020		10	10
3.500% due 03/20/2022		81	82
BWAY Corp.
3.500% due 03/22/2024		20	20
Cortes NP Acquisition Corp.
TBD% due 11/30/2023		97	98
Cyxtera Technologies, Inc.
4.750% due 03/28/2024		13	13
Diamond Resorts Corp.
TBD% due 08/11/2023		100	100
Energy Future Intermediate Holding Co. LLC
TBD% due 06/30/2017		3,914	3,917
Hilton Worldwide Finance LLC
TBD% due 10/26/2020		107	108
TBD% due 10/25/2023		1,450	1,464
Ineos Finance PLC
3.250% due 04/01/2024	EUR	100	107
Las Vegas Sands LLC
TBD% due 12/19/2020		$1,153	1,155
Restaurant Brands International, Inc.
3.250% due 02/14/2024		23	23
RPI Finance Trust
2.250% due 03/27/2023		34	34
Sprint Communications, Inc.
TBD% due 02/02/2024		100	100
TEX Operations Co. LLC
TBD% due 08/04/2023		50	49
UPC Financing Partnership
TBD% due 04/15/2025		100	101
Yum! Brands, Inc.
TBD% due 06/16/2023		1,592	1,611

Total Loan Participations and Assignments (Cost $8,963)			9,007

CORPORATE BONDS & NOTES 29.1%
BANKING & FINANCE 17.3%
Barclays Bank PLC
7.625% due 11/21/2022		400	438
7.750% due 04/10/2023		900	948
Barclays PLC
4.375% due 01/12/2026		1,000	1,015
7.875% due 09/15/2022 (d)	GBP	300	390
CIT Group, Inc.
5.250% due 03/15/2018		$1,200	1,234
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (d)		1,000	1,016
Crown Castle International Corp.
4.000% due 03/01/2027		16	16
CyrusOne LP
5.000% due 03/15/2024		12	12
5.375% due 03/15/2027		6	6
Deutsche Bank AG
4.250% due 10/14/2021		1,270	1,303
Equinix, Inc.
5.375% due 05/15/2027		35	36
Howard Hughes Corp.
5.375% due 03/15/2025		37	37
HSBC Holdings PLC
3.600% due 05/25/2023		430	437
International Lease Finance Corp.
6.250% due 05/15/2019		1,375	1,482
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	400	548
7.875% due 06/27/2029 (d)		1,750	2,440
National Australia Bank Ltd.
1.375% due 07/12/2019		$300	296
Navient Corp.
4.625% due 09/25/2017		700	706
6.500% due 06/15/2022		118	119
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	60,300	8,726

Nykredit Realkredit A/S
2.500% due 10/01/2047		3,107	453
3.000% due 10/01/2047		9,436	1,411
Realkredit Danmark A/S
2.000% due 04/01/2017		5,220	749
2.500% due 10/01/2037		8,420	1,256
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		$200	198
8.000% due 08/10/2025 (d)		1,600	1,592
Santander Holdings USA, Inc.
2.504% due 11/24/2017		100	101
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (d)	GBP	1,950	2,562
Societe Generale S.A.
7.875% due 12/18/2023 (d)		$200	202
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,861
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	100	120
Synchrony Financial
2.438% due 11/09/2017		$900	905
UBS Group AG
5.750% due 02/19/2022 (d)	EUR	1,650	1,907
Wells Fargo & Co.
2.153% due 01/24/2023		$1,900	1,923

			36,445

INDUSTRIALS 8.7%
Actavis Funding SCS
2.350% due 03/12/2018		1,800	1,808
Air Canada Pass-Through Trust
3.600% due 09/15/2028		702	707
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,700	3,053
AMC Entertainment Holdings, Inc.
6.125% due 05/15/2027		$24	24
American Airlines Pass-Through Trust
4.000% due 01/15/2027		826	853
B&G Foods, Inc.
5.250% due 04/01/2025 (a)		28	28
British Airways Pass-Through Trust
4.625% due 12/20/2025		263	280
Broadcom Corp.
2.375% due 01/15/2020		85	85
3.000% due 01/15/2022		140	140
3.625% due 01/15/2024		8	8
3.875% due 01/15/2027		79	80
BWAY Holding Co.
5.500% due 04/15/2024 (a)		48	49
7.250% due 04/15/2025 (a)		34	34
Cardtronics, Inc.
5.500% due 05/01/2025 (a)		11	11
CDW LLC
5.000% due 09/01/2025		21	21
Chobani LLC
7.500% due 04/15/2025 (a)		26	27
CommScope Technologies LLC
5.000% due 03/15/2027		24	24
Community Health Systems, Inc.
6.250% due 03/31/2023		52	53
Cott Holdings, Inc.
5.500% due 04/01/2025		16	16
CVS Pass-Through Trust
5.789% due 01/10/2026		326	358
Diamond Resorts International, Inc.
7.750% due 09/01/2023		221	232
Dole Food Co., Inc.
7.250% due 06/15/2025 (a)		23	23
Eagle Acquisition Co. LLC
6.000% due 04/01/2025		9	9
Gartner, Inc.
5.125% due 04/01/2025		17	17
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027		13	13
Hexion, Inc.
10.375% due 02/01/2022		18	18
13.750% due 02/01/2022		20	19
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		67	68
4.875% due 04/01/2027		43	44
iHeartCommunications, Inc.
9.000% due 12/15/2019		92	79
9.000% due 03/01/2021		1,785	1,361
9.000% due 09/15/2022		34	26

Lifestorage, LP
3.500% due 07/01/2026		900	863
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		6	6
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		600	604
Norwegian Air Shuttle ASA Pass Through Trust
4.875% due 11/10/2029		436	443
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		43	45
5.500% due 02/15/2024		13	14
PropCo
8.000% due 04/15/2023 (e)		1,000	1,018
SBA Tower Trust
2.877% due 07/15/2021		900	896
SFR Group S.A.
7.375% due 05/01/2026		1,700	1,757
Smithfield Foods, Inc.
2.700% due 01/31/2020		10	10
Symantec Corp.
5.000% due 04/15/2025		15	15
T-Mobile USA, Inc.
4.000% due 04/15/2022		24	25
Team Health Holdings, Inc.
6.375% due 02/01/2025		5	5
Tech Data Corp.
3.700% due 02/15/2022		10	10
4.950% due 02/15/2027		12	12
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		920	932
Thomson Reuters Corp.
6.500% due 07/15/2018		400	423
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		29	30
7.000% due 03/15/2024		56	58
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		1,600	1,596
WellCare Health Plans, Inc.
5.250% due 04/01/2025		32	33
Wyndham Worldwide Corp.
4.150% due 04/01/2024		11	11
4.500% due 04/01/2027		12	12

			18,386

UTILITIES 3.1%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		800	831
6.510% due 03/07/2022		500	555
9.250% due 04/23/2019		2,400	2,696
Petrobras Global Finance BV
6.125% due 01/17/2022		75	79
7.375% due 01/17/2027		102	108
8.375% due 05/23/2021		537	609
8.750% due 05/23/2026		100	116
Telecom Italia SpA
7.375% due 12/15/2017	GBP	700	914
Verizon Communications, Inc.
2.137% due 03/16/2022		$50	50
3.125% due 03/16/2022		100	100
4.125% due 03/16/2027		160	163
4.125% due 08/15/2046		30	26
5.250% due 03/16/2037		100	104
5.500% due 03/16/2047		60	63

			6,414

Total Corporate Bonds & Notes (Cost $61,339)			61,245

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		40	41
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		275	251

Total Municipal Bonds & Notes (Cost $305)			292

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
3.000% due 08/01/2027 - 09/01/2027		761	783
3.500% due 03/01/2045		3,069	3,142
Fannie Mae, TBA
2.500% due 05/01/2032		2,000	1,998

3.000% due 05/01/2032		1,500	1,536
3.500% due 05/01/2047		4,000	4,083
Freddie Mac, TBA
3.000% due 04/01/2047		10,000	9,907
Ginnie Mae
1.380% due 04/20/2066		1,825	1,828
3.829% due 09/20/2066		398	440
NCUA Guaranteed Notes
1.148% due 11/06/2017		190	190
1.234% due 03/06/2020		293	293

Total U.S. Government Agencies (Cost $24,161)			24,200

U.S. TREASURY OBLIGATIONS 20.8%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,358
U.S. Treasury Notes
1.375% due 04/30/2021		2,800	2,753
1.750% due 11/30/2021 (h)		1,900	1,888
1.750% due 03/31/2022		700	693
1.750% due 05/15/2022		700	693
1.750% due 09/30/2022		1,400	1,379
1.750% due 05/15/2023		1,400	1,370
1.875% due 01/31/2022 (f)		11,200	11,176
1.875% due 02/28/2022 (f)		3,100	3,093
1.875% due 08/31/2022		1,400	1,389
2.000% due 07/31/2022 (j)		900	900
2.000% due 11/15/2026		1,600	1,545
2.125% due 12/31/2021		3,600	3,634
2.125% due 06/30/2022		2,400	2,416
2.125% due 02/29/2024		1,500	1,492
2.250% due 12/31/2023 (f)		7,630	7,657
2.250% due 01/31/2024		370	371

Total U.S. Treasury Obligations (Cost $43,835)			43,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
American Home Mortgage Investment Trust
6.600% due 06/25/2036		6,726	2,941
Banc of America Alternative Loan Trust
6.000% due 01/25/2035		261	261
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.680% due 06/10/2039		1,300	1,284
Bear Stearns Commercial Mortgage Securities Trust
5.768% due 06/11/2040		3,200	3,208
Chase Mortgage Finance Trust
3.148% due 12/25/2035 ^		3,368	3,264
Credit Suisse Mortgage Capital Certificates
3.298% due 08/27/2036		2,311	2,336
Eurosail PLC
1.294% due 06/13/2045	GBP	2,863	3,426
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	1,650	1,391
HarborView Mortgage Loan Trust
1.218% due 03/19/2036		$126	95
JPMorgan Chase Commercial Mortgage Securities Corp. Pass-Through Trust
5.763% due 05/15/2041		785	789
Juno Eclipse Ltd.
0.000% due 11/20/2022	EUR	1,617	1,711
WaMu Mortgage Pass-Through Certificates Trust
2.732% due 03/25/2033		$142	142
Washington Mutual Mortgage Pass-Through Certificates Trust
1.488% due 10/25/2046		5,261	3,179
Wells Fargo Mortgage-Backed Securities Trust
3.094% due 01/25/2035		23	23

Total Non-Agency Mortgage-Backed Securities (Cost $24,181)			24,050

ASSET-BACKED SECURITIES 29.5%
Aegis Asset-Backed Securities Trust
1.152% due 01/25/2037		6,887	4,989
ALESCO Preferred Funding Ltd.
1.636% due 12/23/2034		1,525	1,365
Aspen Funding Ltd.
2.610% due 07/10/2037		600	588
Asset-Backed Funding Certificates Trust
1.122% due 11/25/2036		5,701	3,827
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024		473	473
Citigroup Mortgage Loan Trust, Inc.
1.142% due 12/25/2036		2,303	1,423
1.242% due 03/25/2037		40	31
Countrywide Asset-Backed Certificates
1.202% due 06/25/2047		900	732

Countrywide Asset-Backed Certificates Trust
1.512% due 05/25/2036		9,800	6,884
Denali Capital CLO Ltd.
1.271% due 01/22/2022		841	840
EFS Volunteer LLC
1.888% due 10/25/2035		1,800	1,801
Flatiron CLO Ltd.
2.190% due 01/17/2026		1,870	1,871
Harbourmaster CLO BV
0.321% due 05/08/2023	EUR	1,750	1,834
HSI Asset Securitization Corp. Trust
1.092% due 12/25/2036		$1,351	579
1.122% due 01/25/2037		4,711	3,471
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.282% due 03/25/2036		5,000	3,662
IXIS Real Estate Capital Trust
1.132% due 01/25/2037		4,748	2,348
Limerock CLO Ltd.
2.310% due 04/18/2026		1,800	1,805
Lockwood Grove CLO Ltd.
2.508% due 04/25/2025		1,575	1,574
Madison Park Funding Ltd.
1.275% due 02/26/2021		1,261	1,261
Merrill Lynch Mortgage Investors Trust
1.052% due 04/25/2047		8,016	4,702
Morgan Stanley ABS Capital, Inc. Trust
1.052% due 10/25/2036		3,037	1,830
1.062% due 11/25/2036		6,913	4,263
Mountain Hawk CLO Ltd.
2.190% due 07/22/2024		1,200	1,196
Option One Mortgage Loan Trust
1.342% due 01/25/2036		5,000	4,109
Putnam Structured Product CDO Ltd.
1.538% due 01/10/2038		1,153	1,149
Symphony CLO Ltd.
2.285% due 07/14/2026		1,900	1,903
Trapeza CDO Ltd.
1.448% due 01/25/2035		1,708	1,392

Total Asset-Backed Securities (Cost $58,477)			61,902

SOVEREIGN ISSUES 0.8%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	113
Kuwait International Government Bond
2.750% due 03/20/2022		$274	275
3.500% due 03/20/2027		900	911
Saudi Government International Bond
4.500% due 10/26/2046		400	395

Total Sovereign Issues (Cost $1,670)			1,694

SHORT-TERM INSTRUMENTS 4.2%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.906% due 09/08/2017		400	401
Credit Suisse AG
1.920% due 09/12/2017		900	902
Mitsubishi UFJ Trust & Banking Corp.
1.872% due 09/19/2017		200	201
Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		210	211
1.882% due 09/18/2017		500	501

			2,216

SHORT-TERM NOTES 0.9%
Holmes Master Issuer PLC
1.512% due 04/15/2017		1,800	1,801

ARGENTINA TREASURY BILLS 0.5%
3.048% due 05/26/2017 - 12/15/2017 (b)(c)		$1,025	1,008

JAPAN TREASURY BILLS 1.7%
(0.275)% due 05/01/2017 (b)(c)	JPY	400,000	3,593

Total Short-Term Instruments (Cost $8,518)		8,618

Total Investments in Securities (Cost $231,449)		234,815

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	471,535	4,662

Total Short-Term Instruments (Cost $4,662)		4,662

Total Investments in Affiliates (Cost $4,662)		4,662

Total Investments 113.9% (Cost $236,111)		$239,477
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(1,717))		49
Other Assets and Liabilities, net (13.9)%		(29,308)

Net Assets 100.0%		$210,218

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
PropCo	8.000%	04/15/2023	03/21/2017	$1,017	$1,018	0.48%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.000%	03/27/2017	04/03/2017	$(11,200)	$(11,202)
GRE	0.770	02/16/2017	04/17/2017	(1,998)	(2,000)

Total Reverse Repurchase Agreements					$(13,202)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
GSC	0.700%	03/28/2017	04/04/2017	$(900)	$(900)

Total Sale-Buyback Transactions					$(900)

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	05/01/2047	$3,000	$(2,971)	$(2,970)
U.S. Treasury Notes	1.125	09/30/2021	190	(184)	(184)

Total Short Sales				$(3,155)	$(3,154)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(11,455) at a weighted average interest rate of 0.534%.

(f)	Securities with an aggregate market value of $14,081 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Long	06/2017	91	$37	$20	$0

Total Futures Contracts				$37	$20	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-27 05-Year Index	5.000%	12/20/2021	$8,415	$(682)	$(160)	$0	$(6)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	5.850%	05/02/2022		3,400	$(11)	$(13)	$0	$0
Pay	3-Month USD-LIBOR	2.750	06/17/2026		15,800	(133)	(520)	10	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		18,300	704	1,084	4	(24)
Receive (4)	3-Month USD-LIBOR	1.500	06/21/2024		11,600	(600)	(27)	16	0
Receive (4)	3-Month USD-LIBOR	1.500	06/21/2027		13,900	1,193	74	0	(23)
Receive (4)	3-Month USD-LIBOR	1.750	06/21/2047		4,400	916	112	0	(7)
Pay (4)	3-Month ZAR-JIBAR	8.000	09/20/2027	ZAR	21,000	(25)	(6)	0	(9)
Receive (4)	3-Month ZAR-JIBAR	8.250	09/20/2027		21,300	1	(7)	0	(7)
Receive	6-Month JPY-LIBOR	0.000	09/20/2026	JPY	490,000	105	(1)	5	0
Receive (4)	6-Month JPY-LIBOR	0.450	03/20/2029		1,256,000	(33)	(11)	20	0
Receive (4)	6-Month JPY-LIBOR	0.415	03/25/2029		50,000	0	0	1	0
Receive (4)	6-Month JPY-LIBOR	0.400	03/27/2029		90,000	2	1	1	0
Receive (4)	6-Month JPY-LIBOR	0.450	03/29/2029		90,000	(2)	1	1	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021	MXN	25,500	(99)	(71)	2	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		76,000	(234)	(226)	6	0
Pay	28-Day MXN-TIIE	5.680	05/28/2021		14,900	(45)	(45)	1	0
Pay	28-Day MXN-TIIE	5.650	06/02/2021		10,300	(31)	(31)	1	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		2,000	(6)	(1)	0	0
Pay	28-Day MXN-TIIE	5.900	07/20/2021		22,200	(59)	(60)	2	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		4,300	(4)	(1)	0	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021		18,800	(54)	6	2	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		5,900	(2)	(1)	1	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		1,200	0	0	0	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		900	0	0	0	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		1,200	0	0	0	0
Pay	28-Day MXN-TIIE	7.538	02/23/2022		4,400	3	3	1	0
Pay	28-Day MXN-TIIE	5.795	06/02/2023		2,900	(12)	(12)	0	0
Pay	28-Day MXN-TIIE	6.350	09/01/2023		900	(2)	(3)	0	0
Pay	28-Day MXN-TIIE	5.950	01/30/2026		3,000	(16)	3	1	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026		12,400	(59)	(16)	2	0
Pay	28-Day MXN-TIIE	6.490	09/08/2026		3,800	(13)	(15)	1	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		200	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	02/02/2027		9,000	16	17	2	0
Pay	28-Day MXN-TIIE	8.010	02/04/2027		2,900	7	7	1	0
Pay	28-Day MXN-TIIE	7.818	02/17/2027		5,200	8	8	1	0

						$1,515	$249	$82	$(70)

Total Swap Agreements						$833	$89	$82	$(76)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $593 and cash of $1,667 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2017	EUR	2,883	$	3,112	$36	$0
BOA	04/2017	DKK	5,324		808	45	0
	04/2017	EUR	8,487		9,002	0	(52)
	04/2017	$	3,089	DKK	21,162	0	(54)
	04/2017		5,128	JPY	570,289	0	(6)
	04/2017		3,020	MXN	62,057	288	0
	05/2017	JPY	570,289	$	5,134	6	0
	07/2017	DKK	21,162		3,103	54	0
BPS	04/2017	AUD	214		161	0	(3)
	04/2017	JPY	574,588		5,127	1	(35)
	04/2017	$	10,180	EUR	9,439	0	(110)
	05/2017	EUR	9,439	$	10,193	111	0
BRC	04/2017	$	1,063	RUB	61,911	33	0
CBK	04/2017	DKK	21,305	$	3,095	40	0
	04/2017	$	131	MXN	2,480	1	0
	05/2017	JPY	400,000	$	3,547	0	(50)
GLM	04/2017	GBP	1,831		2,227	0	(67)
	04/2017	MXN	2,327		112	0	(12)
	04/2017	$	12,270	GBP	9,875	102	0
	05/2017	GBP	9,875	$	12,279	0	(102)
	10/2017	DKK	60,903		9,335	519	0
MSB	04/2017	GBP	8,044		10,088	10	0
	04/2017	JPY	13,401		117	0	(3)
SCX	04/2017	AUD	2,129		1,629	2	0
	04/2017	$	2,044	EUR	1,931	16	0

Total Forward Foreign Currency Contracts						$1,264	$(494)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2022	1.298%	$100	$(2)	$1	$0	$(1)
BPS	Petrobras Global Finance BV	1.000	12/20/2021	2.820	100	(15)	7	0	(8)
BRC	Brazil Government International Bond	1.000	12/20/2021	2.050	300	(16)	2	0	(14)
	Colombia Government International Bond	1.000	12/20/2021	1.193	110	(4)	3	0	(1)
	Russia Government International Bond	1.000	12/20/2021	1.494	550	(16)	4	0	(12)
	Russia Government International Bond	1.000	06/20/2022	1.655	4,400	(154)	16	0	(138)
CBK	Russia Government International Bond	1.000	06/20/2022	1.655	260	(9)	1	0	(8)
GST	Brazil Government International Bond	1.000	06/20/2021	1.800	4,090	(451)	323	0	(128)
	Brazil Government International Bond	1.000	12/20/2021	2.050	200	(10)	1	0	(9)
	Petrobras Global Finance BV	1.000	06/20/2021	2.543	460	(86)	58	0	(28)
	Petrobras Global Finance BV	1.000	12/20/2021	2.820	600	(94)	47	0	(47)

						$(857)	$463	$0	$(394)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.9 Index	0.500%	09/17/2058	$16,500	$(860)	$507	$0	$(353)

Total Swap Agreements					$(1,717)	$970	$0	$(747)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $851 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,007	$0	$9,007
Corporate Bonds & Notes
Banking & Finance	0	36,445	0	36,445
Industrials	0	17,368	1,018	18,386
Utilities	0	6,414	0	6,414
Municipal Bonds & Notes
Illinois	0	292	0	292
U.S. Government Agencies	0	24,200	0	24,200
U.S. Treasury Obligations	0	43,807	0	43,807
Non-Agency Mortgage-Backed Securities	0	24,050	0	24,050
Asset-Backed Securities	0	61,902	0	61,902
Sovereign Issues	0	1,694	0	1,694
Short-Term Instruments
Certificates of Deposit	0	2,216	0	2,216
Short-Term Notes	0	1,801	0	1,801
Japan Treasury Bills	0	3,593	0	3,593
Argentina Treasury Bills	0	1,008	0	1,008
	$0	$233,797	$1,018	$234,815

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,662	$0	$0	$4,662

Total Investments	$4,662	$233,797	$1,018	$239,477

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,970)	0	(2,970)
U.S. Treasury Obligations	0	(184)	0	(184)
	$0	$(3,154)	$0	$(3,154)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	82	0	102
Over the counter	0	1,264	0	1,264
	$20	$1,346	$0	$1,366

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(76)	0	(76)
Over the counter	0	(1,241)	0	(1,241)

	$0	$(1,317)	$0	$(1,317)

Total Financial Derivative Instruments	$20	$29	$0	$49

Totals	$4,682	$230,672	$1,018	$236,372

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.3%
CORPORATE BONDS & NOTES 1.0%
INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$700	$678
3.100% due 04/07/2030	700	674
Vessel Management Services, Inc.
3.432% due 08/15/2036	620	609

		1,961

UTILITIES 0.4%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,200	1,155

Total Corporate Bonds & Notes (Cost $3,219)		3,116

U.S. GOVERNMENT AGENCIES 13.9%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)	2,500	1,607
1.042% due 07/25/2037	19	18
1.432% due 08/25/2021	2	2
1.582% due 08/25/2022	1	1
1.882% due 04/25/2032	4	4
2.750% due 11/01/2031	696	664
3.000% due 09/25/2046	2,264	2,047
3.090% due 12/01/2036	1,700	1,580
3.208% due 01/01/2033	4	4
3.580% due 08/01/2030	1,700	1,699
3.600% due 02/01/2040	1,526	1,535
3.610% due 07/01/2029	900	926
3.700% due 09/01/2034	1,537	1,583
3.950% due 12/01/2045	3,000	3,048
4.250% due 05/25/2037	76	87
4.500% due 06/25/2019	26	27
5.000% due 04/25/2032 - 08/25/2033	357	403
5.500% due 12/25/2035	110	125
5.625% due 07/15/2037	400	539
6.080% due 09/01/2028	64	82
6.500% due 07/25/2031	109	123
6.625% due 11/15/2030	900	1,271
Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047	5,000	4,957
Federal Housing Administration
6.896% due 07/01/2020	40	39
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (a)	2,800	1,684
1.312% due 01/15/2033	8	8
1.612% due 02/15/2027	3	3
1.814% due 10/25/2044	34	34
1.912% due 02/15/2021	4	4
3.000% due 04/15/2053	1,297	1,213
4.000% due 06/15/2032 - 09/15/2044	4,732	4,961
5.500% due 08/15/2030 - 02/15/2034	408	454
6.750% due 03/15/2031	200	287
7.000% due 07/15/2023 - 12/01/2031	9	10
Ginnie Mae
2.125% due 08/20/2030	4	4
3.500% due 01/20/2044	643	631
6.000% due 08/20/2033	1,084	1,272
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 01/15/2030 (a)	4,000	3,046
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	1,862
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (a)	3,200	2,243
Small Business Administration
5.240% due 08/01/2023	70	75
5.290% due 12/01/2027	143	154
Tennessee Valley Authority
4.625% due 09/15/2060	300	343

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	800	517

Total U.S. Government Agencies (Cost $40,945)		41,176

U.S. TREASURY OBLIGATIONS 84.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	7,500	6,739
2.750% due 08/15/2042	3,000	2,860
2.750% due 11/15/2042 (d)	29,600	28,185
2.875% due 05/15/2043 (d)	12,200	11,878
2.875% due 08/15/2045 (d)	19,260	18,676
2.875% due 11/15/2046 (d)	810	786
3.000% due 11/15/2044 (g)	1,400	1,394
3.000% due 05/15/2045 (d)	8,500	8,450
3.000% due 11/15/2045 (d)	10,500	10,434
3.000% due 02/15/2047	1,100	1,096
3.125% due 02/15/2043 (d)	37,550	38,296
3.375% due 05/15/2044 (d)	28,380	30,284
3.625% due 08/15/2043 (d)	4,500	5,011
3.625% due 02/15/2044	4,710	5,248
3.750% due 11/15/2043	4,700	5,348
3.875% due 08/15/2040	1,300	1,503
4.375% due 11/15/2039 (d)	14,700	18,245
4.625% due 02/15/2040	1,200	1,541
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2023	2,953	3,003
0.750% due 02/15/2042	967	932
1.375% due 02/15/2044	1,052	1,163
2.500% due 01/15/2029	407	498
3.625% due 04/15/2028	300	400
U.S. Treasury Notes
1.625% due 05/31/2023	990	961
2.250% due 02/15/2027 (d)	2,400	2,369
U.S. Treasury STRIPS (a)
0.000% due 05/15/2031	200	135
0.000% due 05/15/2032	100	65
0.000% due 11/15/2032	3,300	2,113
0.000% due 02/15/2033	1,700	1,080
0.000% due 05/15/2033	700	440
0.000% due 08/15/2033	500	312
0.000% due 11/15/2033	3,000	1,853
0.000% due 05/15/2034	1,600	971
0.000% due 08/15/2035 (d)	37,300	21,676
0.000% due 05/15/2036	6,900	3,905
0.000% due 08/15/2036 (d)	18,000	10,085
0.000% due 11/15/2036	2,700	1,500
0.000% due 05/15/2040	550	273
0.000% due 08/15/2040	950	466

Total U.S. Treasury Obligations (Cost $263,774)		250,174

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	540
Bear Stearns Adjustable Rate Mortgage Trust
3.081% due 04/25/2033	62	62
3.113% due 10/25/2035	6	6
3.510% due 02/25/2034	17	17
3.552% due 01/25/2034	9	10
3.623% due 04/25/2033	7	7
CityLine Commercial Mortgage Trust
2.778% due 11/10/2031	1,600	1,589
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,677
Countrywide Alternative Loan Trust
1.192% due 05/25/2035	53	44
Countrywide Home Loan Mortgage Pass-Through Trust
1.622% due 03/25/2035	85	67
Credit Suisse First Boston Mortgage Securities Corp.
2.809% due 07/25/2033	11	11
3.417% due 11/25/2032	3	3
DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	2,188
First Republic Mortgage Loan Trust
1.262% due 11/15/2031	54	52
GS Mortgage Securities Trust
3.805% due 10/10/2035	500	506
HarborView Mortgage Loan Trust
1.108% due 03/19/2037	53	47
1.418% due 05/19/2035	44	41
3.480% due 07/19/2035 ^	20	18
Hilton USA Trust
3.719% due 11/05/2038	900	922
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034	500	485

Impac CMB Trust
4.704% due 09/25/2034	174	168
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	1,700	1,712
JPMorgan Mortgage Trust
3.420% due 07/25/2035	141	142
Morgan Stanley Bank of America Merrill Lynch Trust
3.514% due 12/15/2049	1,800	1,844
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	67	56
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	6	7
Sequoia Mortgage Trust
1.328% due 07/20/2033	66	63
Structured Adjustable Rate Mortgage Loan Trust
1.202% due 05/25/2037	115	97
Structured Asset Mortgage Investments Trust
1.638% due 09/19/2032	61	60
1.818% due 10/19/2033	31	28
VNDO Trust
3.805% due 01/10/2035	1,900	1,969
WaMu Mortgage Pass-Through Certificates Trust
1.638% due 08/25/2046	240	213
2.038% due 08/25/2042	2	2
2.116% due 10/25/2046	63	58
Washington Mutual Mortgage Pass-Through Certificates Trust
2.762% due 05/25/2033	6	6
2.932% due 02/25/2033	1	1
3.100% due 02/25/2033	2	1
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059	900	899

Total Non-Agency Mortgage-Backed Securities (Cost $15,884)		15,618

ASSET-BACKED SECURITIES 0.3%
Bear Stearns Asset-Backed Securities Trust
1.982% due 11/25/2042	36	34
L.A. Arena Funding LLC
7.656% due 12/15/2026	24	25
Renaissance Home Equity Loan Trust
1.482% due 12/25/2033	21	20
1.862% due 08/25/2033	4	4
SLM Student Loan Trust
2.538% due 04/25/2023	484	494
Specialty Underwriting & Residential Finance Trust
1.662% due 01/25/2034	12	11
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	202	203

Total Asset-Backed Securities (Cost $785)		791

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		553

Total Short-Term Instruments (Cost $553)		553

Total Investments in Securities (Cost $325,160)		311,428

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	512,649	5,068

Total Short-Term Instruments (Cost $5,068)		5,068

Total Investments in Affiliates (Cost $5,068)		5,068

Total Investments 107.0% (Cost $330,228)		$316,496
Financial Derivative Instruments (e)(f) (0.2)% (Cost or Premiums, net $78)		(445)
Other Assets and Liabilities, net (6.8)%		(20,359)

Net Assets 100.0%		$295,692

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$553	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(568)	$553	$553

Total Repurchase Agreements						$(568)	$553	$553

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	0.650%	03/15/2017	04/17/2017	$(771)	$(772)
	0.700	03/22/2017	04/05/2017	(2,368)	(2,368)
BPG	0.990	04/03/2017	04/06/2017	(194,718)	(194,718)
GSC	1.000	03/14/2017	04/25/2017	(892)	(892)
TDM	0.750	01/18/2017	04/18/2017	(4,566)	(4,573)
	0.760	02/01/2017	05/01/2017	(4,066)	(4,071)
	0.840	03/02/2017	04/04/2017	(6,466)	(6,471)

Total Sale-Buyback Transactions					$(213,865)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(11,554) at a weighted average interest rate of 0.724%.
(4)	Payable for sale-buyback transactions includes $(21) of deferred price drop.

(d)	Securities with an aggregate market value of $211,115 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/19/2017	405	$11	$3

Total Purchased Options				$11	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	Short	06/2017	27	$(5)	$0	$(4)
U.S. Treasury 10-Year Note June Futures	Long	06/2017	440	147	96	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	25	(19)	0	(8)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2017	61	47	19	0

Total Futures Contracts				$170	$115	$(12)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2026	$10,510	$536	$812	$0	$(15)
Receive	3-Month USD-LIBOR	2.250	06/15/2026	3,400	8	136	0	(5)
Receive (1)	3-Month USD-LIBOR	1.500	06/30/2026	2,500	176	191	0	(4)
Receive	3-Month USD-LIBOR	1.515	06/30/2026	4,400	304	332	0	(7)
Receive	3-Month USD-LIBOR	1.555	06/30/2026	4,300	282	310	0	(7)
Receive (1)	3-Month USD-LIBOR	2.288	06/01/2027	2,200	31	32	0	(4)
Receive (1)	3-Month USD-LIBOR	1.500	06/21/2027	9,300	799	(9)	0	(15)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	2,800	98	303	0	(5)
Receive (1)	3-Month USD-LIBOR	1.750	06/21/2047	1,000	208	(8)	0	(2)

					$2,442	$2,099	$0	$(64)

Total Swap Agreements					$2,442	$2,099	$0	$(64)

(1)	This instrument has a forward starting effective date.

Cash of $2,750 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$800	$69	$79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020	3,100	128	110
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.838	06/08/2017	10,200	59	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	03/14/2018	10,600	242	148
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	117,900	80	18
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	1,100	99	113
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	8,600	538	1,100
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	44,000	25	7
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	5,400	297	577

							$1,537	$2,167

Total Purchased Options							$1,537	$2,167

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$3,700	$(68)	$(80)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	7,700	(127)	(106)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.338	06/08/2017	10,200	(61)	(66)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	03/14/2018	10,600	(132)	(72)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	5,500	(99)	(141)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.635	06/15/2017	4,000	(55)	(86)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.635	06/15/2017	4,000	(55)	(21)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	43,000	(537)	(1,330)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	27,000	(297)	(725)

							$(1,431)	$(2,627)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2047	$99.133	05/04/2017	$5,200	$(17)	$(27)

Total Written Options					$(1,470)	$(2,654)

(g)	Securities with an aggregate market value of $274 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,961	$0	$1,961
Utilities	0	1,155	0	1,155
U.S. Government Agencies	0	40,454	722	41,176
U.S. Treasury Obligations	0	250,174	0	250,174
Non-Agency Mortgage-Backed Securities	0	15,618	0	15,618
Asset-Backed Securities	0	791	0	791
Short-Term Instruments
Repurchase Agreements	0	553	0	553
	$0	$310,706	$722	$311,428

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,068	$0	$0	$5,068

Total Investments	$5,068	$310,706	$722	$316,496

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	118	0	0	118
Over the counter	0	2,167	0	2,167
	$118	$2,167	$0	$2,285

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(64)	0	(76)
Over the counter	0	(2,654)	0	(2,654)

	$(12)	$(2,718)	$0	$(2,730)

Total Financial Derivative Instruments	$106	$(551)	$0	$(445)

Totals	$5,174	$310,155	$722	$316,051

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.0%
CORPORATE BONDS & NOTES 42.2%
BANKING & FINANCE 32.8%
ABN AMRO Bank NV
1.800% due 06/04/2018		$4,300	$4,293
AerCap Ireland Capital DAC
2.750% due 05/15/2017		3,800	3,805
Ally Financial, Inc.
6.250% due 12/01/2017		2,000	2,055
American Tower Corp.
2.800% due 06/01/2020		9,900	9,977
AvalonBay Communities, Inc.
3.625% due 10/01/2020		3,000	3,111
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	3,500	1,111
Bank of America Corp.
1.891% due 09/15/2026		$900	818
5.650% due 05/01/2018		8,000	8,325
6.875% due 11/15/2018		2,700	2,908
Bank of America N.A.
1.431% due 06/15/2017		12,100	12,102
Bank of Nova Scotia
1.875% due 04/26/2021		6,800	6,670
Barclays PLC
3.144% due 08/10/2021		4,900	5,115
BB&T Corp.
1.738% due 01/15/2020		5,100	5,141
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,500	1,536
BRFkredit A/S
1.000% due 01/01/2018	DKK	17,400	2,522
CIT Group, Inc.
3.875% due 02/19/2019		$600	617
4.250% due 08/15/2017		7,200	7,272
5.000% due 05/15/2018		9,700	9,778
Citigroup, Inc.
1.727% due 04/27/2018		18,200	18,281
1.800% due 02/05/2018		2,500	2,502
1.919% due 07/30/2018		12,000	12,087
2.532% due 03/30/2021		4,300	4,405
Citizens Bank N.A.
2.300% due 12/03/2018		2,300	2,312
2.500% due 03/14/2019		2,500	2,517
Commonwealth Bank of Australia
1.750% due 11/02/2018		1,800	1,798
Credit Suisse Group Funding Guernsey Ltd.
3.314% due 04/16/2021		5,800	6,088
Deutsche Bank AG
2.944% due 05/10/2019		6,400	6,512
4.250% due 10/14/2021		2,000	2,052
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,537
5.500% due 06/26/2017		$4,500	4,531
Ford Motor Credit Co. LLC
1.964% due 11/04/2019		6,000	6,033
2.031% due 06/15/2018		6,000	6,032
2.375% due 01/16/2018		5,224	5,248
2.589% due 01/08/2019		5,600	5,703
3.000% due 06/12/2017		3,100	3,109
5.750% due 02/01/2021		600	661
General Motors Financial Co., Inc.
2.370% due 04/10/2018		4,600	4,646
2.583% due 01/15/2020		3,900	3,993
3.000% due 09/25/2017		5,000	5,031
3.082% due 01/15/2019		5,500	5,641
3.200% due 07/13/2020		7,000	7,125
4.750% due 08/15/2017		2,000	2,022
Goldman Sachs Group, Inc.
2.201% due 04/23/2020		15,200	15,420
2.331% due 09/15/2020		4,500	4,567
2.398% due 04/23/2021		1,300	1,329
6.000% due 06/15/2020		2,000	2,214
7.500% due 02/15/2019		700	768
HSBC Bank PLC
1.679% due 05/15/2018		500	502

HSBC USA, Inc.
1.644% due 11/13/2019		12,900	12,952
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		7,000	6,998
Industrial Bank of Korea
2.375% due 07/17/2017		2,200	2,205
ING Bank NV
2.050% due 08/17/2018		4,000	4,006
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,599
6.250% due 05/15/2019		2,250	2,425
JPMorgan Chase & Co.
0.817% due 05/30/2017	GBP	6,300	7,895
1.565% due 03/01/2018		$3,000	3,010
1.996% due 01/23/2020		4,100	4,165
2.244% due 10/29/2020		5,800	5,929
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,000	1,021
LeasePlan Corp. NV
2.500% due 05/16/2018		900	902
3.000% due 10/23/2017		1,200	1,207
Macquarie Bank Ltd.
2.159% due 07/29/2020		8,900	8,984
Metropolitan Life Global Funding
1.300% due 04/10/2017		3,600	3,600
Mitsubishi UFJ Financial Group, Inc.
2.935% due 03/01/2021		1,300	1,345
Morgan Stanley
2.409% due 02/01/2019		5,600	5,693
MUFG Americas Holdings Corp.
1.608% due 02/09/2018		3,500	3,502
MUFG Union Bank N.A.
1.434% due 05/05/2017		5,000	5,002
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	125,542	18,227
2.000% due 10/01/2017		58,300	8,463
Nykredit Realkredit A/S
1.000% due 01/01/2018		167,100	24,239
1.000% due 04/01/2018		198,300	28,890
2.000% due 07/01/2017		54,200	7,824
2.000% due 10/01/2017		44,500	6,460
Pacific Life Global Funding
4.858% due 06/02/2018		$3,500	3,447
Piper Jaffray Cos.
5.060% due 10/09/2018		1,500	1,534
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	71,100	10,196
1.000% due 01/01/2018		110,800	16,097
1.000% due 04/01/2018		315,100	45,932
2.000% due 04/01/2017		323,500	46,406
2.000% due 04/01/2018		34,000	4,997
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,735	3,110
Santander Holdings USA, Inc.
2.504% due 11/24/2017		$3,200	3,221
2.700% due 05/24/2019		3,400	3,417
Springleaf Finance Corp.
6.500% due 09/15/2017		4,900	4,998
Sumitomo Mitsui Banking Corp.
1.603% due 01/16/2018		12,300	12,335
Synchrony Financial
2.265% due 02/03/2020		5,600	5,640
2.438% due 11/09/2017		5,800	5,833
UBS AG
1.375% due 08/14/2017		3,000	3,001
1.615% due 06/01/2017		6,500	6,505
UBS Group Funding Jersey Ltd.
2.803% due 04/14/2021		9,900	10,242
Unibail-Rodamco SE
1.793% due 04/16/2019		9,800	9,767
WEA Finance LLC
1.750% due 09/15/2017		1,000	1,000
Wells Fargo & Co.
1.921% due 07/22/2020		2,000	2,019
2.440% due 03/04/2021		4,000	4,104

			615,166

INDUSTRIALS 7.3%
Actavis Funding SCS
2.200% due 03/12/2018		1,700	1,712
Actavis, Inc.
1.875% due 10/01/2017		2,800	2,803
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		4,300	4,333

Aetna, Inc.
1.756% due 12/08/2017	3,900	3,915
Amgen, Inc.
2.125% due 05/15/2017	3,695	3,699
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	3,400	3,428
Anheuser-Busch InBev Worldwide, Inc.
6.500% due 07/15/2018	300	318
Becton Dickinson and Co.
1.800% due 12/15/2017	1,623	1,625
2.675% due 12/15/2019	784	796
Boston Scientific Corp.
2.850% due 05/15/2020	2,800	2,841
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	1,000	1,000
Cardinal Health, Inc.
1.950% due 06/15/2018	1,000	1,003
Charter Communications Operating LLC
3.579% due 07/23/2020	3,700	3,811
4.464% due 07/23/2022	600	633
Cox Communications, Inc.
9.375% due 01/15/2019	400	448
Daimler Finance North America LLC
1.484% due 03/02/2018	2,700	2,705
2.000% due 08/03/2018	6,000	6,015
2.375% due 08/01/2018	900	907
Diamond Finance Corp.
3.480% due 06/01/2019	10,200	10,462
DISH DBS Corp.
4.625% due 07/15/2017	4,700	4,741
Dominion Gas Holdings LLC
2.500% due 12/15/2019	2,300	2,327
Energy Transfer Partners LP
6.700% due 07/01/2018	2,800	2,954
Georgia-Pacific LLC
5.400% due 11/01/2020	6,800	7,477
Humana, Inc.
7.200% due 06/15/2018	1,200	1,275
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,250	1,252
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	300	336
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,500	1,501
7.000% due 06/15/2017	1,500	1,516
7.250% due 06/01/2018	400	423
KLA-Tencor Corp.
2.375% due 11/01/2017	500	501
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,000	1,003
MGM Resorts International
8.625% due 02/01/2019	1,000	1,103
Newell Brands, Inc.
2.600% due 03/29/2019	245	248
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018	200	200
1.950% due 09/12/2017	400	400
2.350% due 03/04/2019	200	201
Oracle Corp.
1.900% due 09/15/2021	9,900	9,737
Pioneer Natural Resources Co.
6.875% due 05/01/2018	300	315
QUALCOMM, Inc.
3.000% due 05/20/2022	4,600	4,658
Reynolds American, Inc.
2.300% due 06/12/2018	1,000	1,006
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	300	300
Southwestern Energy Co.
5.050% due 01/23/2018	700	714
Telefonica Emisiones S.A.U.
1.806% due 06/23/2017	13,000	13,014
Time Warner Cable LLC
5.850% due 05/01/2017	700	702
6.750% due 07/01/2018	1,900	2,010
8.750% due 02/14/2019	1,100	1,230
UnitedHealth Group, Inc.
1.400% due 12/15/2017	1,000	1,000
1.450% due 07/17/2017	1,800	1,801
1.900% due 07/16/2018	1,500	1,507
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	1,500	1,499
1.492% due 11/20/2017	7,500	7,505
1.520% due 05/22/2018	1,900	1,900
2.450% due 11/20/2019	4,200	4,208

Walgreens Boots Alliance, Inc.
1.750% due 11/17/2017	1,700	1,702
WestRock RKT Co.
4.450% due 03/01/2019	400	418
Whirlpool Corp.
1.650% due 11/01/2017	1,100	1,100

		136,238

UTILITIES 2.1%
AES Corp.
4.055% due 06/01/2019	196	196
AT&T, Inc.
2.082% due 06/30/2020	7,300	7,389
3.000% due 06/30/2022	500	498
Consumers Energy Co.
6.700% due 09/15/2019	200	222
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,725
Exelon Corp.
1.550% due 06/09/2017	900	900
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,500	1,547
KT Corp.
1.750% due 04/22/2017	3,700	3,700
Plains All American Pipeline LP
8.750% due 05/01/2019	700	790
Verizon Communications, Inc.
2.871% due 09/14/2018	15,300	15,627
2.946% due 03/15/2022	4,759	4,743

		39,337

Total Corporate Bonds & Notes (Cost $796,546)		790,741

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
1.284% due 07/01/2041	10,600	10,600

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.098% due 04/01/2040	281	281

Total Municipal Bonds & Notes (Cost $10,887)		10,881

U.S. GOVERNMENT AGENCIES 23.0%
Fannie Mae
1.000% due 01/25/2043	270	250
1.042% due 12/25/2036 - 07/25/2037	406	398
1.332% due 09/25/2042 - 03/25/2044	335	334
1.482% due 12/25/2022	29	29
1.782% due 04/25/2023	36	36
1.814% due 07/01/2042 - 06/01/2043	256	262
1.832% due 02/25/2023	2	2
1.843% due 06/17/2027	25	26
1.864% due 09/01/2041	170	174
1.882% due 05/25/2022	2	2
2.014% due 09/01/2040	1	1
2.479% due 11/01/2035	37	39
2.773% due 09/01/2035	223	237
3.069% due 05/01/2038	3,781	4,014
3.163% due 07/01/2035	44	47
4.000% due 11/01/2044 - 08/01/2045	140	148
4.300% due 12/01/2036	12	13
4.500% due 03/01/2018 - 08/01/2046	14,104	15,053
4.742% due 09/01/2034	6	7
5.000% due 05/01/2027 - 04/25/2033	186	203
5.500% due 12/01/2027 - 12/01/2028	628	696
5.559% due 12/25/2042	7	8
6.000% due 08/01/2017 - 01/01/2039	2,194	2,482
6.500% due 04/01/2036	93	104
Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047	64,000	63,390
3.500% due 05/01/2047	74,000	75,544
4.000% due 04/01/2047 - 05/01/2047	132,400	138,815
4.500% due 04/01/2047 - 05/01/2047	92,000	98,604
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,000	1,005
Federal Housing Administration
7.430% due 10/01/2020	1	1
Freddie Mac
1.022% due 12/25/2036	445	444
1.242% due 08/25/2031	114	111

1.796% due 02/25/2045		227	232
2.000% due 11/15/2026		6,517	6,509
2.983% due 07/01/2035		67	71
3.021% due 09/01/2035		264	281
5.000% due 05/01/2024 - 12/01/2041		510	559
5.500% due 12/01/2022 - 08/15/2030		1	1
6.500% due 07/25/2043		50	58
8.220% due 08/15/2044		4,450	5,014
Ginnie Mae
1.240% due 06/20/2065		3,695	3,675
1.300% due 10/20/2065		10,646	10,606
1.718% due 02/20/2041		335	336
6.000% due 09/15/2017		16	16

Total U.S. Government Agencies (Cost $428,099)			429,837

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2020 (i)(k)		24,579	24,953
0.125% due 04/15/2021 (i)(k)		10,555	10,670
0.750% due 02/15/2042 (k)		1,935	1,864
1.375% due 02/15/2044 (k)		5,210	5,756

Total U.S. Treasury Obligations (Cost $43,907)			43,243

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
3.362% due 09/25/2035		687	575
American Home Mortgage Investment Trust
3.225% due 10/25/2034		118	119
3.361% due 02/25/2045		114	115
Banc of America Funding Trust
1.262% due 07/25/2037		909	840
3.500% due 01/20/2047 ^		359	314
Banc of America Mortgage Trust
3.172% due 07/25/2034		459	468
3.302% due 08/25/2034		1,393	1,379
3.406% due 05/25/2033		251	254
6.500% due 10/25/2031		6	6
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035		746	744
3.081% due 04/25/2033		4	4
3.344% due 07/25/2034		226	220
3.460% due 01/25/2035		2,870	2,811
3.552% due 01/25/2034		16	16
3.629% due 02/25/2033		1	1
3.636% due 03/25/2035		920	929
3.653% due 01/25/2035		113	111
Bear Stearns ALT-A Trust
1.142% due 02/25/2034		356	328
Bear Stearns Structured Products, Inc. Trust
3.289% due 12/26/2046		469	406
3.504% due 01/26/2036		806	738
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.262% due 01/25/2035		63	57
Citigroup Commercial Mortgage Trust
5.779% due 12/10/2049		2,050	2,052
6.127% due 12/10/2049		682	689
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		4	4
Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035		101	99
3.067% due 08/25/2035 ^		473	329
Countrywide Alternative Loan Trust
1.162% due 05/25/2047		394	337
6.000% due 10/25/2033		11	11
Countrywide Home Loan Mortgage Pass-Through Trust
3.097% due 11/25/2034		451	443
3.124% due 11/20/2034		883	871
3.306% due 02/20/2036 ^		382	338
3.312% due 02/20/2035		541	544
Credit Suisse First Boston Mortgage Securities Corp.
1.423% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
3.229% due 09/26/2047		372	373
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035		102	102
Eurosail PLC
0.044% due 12/10/2044	EUR	126	132
1.044% due 09/13/2045	GBP	593	740
1.294% due 06/13/2045		9,300	11,302
First Horizon Alternative Mortgage Securities Trust
3.006% due 09/25/2034		$894	874
First Horizon Mortgage Pass-Through Trust
2.971% due 08/25/2035		216	188
3.256% due 02/25/2035		1,670	1,663

GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		2,030	2,028
GMAC Mortgage Corp. Loan Trust
3.564% due 11/19/2035		177	158
Great Hall Mortgages PLC
1.282% due 06/18/2039		1,802	1,742
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		5,000	5,201
GS Mortgage Securities Trust
2.278% due 11/10/2045 (a)		2,792	210
GSR Mortgage Loan Trust
3.087% due 09/25/2035		494	512
3.303% due 09/25/2034		120	116
HarborView Mortgage Loan Trust
1.418% due 05/19/2035		99	92
3.163% due 07/19/2035		479	426
Impac CMB Trust
1.982% due 07/25/2033		124	120
Infinity Classico
0.011% due 02/15/2024	EUR	451	480
JPMorgan Chase Commercial Mortgage Securities Trust
1.930% due 10/15/2045 (a)		$17,190	1,303
5.794% due 02/12/2051		2,165	2,182
5.882% due 02/15/2051		1,067	1,072
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		21	18
Juno Eclipse Ltd.
0.000% due 11/20/2022	EUR	1,337	1,414
Merrill Lynch Mortgage Investors Trust
1.232% due 11/25/2035		$150	139
1.642% due 09/25/2029		799	793
1.784% due 10/25/2035		81	78
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		167	167
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.262% due 12/25/2035		568	523
PHHMC Trust
5.571% due 07/18/2035		468	468
Prime Mortgage Trust
1.382% due 02/25/2034		7	6
Residential Funding Mortgage Securities, Inc. Trust
3.504% due 09/25/2035 ^		803	636
RFTI Issuer Ltd.
2.662% due 08/15/2030		7,467	7,463
Structured Adjustable Rate Mortgage Loan Trust
2.038% due 01/25/2035		241	206
3.255% due 08/25/2035		201	194
3.308% due 08/25/2034		313	310
3.379% due 02/25/2034		246	247
Structured Asset Mortgage Investments Trust
1.262% due 02/25/2036 ^		145	124
1.638% due 09/19/2032		3	3
WaMu Mortgage Pass-Through Certificates Trust
1.252% due 12/25/2045		126	121
1.368% due 01/25/2047		282	256
1.662% due 01/25/2045		741	713
1.838% due 11/25/2042		46	43
2.038% due 06/25/2042		25	24
2.038% due 08/25/2042		101	97
Washington Mutual Mortgage Loan Trust
1.810% due 05/25/2041		2	2
Wells Fargo Commercial Mortgage Trust
2.007% due 10/15/2045 (a)		4,617	313
Wells Fargo Mortgage-Backed Securities Trust
3.029% due 12/25/2034		244	240
3.044% due 09/25/2034		4,135	4,217
3.089% due 03/25/2036		255	256
3.094% due 01/25/2035		297	300
3.148% due 03/25/2035		181	183

Total Non-Agency Mortgage-Backed Securities (Cost $70,321)			66,723

ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust
1.042% due 10/25/2036		109	64
1.882% due 12/25/2034		1,518	1,418
Ally Auto Receivables Trust
1.490% due 11/15/2019		6,500	6,499
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.482% due 09/25/2035		7,100	6,928
Amortizing Residential Collateral Trust
1.562% due 07/25/2032		13	12
Asset-Backed Funding Certificates Trust
1.657% due 06/25/2035		7,725	7,577
Asset-Backed Securities Corp. Home Equity Loan Trust
2.562% due 03/15/2032		98	98

AVANT Loans Funding Trust
2.960% due 09/16/2019		2,194	2,197
3.920% due 08/15/2019		784	787
Babson CLO Ltd.
0.000% due 10/17/2026 (b)		4,000	4,005
Bear Stearns Asset-Backed Securities Trust
1.982% due 10/25/2037		1,702	1,648
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	373	398
Capital Auto Receivables Asset Trust
1.678% due 11/20/2018		$2,190	2,193
Carlyle High Yield Partners Ltd.
1.250% due 04/19/2022		327	328
Cavalry CLO Ltd.
2.393% due 01/16/2024		4,283	4,293
CIFC Funding Ltd.
2.063% due 10/24/2025		4,000	4,001
2.450% due 12/05/2024		4,505	4,516
Citigroup Mortgage Loan Trust, Inc.
1.702% due 09/25/2035 ^		3,850	3,816
Countrywide Asset-Backed Certificates
1.018% due 12/25/2031 ^		27	21
1.682% due 12/25/2033		1,507	1,431
1.782% due 03/25/2033		1,023	979
Credit Suisse First Boston Mortgage Securities Corp.
1.602% due 01/25/2032		7	6
Educational Services of America, Inc.
2.132% due 09/25/2040		1,320	1,313
Equity One Mortgage Pass-Through Trust
1.542% due 11/25/2032		3	2
First Franklin Mortgage Loan Trust
1.702% due 05/25/2035		245	242
Ford Credit Auto Lease Trust
1.116% due 11/15/2019		3,900	3,901
1.560% due 11/15/2019		2,600	2,601
Fortress Credit Investments Ltd.
2.273% due 07/17/2023		2,439	2,440
Fraser Sullivan CLO Ltd.
2.105% due 04/20/2023		965	965
GE-WMC Mortgage Securities Trust
1.022% due 08/25/2036		10	6
GM Financial Automobile Leasing Trust
1.478% due 10/22/2018		9,747	9,769
GSAMP Trust
1.372% due 01/25/2036		1,067	1,001
ICG US CLO Ltd.
0.000% due 10/15/2026 (b)		3,700	3,717
JMP Credit Advisors CLO Ltd.
2.263% due 10/17/2025		4,900	4,901
JPMorgan Mortgage Acquisition Corp.
1.162% due 02/25/2036		521	516
1.212% due 05/25/2035		6,277	6,163
LCM LP
2.285% due 10/19/2022		3,928	3,942
Madison Park Funding Ltd.
1.275% due 02/26/2021		1,855	1,854
Malin CLO BV
0.000% due 05/07/2023	EUR	1,978	2,111
0.015% due 05/07/2023		2,000	2,122
Massachusetts Educational Financing Authority
1.988% due 04/25/2038		$409	409
Motor PLC
1.582% due 06/25/2022		3,718	3,721
Navient Private Education Loan Trust
2.112% due 12/15/2028		2,100	2,132
NYMT Residential
4.000% due 03/25/2021		2,148	2,141
Octagon Investment Partners Ltd.
2.069% due 04/15/2026		4,000	3,995
OZLM Funding Ltd.
2.673% due 01/17/2026		4,900	4,907
Panhandle-Plains Higher Education Authority, Inc.
2.128% due 10/01/2035		1,078	1,070
Panther CDO BV
0.027% due 03/20/2084	EUR	737	782
Prestige Auto Receivables Trust
1.460% due 07/15/2020		$6,000	5,986
RAAC Trust
1.462% due 03/25/2037		453	443
Renaissance Home Equity Loan Trust
1.482% due 12/25/2033		3,180	2,996
Residential Asset Securities Corp. Trust
1.302% due 01/25/2036		1,144	1,144
1.867% due 01/25/2034		3,808	3,510
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020		4,900	4,898

SLC Student Loan Trust
1.169% due 11/15/2021		368	368
1.231% due 09/15/2026		4,191	4,176
SLM Private Credit Student Loan Trust
1.311% due 03/15/2024		45	45
1.321% due 12/15/2023		243	242
SLM Student Loan Trust
1.128% due 10/25/2024		3,006	2,998
2.538% due 04/25/2023		418	427
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025		5,103	5,112
South Carolina Student Loan Corp.
1.805% due 03/02/2020		603	603
Specialty Underwriting & Residential Finance Trust
1.372% due 12/25/2036		4,800	4,323
Structured Asset Investment Loan Trust
1.687% due 03/25/2034		580	541
1.957% due 10/25/2033		527	518
Telos CLO Ltd.
2.673% due 04/17/2025		7,115	7,145
Tralee CLO Ltd.
2.480% due 07/20/2026		5,000	5,011
VOLT LLC
4.125% due 10/25/2045		2,230	2,240
4.375% due 11/27/2045		2,558	2,590
Voya CLO Ltd.
2.320% due 10/15/2022		4,598	4,614
2.343% due 10/15/2022		5,176	5,183
Wells Fargo Home Equity Asset-Backed Securities Trust
1.242% due 05/25/2036		1,100	1,071
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		4,400	4,404
WhiteHorse Ltd.
2.235% due 02/03/2025		5,000	5,002

Total Asset-Backed Securities (Cost $191,493)			195,528

SOVEREIGN ISSUES 6.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,700	3,011
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (e)	BRL	25,600	7,787
0.000% due 01/01/2018 (e)		188,400	56,133
0.000% due 04/01/2018 (e)		157,900	46,064
Korea Development Bank
3.875% due 05/04/2017		$1,200	1,202
Korea Land & Housing Corp.
1.875% due 08/02/2017		500	500
Province of Ontario
1.100% due 10/25/2017		13,600	13,588

Total Sovereign Issues (Cost $125,442)			128,285

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.0%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.850% due 12/06/2017		$9,900	9,920

COMMERCIAL PAPER 18.5%
Anthem, Inc.
1.230% due 04/10/2017		2,800	2,799
1.250% due 04/17/2017		11,200	11,194
Bell Canada
1.210% due 04/18/2017		4,500	4,497
Caterpillar Financial Services Ltd.
1.200% due 05/01/2017		11,200	11,192

1.220% due 04/21/2017		7,900	7,896
Cox Enterprises, Inc.
1.150% due 04/05/2017		11,200	11,198
Duke Energy Corp.
1.250% due 04/25/2017		11,200	11,191
Enbridge Energy Partners LP
1.900% due 06/23/2017		6,900	6,877
1.910% due 06/16/2017		4,900	4,885
Enbridge, Inc.
1.250% due 05/01/2017		11,200	11,188
Energy Transfer Partners LP
1.630% due 04/03/2017		6,600	6,599
1.700% due 04/13/2017		11,200	11,194
ENI Finance USA, Inc.
1.500% due 07/17/2017		11,000	10,956
Entergy Corp.
1.350% due 04/03/2017		3,400	3,400
1.490% due 04/03/2017		11,100	11,099
Hewlett Packard Enterprise Co.
1.100% due 04/03/2017		8,800	8,799
HP, Inc.
1.250% due 04/17/2017		11,200	11,196
Humana, Inc.
1.170% due 04/03/2017		5,600	5,599
Hyundai Capital America
1.300% due 04/26/2017		11,200	11,190
Marriott International
1.250% due 05/12/2017		7,400	7,389
Mondelez International, Inc.
1.100% due 05/12/2017		11,800	11,783
Monsanto Co.
1.250% due 04/13/2017		6,200	6,197
1.350% due 04/25/2017		3,700	3,697
1.750% due 07/31/2017		4,700	4,678
NiSource Finance Corp.
1.330% due 04/21/2017		11,200	11,192
ONEOK Partners LP
1.500% due 04/07/2017		5,600	5,599
1.500% due 04/10/2017		3,500	3,499
1.500% due 04/17/2017		5,300	5,297
1.550% due 04/24/2017		11,200	11,191
Plains All American Pipeline LP
1.900% due 05/01/2017		11,200	11,188
1.950% due 04/17/2017		11,200	11,194
1.950% due 04/24/2017		6,700	6,695
Schlumberger Holdings
1.200% due 05/10/2017		4,900	4,894
Sempra Energy Holdings
1.300% due 05/01/2017		7,700	7,692
1.300% due 05/03/2017		5,400	5,394
Southern Co.
1.250% due 04/24/2017		3,400	3,397
1.250% due 05/01/2017		4,700	4,695
Sunoco Logistics Partners Operations LP
1.220% due 04/05/2017		7,300	7,299
TransCanada PipeLines Ltd.
1.300% due 04/18/2017		3,400	3,398
Tyson Foods, Inc.
1.250% due 04/20/2017		11,200	11,193
1.250% due 05/01/2017		5,400	5,394
UDR, Inc.
1.250% due 05/02/2017		3,900	3,896
1.260% due 05/02/2017		8,300	8,291
Viacom, Inc.
1.550% due 04/27/2017		11,200	11,190
1.560% due 04/26/2017		7,500	7,493

			346,774

REPURCHASE AGREEMENTS (g) 0.3%			4,862

SHORT-TERM NOTES 0.5%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		5,900	5,918
2.890% due 10/05/2017		4,100	4,126

			10,044

MEXICO TREASURY BILLS 1.1%
6.968% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	420,400	21,340

U.S. TREASURY BILLS 0.1%
0.645% due 04/20/2017 - 04/27/2017 (d)(e)(k)		$1,018	1,018

Total Short-Term Instruments (Cost $392,727)		393,958

Total Investments in Securities (Cost $2,059,422)		2,059,196

	SHARES
INVESTMENTS IN AFFILIATES 16.2%
SHORT-TERM INSTRUMENTS 16.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.2%
PIMCO Short-Term Floating NAV Portfolio III	30,625,555	302,764

Total Short-Term Instruments (Cost $302,744)		302,764

Total Investments in Affiliates (Cost $302,744)		302,764

Total Investments 126.2% (Cost $2,362,166)		$2,361,960
Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $(1,208)		(5,492)
Other Assets and Liabilities, net (25.9)%		(484,955)

Net Assets 100.0%		$1,871,513

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$4,862	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(4,960)	$4,862	$4,862

Total Repurchase Agreements						$(4,960)	$4,862	$4,862

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.000%	04/01/2047	$100	$(109)	$(109)
Fannie Mae, TBA	6.000	04/01/2047	3,000	(3,393)	(3,392)
Freddie Mac, TBA	5.000	04/01/2047	500	(545)	(545)

Total Short Sales				$(4,047)	$(4,046)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/19/2017	2,720	$76	$17

Total Purchased Options				$76	$17

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor September Futures	Long	09/2017	370	$14	$10	$0
90-Day Eurodollar December Futures	Short	12/2017	430	19	0	(11)
90-Day Eurodollar December Futures	Long	12/2018	621	(94)	47	0
90-Day Eurodollar June Futures	Long	06/2018	418	(26)	26	0
90-Day Eurodollar March Futures	Long	03/2019	610	183	46	0
90-Day Eurodollar September Futures	Short	09/2017	434	44	11	0
90-Day Eurodollar September Futures	Long	09/2018	722	174	54	0
90-Day Eurodollar September Futures	Long	09/2019	835	(58)	63	0
Euro-Bund 10-Year Bond June Futures	Long	06/2017	505	135	156	(11)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	685	(823)	292	0
U.S. Treasury 2-Year Note June Futures	Long	06/2017	2,091	119	163	0
U.S. Treasury 5-Year Note June Futures	Short	06/2017	588	161	0	(96)
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	95	(73)	0	(30)

Total Futures Contracts				$(225)	$868	$(148)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.888%		$1,000	$8	$18	$0	$(1)
BP Capital Markets America, Inc.	1.000	12/20/2019	0.380	EUR	7,200	134	26	0	(3)
MetLife, Inc.	1.000	03/20/2019	0.229		$1,700	26	5	0	0
Prudential Financial, Inc.	1.000	09/20/2019	0.240		8,400	158	34	0	(2)
Volkswagen International Finance NV	1.000	12/20/2017	0.223	EUR	3,200	21	(3)	0	0
Volkswagen International Finance NV	1.000	12/20/2018	0.394		1,700	20	2	0	(1)

						$367	$82	$0	$(7)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive (4)	3-Month USD-LIBOR	1.250%	06/21/2020		$71,600	$1,358	$(276)	$0	$(40)
Receive (4)	3-Month USD-LIBOR	1.250	06/21/2021		36,400	1,092	(18)	0	(29)
Receive (4)	3-Month USD-LIBOR	1.450	06/28/2021		65,000	1,103	56	0	(28)
Receive (4)	3-Month USD-LIBOR	1.250	06/21/2022		7,800	328	2	0	(7)
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	16,100	(509)	(106)	0	(86)

						$3,372	$(342)	$0	$(190)

Total Swap Agreements						$3,739	$(260)	$0	$(197)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $9,857 and cash of $5,619 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	DKK	241,488	$	36,791	$2,162	$0
	04/2017	EUR	16,283		17,272	0	(99)
	04/2017	$	29,778	DKK	207,639	6	(9)
	04/2017		4,408	JPY	490,200	0	(5)
	05/2017	JPY	490,200	$	4,413	5	0
	07/2017	DKK	3,518		516	9	0
	01/2018		169,094		24,737	120	0
	04/2018		264,278		38,737	35	(2)
BPS	04/2017	BRL	30,570		9,648	0	(116)
	04/2017	EUR	309		328	0	(2)
	04/2017	$	9,641	BRL	30,570	123	0
	04/2017		28,852	DKK	200,022	0	(169)
	04/2017		15,408	EUR	14,287	0	(167)
	05/2017	EUR	14,287	$	15,428	168	0
	03/2018	MXN	138,400		6,618	0	(421)
	04/2018	BRL	77,100		20,421	0	(2,549)
	04/2018	DKK	209,863		30,918	183	0
BRC	07/2017		55,284		8,433	469	0
CBK	04/2017	EUR	394		418	1	(3)
	04/2017	$	2,553	EUR	2,362	0	(33)
	10/2017		15,575	DKK	106,912	0	(98)
DUB	04/2017	BRL	70,827	$	21,026	0	(1,598)
	04/2017	$	22,463	BRL	70,827	166	(4)
	05/2017		1,300		4,144	15	0
	06/2017	SGD	31,595	$	22,381	0	(219)
FBF	04/2017	BRL	2,714		869	2	0
	04/2017	$	857	BRL	2,714	10	0
	05/2017	BRL	4,143	$	1,300	0	(15)
	05/2017	$	864	BRL	2,714	0	(2)
GLM	04/2017	BRL	11,611	$	3,700	0	(9)
	04/2017	EUR	891		950	6	(7)
	04/2017	GBP	116		143	0	(2)
	04/2017	$	3,664	BRL	11,611	44	0
	04/2017		4,781	DKK	33,330	0	(1)
	04/2017		22,775	GBP	18,365	234	0
	05/2017	GBP	16,102	$	20,022	0	(166)
	10/2017	DKK	104,708		15,207	49	0
	04/2018		68,882		10,070	4	(21)
HUS	04/2017	BRL	44,900		14,171	0	(171)
	04/2017	JPY	490,200		4,365	0	(38)
	04/2017	$	14,040	BRL	44,900	303	0
	04/2017		15,000	DKK	103,887	0	(103)
	04/2017		215	INR	14,797	13	0
	06/2017		1,417	KRW	1,631,321	44	0
	10/2017	DKK	64,974	$	9,950	544	0
	01/2018	BRL	36,700		10,803	0	(287)
	04/2018		80,800		23,795	0	(277)
	04/2018	DKK	39,462		5,874	95	0
JPM	04/2017	BRL	50,000		15,834	4	(142)
	04/2017	DKK	57,879		8,947	647	0
	04/2017	EUR	190		205	3	0
	04/2017	$	15,906	BRL	50,000	65	0
	04/2017		1,770	EUR	1,649	0	(11)
	06/2017	KRW	29,765,448	$	25,929	0	(728)
	06/2017	THB	10,231		292	0	(6)
	06/2017	$	2,191	TWD	67,687	46	0
	10/2017	BRL	25,600	$	7,240	0	(621)
	01/2018		83,500		24,344	0	(888)
	01/2018	DKK	129,232		18,903	89	0
MSB	04/2017	GBP	18,249		22,887	23	0
NGF	11/2017	MXN	282,000		13,677	0	(855)
	01/2018	BRL	68,200		20,095	0	(513)
SCX	06/2017	KRW	2,935,817		2,550	0	(80)
	06/2017	TWD	715,818		23,227	0	(434)
SOG	06/2017		1,006,475		32,674	0	(596)
TOR	04/2017	BRL	57,800		16,979	0	(1,484)
	04/2017	$	18,243	BRL	57,800	220	0
	04/2017		14,315	DKK	99,990	23	0
	04/2018	DKK	99,990	$	14,622	0	(22)
UAG	04/2017		102,414		15,566	880	0
	04/2017	EUR	231		249	3	0
	06/2017	KRW	8,916,449		7,776	0	(210)
	06/2017	$	116	MYR	520	0	0
	10/2017	DKK	40,030	$	6,110	315	0

Total Forward Foreign Currency Contracts						$7,128	$(13,183)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.250	04/26/2017	$11,300	$(69)	$(46)
FBF	Call - OTC USD versus BRL		3.550	10/02/2017	7,300	(110)	(109)
GLM	Call - OTC USD versus BRL		3.350	06/01/2017	3,800	(32)	(32)
	Call - OTC USD versus BRL		3.375	06/27/2017	18,700	(208)	(183)
HUS	Call - OTC USD versus ZAR	ZAR	13.550	04/25/2017	9,500	(84)	(185)
	Call - OTC USD versus ZAR		13.500	06/01/2017	9,400	(141)	(308)
JPM	Call - OTC USD versus BRL	BRL	3.310	06/01/2017	11,600	(92)	(103)
	Call - OTC USD versus BRL		3.510	09/27/2017	9,500	(147)	(148)
	Call - OTC USD versus ZAR	ZAR	14.000	05/02/2017	1,800	(17)	(17)
SOG	Call - OTC USD versus ZAR		14.000	05/02/2017	6,000	(57)	(57)

						$(957)	$(1,188)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	$100.594	05/04/2017	$37,000	$(162)	$(35)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	100.641	05/04/2017	25,000	(105)	(25)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	100.422	05/04/2017	15,000	(63)	(11)

					$(330)	$(71)

Total Written Options					$(1,287)	$(1,259)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Mexico Government International Bond	1.000%	03/20/2018	0.266%	$4,300	$(8)	$40	$32	$0
JPM	PSEG Power LLC	1.000	12/20/2018	0.587	1,700	11	2	13	0

						$3	$42	$45	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$1	$1	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	1	1	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	30	0	0	0	0

					$0	$2	$2	$0

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.598%	06/02/2018	$116,900	$0	$734	$734	$0
	Pay	CPURNSA	1.565	06/07/2018	35,900	0	236	236	0
MYC	Pay	CPURNSA	1.593	06/03/2018	42,800	0	265	265	0

						$0	$1,235	$1,235	$0

Total Swap Agreements						$3	$1,279	$1,282	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $11,140 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$615,166	$0	$615,166
Industrials	0	136,238	0	136,238
Utilities	0	39,337	0	39,337
Municipal Bonds & Notes
California	0	10,600	0	10,600
Texas	0	281	0	281
U.S. Government Agencies	0	429,836	1	429,837
U.S. Treasury Obligations	0	43,243	0	43,243
Non-Agency Mortgage-Backed Securities	0	66,317	406	66,723
Asset-Backed Securities	0	189,029	6,499	195,528
Sovereign Issues	0	128,285	0	128,285
Short-Term Instruments
Certificates of Deposit	0	9,920	0	9,920
Commercial Paper	7,493	328,087	11,194	346,774
Repurchase Agreements	0	4,862	0	4,862
Short-Term Notes	0	10,044	0	10,044
Mexico Treasury Bills	0	21,340	0	21,340
U.S. Treasury Bills	0	1,018	0	1,018
	$7,493	$2,033,603	$18,100	$2,059,196

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$302,764	$0	$0	$302,764

Total Investments	$310,257	$2,033,603	$18,100	$2,361,960

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,046)	$0	$(4,046)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	885	0	0	885
Over the counter	0	8,410	0	8,410
	$885	$8,410	$0	$9,295

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(148)	(197)	0	(345)
Over the counter	0	(14,442)	0	(14,442)
	$(148)	$(14,639)	$0	$(14,787)

Total Financial Derivative Instruments	$737	$(6,229)	$0	$(5,492)

Totals	$310,994	$2,023,328	$18,100	$2,352,422

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC
2.928% - 2.982% due 10/25/2023		$91	$91
3.500% due 10/26/2020		7	7
Valeant Pharmaceuticals International, Inc.
5.570% due 04/01/2022		94	94

Total Loan Participations and Assignments (Cost $186)			192

CORPORATE BONDS & NOTES 8.3%
BANKING & FINANCE 7.5%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		100	101
AerCap Ireland Capital DAC
2.750% due 05/15/2017		250	250
3.750% due 05/15/2019		400	411
4.625% due 10/30/2020		100	106
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	116
Ally Financial, Inc.
3.750% due 11/18/2019		$200	202
6.250% due 12/01/2017		12,900	13,255
American Tower Corp.
2.800% due 06/01/2020		200	202
Bank of America N.A.
1.750% due 06/05/2018		24,780	24,846
BBVA Bancomer S.A.
6.500% due 03/10/2021		600	660
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,500	5,749
CIT Group, Inc.
3.875% due 02/19/2019		600	617
4.250% due 08/15/2017		1,000	1,010
5.000% due 05/15/2017		100	100
5.000% due 05/15/2018		600	605
5.000% due 08/15/2022		100	105
5.250% due 03/15/2018		600	617
5.500% due 02/15/2019		600	632
Citigroup, Inc.
1.554% due 05/01/2017		32,900	32,912
Cooperatieve Rabobank UA
1.369% due 04/28/2017		32,900	32,909
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		2,600	2,640
Deutsche Bank AG
4.250% due 10/14/2021		11,000	11,284
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		300	300
2.943% due 01/08/2019		100	101
General Motors Financial Co., Inc.
2.350% due 10/04/2019		200	200
2.420% due 10/04/2019		100	102
3.100% due 01/15/2019		200	203
Goldman Sachs Group, Inc.
2.331% due 09/15/2020		9,900	10,048
ING Bank NV
2.625% due 12/05/2022		3,200	3,197
International Lease Finance Corp.
5.875% due 04/01/2019		600	640
6.250% due 05/15/2019		500	539
8.250% due 12/15/2020		800	946
8.875% due 09/01/2017		300	309
MetLife, Inc.
6.817% due 08/15/2018		200	213
Mitsubishi UFJ Financial Group, Inc.
2.935% due 03/01/2021		4,900	5,070
Navient Corp.
4.625% due 09/25/2017		200	202
4.875% due 06/17/2019		100	103
5.500% due 01/15/2019		2,600	2,700
OneMain Financial Holdings LLC
6.750% due 12/15/2019		100	105
Santander Holdings USA, Inc.
2.504% due 11/24/2017		500	503

Synchrony Financial
2.438% due 11/09/2017		700	704
Toronto-Dominion Bank
2.250% due 03/15/2021		4,800	4,788
Unibail-Rodamco SE
1.793% due 04/16/2019		5,700	5,681

			165,983

INDUSTRIALS 0.2%
AP Moller - Maersk A/S
2.550% due 09/22/2019		100	101
BAT International Finance PLC
2.750% due 06/15/2020		100	101
D.R. Horton, Inc.
3.750% due 03/01/2019		100	102
Diamond Finance Corp.
3.480% due 06/01/2019		400	410
ERAC USA Finance LLC
2.800% due 11/01/2018		100	101
5.250% due 10/01/2020		100	108
Forest Laboratories LLC
4.375% due 02/01/2019		100	103
Hyundai Capital America
2.500% due 03/18/2019		100	100
Japan Tobacco, Inc.
2.100% due 07/23/2018		100	100
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		200	223
9.000% due 02/01/2019		100	112
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	212
Regency Energy Partners LP
5.750% due 09/01/2020		100	108
Ryder System, Inc.
2.450% due 09/03/2019		100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	108
Sky PLC
2.625% due 09/16/2019		100	101
Southern Co.
2.750% due 06/15/2020		100	101
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		100	100
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		300	323
5.877% due 07/15/2019		400	432
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		200	198
Time Warner Cable LLC
5.000% due 02/01/2020		200	213
8.250% due 04/01/2019		100	112
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		100	105
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,100	1,097
2.450% due 11/20/2019		300	301

			5,173

UTILITIES 0.6%
AT&T, Inc.
1.617% due 01/15/2020		2,600	2,618
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	2,208
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$100	107
Petrobras Global Finance BV
4.375% due 05/20/2023		400	380
5.375% due 01/27/2021		7,600	7,846
6.625% due 01/16/2034	GBP	100	123
8.375% due 05/23/2021		$300	340
Plains All American Pipeline LP
2.600% due 12/15/2019		100	100

Verizon Communications, Inc.
4.500% due 09/15/2020	300	320

		14,042

Total Corporate Bonds & Notes (Cost $184,192)		185,198

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	670	643

Total Municipal Bonds & Notes (Cost $641)		643

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.859% due 12/25/2036	49	48
1.132% due 08/25/2034	61	60
1.332% due 07/25/2037 - 05/25/2042	79	79
1.422% due 05/25/2036	24	24
1.662% due 02/25/2041	1,760	1,785
1.814% due 07/01/2044 - 09/01/2044	42	43
2.754% due 10/01/2035	123	129
2.998% due 05/25/2035	402	424
Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047	27,000	26,737
3.500% due 05/01/2032 - 05/01/2047	24,000	24,594
Freddie Mac
1.062% due 10/15/2020	135	135
1.142% due 02/15/2019	9	9
1.242% due 08/25/2031	47	46
1.362% due 08/15/2033 - 09/15/2042	9,719	9,714
1.796% due 02/25/2045	867	886
1.814% due 10/25/2044	2,770	2,799
2.859% due 01/01/2034	91	96
3.126% due 12/01/2035	59	62
NCUA Guaranteed Notes
1.337% due 12/08/2020	3,594	3,613
1.432% due 10/07/2020	1,859	1,861
Small Business Administration
5.902% due 02/10/2018	62	64
6.020% due 08/01/2028	637	712

Total U.S. Government Agencies (Cost $73,440)		73,920

U.S. TREASURY OBLIGATIONS 94.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (f)	29,674	30,117
0.125% due 04/15/2020 (f)(h)(j)	96,656	98,129
0.125% due 04/15/2021 (f)(h)	20,648	20,874
0.125% due 01/15/2022 (f)	23,059	23,248
0.125% due 07/15/2022 (f)	146,228	147,457
0.125% due 01/15/2023 (f)(j)	136,466	136,495
0.125% due 07/15/2024 (f)	57,503	57,017
0.125% due 07/15/2026 (j)	4,418	4,313
0.250% due 01/15/2025 (f)(j)	72,166	71,604
0.375% due 07/15/2023 (f)(h)(j)	110,225	112,070
0.375% due 07/15/2025 (j)	6,022	6,041
0.375% due 01/15/2027	44,841	44,683
0.625% due 07/15/2021 (f)	48,793	50,639
0.625% due 01/15/2024 (f)	48,442	49,629
0.625% due 01/15/2026 (f)	99,881	101,776
0.625% due 02/15/2043 (j)	5,725	5,335
0.750% due 02/15/2042 (j)	10,684	10,294
0.750% due 02/15/2045 (f)	54,189	51,689
0.875% due 02/15/2047 (f)	17,506	17,262
1.000% due 02/15/2046 (f)	42,785	43,493
1.250% due 07/15/2020 (h)	22,985	24,331
1.375% due 07/15/2018 (h)(j)	1,171	1,212
1.375% due 01/15/2020	83,783	88,285
1.375% due 02/15/2044 (f)	95,287	105,257
1.625% due 01/15/2018 (h)(j)	3,014	3,077
1.750% due 01/15/2028	68,235	77,254
1.875% due 07/15/2019 (h)(j)	9,668	10,274
2.000% due 01/15/2026 (f)	38,055	43,221
2.125% due 02/15/2040 (f)	42,305	53,464
2.125% due 02/15/2041 (j)	4,381	5,564
2.375% due 01/15/2025	122,517	141,406
2.375% due 01/15/2027 (f)	26,266	31,080
2.500% due 01/15/2029 (f)	116,966	143,196
3.625% due 04/15/2028 (f)	67,252	89,504
3.875% due 04/15/2029 (f)	60,564	83,873
U.S. Treasury Notes
1.750% due 11/30/2021 (f)(h)(j)	17,830	17,714

1.875% due 02/28/2022 (f)		103,300	103,080
2.000% due 11/15/2026		1,300	1,256
2.125% due 12/31/2021 (j)		900	909

Total U.S. Treasury Obligations (Cost $2,116,558)			2,106,122

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
American Home Mortgage Investment Trust
2.862% due 09/25/2045		222	220
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		301	303
Banc of America Funding Trust
1.198% due 07/20/2036		114	113
3.080% due 02/20/2036		556	551
3.500% due 01/20/2047 ^		317	277
Banc of America Mortgage Trust
3.240% due 06/25/2035		103	97
3.449% due 02/25/2036 ^		354	329
3.490% due 11/25/2034		59	58
6.500% due 09/25/2033		15	15
Banc of America Re-REMIC Trust
5.901% due 02/17/2051		157	157
BCRR Trust
5.858% due 07/17/2040		47	47
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035		155	155
2.830% due 10/25/2035		830	803
3.238% due 07/25/2036 ^		539	507
3.346% due 01/25/2035		351	343
3.466% due 03/25/2035		350	343
Bear Stearns ALT-A Trust
3.272% due 09/25/2035		1,682	1,451
3.387% due 03/25/2036 ^		583	450
Chase Mortgage Finance Trust
2.995% due 02/25/2037		39	39
ChaseFlex Trust
6.000% due 02/25/2037 ^		507	377
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.262% due 01/25/2035		15	14
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		24	23
2.990% due 03/25/2036 ^		951	906
3.040% due 05/25/2035		30	30
3.365% due 09/25/2037 ^		924	796
Countrywide Alternative Loan Trust
1.058% due 12/25/2035		31	28
1.158% due 02/20/2047 ^		533	389
1.162% due 05/25/2047		152	130
1.172% due 09/25/2046 ^		4,682	3,651
1.638% due 12/25/2035		96	87
Countrywide Home Loan Mortgage Pass-Through Trust
3.048% due 05/20/2036 ^		133	111
3.134% due 11/19/2033		20	20
5.500% due 08/25/2035 ^		100	94
Deutsche ALT-B Securities, Inc.
1.082% due 10/25/2036 ^		16	10
Eurosail PLC
0.644% due 06/13/2045	GBP	7	9
1.294% due 06/13/2045		3,512	4,202
First Horizon Alternative Mortgage Securities Trust
3.017% due 06/25/2034		$220	215
First Horizon Mortgage Pass-Through Trust
2.936% due 02/25/2035		778	776
2.971% due 08/25/2035		433	376
GreenPoint Mortgage Funding Trust
1.252% due 11/25/2045		190	165
1.422% due 06/25/2045		292	257
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,361
GSR Mortgage Loan Trust
3.087% due 09/25/2035		377	390
3.112% due 12/25/2034		617	619
3.217% due 07/25/2035		464	458
3.489% due 01/25/2035		184	177
HarborView Mortgage Loan Trust
1.258% due 02/19/2036		182	132
1.318% due 06/20/2035		97	94
1.418% due 05/19/2035		88	81
IndyMac Mortgage Loan Trust
1.762% due 05/25/2034		36	33
3.024% due 12/25/2034		160	152
3.593% due 11/25/2035 ^		420	396
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		687	692
JPMorgan Mortgage Trust
2.748% due 07/27/2037		804	762

3.172% due 08/25/2035 ^		259	249
3.229% due 07/25/2035		220	218
3.252% due 08/25/2035		295	294
3.257% due 09/25/2035		118	108
3.270% due 02/25/2035		231	228
3.283% due 07/25/2035		516	521
JPMorgan Resecuritization Trust
6.000% due 02/27/2037		219	222
Marche Mutui SRL
0.062% due 02/25/2055	EUR	24	25
1.922% due 01/27/2064		671	718
MASTR Adjustable Rate Mortgages Trust
3.050% due 11/21/2034		$241	247
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.612% due 11/15/2031		133	125
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.352% due 12/15/2030		147	142
Merrill Lynch Mortgage Investors Trust
1.232% due 11/25/2035		236	221
1.784% due 10/25/2035		142	136
3.068% due 12/25/2035		216	200
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		150	152
Morgan Stanley Capital Trust
5.809% due 12/12/2049		417	419
5.942% due 06/11/2049		318	320
Morgan Stanley Mortgage Loan Trust
2.996% due 06/25/2036		428	422
Morgan Stanley Re-REMIC Trust
5.949% due 08/12/2045		107	107
Residential Accredit Loans, Inc. Trust
1.282% due 08/25/2035		123	99
Royal Bank of Scotland Capital Funding Trust
6.101% due 12/16/2049		1,026	1,027
Sequoia Mortgage Trust
1.178% due 07/20/2036		1,007	957
1.678% due 10/19/2026		41	40
Structured Adjustable Rate Mortgage Loan Trust
2.038% due 01/25/2035		128	109
3.255% due 08/25/2035		146	141
3.379% due 02/25/2034		166	167
3.464% due 12/25/2034		246	241
Structured Asset Mortgage Investments Trust
1.172% due 06/25/2036		97	82
1.192% due 04/25/2036		390	348
1.228% due 07/19/2035		902	866
1.638% due 10/19/2034		87	83
Swan Trust
2.925% due 04/25/2041	AUD	152	117
Thrones PLC
1.860% due 07/20/2044	GBP	47	60
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,882
WaMu Mortgage Pass-Through Certificates Trust
1.368% due 01/25/2047		689	626
1.408% due 05/25/2047		434	388
1.424% due 12/25/2046		97	92
1.638% due 02/25/2046		155	150
1.838% due 11/25/2042		19	18
2.116% due 07/25/2046		663	620
2.116% due 11/25/2046		95	86
2.990% due 08/25/2035		87	82
3.001% due 12/25/2035		181	167
Wells Fargo Mortgage-Backed Securities Trust
3.044% due 09/25/2034		57	58

Total Non-Agency Mortgage-Backed Securities (Cost $46,371)			47,851

ASSET-BACKED SECURITIES 4.9%
Ares CLO Ltd.
2.234% due 08/28/2025		1,200	1,203
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024		1,985	1,988
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	137	147
Carlyle High Yield Partners Ltd.
1.250% due 04/19/2022		$491	492
CELF Low Levered Partners PLC
0.000% due 03/04/2024	EUR	71	75
CIT Mortgage Loan Trust
2.332% due 10/25/2037		$930	926
Citigroup Mortgage Loan Trust, Inc.
1.062% due 01/25/2037		151	98
1.232% due 06/25/2037		7,000	6,754
College Loan Corp. Trust
1.288% due 01/25/2024		800	792

Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		3,200	3,210
Credit-Based Asset Servicing and Securitization LLC
1.042% due 11/25/2036		80	46
CVP Cascade CLO Ltd.
0.000% due 01/16/2026 (a)		600	601
Equity One Mortgage Pass-Through Trust
1.582% due 04/25/2034		86	73
Finn Square CLO Ltd.
2.367% due 12/24/2023		1,089	1,091
Flagship Ltd.
0.000% due 01/20/2026 (a)		4,700	4,700
Fortress Credit BSL Ltd.
0.000% due 10/19/2025 (a)		3,000	3,000
Fraser Sullivan CLO Ltd.
2.105% due 04/20/2023		1,467	1,468
Grosvenor Place CLO BV
0.508% due 10/28/2023	EUR	92	98
GSAMP Trust
1.052% due 12/25/2036		$95	52
1.717% due 09/25/2035 ^		122	116
Hildene CLO Ltd.
0.000% due 01/17/2026 (a)		4,200	4,200
0.000% due 07/19/2026 (a)		3,300	3,300
HSI Asset Securitization Corp. Trust
1.032% due 10/25/2036		6	4
Jamestown CLO Ltd.
0.000% due 01/17/2027 (a)		5,800	5,800
Merrill Lynch Mortgage Investors Trust
1.062% due 09/25/2037		25	9
1.102% due 02/25/2037		355	173
Morgan Stanley IXIS Real Estate Capital Trust
1.032% due 11/25/2036		12	6
Navient Student Loan Trust
2.132% due 03/25/2066		4,200	4,247
NovaStar Mortgage Funding Trust
1.452% due 01/25/2036		2,100	1,959
OHA Credit Partners Ltd.
1.000% due 10/20/2025		5,600	5,600
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,256	6,274
Palmer Square CLO Ltd.
0.000% due 10/17/2027 (a)		6,000	6,025
2.423% due 10/17/2025		5,100	5,100
Park Place Securities, Inc.
1.452% due 09/25/2035		3,200	3,091
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.472% due 09/25/2035		800	735
2.032% due 10/25/2034		4,000	3,581
PDM CLO BV
0.510% due 02/14/2023	EUR	100	106
Penta CLO S.A.
0.000% due 06/04/2024		174	185
RAAC Trust
1.322% due 08/25/2036		$700	667
Renaissance Home Equity Loan Trust
1.742% due 12/25/2032		64	61
Securitized Asset-Backed Receivables LLC Trust
1.042% due 12/25/2036 ^		338	114
Shackleton CLO Ltd.
0.000% due 01/13/2025 (a)		700	700
SLM Student Loan Trust
1.078% due 04/25/2019		4,829	4,787
2.538% due 04/25/2023		6,775	6,916
Soundview Home Loan Trust
1.042% due 11/25/2036		53	22
Structured Asset Investment Loan Trust
1.202% due 12/25/2035		492	481
Structured Asset Securities Corp. Mortgage Loan Trust
2.284% due 04/25/2035		362	345
Symphony CLO Ltd.
2.203% due 10/17/2026		900	902
TICP CLO Ltd.
0.000% due 07/20/2026 (a)		8,800	8,799
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		144	146
VOLT LLC
3.375% due 02/25/2055		483	483
3.500% due 06/26/2045		2,121	2,134
3.500% due 03/25/2047		700	702
3.875% due 04/25/2055		28	28

Voya CLO Ltd.
2.320% due 10/15/2022		4,119	4,133

Total Asset-Backed Securities (Cost $107,344)			108,745

SOVEREIGN ISSUES 7.8%
Argentine Government International Bond
6.875% due 01/26/2027		7,000	7,093
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,144
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (c)	BRL	240,400	73,127
0.000% due 01/01/2018 (c)		129,500	38,584
France Government International Bond
0.100% due 03/01/2021 (d)	EUR	601	676
2.250% due 07/25/2020 (d)		2,580	3,105
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	204,400	1,911
Mexico Government International Bond
4.750% due 06/14/2018	MXN	65,102	3,408
7.750% due 05/29/2031		70,941	3,942
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	7,302	5,141
3.000% due 09/20/2030		15,305	11,834
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	154,000	1,331
4.500% due 07/03/2017		300,000	2,627
United Kingdom Gilt
0.125% due 03/22/2044 (d)	GBP	449	909
0.125% due 03/22/2046 (d)		4,794	10,006
0.125% due 03/22/2058 (d)		384	997
0.125% due 11/22/2065 (d)		2,560	7,697

Total Sovereign Issues (Cost $172,139)			173,532

SHORT-TERM INSTRUMENTS 5.4%
CERTIFICATES OF DEPOSIT 4.6%
Barclays Bank PLC
1.804% due 11/06/2017		$9,400	9,420
1.906% due 09/08/2017		7,100	7,116
Credit Suisse AG
1.920% due 09/12/2017		17,600	17,642
Mitsubishi UFJ Trust & Banking Corp.
1.872% due 09/19/2017		4,700	4,713
Natixis S.A.
1.846% due 09/25/2017		18,500	18,544
Norinchukin Bank
1.733% due 10/10/2017		19,200	19,255
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		8,700	8,722
Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		5,600	5,615
1.882% due 09/18/2017		12,100	12,133

			103,160

REPURCHASE AGREEMENTS (e) 0.2%			3,911

ARGENTINA TREASURY BILLS 0.3%
2.935% due 05/26/2017 - 12/15/2017 (b)(c)		$7,800	7,502

MEXICO TREASURY BILLS 0.3%
6.745% due 05/25/2017 - 01/04/2018 (b)(c)	MXN	140,253	7,280

U.S. TREASURY BILLS 0.0%
0.734% due 04/20/2017 (b)(c)(j)		$304	304

Total Short-Term Instruments (Cost $121,546)			122,157

Total Investments in Securities (Cost $2,822,417)			2,818,360

	SHARES
INVESTMENTS IN AFFILIATES 44.8%
SHORT-TERM INSTRUMENTS 44.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 44.8%
PIMCO Short-Term Floating NAV Portfolio III		101,176,694	1,000,233

Total Short-Term Instruments (Cost $1,000,233)			1,000,233

Total Investments in Affiliates (Cost $1,000,233)			1,000,233

Total Investments 171.0% (Cost $3,822,650)			$3,818,593
Financial Derivative Instruments (g)(i) (0.6)% (Cost or Premiums, net $(1,376))			(12,753)
Other Assets and Liabilities, net (70.4)%			(1,572,579)

Net Assets 100.0%			$2,233,261

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$3,911	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(3,990)	$3,911	$3,911

Total Repurchase Agreements						$(3,990)	$3,911	$3,911

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	0.890%	03/06/2017	04/03/2017	$(5,357)	$(5,361)
	0.990	04/03/2017	04/06/2017	(977,217)	(977,217)
	1.090	04/03/2017	04/05/2017	(171,584)	(171,584)
GSC	0.850	03/29/2017	04/05/2017	(31,358)	(31,362)
	0.870	03/31/2017	04/17/2017	(10,188)	(10,188)
NOM	0.850	03/31/2017	04/17/2017	(21,061)	(21,062)
TDM	0.740	03/22/2017	04/13/2017	(27,424)	(27,431)
	0.750	01/18/2017	04/13/2017	(189,122)	(189,418)
	0.760	01/04/2017	04/04/2017	(244,999)	(245,459)
	0.760	03/22/2017	04/13/2017	(13,024)	(13,027)

Total Sale-Buyback Transactions					$(1,692,109)

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2047	$5,000	$(5,259)	$(5,245)

Total Short Sales				$(5,259)	$(5,245)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(425,806) at a weighted average interest rate of 0.747%.
(4)	Payable for sale-buyback transactions includes $(156) of deferred price drop.

(f)	Securities with an aggregate market value of $1,687,933 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$111.000	05/26/2017	1,221	$10	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.500	05/26/2017	429	4	0
Put - CME 90-Day Eurodollar April Futures	98.500	04/13/2017	2,163	30	14
Put - CME 90-Day Eurodollar April Futures	98.625	04/13/2017	4,293	185	27

				$229	$42

Total Purchased Options				$229	$42

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$122.500	05/26/2017	609	$(462)	$(127)
Put - CBOT U.S. Treasury 10-Year Note June Futures	123.000	05/26/2017	206	(187)	(62)
Call - CBOT U.S. Treasury 10-Year Note June Futures	124.500	05/26/2017	490	(414)	(469)
Call - CBOT U.S. Treasury 10-Year Note June Futures	125.000	05/26/2017	242	(131)	(177)

				$(1,194)	$(835)

Total Written Options				$(1,194)	$(835)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	Long	06/2017	201	$189	$62	$(4)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	265	24	113	0
Japan Government 10-Year Bond June Futures	Short	06/2017	33	(4)	50	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	797	12	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	797	(43)	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	391	(80)	0	(31)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	728	(288)	0	(119)
U.S. Treasury 10-Year Note June Futures	Long	06/2017	1,033	331	226	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	587	(85)	0	(184)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2017	76	58	24	0
United Kingdom Long Gilt June Futures	Short	06/2017	106	(280)	8	(52)

Total Futures Contracts				$(166)	$483	$(390)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin (1)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$0	$(6)	$(1)	$0	$0
CDX.HY-28 5-Year Index	5.000	06/20/2022	14,250	(1,054)	(72)	4	(10)

				$(1,060)	$(73)	$4	$(10)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2026		$2,200	$112	$174	$0	$(3)
Receive	3-Month USD-LIBOR	1.250	02/23/2018		143,100	98	22	0	(1)
Pay	3-Month USD-LIBOR	1.250	06/15/2018		22,900	21	(86)	0	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		12,000	(100)	195	0	(8)
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2022		51,500	2,167	(358)	0	(49)
Pay (5)	3-Month USD-LIBOR	2.655	10/19/2023		47,000	488	488	52	0
Pay (5)	3-Month USD-LIBOR	2.678	10/25/2023		33,000	373	373	37	0
Pay (5)	3-Month USD-LIBOR	2.670	11/19/2023		14,000	145	145	15	0
Pay (5)	3-Month USD-LIBOR	2.681	12/12/2023		14,000	146	146	15	0
Pay (5)	3-Month USD-LIBOR	2.500	12/19/2023		68,400	129	682	74	0
Receive (5)	3-Month USD-LIBOR	2.500	02/22/2026		42,030	396	531	0	(42)
Receive (5)	3-Month USD-LIBOR	2.400	03/16/2026		116,900	1,642	2,484	0	(117)
Receive (5)	3-Month USD-LIBOR	2.300	04/21/2026		34,000	638	780	0	(33)
Receive (5)	3-Month USD-LIBOR	2.300	04/27/2026		40,600	765	923	0	(40)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		540	1	30	0	(1)
Receive (5)	3-Month USD-LIBOR	1.850	07/27/2026		12,800	502	523	0	(12)
Receive (5)	3-Month USD-LIBOR	2.000	07/27/2026		36,800	1,204	1,315	0	(34)
Receive (5)	3-Month USD-LIBOR	2.948	10/19/2048		9,000	(311)	(311)	0	(14)
Receive (5)	3-Month USD-LIBOR	2.969	10/25/2048		6,000	(233)	(233)	0	(9)
Receive (5)	3-Month USD-LIBOR	2.951	11/19/2048		3,000	(104)	(104)	0	(5)
Receive (5)	3-Month USD-LIBOR	2.953	12/12/2048		3,000	(103)	(103)	0	(4)
Receive (5)	3-Month USD-LIBOR	2.750	12/19/2048		15,400	125	(263)	0	(22)
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	41,780	(1,322)	(759)	0	(209)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		2,655	(484)	(61)	0	(33)
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		17,210	(1,767)	(717)	0	(242)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	65,600	(107)	(8)	2	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	29,000	(10)	(7)	3	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		22,800	8	8	2	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		141,600	347	361	35	0
Pay	CPTFEMU	0.580	10/15/2017	EUR	18,000	57	118	29	0
Pay	CPTFEMU	0.830	05/15/2018		25,700	(297)	(185)	0	(3)
Pay	CPTFEMU	0.625	09/15/2018		9,200	38	63	1	0
Pay	CPTFEMU	0.650	10/15/2018		5,400	24	37	0	0
Pay	CPTFEMU	0.806	04/15/2021		10,900	230	156	0	(12)
Pay	CPTFEMU	0.875	05/15/2021		19,500	382	254	0	(23)
Pay	CPTFEMU	1.165	12/15/2021		3,100	0	(2)	0	(6)
Pay	CPTFEMU	1.100	08/15/2026		4,200	(115)	81	19	0
Pay	CPTFEMU	1.385	12/15/2026		4,900	17	30	23	0
Pay	CPURNSA	2.250	07/15/2017		$87,000	(4,419)	83	49	0
Pay	CPURNSA	2.018	08/19/2017		17,900	(515)	40	15	0
Pay	CPURNSA	2.027	11/23/2020		10,200	93	93	50	0
Pay	CPURNSA	2.021	11/25/2020		9,700	90	90	48	0
Pay	CPURNSA	1.550	07/26/2021		7,200	242	(2)	0	(2)
Pay	CPURNSA	1.603	09/12/2021		5,560	166	(2)	0	(2)
Pay	CPURNSA	2.500	07/15/2022		30,300	(2,506)	189	157	0
Pay	CPURNSA	1.730	07/26/2026		7,200	(383)	3	3	0
Pay	CPURNSA	1.800	09/12/2026		17,300	(794)	(620)	0	(102)
Pay	CPURNSA	1.801	09/12/2026		5,560	(255)	2	2	0
Pay	CPURNSA	1.805	09/12/2026		4,900	(223)	2	2	0
Pay	CPURNSA	1.780	09/15/2026		4,600	(221)	2	2	0
Pay	FRCPXTOB	0.890	11/15/2018	EUR	2,400	8	4	0	0
Pay	UKRPI	3.350	05/15/2030	GBP	7,000	27	(48)	0	(17)
Pay	UKRPI	3.400	06/15/2030		12,500	131	178	0	(32)
Pay	UKRPI	3.325	08/15/2030		10,300	(150)	(6)	0	(47)
Pay	UKRPI	3.275	09/15/2030		10,500	(291)	208	0	(43)
Pay	UKRPI	3.300	12/15/2030		5,400	(184)	72	0	(21)
Pay	UKRPI	3.140	04/15/2031		2,600	(224)	51	0	(7)
Pay	UKRPI	3.530	10/15/2031		3,000	13	(36)	0	(36)
Pay	UKRPI	3.585	10/15/2046		4,600	(379)	(47)	79	0
Pay	UKRPI	3.428	03/15/2047		2,500	87	87	87	0

						$(4,585)	$7,065	$801	$(1,231)

Total Swap Agreements						$(5,645)	$6,992	$805	$(1,241)

(1)	Unsettled variation margin liability of $(6) for closed swap agreements is outstanding at period end.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $14,346 and cash of $4,077 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	12,397		$13,150	$0	$(75)
	04/2017		$6,515	JPY	724,514	0	(8)
	05/2017	JPY	724,513		$6,522	8	0
	05/2017	MXN	20,833		1,025	0	(80)
BPS	04/2017	BRL	204,125		63,561	0	(1,642)
	04/2017		$63,177	BRL	204,125	2,130	(103)
	04/2017		12,834	EUR	11,900	0	(139)
	04/2017		5,637	MXN	111,436	303	0
	05/2017	EUR	11,900		$12,851	140	0
	08/2017	MXN	27,095		1,356	0	(62)
	10/2017	BRL	72,900		21,712	0	(676)
	01/2018		7,780		2,155	0	(196)
	03/2018	MXN	88,380		4,226	0	(269)
	03/2018		$4,455	MXN	88,380	40	0
BRC	04/2017		6,369	AUD	8,328	0	(6)
	05/2017	AUD	8,328		$6,366	6	0
CBK	04/2017	EUR	117		127	2	0
	04/2017		$1,022	GBP	834	22	0
	05/2017		5,957	RUB	358,013	331	0
DUB	05/2017		17,341	CNH	120,938	194	0
	01/2018	BRL	69,900		$19,645	0	(1,478)
FBF	08/2017	MXN	24,130		1,208	0	(55)
GLM	04/2017	EUR	5,421		5,713	0	(70)
	04/2017	GBP	2,068		2,573	0	(18)
	04/2017	MXN	258,907		12,479	0	(1,322)
	04/2017		$2,012	EUR	1,908	24	0
	04/2017		40,918	GBP	32,980	403	0
	05/2017	GBP	28,696		$35,681	0	(295)
	05/2017	ZAR	11,855		861	0	(18)
	08/2017	MXN	1,770		88	0	(4)
	01/2018		10,545		515	0	(26)
HUS	04/2017	JPY	724,514		6,452	0	(56)
	04/2017		$6,664	INR	457,755	392	0
	05/2017		6,945	CNH	48,431	77	0
	06/2017	SGD	134		$95	0	(1)
IND	04/2017	BRL	39,600		11,337	0	(1,312)
	04/2017		$12,498	BRL	39,600	151	0
JPM	04/2017	BRL	195,400		$56,315	0	(6,101)
	04/2017	INR	87,785		1,339	0	(14)
	04/2017		$60,822	BRL	195,400	1,594	0
	04/2017		4,431	EUR	4,127	0	(28)
	04/2017		10,822	GBP	8,827	237	0
	04/2017		6,315	MXN	125,229	360	0
	05/2017	NZD	25,184		$17,589	0	(52)
	06/2017		$97	KRW	110,921	3	0
	10/2017	BRL	88,900		$26,147	0	(1,154)
	01/2018		13,020		3,599	0	(335)
MSB	04/2017	GBP	38,940		48,836	48	0
NAB	05/2017		$5,974	EUR	5,581	0	(12)
NGF	06/2017	MXN	7,070		$349	0	(25)
	07/2017		7,070		348	0	(25)
	08/2017		10,600		517	0	(36)
	10/2017	BRL	78,600		22,936	0	(1,203)
	11/2017	MXN	31,140		1,510	0	(94)
	01/2018	BRL	38,800		10,816	0	(908)
SCX	04/2017	AUD	8,328		6,413	50	0
	04/2017	BRL	33,925		10,865	28	0
	04/2017	GBP	1,633		1,988	0	(58)
	04/2017		$10,707	BRL	33,925	129	0
	05/2017	CNH	169,989		$24,554	0	(94)
	05/2017		$10,800	BRL	33,925	0	(35)
SOG	04/2017	NZD	25,184		$18,080	427	0
TOR	04/2017		$159	MXN	3,170	10	0
UAG	04/2017		5,996	EUR	5,581	0	(42)
	06/2017		145	MYR	650	1	0

Total Forward Foreign Currency Contracts						$7,110	$(18,127)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$7,500	$751	$158
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,500	751	1,138
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	49,000	559	1,318
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	64,400	747	1,623
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	8,100	810	171
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	8,100	810	1,229

							$4,428	$5,637

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	1.600%	3-Month USD-LIBOR	12/06/2019	$117,200	$1,641	$363
NGF	Call - OTC 2-Year Interest Rate Floor (1)	1.600	3-Month USD-LIBOR	12/06/2019	119,000	1,654	368

						$3,295	$731

Total Purchased Options						$7,723	$6,368

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC iTraxx Europe 26 5-Year	Buy	0.675%	06/21/2017	EUR	11,800	$(16)	$(25)
	Put - OTC iTraxx Europe 26 5-Year	Sell	1.000	06/21/2017		11,800	(17)	(7)

							$(33)	$(32)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC GBP versus USD	$1.268	05/18/2017	GBP	20,004	$(141)	$(185)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$3,900	$(34)	$(1)
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020		33,400	(298)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020		4,400	(57)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		5,100	(49)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	8,600	(391)	(97)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$34,300	(250)	(13)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,900	(20)	(1)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		33,100	(374)	(136)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,800	(273)	(79)

							$(1,746)	$(327)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.455%	05/18/2017	$67,600	$(977)	$(569)
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800	11/07/2017	26,000	(226)	(20)
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	26,000	(226)	(439)

							$(1,429)	$(1,028)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	0.943%	3-Month USD-LIBOR	12/06/2019	$234,400	$(1,641)	$(131)
NGF	Call - OTC 2-Year Interest Rate Floor (1)	0.943	3-Month USD-LIBOR	12/06/2019	238,000	(1,655)	(134)
						$(3,296)	$(265)

Total Written Options						$(6,645)	$(1,837)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2021	2.050%	$2,600	$(203)	$84	$0	$(119)
BPS	Mexico Government International Bond	1.000	06/20/2021	0.989	10,400	(263)	272	9	0
BRC	Mexico Government International Bond	1.000	06/20/2021	0.989	500	(13)	13	0	0
CBK	Brazil Government International Bond	1.000	06/20/2021	1.800	800	(69)	44	0	(25)
	Mexico Government International Bond	1.000	06/20/2021	0.989	1,000	(24)	25	1	0
DUB	Brazil Government International Bond	1.000	06/20/2021	1.800	1,100	(95)	61	0	(34)
	Italy Government International Bond	1.000	03/20/2019	0.682	7,700	(133)	184	51	0
	Mexico Government International Bond	1.000	06/20/2021	0.989	2,800	(73)	75	2	0
FBF	Mexico Government International Bond	1.000	06/20/2021	0.989	2,900	(75)	77	2	0
HUS	Mexico Government International Bond	1.000	06/20/2021	0.989	6,500	(162)	168	6	0
NGF	Russia Government International Bond	1.000	06/20/2021	1.292	1,900	(117)	95	0	(22)

						$(1,227)	$1,098	$71	$(200)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$4,300	$(224)	$166	$0	$(58)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,400	(73)	54	0	(19)

					$(297)	$220	$0	$(77)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.010%	10/16/2017		$9,100	$0	$124	$124	$0
	Pay	CPURNSA	1.565	06/07/2018		4,100	0	27	27	0
	Pay	CPURNSA	1.570	11/23/2020		1,500	0	38	38	0
	Receive	UKRPI	3.430	06/15/2030	GBP	4,900	1	89	90	0
	Receive	UKRPI	3.350	08/15/2030		7,500	(85)	24	0	(61)
BPS	Pay	CPTFEMU	0.550	10/15/2017	EUR	2,200	0	8	8	0
	Pay	CPTFEMU	0.806	04/15/2021		1,300	0	28	28	0
CBK	Receive	CPTFEMU	1.178	05/15/2026		4,500	(1)	(91)	0	(92)
DUB	Pay	CPURNSA	2.173	11/01/2018		$16,200	0	(549)	0	(549)
	Pay	CPURNSA	1.725	03/04/2019		2,925	0	14	14	0
GLM	Pay	CPURNSA	2.175	10/01/2018		26,500	49	(958)	0	(909)
	Receive	UKRPI	3.320	05/15/2030	GBP	1,740	0	(7)	0	(7)
	Receive	UKRPI	3.400	06/15/2030		1,700	5	13	18	0
	Pay	UKRPI	3.325	08/15/2030		17,200	(55)	(195)	0	(250)
	Receive	UKRPI	3.358	04/15/2035		2,700	0	(33)	0	(33)
	Pay	UKRPI	3.145	05/15/2046		1,630	28	320	348	0
	Pay	UKRPI	3.120	06/15/2046		2,830	0	687	687	0
MYC	Receive	CPURNSA	2.058	05/12/2025		$5,100	0	(38)	0	(38)
	Receive	CPURNSA	1.788	07/18/2026		5,200	0	(250)	0	(250)
	Receive	CPURNSA	1.810	07/19/2026		12,000	0	(550)	0	(550)
	Receive	CPURNSA	1.800	07/20/2026		7,600	0	(355)	0	(355)
	Receive	CPURNSA	1.805	09/20/2026		2,200	0	(102)	0	(102)
RYL	Receive	CPTFEMU	1.385	12/15/2026	EUR	12,300	(16)	57	41	0
	Pay	CPURNSA	2.250	07/15/2017		$61,200	108	(3,217)	0	(3,109)
	Receive	FRCPXTOB	1.140	08/15/2026	EUR	1,100	1	(38)	0	(37)

							$35	$(4,954)	$1,423	$(6,342)

Total Swap Agreements							$(1,489)	$(3,636)	$1,494	$(6,619)

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $15,846 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$192	$0	$192
Corporate Bonds & Notes
Banking & Finance	0	165,983	0	165,983
Industrials	0	5,173	0	5,173
Utilities	0	14,042	0	14,042
Municipal Bonds & Notes
West Virginia	0	643	0	643
U.S. Government Agencies	0	73,920	0	73,920
U.S. Treasury Obligations	0	2,106,122	0	2,106,122
Non-Agency Mortgage-Backed Securities	0	47,851	0	47,851
Asset-Backed Securities	0	94,346	14,399	108,745
Sovereign Issues	0	173,532	0	173,532
Short-Term Instruments
Certificates of Deposit	0	103,160	0	103,160
Repurchase Agreements	0	3,911	0	3,911
Mexico Treasury Bills	0	7,280	0	7,280
U.S. Treasury Bills	0	304	0	304
Argentina Treasury Bills	0	7,502	0	7,502
	$0	$2,803,961	$14,399	$2,818,360

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,000,233	$0	$0	$1,000,233
Total Investments	$1,000,233	$2,803,961	$14,399	$3,818,593

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,245)	$0	$(5,245)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	524	806	0	1,330
Over the counter	0	14,972	0	14,972
	$524	$15,778	$0	$16,302

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(390)	(2,076)	0	(2,466)
Over the counter	0	(26,583)	0	(26,583)
	$(390)	$(28,659)	$0	$(29,049)
Total Financial Derivative Instruments	$134	$(12,881)	$0	$(12,747)

Totals	$1,000,367	$2,785,835	$14,399	$3,800,601

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Energy Future Intermediate Holding Co. LLC
TBD% due 06/30/2017	$1,100	$1,101
Las Vegas Sands LLC
TBD% due 12/19/2020	395	395

Total Loan Participations and Assignments (Cost $1,497)		1,496

CORPORATE BONDS & NOTES 65.3%
BANKING & FINANCE 29.3%
Air Lease Corp.
2.125% due 01/15/2020	300	298
3.375% due 01/15/2019	600	614
Ally Financial, Inc.
3.250% due 02/13/2018	700	706
3.500% due 01/27/2019	100	101
4.125% due 03/30/2020	800	818
American Tower Corp.
4.500% due 01/15/2018	200	204
Athene Global Funding
2.875% due 10/23/2018	200	201
Aviation Capital Group Corp.
2.875% due 09/17/2018	1,900	1,920
4.625% due 01/31/2018	700	715
Barclays Bank PLC
6.050% due 12/04/2017	750	770
7.750% due 04/10/2023	500	527
Barclays PLC
2.000% due 03/16/2018	300	300
3.144% due 08/10/2021	300	313
BGC Partners, Inc.
5.125% due 05/27/2021	200	209
BOC Aviation Ltd.
2.375% due 09/15/2021	250	242
2.875% due 10/10/2017	430	432
3.000% due 03/30/2020	200	201
CIT Group, Inc.
3.875% due 02/19/2019	200	206
4.250% due 08/15/2017	400	404
5.000% due 05/15/2018	1,100	1,109
5.250% due 03/15/2018	700	720
5.500% due 02/15/2019	2,200	2,318
Citigroup, Inc.
2.342% due 10/26/2020	1,300	1,328
2.532% due 03/30/2021	1,600	1,639
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)	1,800	1,828
Credit Agricole S.A.
8.125% due 09/19/2033	200	215
Credit Suisse Group Funding Guernsey Ltd.
3.314% due 04/16/2021	3,000	3,149
DBS Bank Ltd.
3.625% due 09/21/2022	250	252
Eksportfinans ASA
5.500% due 06/26/2017	1,090	1,097
Ford Motor Credit Co. LLC
1.949% due 01/09/2018	1,300	1,305
General Motors Financial Co., Inc.
2.370% due 04/10/2018	800	808
2.400% due 04/10/2018	1,000	1,005
2.583% due 01/15/2020	1,269	1,299
3.000% due 09/25/2017	100	101
4.750% due 08/15/2017	1,050	1,062
Goldman Sachs Group, Inc.
1.920% due 12/13/2019	1,200	1,209
2.654% due 11/29/2023 (g)	2,725	2,825
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	500	560
HBOS PLC
1.800% due 09/06/2017	2,300	2,298
Hospitality Properties Trust
6.700% due 01/15/2018	500	507
HSBC Holdings PLC
2.712% due 05/25/2021 (g)	2,200	2,271
3.346% due 03/08/2021	800	843
3.600% due 05/25/2023 (g)	1,000	1,017

Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		300	300
Hyundai Capital Services, Inc.
3.500% due 09/13/2017		1,000	1,008
ICICI Bank Ltd.
4.800% due 05/22/2019		200	209
Industrial Bank of Korea
2.375% due 07/17/2017		1,000	1,002
International Lease Finance Corp.
3.875% due 04/15/2018		400	408
5.875% due 04/01/2019		600	640
8.250% due 12/15/2020		500	591
Jefferies Group LLC
5.125% due 04/13/2018		150	155
JPMorgan Chase & Co.
0.817% due 05/30/2017	GBP	100	125
2.244% due 10/29/2020 (g)		$1,200	1,227
7.900% due 04/30/2018 (e)		900	934
KBC Bank NV
8.000% due 01/25/2023		200	210
LeasePlan Corp. NV
2.500% due 05/16/2018		1,340	1,344
2.875% due 01/22/2019		1,300	1,306
3.000% due 10/23/2017		1,100	1,106
Macquarie Group Ltd.
3.000% due 12/03/2018		1,550	1,573
7.625% due 08/13/2019		1,700	1,895
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.816% due 07/23/2019		900	900
Mizuho Financial Group, Inc.
2.498% due 04/12/2021 (g)		2,200	2,252
Morgan Stanley
2.443% due 10/24/2023		500	511
MUFG Americas Holdings Corp.
1.608% due 02/09/2018 (g)		2,000	2,001
Nationwide Building Society
4.125% due 03/20/2023	EUR	300	331
Navient Corp.
4.625% due 09/25/2017		$600	605
5.500% due 01/15/2019		1,200	1,246
6.625% due 07/26/2021		200	208
Piper Jaffray Cos.
4.147% due 05/31/2017		200	200
5.060% due 10/09/2018		400	409
Reliance Standard Life Global Funding
2.150% due 10/15/2018		300	301
Santander Holdings USA, Inc.
2.504% due 11/24/2017		1,100	1,107
3.450% due 08/27/2018		175	178
Santander UK Group Holdings PLC
2.875% due 10/16/2020		250	251
Santander UK PLC
1.904% due 08/24/2018		1,000	1,005
3.050% due 08/23/2018		250	254
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		1,000	974
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (e)		500	547
Springleaf Finance Corp.
5.250% due 12/15/2019		100	101
6.900% due 12/15/2017		1,000	1,030
Standard Chartered PLC
1.446% due 09/08/2017		200	200
1.700% due 04/17/2018		250	250
State Bank of India
3.250% due 04/18/2018		200	203
3.622% due 04/17/2019		200	205
Sumitomo Mitsui Trust Bank Ltd.
1.610% due 03/06/2019 (g)		2,500	2,505
Synchrony Financial
1.875% due 08/15/2017		400	400
2.265% due 02/03/2020		500	504
2.438% due 11/09/2017		1,600	1,609
UBS Group Funding Jersey Ltd.
2.597% due 09/24/2020		750	765
2.803% due 04/14/2021		3,150	3,259
Unibail-Rodamco SE
1.793% due 04/16/2019		1,500	1,495
United Overseas Bank Ltd.
2.875% due 10/17/2022		200	201
Vonovia Finance BV
3.200% due 10/02/2017		1,900	1,911
Welltower, Inc.
2.250% due 03/15/2018		300	301

Weyerhaeuser Co.
6.950% due 08/01/2017	493	501

		82,699

INDUSTRIALS 26.7%
Actavis Funding SCS
2.200% due 03/12/2018	1,300	1,309
2.375% due 03/12/2020	4,018	4,109
Anheuser-Busch InBev Finance, Inc.
2.294% due 02/01/2021	400	412
Asciano Finance Ltd.
5.000% due 04/07/2018	500	512
BAT International Finance PLC
1.641% due 06/15/2018	100	100
Baxalta, Inc.
2.000% due 06/22/2018	300	301
Central Nippon Expressway Co. Ltd.
2.007% due 02/16/2021	1,000	1,003
2.170% due 08/05/2019	600	598
2.369% due 09/10/2018	250	251
2.381% due 09/17/2020	800	789
Charter Communications Operating LLC
3.579% due 07/23/2020	1,250	1,287
Chevron Corp.
1.987% due 05/16/2021 (g)	3,000	3,077
Cimarex Energy Co.
5.875% due 05/01/2022	600	618
CNPC General Capital Ltd.
2.750% due 04/19/2017	500	500
2.750% due 05/14/2019	500	505
ConocoPhillips Co.
1.939% due 05/15/2022 (g)	1,400	1,426
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	176	185
Cox Communications, Inc.
6.250% due 06/01/2018	150	157
D.R. Horton, Inc.
3.625% due 02/15/2018	500	505
3.750% due 03/01/2019	400	410
Daimler Finance North America LLC
1.659% due 10/30/2019 (g)	4,000	4,021
1.894% due 08/01/2018	500	504
Delta Air Lines, Inc.
2.875% due 03/13/2020	400	404
Diamond Finance Corp.
3.480% due 06/01/2019	1,000	1,026
4.420% due 06/15/2021	200	209
DISH DBS Corp.
4.250% due 04/01/2018	1,500	1,529
eBay, Inc.
1.514% due 08/01/2019	1,900	1,902
2.500% due 03/09/2018	900	907
EMC Corp.
1.875% due 06/01/2018	1,300	1,288
2.650% due 06/01/2020	700	682
Enbridge, Inc.
1.514% due 06/02/2017	500	500
Energy Transfer Partners LP
2.500% due 06/15/2018	250	251
9.000% due 04/15/2019	400	451
General Electric Co.
6.375% due 11/15/2067	500	509
Georgia-Pacific LLC
2.539% due 11/15/2019	600	605
Goldcorp, Inc.
2.125% due 03/15/2018	200	201
GS Caltex Corp.
5.500% due 04/24/2017	200	200
Hewlett Packard Enterprise Co.
3.080% due 10/05/2018	750	766
Hyundai Capital America
4.000% due 06/08/2017	500	502
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	250	250
2.050% due 07/20/2018	1,200	1,201
2.950% due 07/21/2020	950	963
Jaguar Land Rover Automotive PLC
4.250% due 11/15/2019	200	206
Kinder Morgan, Inc.
2.000% due 12/01/2017	850	851
7.000% due 06/15/2017	1,550	1,567
7.250% due 06/01/2018	900	952
KLA-Tencor Corp.
3.375% due 11/01/2019	150	154

Masco Corp.
3.500% due 04/01/2021		200	205
MGM Resorts International
8.625% due 02/01/2019		300	331
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		500	506
Mylan, Inc.
2.600% due 06/24/2018		1,400	1,411
Nissan Motor Acceptance Corp.
1.912% due 01/13/2022 (g)		1,800	1,811
2.116% due 03/08/2019		1,100	1,111
ONEOK Partners LP
2.000% due 10/01/2017		500	501
Origin Energy Finance Ltd.
3.500% due 10/09/2018		200	203
Petrofac Ltd.
3.400% due 10/10/2018		100	101
Petroleos Mexicanos
3.500% due 07/18/2018		1,150	1,170
9.250% due 03/30/2018		1,600	1,703
Petronas Capital Ltd.
5.250% due 08/12/2019		400	427
QUALCOMM, Inc.
1.602% due 05/20/2020		500	499
Reynolds American, Inc.
2.300% due 06/12/2018		750	755
4.000% due 06/12/2022		100	105
S&P Global, Inc.
2.500% due 08/15/2018		300	302
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	216
6.250% due 03/15/2022		100	111
SFR Group S.A.
5.375% due 05/15/2022	EUR	100	111
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$700	695
SK Telecom Co. Ltd.
2.125% due 05/01/2018		1,000	1,002
Southern Co.
2.950% due 07/01/2023		200	195
Suntory Holdings Ltd.
1.650% due 09/29/2017		400	400
Symantec Corp.
2.750% due 06/15/2017		1,750	1,751
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		2,100	2,128
5.462% due 02/16/2021		300	330
6.221% due 07/03/2017		500	506
Tesco PLC
5.500% due 11/15/2017		2,000	2,041
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		1,500	1,492
Time Warner Cable LLC
6.750% due 07/01/2018		1,400	1,481
8.750% due 02/14/2019		1,500	1,677
Toll Brothers Finance Corp.
8.910% due 10/15/2017		200	208
Total Capital International S.A.
1.604% due 08/10/2018		81	81
USG Corp.
8.250% due 01/15/2018		1,550	1,631
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		200	180
Viacom, Inc.
5.625% due 09/15/2019		500	538
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017		2,000	1,999
1.600% due 11/20/2017		700	699
VW Credit, Inc.
1.573% due 06/26/2017		1,400	1,399
2.250% due 03/23/2018		200	201
Willamette Industries, Inc.
7.000% due 02/01/2018		300	312
Wind Acquisition Finance S.A.
3.673% due 07/15/2020	EUR	500	536
Woodside Finance Ltd.
4.600% due 05/10/2021		$900	945
Wyndham Worldwide Corp.
2.500% due 03/01/2018		485	487
Wynn Las Vegas LLC
5.500% due 03/01/2025		100	102

ZF North America Capital, Inc.
4.000% due 04/29/2020		200	206

			75,456

UTILITIES 9.3%
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	300	390
6.500% due 11/30/2072		$900	925
BP Capital Markets PLC
1.783% due 09/26/2018		700	705
2.007% due 09/16/2021 (g)		2,000	2,033
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018 (g)		1,500	1,506
CNOOC Finance Ltd.
1.750% due 05/09/2018		500	499
CNOOC Nexen Finance ULC
1.625% due 04/30/2017 (g)		2,300	2,301
Dominion Resources, Inc.
2.125% due 02/15/2018		2,700	2,701
Enel Finance International NV
6.250% due 09/15/2017		1,300	1,326
FirstEnergy Corp.
2.750% due 03/15/2018		800	803
Great Plains Energy, Inc.
2.500% due 03/09/2020		200	201
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		1,050	1,083
KT Corp.
1.750% due 04/22/2017		1,000	1,000
National Grid North America, Inc.
1.692% due 08/21/2017		2,600	2,601
Plains All American Pipeline LP
6.500% due 05/01/2018		200	209
Shell International Finance BV
1.484% due 05/11/2020		300	302
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		1,500	1,500
Sprint Communications, Inc.
8.375% due 08/15/2017		1,100	1,126
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018		300	299
TECO Finance, Inc.
1.610% due 04/10/2018		150	150
Telecom Italia Capital S.A.
6.999% due 06/04/2018		1,700	1,791
Verizon Communications, Inc.
2.137% due 03/16/2022		2,800	2,827

			26,278

Total Corporate Bonds & Notes (Cost $183,143)			184,433

MUNICIPAL BONDS & NOTES 1.3%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.952% due 11/25/2043		98	98

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		800	808
University of California Revenue Bonds, Series 2011
1.284% due 07/01/2041		500	500

			1,308

DISTRICT OF COLUMBIA 0.2%
Georgetown University, District of Columbia Revenue Bonds, (NPFGC Insured), Series 2001
1.381% due 04/01/2029		500	466

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.650% due 12/01/2033		210	210

UTAH 0.4%
Utah State Board of Regents Revenue Bonds, Series 2011
1.880% due 05/01/2029		1,266	1,269

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% due 01/01/2042		300	300

Total Municipal Bonds & Notes (Cost $3,641)			3,651

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
0.859% due 12/25/2036		8	8
1.102% due 03/25/2034		6	7
1.132% due 08/25/2034		2	2
1.182% due 02/25/2037 - 10/27/2037		59	59
1.332% due 05/25/2042		5	5
1.479% due 01/01/2021		180	180
1.532% due 09/25/2041		117	117
1.562% due 06/25/2041		101	102
1.662% due 12/25/2037		51	52
1.814% due 03/01/2044 - 07/01/2044		21	22
3.130% due 10/01/2031		1	1
Freddie Mac
1.022% due 12/25/2036		15	15
1.362% due 09/15/2041		46	47
1.612% due 02/15/2038		51	51
1.796% due 02/25/2045		83	85
1.814% due 10/25/2044		76	77
2.014% due 07/25/2044		29	29
Ginnie Mae
0.000% due 11/20/2066		598	601
1.000% due 01/20/2066		983	995
1.330% due 04/20/2062		279	278
1.480% due 02/20/2062		225	225
1.580% due 01/20/2066		491	492
1.780% due 03/20/2066		493	499
2.000% due 02/20/2032		6	6
NCUA Guaranteed Notes
1.208% due 12/07/2020		65	65

Total U.S. Government Agencies (Cost $3,993)			4,020

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Notes
2.250% due 02/15/2027 (g)		16,200	15,993

Total U.S. Treasury Obligations (Cost $15,924)			15,993

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Bancorp Commercial Mortgage Trust
2.342% due 11/15/2033		600	602
BCAP LLC Trust
2.979% due 11/26/2035		3	3
Bear Stearns Adjustable Rate Mortgage Trust
3.362% due 01/25/2034		4	4
Bear Stearns ALT-A Trust
3.272% due 09/25/2035		19	16
CDGJ Commercial Mortgage Trust
2.312% due 12/15/2027		326	327
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035		6	7
Countrywide Commercial Mortgage Trust
6.208% due 11/12/2043		148	149
Countrywide Home Loan Reperforming REMIC Trust
1.322% due 06/25/2035		10	9
Credit Suisse Commercial Mortgage Trust
6.062% due 02/15/2041		385	389
Credit Suisse First Boston Mortgage Securities Corp.
1.423% due 03/25/2032		3	2
2.910% due 06/25/2033		12	12
Eurosail PLC
0.644% due 06/13/2045	GBP	66	82
First Republic Mortgage Loan Trust
1.212% due 08/15/2032		$9	8
GreenPoint Mortgage Funding Trust
1.422% due 06/25/2045		25	22
GS Mortgage Securities Trust
5.949% due 08/10/2045		165	165
GSR Mortgage Loan Trust
3.087% due 09/25/2035		12	12
HarborView Mortgage Loan Trust
1.418% due 05/19/2035		33	31
Hudson’s Bay Simon JV Trust
2.410% due 08/05/2034		300	301
JPMorgan Chase Commercial Mortgage Securities Trust
5.829% due 02/12/2049		103	103
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.352% due 12/15/2030		4	3
Merrill Lynch Mortgage Investors Trust
1.784% due 10/25/2035		7	7

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.861% due 08/12/2049		491	493
MortgageIT Trust
1.622% due 02/25/2035		330	320
Nomura Resecuritization Trust
1.486% due 12/26/2036		338	332
RBSSP Resecuritization Trust
1.278% due 10/26/2036		60	58
3.240% due 10/25/2035		1,088	1,102
RFTI Issuer Ltd.
2.662% due 08/15/2030		448	448
Structured Asset Mortgage Investments Trust
1.228% due 07/19/2035		6	5
1.442% due 05/25/2045		38	33
1.638% due 09/19/2032		2	2
Wachovia Bank Commercial Mortgage Trust
5.760% due 06/15/2049		66	66
WaMu Mortgage Pass-Through Certificates Trust
1.638% due 02/25/2046		19	19
1.638% due 08/25/2046		24	21
1.838% due 11/25/2042		9	8
2.038% due 06/25/2042		2	2
Wells Fargo-RBS Commercial Mortgage Trust
1.972% due 06/15/2045		1,200	1,226

Total Non-Agency Mortgage-Backed Securities (Cost $6,464)			6,389

ASSET-BACKED SECURITIES 15.7%
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024		2,079	2,083
Bear Stearns Asset-Backed Securities Trust
1.642% due 10/25/2032		1	1
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	137	147
Carlyle Global Market Strategies CLO Ltd.
2.187% due 07/27/2026		$1,400	1,402
Cavalry CLO Ltd.
2.393% due 01/16/2024		210	210
COA Summit CLO Ltd.
2.380% due 04/20/2023		644	645
Colony American Finance Ltd.
2.544% due 06/15/2048		247	243
Colony Starwood Homes Trust
2.443% due 07/17/2033		698	708
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	106	112
Countrywide Asset-Backed Certificates
1.018% due 12/25/2031 ^		$1	1
1.722% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
1.722% due 08/25/2032		2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		700	702
Dell Equipment Finance Trust
1.420% due 12/22/2017		115	115
Denali Capital CLO Ltd.
1.271% due 01/22/2022		200	200
Drug Royalty LP
3.873% due 07/15/2023		162	163
Dryden Senior Loan Fund
2.139% due 08/15/2025		1,300	1,301
Eagle Ltd.
2.570% due 12/15/2039		109	109
Educational Services of America, Inc.
1.712% due 04/25/2039		120	120
EFS Volunteer LLC
1.888% due 10/25/2035		500	500
Evergreen Credit Card Trust
1.632% due 04/15/2020		1,000	1,005
Ford Credit Auto Lease Trust
1.040% due 05/15/2018		247	247
Fraser Sullivan CLO Ltd.
2.105% due 04/20/2023		221	221
Gallatin CLO Ltd.
2.293% due 07/15/2023		897	897
GCAT LLC
3.750% due 07/25/2020		311	312
4.500% due 03/25/2021		385	387
Harbourmaster Pro-Rata CLO BV
0.031% due 09/20/2023	EUR	1,400	1,482
ING Investment Management CLO Ltd.
1.271% due 06/14/2022		$157	157
Invitation Homes Trust
2.243% due 08/17/2032		490	494
JMP Credit Advisors CLO Ltd.
2.203% due 04/30/2023		640	640

Lockwood Grove CLO Ltd.
2.508% due 04/25/2025		2,200	2,199
Long Fellow Place CLO Ltd.
2.139% due 01/15/2024		1,400	1,400
Madison Park Funding Ltd.
2.329% due 08/15/2022		415	418
Malin CLO BV
0.000% due 05/07/2023	EUR	572	610
MASTR Asset-Backed Securities Trust
1.032% due 11/25/2036		$2	1
Navient Private Education Loan Trust
1.412% due 12/15/2021		30	30
2.650% due 12/15/2028		200	200
Navient Student Loan Trust
2.132% due 03/25/2066		2,344	2,370
2.232% due 06/25/2065		674	686
Northstar Education Finance, Inc.
1.682% due 12/26/2031		86	86
Oaktree CLO Ltd.
2.250% due 10/20/2026		2,000	2,001
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		239	239
OneMain Financial Issuance Trust
2.570% due 07/18/2025		1,000	1,003
Palmer Square CLO Ltd.
0.000% due 10/17/2027 (a)		1,000	1,004
2.423% due 10/17/2025		1,000	1,000
Progress Residential Trust
2.343% due 01/17/2034		600	606
2.443% due 09/17/2033		1,495	1,515
Renaissance Home Equity Loan Trust
1.342% due 11/25/2034		5	4
1.482% due 12/25/2033		21	20
1.862% due 08/25/2033		4	4
SBA Tower Trust
2.898% due 10/15/2044		300	301
SLM Student Loan Trust
1.148% due 01/25/2027		1,386	1,381
1.601% due 12/15/2027		891	890
2.538% due 04/25/2023		35	35
SMB Private Education Loan Trust
2.362% due 02/17/2032		200	206
SoFi Professional Loan Program LLC
2.356% due 06/25/2025		229	233
2.720% due 10/27/2036		347	348
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		538	539
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		101	102
Symphony CLO LP
2.110% due 01/09/2023		362	363
THL Credit Wind River CLO Ltd.
2.290% due 04/18/2026		2,000	2,001
Tralee CLO Ltd.
2.480% due 07/20/2026		250	251
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		182	182
3.598% due 10/27/2036		484	487
Utah State Board of Regents
1.521% due 01/25/2057		2,500	2,497
Venture CLO Ltd.
1.609% due 11/14/2022		887	888
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		160	160
4.250% due 03/26/2046		144	146
VOLT LLC
3.250% due 02/25/2055		755	756
3.500% due 07/25/2046		448	452
3.500% due 09/25/2046		631	634
3.500% due 03/25/2047		500	501
4.125% due 10/25/2045		310	311
4.250% due 02/26/2046		205	206
Voya CLO Ltd.
2.320% due 10/15/2022		479	481

Total Asset-Backed Securities (Cost $44,214)			44,354

SOVEREIGN ISSUES 5.1%
Export-Import Bank of India
2.750% due 08/12/2020		300	300
Export-Import Bank of Korea
1.452% due 05/21/2018		1,600	1,602
1.501% due 10/21/2019		1,500	1,500
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		200	201

Japan Bank for International Cooperation
1.624% due 02/24/2020		800	800
Japan Finance Organization for Municipalities
2.125% due 03/06/2019		1,000	999
2.500% due 09/12/2018		2,700	2,721
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		1,200	1,202
Korea Expressway Corp.
1.625% due 04/28/2017		1,000	1,000
Korea Gas Corp.
2.250% due 07/25/2017		1,000	1,002
Korea Hydro & Nuclear Power Co. Ltd.
1.830% due 05/22/2017		1,000	1,000
Korea National Oil Corp.
3.125% due 04/03/2017		1,200	1,200
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	250
Saudi Government International Bond
2.375% due 10/26/2021		600	590

Total Sovereign Issues (Cost $14,371)			14,367

SHORT-TERM INSTRUMENTS 16.6%
CERTIFICATES OF DEPOSIT 2.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.703% due 03/04/2019		1,000	1,000
Barclays Bank PLC
1.906% due 09/08/2017		3,200	3,207
Credit Suisse AG
1.920% due 09/12/2017		700	702
Mizuho Bank Ltd.
1.820% due 12/12/2017		1,500	1,504

			6,413

COMMERCIAL PAPER 5.7%
Enbridge Energy Partners LP
1.700% due 04/20/2017		500	500
1.700% due 05/11/2017		1,000	998
1.910% due 06/19/2017		1,300	1,296
ENI Finance USA, Inc.
1.700% due 07/14/2017		500	498
Entergy Corp.
1.300% due 04/07/2017		1,000	1,000
1.350% due 04/03/2017		500	500
1.440% due 05/08/2017		1,000	998
Ford Motor Credit Co.
1.700% due 09/12/2017		3,700	3,672
Monsanto Co.
1.750% due 07/31/2017		500	498
ONEOK Partners LP
1.450% due 04/03/2017		1,000	1,000
1.500% due 04/05/2017		1,300	1,300
1.550% due 04/25/2017		1,000	999
Syngenta Wilmington, Inc.
2.020% due 09/14/2017		2,700	2,677

			15,936

REPURCHASE AGREEMENTS (f) 0.0%			119

SHORT-TERM NOTES 1.1%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		400	401
2.890% due 10/05/2017		2,150	2,164
TechnipFMC PLC
2.000% due 10/01/2017		600	600

			3,165

ARGENTINA TREASURY BILLS 1.2%
2.885% due 05/26/2017 - 12/15/2017 (b)(c)		$3,400	3,356
CZECH REPUBLIC TREASURY BILLS 2.0%
(1.876)% due 06/30/2017 (c)(d)	CZK	140,000	5,550

MEXICO TREASURY BILLS 4.2%
6.513% due 05/25/2017 - 06/08/2017 (b)(c)	MXN	225,000	11,890

U.S. TREASURY BILLS 0.1%
0.695% due 04/20/2017 (c)(d)(j)	$284	284

Total Short-Term Instruments (Cost $45,964)		46,713

Total Investments in Securities (Cost $319,211)		321,416

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	321,048	3,174

Total Short-Term Instruments (Cost $3,174)		3,174

Total Investments in Affiliates (Cost $3,174)		3,174

Total Investments 115.0% (Cost $322,385)		$324,590
Financial Derivative Instruments (h)(i) (0.3)% (Cost or Premiums, net $(21))		(728)
Other Assets and Liabilities, net (14.7)%		(41,505)

Net Assets 100.0%		$282,357

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$119	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(123)	$119	$119

Total Repurchase Agreements						$(123)	$119	$119

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
FOB	1.300%	03/14/2017	04/06/2017	$(3,629)	$(3,632)
	1.300	03/20/2017	04/06/2017	(6,940)	(6,944)
	1.350	03/14/2017	04/06/2017	(3,958)	(3,961)
	1.350	03/16/2017	04/19/2017	(6,024)	(6,028)
	1.350	03/17/2017	04/21/2017	(3,824)	(3,826)
	1.350	03/22/2017	04/06/2017	(2,199)	(2,200)
	1.360	03/17/2017	04/21/2017	(2,147)	(2,148)
SGY	0.400	03/27/2017	04/03/2017	(12,307)	(12,308)

Total Reverse Repurchase Agreements					$(41,047)

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Notes	1.875%	02/28/2022	$6,700	$(6,676)	$(6,697)

Total Short Sales				$(6,676)	$(6,697)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(17,618) at a weighted average interest rate of 0.881%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Payable for short sales includes $12 of accrued interest.

(g)	Securities with an aggregate market value of $42,515 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	Long	06/2017	178	$80	$11	$(4)
U.S. Treasury 2-Year Note June Futures	Short	06/2017	311	(59)	0	(24)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	60	(9)	0	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2018	366	(32)	0	(29)

Total Futures Contracts				$(20)	$11	$(67)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$10,300	$(767)	$(48)	$0	$(10)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay (4)	3-Month USD-LIBOR	0.000%	06/21/2020		$226,000	$(41)	$(48)	$6	$0
Receive (4)	3-Month USD-LIBOR	1.500	06/21/2027		16,600	1,436	(65)	0	(28)
Pay	28-Day MXN-TIIE	5.798	09/06/2021	MXN	236,200	(686)	(246)	22	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		63,700	1	40	7	0

						$710	$(319)	$35	$(28)

Total Swap Agreements						$(57)	$(367)	$35	$(38)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

Cash of $1,975 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(i) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2017		$26	DKK	180	$0	$0
BOA	04/2017	EUR	7,596		$8,062	3	(45)
	04/2017	MXN	5,109		249	0	(24)
	04/2017		$2,863	JPY	318,300	0	(3)
	05/2017	JPY	318,300		$2,865	3	0
BPS	04/2017	AUD	138		104	0	(2)
	04/2017		$6,177	EUR	5,727	0	(67)
	04/2017		35	GBP	29	1	0
	05/2017	EUR	5,727		$6,184	67	0
BRC	04/2017		$2,976	AUD	3,892	0	(3)
	05/2017	AUD	3,892		$2,975	3	0
CBK	04/2017		$1,156	AUD	1,504	0	(7)
	04/2017		1,248	CAD	1,687	21	0
	04/2017		537	EUR	505	2	0
FBF	04/2017		112	MXN	2,138	2	0
GLM	04/2017	CAD	7,154		$5,442	64	(1)
	04/2017	EUR	47		50	0	0
	04/2017	GBP	650		801	0	(13)
	04/2017		$1,420	EUR	1,343	13	0
	05/2017	MXN	145,000		$7,144	0	(540)
	06/2017	CZK	140,000		5,629	40	0
HUS	04/2017	JPY	318,300		2,834	0	(25)
IND	04/2017	CAD	971		728	0	(2)
JPM	04/2017		$62	MXN	1,230	3	0
	06/2017	MXN	80,000		$4,028	0	(205)
NAB	04/2017		$4,809	CAD	6,438	32	0
	05/2017	CAD	6,438		$4,811	0	(32)
SCX	04/2017	AUD	5,258		4,049	32	0
UAG	04/2017		$72	EUR	68	0	0

Total Forward Foreign Currency Contracts						$286	$(969)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670%	09/06/2017	$28,600	$42	$41

Total Purchased Options							$42	$41

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700%	09/06/2017	$11,800	$(46)	$(21)

Total Written Options							$(46)	$(21)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2021	1.161%	$900	$(17)	$11	$0	$(6)

Total Swap Agreements						$(17)	$11	$0	$(6)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,496	$0	$1,496
Corporate Bonds & Notes
Banking & Finance	0	82,699	0	82,699
Industrials	0	75,456	0	75,456
Utilities	0	26,278	0	26,278
Municipal Bonds & Notes
Arkansas	0	98	0	98
California	0	1,308	0	1,308
District of Columbia	0	466	0	466
North Carolina	0	210	0	210
Utah	0	1,269	0	1,269
Washington	0	300	0	300
U.S. Government Agencies	0	4,020	0	4,020
U.S. Treasury Obligations	0	15,993	0	15,993
Non-Agency Mortgage-Backed Securities	0	6,389	0	6,389
Asset-Backed Securities	0	44,354	0	44,354
Sovereign Issues	0	14,367	0	14,367
Short-Term Instruments
Certificates of Deposit	0	6,413	0	6,413
Commercial Paper	0	15,936	0	15,936
Repurchase Agreements	0	119	0	119
Short-Term Notes	0	3,165	0	3,165
Czech Republic Treasury Bills	0	5,550	0	5,550
Mexico Treasury Bills	0	11,890	0	11,890
U.S. Treasury Bills	0	284	0	284
Argentina Treasury Bills	0	3,356	0	3,356
	$0	$321,416	$0	$321,416

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,174	$0	$0	$3,174

Total Investments	$3,174	$321,416	$0	$324,590

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,697)	$0	$(6,697)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	35	0	46
Over the counter	0	327	0	327
	$11	$362	$0	$373

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(67)	(38)	0	(105)
Over the counter	0	(996)	0	(996)

	$(67)	$(1,034)	$0	$(1,101)

Total Financial Derivative Instruments	$(56)	$(672)	$0	$(728)

Totals	$3,118	$314,047	$0	$317,165

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Avolon Holdings Ltd.
2.250% due 09/20/2020		$2,200	$2,227
3.500% due 03/20/2022		14,000	14,212
CenturyLink, Inc.
6.000% due 02/17/2018		10,000	9,948
Energy Future Intermediate Holding Co. LLC
4.304% due 06/30/2017		2,600	2,602
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	4,000	4,339
Valeant Pharmaceuticals International, Inc.
5.450% due 08/05/2020		$1,898	1,905
5.570% due 04/01/2022		1,560	1,569

Total Loan Participations and Assignments (Cost $36,311)			36,802

CORPORATE BONDS & NOTES 38.1%
BANKING & FINANCE 33.0%
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		7,500	7,708
4.500% due 07/30/2029		4,700	4,860
American Express Bank FSB
6.000% due 09/13/2017		3,600	3,672
American Express Centurion Bank
6.000% due 09/13/2017		3,900	3,978
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	5,600	1,777
4.000% due 01/21/2019 ^		7,700	2,444
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)		2,100	2,296
Banco Santander Chile
1.915% due 04/11/2017		$7,900	7,902
Bank of America Corp.
4.000% due 04/01/2024		10,000	10,383
4.125% due 01/22/2024		5,100	5,335
5.750% due 12/01/2017		10,000	10,266
6.400% due 08/28/2017		17,700	18,046
6.875% due 04/25/2018		31,600	33,259
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,096
Bank of New York Mellon Corp.
1.912% due 08/17/2020		16,500	16,805
2.600% due 08/17/2020		16,000	16,212
Bank of Nova Scotia
1.875% due 04/26/2021		23,000	22,561
Barclays Bank PLC
2.250% due 05/10/2017		1,000	1,001
7.625% due 11/21/2022		800	876
7.750% due 04/10/2023		5,800	6,107
10.179% due 06/12/2021		5,900	7,405
Barclays PLC
2.635% due 01/10/2023		22,600	22,856
3.144% due 08/10/2021		35,200	36,746
3.200% due 08/10/2021		19,900	19,929
8.000% due 12/15/2020 (f)	EUR	800	927
BBVA Bancomer S.A.
6.500% due 03/10/2021		$6,400	7,040
7.250% due 04/22/2020		6,400	7,054
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	25,705
7.250% due 02/01/2018		11,200	11,707
Blackstone CQP Holdco LP
6.500% due 03/20/2021		34,900	35,053
BRFkredit A/S
1.000% due 01/01/2018	DKK	87,000	12,609
Cantor Fitzgerald LP
6.500% due 06/17/2022		$8,500	9,260
CIT Group, Inc.
3.875% due 02/19/2019		8,360	8,595
5.000% due 05/15/2018		4,748	4,786
5.500% due 02/15/2019		54,961	57,915
Citigroup, Inc.
1.554% due 05/01/2017		65,200	65,225
1.800% due 01/10/2020		22,600	22,685
2.485% due 09/01/2023		1,000	1,029

Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	8,200	10,342
11.000% due 06/30/2019 (f)		$12,000	14,055
Credit Suisse AG
6.500% due 08/08/2023		4,000	4,401
Credit Suisse Group Funding Guernsey Ltd.
3.314% due 04/16/2021		23,800	24,982
3.450% due 04/16/2021		11,500	11,662
3.800% due 09/15/2022		15,000	15,232
Deutsche Bank AG
2.850% due 05/10/2019		35,600	35,858
4.250% due 10/14/2021		14,200	14,567
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,623
Ford Motor Credit Co. LLC
1.626% due 09/08/2017		$12,400	12,409
2.145% due 01/09/2018		34,200	34,294
2.240% due 06/15/2018		1,000	1,004
2.375% due 01/16/2018		1,200	1,205
2.943% due 01/08/2019		20,700	20,990
6.625% due 08/15/2017		8,900	9,061
General Motors Financial Co., Inc.
3.150% due 01/15/2020		9,400	9,566
3.200% due 07/13/2020		4,685	4,769
3.700% due 11/24/2020		3,786	3,901
Goldman Sachs Group, Inc.
1.720% due 05/22/2017		15,200	15,213
2.331% due 09/15/2020		8,200	8,323
3.500% due 01/23/2025		3,600	3,592
3.625% due 01/22/2023		13,000	13,342
3.750% due 05/22/2025		17,590	17,797
GSPA Monetization Trust
6.422% due 10/09/2029		14,772	16,372
HBOS PLC
1.800% due 09/06/2017		7,700	7,694
HCP, Inc.
4.000% due 12/01/2022		4,300	4,440
Hospitality Properties Trust
4.250% due 02/15/2021		6,100	6,343
4.500% due 06/15/2023		4,700	4,867
4.950% due 02/15/2027		13,600	13,989
HSBC Holdings PLC
2.650% due 01/05/2022		23,900	24,590
3.346% due 03/08/2021		14,900	15,700
3.400% due 03/08/2021		18,600	19,031
ING Bank NV
1.822% due 08/17/2018		9,200	9,250
International Lease Finance Corp.
7.125% due 09/01/2018		7,000	7,483
JPMorgan Chase & Co.
0.817% due 05/30/2017	GBP	14,500	18,170
2.202% due 06/07/2021		$27,600	28,075
2.550% due 03/01/2021		8,200	8,207
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,231
KBC Bank NV
8.000% due 01/25/2023		6,400	6,716
KEB Hana Bank
3.125% due 06/26/2017		5,200	5,217
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		56,800	76,481
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	5,400	7,394
MetLife, Inc.
5.250% due 06/15/2020 (f)		$19,000	19,648
Metropolitan Life Global Funding
1.582% due 12/19/2018		15,000	15,048
Mizuho Bank Ltd.
1.603% due 09/25/2017		1,600	1,602
MMcapS Funding Ltd.
1.443% due 12/26/2039		2,514	2,011
Morgan Stanley
2.450% due 02/01/2019		3,000	3,029
National Australia Bank Ltd.
1.432% due 06/30/2017		63,500	63,544
2.250% due 03/16/2021		19,100	19,009
Nationwide Building Society
4.000% due 09/14/2026		6,800	6,595
Navient Corp.
8.450% due 06/15/2018		12,200	13,024
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	649,600	94,314
2.000% due 01/01/2018		82,700	12,088
Nykredit Realkredit A/S
1.000% due 04/01/2017		118,900	17,068
1.000% due 01/01/2018		201,200	29,185

1.000% due 04/01/2018		980,531	142,850
2.000% due 07/01/2017		92,800	13,397
2.000% due 04/01/2018		68,700	10,109
4.000% due 01/01/2018		23,400	3,457
Piper Jaffray Cos.
5.060% due 10/09/2018		$6,000	6,135
Preferred Term Securities Ltd.
1.631% due 03/23/2035		18,417	15,194
2.013% due 07/03/2033		4,000	3,280
Prologis International Funding S.A.
1.876% due 04/17/2025	EUR	4,200	4,600
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	1,053,850	151,124
1.000% due 01/01/2018		156,500	22,736
1.000% due 04/01/2018		1,339,600	195,243
2.000% due 04/01/2017		757,550	108,669
2.000% due 01/01/2018		15,600	2,279
2.000% due 04/01/2018		382,900	56,279
Realty Income Corp.
3.000% due 01/15/2027		$7,600	7,143
Royal Bank of Canada
2.300% due 03/22/2021		19,300	19,329
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		31,200	35,256
Santander Holdings USA, Inc.
2.504% due 11/24/2017		11,800	11,878
2.700% due 05/24/2019		6,700	6,734
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,800	8,693
Springleaf Finance Corp.
6.900% due 12/15/2017		19,200	19,770
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,103	5,128
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		19,300	19,471
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		12,000	11,985
Toronto-Dominion Bank
2.250% due 03/15/2021		1,900	1,895
2.500% due 01/18/2023		22,000	22,051
UBS AG
1.615% due 06/01/2017		9,500	9,507
1.905% due 06/01/2020		3,400	3,413
5.125% due 05/15/2024		1,700	1,745
7.625% due 08/17/2022		3,700	4,287
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		21,700	21,756
4.125% due 04/15/2026		15,000	15,275
Ventas Realty LP
3.250% due 10/15/2026		4,300	4,088
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	4,400	4,692
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		$37,900	39,511
Wells Fargo Bank N.A.
1.750% due 12/06/2019		11,500	11,591
Weyerhaeuser Co.
4.625% due 09/15/2023		2,100	2,270

			2,432,533

INDUSTRIALS 3.1%
AbbVie, Inc.
3.200% due 05/14/2026		1,600	1,541
American Airlines Pass-Through Trust
3.000% due 04/15/2030		8,500	8,149
3.250% due 04/15/2030		7,000	6,773
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		3,600	3,630
Baxalta, Inc.
4.000% due 06/23/2025		6,320	6,450
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		5,000	5,023
Diamond Finance Corp.
5.450% due 06/15/2023		13,100	14,151
Dynegy, Inc.
6.750% due 11/01/2019		24,850	25,658
7.375% due 11/01/2022		8,100	8,060
7.625% due 11/01/2024		7,000	6,711
EMC Corp.
2.650% due 06/01/2020		7,100	6,922
Energy Transfer Partners LP
3.600% due 02/01/2023		2,810	2,796
4.050% due 03/15/2025		7,470	7,411
4.750% due 01/15/2026		2,900	2,989
4.900% due 03/15/2035		4,100	3,934

5.300% due 04/15/2047	3,200	3,083
6.500% due 02/01/2042	2,111	2,286
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,700	1,744
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	630	652
Kinder Morgan, Inc.
2.000% due 12/01/2017	15,700	15,714
National Fuel Gas Co.
5.200% due 07/15/2025	11,500	12,282
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	3,112	3,237
Oracle Corp.
1.900% due 09/15/2021	10,000	9,835
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	892
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	4,600	4,881
Rohm & Haas Co.
6.000% due 09/15/2017	1,062	1,083
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	7,600	7,953
5.875% due 06/30/2026	7,000	7,731
Southern Co.
2.350% due 07/01/2021	15,100	14,840
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	18,200	16,357
6.750% due 08/15/2018	1,165	1,169
7.000% due 03/15/2024	3,800	3,909
Wynn Las Vegas LLC
5.500% due 03/01/2025	9,500	9,678

		227,524

UTILITIES 2.0%
AT&T, Inc.
1.617% due 01/15/2020	14,700	14,803
3.400% due 05/15/2025	13,900	13,474
Genesis Energy LP
6.750% due 08/01/2022	4,500	4,662
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,099	1,134
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	14,300	7,901
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (g)	3,271	1,226
6.750% due 10/01/2023 (g)	1,654	620
Petrobras Global Finance BV
6.125% due 01/17/2022	8,400	8,828
Plains All American Pipeline LP
4.700% due 06/15/2044	3,200	2,906
PSEG Power LLC
3.000% due 06/15/2021	8,500	8,572
Verizon Communications, Inc.
1.506% due 06/09/2017	15,000	15,009
2.871% due 09/14/2018	45,400	46,371
2.946% due 03/15/2022	3,416	3,405
3.000% due 11/01/2021	7,300	7,336
3.500% due 11/01/2024	7,800	7,747
Williams Partners LP
4.875% due 05/15/2023	5,626	5,796

		149,790

Total Corporate Bonds & Notes (Cost $2,800,650)		2,809,847

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	3,500	5,060
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	16,600	24,326
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	10,682
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	15,400	22,280
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,400	3,223

Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	461

		66,032

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,000	2,348
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	14,300	14,720

		17,068

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	510	510

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,714

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (d)	22,540	16,998

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	13,100	20,210

TEXAS 0.0%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	2,000	2,598

Total Municipal Bonds & Notes (Cost $114,197)		126,130

U.S. GOVERNMENT AGENCIES 46.0%
Fannie Mae
1.042% due 12/25/2036 - 07/25/2037	1,452	1,425
1.080% due 03/25/2044	8,116	8,047
1.230% due 09/25/2046	7,531	7,546
1.232% due 05/25/2037	117	117
1.332% due 03/25/2044	859	859
1.392% due 09/25/2035	506	508
1.682% due 10/25/2037	734	747
1.814% due 06/01/2043 - 07/01/2044	1,173	1,196
1.959% due 08/25/2055 (a)	26,894	1,789
2.014% due 09/01/2040	3	3
2.310% due 08/01/2022	4,700	4,668
2.450% due 04/01/2035	391	407
2.471% due 04/01/2035	1,102	1,140
2.475% due 04/01/2019	14,005	14,155
2.670% due 08/01/2022	736	750
2.694% due 08/01/2035	425	452
2.717% due 01/01/2025	4	4
2.768% due 09/01/2039	20	20
2.870% due 09/01/2027	6,700	6,620
2.998% due 05/25/2035	180	190
3.000% due 09/01/2020 - 06/01/2030	78,301	80,517
3.069% due 05/01/2038	15,009	15,936
3.162% due 08/01/2035	32	34
3.215% due 09/01/2035	86	91
3.330% due 11/01/2021	1,265	1,314
3.500% due 03/01/2029 - 05/01/2030	1,515	1,579
3.717% due 10/01/2032	231	248
3.838% due 11/01/2035	42	44
4.000% due 01/01/2026 - 01/01/2046	1,624	1,716
4.300% due 12/01/2036	362	380
4.500% due 08/01/2018 - 10/01/2046	32,807	35,265
4.742% due 09/01/2034	204	214
5.000% due 01/01/2023 - 08/01/2044	10,359	11,362
5.500% due 09/01/2017 - 09/01/2041	25,278	28,175
6.000% due 05/01/2017 - 05/01/2041	10,148	11,486
6.500% due 11/01/2034	25	28
7.000% due 04/25/2023 - 06/01/2032	366	408
Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047	569,000	563,464
3.500% due 04/01/2032 - 06/01/2047	1,212,000	1,238,405
4.000% due 04/01/2047 - 05/01/2047	732,000	767,286
4.500% due 04/01/2047 - 05/01/2047	64,000	68,600
5.000% due 05/01/2047	1,500	1,637
5.500% due 05/01/2047	12,500	13,877
6.000% due 04/01/2047	2,000	2,262

Freddie Mac
1.287% due 08/25/2022 (a)	55,435	3,144
1.362% due 11/15/2030	4	4
1.412% due 09/15/2030	5	5
1.632% due 05/15/2037	265	268
1.796% due 02/25/2045	206	211
2.956% due 07/01/2030	1	1
4.000% due 04/01/2029 - 10/01/2041	5,883	6,213
4.500% due 03/01/2029 - 09/01/2041	2,975	3,189
5.500% due 10/01/2034 - 10/01/2038	2,690	3,000
6.000% due 05/01/2017 - 05/01/2040	4,520	5,138
6.500% due 04/15/2029 - 10/01/2037	47	52
7.000% due 06/15/2023	183	202
7.500% due 07/15/2030 - 03/01/2032	53	63
8.500% due 08/01/2024	2	3
Freddie Mac, TBA
3.500% due 05/01/2047	97,000	99,016
4.000% due 04/01/2047 - 05/01/2047	91,000	95,286
4.500% due 05/01/2047	48,900	52,320
6.000% due 04/01/2047	1,000	1,130
Ginnie Mae
1.000% due 01/20/2066	5,384	5,451
1.230% due 08/20/2066	12,517	12,530
1.380% due 07/20/2065 - 08/20/2065	34,636	34,359
1.430% due 07/20/2063	21,314	21,328
1.528% due 02/16/2030	46	47
1.550% due 10/20/2066	12,746	12,750
1.580% due 06/20/2066	7,103	7,117
1.610% due 08/20/2066	19,393	19,463
2.000% due 02/20/2027 - 02/20/2032	143	148
2.125% due 04/20/2026 - 07/20/2030	31	32
2.250% due 10/20/2029 - 11/20/2029	55	57
3.000% due 03/15/2045 - 08/15/2045	12,924	13,057
3.829% due 09/20/2066	23,500	25,966
4.000% due 12/20/2045	1,412	1,493
6.000% due 12/15/2038 - 11/15/2039	39	44
Ginnie Mae, TBA
3.500% due 04/01/2047 - 05/01/2047	13,000	13,464
4.000% due 04/01/2047 - 05/01/2047	62,000	65,395
Small Business Administration
5.130% due 09/01/2023	8	9
6.290% due 01/01/2021	9	9
7.500% due 04/01/2017	6	6

Total U.S. Government Agencies (Cost $3,370,604)		3,396,941

U.S. TREASURY OBLIGATIONS 21.0%
U.S. Treasury Bonds
2.250% due 08/15/2046	30,000	25,382
2.500% due 02/15/2045	7,100	6,379
2.750% due 08/15/2042	49,200	46,904
2.750% due 11/15/2042	73,100	69,606
2.875% due 05/15/2043 (i)	28,100	27,360
2.875% due 08/15/2045	7,700	7,467
3.000% due 05/15/2042	35,200	35,194
3.000% due 11/15/2044	132,100	131,494
3.125% due 02/15/2042	9,800	10,028
3.125% due 02/15/2043	9,800	9,995
3.125% due 08/15/2044	142,500	145,264
3.375% due 05/15/2044	263,400	281,071
3.625% due 08/15/2043 (i)	25,680	28,594
3.750% due 11/15/2043	37,800	43,011
4.250% due 05/15/2039	6,200	7,571
4.375% due 11/15/2039	40,300	50,019
4.375% due 05/15/2040	4,200	5,215
4.500% due 08/15/2039	9,700	12,251
4.625% due 02/15/2040	4,500	5,780
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2023 (i)	1,052	1,052
0.125% due 07/15/2026	10,335	10,091
0.625% due 01/15/2026	21,812	22,226
0.750% due 02/15/2042	4,622	4,453
0.750% due 02/15/2045	18,667	17,806
1.375% due 02/15/2044	2,293	2,532
1.750% due 01/15/2028	109,552	124,031
2.000% due 01/15/2026 (i)	8,810	10,006
2.500% due 01/15/2029	118,208	144,717
3.625% due 04/15/2028	28,680	38,170
3.875% due 04/15/2029	17,580	24,347
U.S. Treasury Notes
1.750% due 09/30/2022 (i)(k)	45,000	44,318
2.000% due 08/31/2021 (i)(k)	1,400	1,408
2.250% due 11/15/2024 (i)(k)	85,100	84,877
2.250% due 11/15/2025 (i)(k)	3,900	3,867
2.375% due 08/15/2024 (i)(k)	13,700	13,808
2.500% due 05/15/2024 (i)(k)	26,500	26,972
2.750% due 02/15/2024 (i)(k)	28,700	29,698

Total U.S. Treasury Obligations (Cost $1,566,226)		1,552,964

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Alba PLC
0.514% due 03/17/2039	GBP	13,928	16,484
American Home Mortgage Investment Trust
3.361% due 02/25/2045		$713	721
6.200% due 06/25/2036		13,014	5,694
BAMLL Commercial Mortgage Securities Trust
3.912% due 12/15/2033		19,500	19,856
Banc of America Funding Trust
3.102% due 05/25/2035		695	712
6.000% due 03/25/2037 ^		4,838	4,278
Banc of America Mortgage Trust
3.406% due 05/25/2033		859	871
3.605% due 03/25/2035		6,147	5,994
6.500% due 10/25/2031		83	87
Barclays Commercial Mortgage Securities Trust
2.062% due 05/15/2032		4,782	4,791
BCAP LLC Trust
5.080% due 03/26/2037		833	819
Bear Stearns Adjustable Rate Mortgage Trust
2.753% due 11/25/2030		1	1
2.910% due 02/25/2036		109	108
2.935% due 02/25/2033		8	8
3.081% due 04/25/2033		163	164
3.260% due 03/25/2035		2,376	2,397
3.290% due 11/25/2034		2,262	2,185
3.344% due 07/25/2034		779	757
3.552% due 01/25/2034		370	375
3.581% due 04/25/2034		737	724
3.589% due 01/25/2035		170	170
3.629% due 02/25/2033		28	27
3.653% due 01/25/2035		377	371
Bear Stearns ALT-A Trust
3.254% due 05/25/2036 ^		3,133	2,193
3.272% due 09/25/2035		1,215	1,048
3.404% due 05/25/2035		2,054	1,991
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,613	6,693
Bear Stearns Structured Products, Inc. Trust
3.289% due 12/26/2046		1,661	1,437
3.504% due 01/26/2036		2,721	2,489
Business Mortgage Finance PLC
2.358% due 02/15/2041	GBP	4,580	5,614
CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		$7,337	7,578
Chase Mortgage Finance Trust
3.144% due 01/25/2036 ^		3,422	3,116
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		279	280
2.997% due 05/25/2035		1,095	1,028
5.500% due 12/25/2035		4,545	3,771
Countrywide Alternative Loan Trust
1.152% due 05/25/2047		2,880	2,525
1.162% due 05/25/2047		1,788	1,530
1.168% due 09/20/2046		10,816	8,028
1.172% due 09/25/2046 ^		23,781	18,541
1.182% due 05/25/2036		1,606	1,342
1.188% due 05/20/2046 ^		8,413	6,341
1.282% due 08/25/2035		11,321	9,735
1.306% due 11/20/2035		8,123	6,908
1.982% due 08/25/2035 ^		5,324	3,756
6.000% due 02/25/2037 ^		9,830	7,102
Countrywide Home Loan Mortgage Pass-Through Trust
3.097% due 11/25/2034		1,528	1,502
3.309% due 02/20/2036 ^		444	395
3.312% due 02/20/2035		1,864	1,877
6.000% due 03/25/2037 ^		2,649	2,324
Credit Suisse First Boston Mortgage Securities Corp.
5.038% due 06/25/2032		18	17
Deutsche ALT-A Securities, Inc.
1.132% due 03/25/2037 ^		7,076	5,847
1.482% due 02/25/2035		409	384
Eurosail PLC
0.494% due 03/13/2045	GBP	2,428	2,968
0.504% due 03/13/2045		9,043	11,108
0.644% due 06/13/2045		2,202	2,757
First Horizon Alternative Mortgage Securities Trust
2.886% due 08/25/2035 ^		$4,086	3,524
First Horizon Mortgage Pass-Through Trust
2.891% due 10/25/2035 ^		3,716	3,112
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		1	1

Fort Cre LLC
2.476% due 05/21/2036		9,794	9,792
Great Hall Mortgages PLC
1.282% due 06/18/2039		5,100	4,929
GS Mortgage Securities Corp.
3.120% due 05/10/2050		13,800	14,142
GS Mortgage Securities Corp. Trust
3.203% due 02/10/2029		5,700	5,810
3.980% due 02/10/2029		17,850	18,567
GS Mortgage Securities Trust
3.602% due 10/10/2049		3,137	3,043
GSR Mortgage Loan Trust
3.087% due 09/25/2035		3,308	3,425
3.144% due 11/25/2035		823	814
HarborView Mortgage Loan Trust
1.168% due 01/19/2038		4,826	4,221
1.228% due 01/19/2036		10,474	6,950
1.418% due 05/19/2035		464	428
1.638% due 01/19/2035		4,612	3,279
1.728% due 10/19/2035		3,683	2,969
3.068% due 12/19/2035 ^		4,195	3,387
3.163% due 07/19/2035		1,658	1,474
Hilton USA Trust
2.828% due 11/05/2035		15,000	14,765
IndyMac Adjustable Rate Mortgage Trust
2.203% due 01/25/2032		2	1
IndyMac Mortgage Loan Trust
1.192% due 04/25/2046		5,496	4,575
3.115% due 06/25/2036		8,833	7,431
3.235% due 11/25/2037		3,129	2,899
JPMorgan Chase Commercial Mortgage Securities Trust
5.882% due 02/15/2051		1,453	1,460
JPMorgan Mortgage Trust
3.005% due 06/25/2035		605	603
3.162% due 10/25/2036 ^		5,965	5,187
3.172% due 08/25/2034		4,291	4,312
5.750% due 01/25/2036 ^		662	559
Landmark Mortgage Securities PLC
0.637% due 04/17/2044	GBP	24,975	29,623
Marche Mutui SRL
1.922% due 01/27/2064	EUR	1,268	1,357
MASTR Adjustable Rate Mortgages Trust
1.378% due 01/25/2047 ^		$3,993	2,855
Merrill Lynch Mortgage Investors Trust
1.232% due 11/25/2035		165	157
1.784% due 10/25/2035		386	368
3.005% due 04/25/2035		4,156	3,970
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		341	341
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,200	3,272
3.557% due 12/15/2047		7,500	7,813
Morgan Stanley Mortgage Loan Trust
3.067% due 07/25/2035 ^		4,574	4,109
Morgan Stanley Re-REMIC Trust
5.949% due 08/12/2045		2,363	2,361
Prime Mortgage Trust
1.382% due 02/25/2034		113	107
1.482% due 02/25/2035		4,657	4,365
RBSSP Resecuritization Trust
3.275% due 12/25/2035		24,976	25,141
Residential Accredit Loans, Inc. Trust
1.082% due 05/25/2037		12,199	10,528
1.167% due 08/25/2036		8,693	7,402
2.382% due 08/25/2036 ^		7,589	6,644
4.178% due 12/25/2035		663	582
6.000% due 09/25/2036		1,264	1,066
6.000% due 02/25/2037 ^		28,885	23,205
6.500% due 09/25/2036 ^		7,728	5,418
Residential Asset Securitization Trust
1.432% due 10/25/2035		2,279	1,832
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		2,535	2,475
6.000% due 06/25/2037 ^		3,895	3,572
Residential Mortgage Securities PLC
0.718% due 11/14/2039	GBP	5,035	6,090
RFTI Issuer Ltd.
2.662% due 08/15/2030		$13,067	13,060
Structured Adjustable Rate Mortgage Loan Trust
1.182% due 04/25/2047		2,725	2,032
Structured Asset Mortgage Investments Trust
1.192% due 09/25/2047 ^		4,100	3,304
1.228% due 07/19/2035		2,010	1,956
1.638% due 09/19/2032		34	33
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032		6	6
3.270% due 07/25/2032		3	3

Suntrust Adjustable Rate Mortgage Loan Trust
3.543% due 02/25/2037 ^		3,640	3,246
Thornburg Mortgage Securities Trust
2.994% due 06/25/2047 ^		15,629	14,049
3.104% due 03/25/2037		1,975	1,730
Wachovia Bank Commercial Mortgage Trust
5.760% due 06/15/2049		2,565	2,564
Wachovia Mortgage Loan Trust LLC
3.385% due 05/20/2036 ^		3,953	3,540
WaMu Mortgage Pass-Through Certificates Trust
1.232% due 02/25/2045		13,528	12,760
1.272% due 10/25/2045		449	440
1.838% due 11/25/2042		203	190
2.038% due 08/25/2042		455	437
2.540% due 05/25/2037 ^		6,009	4,858
2.705% due 12/25/2036 ^		463	429
4.324% due 07/25/2037 ^		3,530	3,236
Washington Mutual Mortgage Pass-Through Certificates Trust
5.750% due 01/25/2036 ^		5,341	4,680
Wells Fargo Mortgage-Backed Securities Trust
3.029% due 12/25/2034		824	811
3.089% due 03/25/2036		1,454	1,462
3.094% due 01/25/2035		1,006	1,016
3.106% due 07/25/2036 ^		7,724	7,457

Total Non-Agency Mortgage-Backed Securities (Cost $575,248)			569,430

ASSET-BACKED SECURITIES 9.6%
ACAS CLO Ltd.
2.215% due 07/18/2026		19,100	19,137
Accredited Mortgage Loan Trust
1.112% due 02/25/2037		2,419	2,378
1.242% due 09/25/2036		10,265	9,493
ALESCO Preferred Funding Ltd.
1.486% due 12/23/2036		6,264	4,855
1.496% due 09/23/2036		10,026	7,921
1.906% due 09/23/2038		6,460	5,491
Allegro CLO Ltd.
2.218% due 01/30/2026		10,000	10,012
AmeriCredit Automobile Receivables Trust
1.278% due 05/18/2020		3,600	3,601
Ares Enhanced Loan Investment Strategy IR Ltd.
2.443% due 07/23/2025		6,700	6,731
Argent Securities Trust
1.132% due 07/25/2036		20,959	9,437
1.172% due 03/25/2036		7,389	3,979
Avery Point CLO Ltd.
0.000% due 04/25/2026 (b)		12,300	12,300
Bear Stearns Asset-Backed Securities Trust
1.132% due 11/25/2036		15,918	13,824
1.142% due 08/25/2036		1,685	1,731
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	6,603	7,049
Capital Auto Receivables Asset Trust
1.678% due 11/20/2018		$10,074	10,088
CELF Loan Partners PLC
0.821% due 05/03/2023	GBP	5,756	7,218
Cent CLO Ltd.
0.000% due 07/27/2026		$17,900	17,915
Chase Issuance Trust
1.212% due 01/18/2022		14,900	14,956
CIFC Funding Ltd.
2.235% due 05/24/2026		20,000	20,007
Citigroup Mortgage Loan Trust, Inc.
1.602% due 12/25/2035		1,767	1,737
Countrywide Asset-Backed Certificates
1.122% due 06/25/2047 ^		4,213	3,248
1.132% due 01/25/2037		1,749	1,705
1.152% due 06/25/2037		7,210	7,020
1.202% due 06/25/2047		16,837	13,701
1.212% due 05/25/2037		7,700	5,325
1.382% due 06/25/2036		6,900	5,888
Countrywide Asset-Backed Certificates Trust
1.782% due 08/25/2047		2,272	2,193
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		23,000	23,070
Credit-Based Asset Servicing and Securitization LLC
1.042% due 11/25/2036		471	274
EMC Mortgage Loan Trust
1.518% due 05/25/2040		128	119
Euro-Galaxy CLO BV
0.017% due 10/29/2022	EUR	2,532	2,701
First Franklin Mortgage Loan Trust
1.462% due 12/25/2035		$5,386	5,241
1.472% due 09/25/2035		1,508	1,488

Flatiron CLO Ltd.
2.018% due 07/17/2026		19,100	19,128
Fremont Home Loan Trust
1.042% due 01/25/2037		86	46
1.392% due 11/25/2035		8,400	6,460
Golden Credit Card Trust
1.171% due 02/15/2021		15,000	15,003
GoldenTree Loan Opportunities Ltd.
2.409% due 10/29/2026		6,300	6,330
GSAA Trust
5.995% due 03/25/2046 ^		12,044	8,568
GSAMP Trust
1.072% due 06/25/2036		5,263	3,378
Hildene CLO Ltd.
0.000% due 07/19/2026 (b)		21,900	21,900
Hillmark Funding Ltd.
1.302% due 05/21/2021		4,016	4,010
Home Equity Loan Trust
1.212% due 04/25/2037		20,000	15,381
ICG US CLO Ltd.
0.000% due 10/15/2026 (b)		18,200	18,283
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.122% due 11/25/2036		8,523	6,997
JMP Credit Advisors CLO Ltd.
2.263% due 10/17/2025		10,000	10,001
JPMorgan Mortgage Acquisition Corp.
1.372% due 05/25/2035		4,700	4,114
1.392% due 10/25/2035 ^		7,500	6,523
JPMorgan Mortgage Acquisition Trust
1.242% due 03/25/2037		2,000	1,704
Lehman XS Trust
1.162% due 06/25/2036		3,966	2,879
Lockwood Grove CLO Ltd.
2.508% due 04/25/2025		15,000	14,993
Long Beach Mortgage Loan Trust
3.982% due 11/25/2032		30	29
MASTR Asset-Backed Securities Trust
1.222% due 03/25/2036		7,057	4,415
1.272% due 12/25/2035		7,343	6,654
Merrill Lynch Mortgage Investors Trust
1.142% due 05/25/2037		26,652	19,770
Morgan Stanley ABS Capital, Inc. Trust
1.232% due 08/25/2036		16,906	10,439
Navient Private Education Loan Trust
2.412% due 01/16/2035		13,072	13,193
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		22,900	22,925
Nissan Auto Receivables Owner Trust
1.212% due 04/15/2019		13,636	13,654
NovaStar Mortgage Funding Trust
1.222% due 11/25/2036		3,589	1,705
Option One Mortgage Loan Trust Asset-Backed Certificates
1.442% due 11/25/2035		14,500	12,291
OZLM Funding Ltd.
2.673% due 01/17/2026		12,000	12,017
Panther CDO BV
0.082% due 10/15/2084	EUR	11,108	11,846
Penta CLO S.A.
0.000% due 06/04/2024		102	108
RAAC Trust
1.322% due 02/25/2036		$1,400	1,341
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		21,401	12,714
Residential Asset Securities Corp. Trust
1.142% due 06/25/2036		3,253	3,213
1.222% due 09/25/2036		13,800	12,827
1.232% due 04/25/2037		6,132	5,897
1.312% due 12/25/2035		6,765	5,064
1.382% due 02/25/2036		6,800	6,222
1.852% due 05/25/2035		1,829	1,816
Securitized Asset-Backed Receivables LLC Trust
1.112% due 05/25/2037 ^		1,451	1,140
SG Mortgage Securities Trust
1.252% due 02/25/2036		3,062	1,618
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	6,051	6,388
1.601% due 12/15/2027		$20,140	20,114
Soundview Home Loan Trust
1.092% due 02/25/2037		2,059	816
1.232% due 11/25/2036		32,677	24,197
Specialty Underwriting & Residential Finance Trust
1.132% due 11/25/2037		20,664	13,538
Structured Asset Securities Corp. Mortgage Loan Trust
1.152% due 12/25/2036		10,389	9,625
VB-S1 Issuer LLC
6.901% due 06/15/2046		2,500	2,611

VOLT LLC
3.500% due 03/25/2047		6,100	6,118
WaMu Asset-Backed Certificates Trust
1.232% due 04/25/2037		7,540	3,647
Washington Mutual Asset-Backed Certificates Trust
1.222% due 05/25/2036		11,812	8,928
Wells Fargo Home Equity Asset-Backed Securities Trust
1.572% due 11/25/2035		1,800	1,748

Total Asset-Backed Securities (Cost $678,559)			706,159

SOVEREIGN ISSUES 5.4%
Argentine Government International Bond
0.000% due 04/13/2018		5,200	5,024
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	300	335
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,300	2,490
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (d)	BRL	131,900	40,123
0.000% due 01/01/2018 (d)		632,300	188,392
0.000% due 04/01/2018 (d)		1,200	350
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		234,400	75,181
Export-Import Bank of Korea
4.000% due 01/29/2021		$5,100	5,342
5.125% due 06/29/2020		2,100	2,275
Province of Ontario
1.650% due 09/27/2019		2,800	2,791
3.000% due 07/16/2018		3,700	3,773
3.150% due 06/02/2022	CAD	7,600	6,113
4.000% due 10/07/2019		$700	737
4.000% due 06/02/2021	CAD	21,400	17,694
4.200% due 03/08/2018		1,100	853
4.200% due 06/02/2020		12,500	10,236
4.400% due 06/02/2019		5,600	4,509
4.400% due 04/14/2020		$600	643
5.500% due 06/02/2018	CAD	2,300	1,822
Province of Quebec
2.750% due 08/25/2021		$17,100	17,499
3.500% due 07/29/2020		3,000	3,147
3.500% due 12/01/2022	CAD	6,300	5,165
3.750% due 09/01/2024		4,800	4,010
4.500% due 12/01/2017		700	540
4.500% due 12/01/2020		2,500	2,086

Total Sovereign Issues (Cost $407,456)			401,130

SHORT-TERM INSTRUMENTS 15.0%
CERTIFICATES OF DEPOSIT 2.5%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$26,800	26,818
Barclays Bank PLC
1.804% due 11/06/2017		48,000	48,100
1.906% due 09/08/2017		1,400	1,403
Credit Suisse AG
1.920% due 09/12/2017		45,000	45,107
Mizuho Bank Ltd.
1.820% due 12/12/2017		25,800	25,866
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		39,600	39,699

			186,993

COMMERCIAL PAPER 10.5%
Anthem, Inc.
1.100% due 04/03/2017		10,000	9,999
1.230% due 04/10/2017		29,100	29,091
Bell Canada
1.190% due 05/15/2017		9,100	9,087
1.200% due 05/16/2017		5,000	4,993
1.210% due 04/17/2017		13,500	13,493
1.220% due 04/17/2017		13,000	12,993
1.230% due 04/17/2017		24,500	24,487
Dominion Resources, Inc.
1.250% due 04/19/2017		1,500	1,499
1.250% due 05/15/2017		2,500	2,496
Duke Energy Corp.
1.200% due 04/13/2017		33,100	33,086
Ecolab, Inc.
1.185% due 04/10/2017		12,900	12,896
Electricite de France S.A.
1.870% due 01/09/2018		28,000	27,604

Enbridge Energy Partners LP
1.910% due 06/16/2017		13,600	13,558
1.910% due 06/19/2017		28,900	28,808
ENI Finance USA, Inc.
1.230% due 04/17/2017		14,500	14,493
1.330% due 04/18/2017		10,000	9,995
1.500% due 07/17/2017		25,000	24,899
Entergy Corp.
1.350% due 04/03/2017		13,200	13,199
1.350% due 04/12/2017		9,700	9,696
1.400% due 05/10/2017		20,000	19,970
1.420% due 05/18/2017		15,000	14,973
1.440% due 05/17/2017		18,000	17,968
Enterprise Products Operating LLC
1.210% due 04/12/2017		16,200	16,194
1.250% due 04/19/2017		10,000	9,994
Ford Motor Credit Co.
1.500% due 07/10/2017		11,700	11,653
Hewlett Packard Enterprise Co.
1.100% due 04/03/2017		16,300	16,299
Humana, Inc.
1.100% due 04/04/2017		16,100	16,098
1.100% due 04/06/2017		9,100	9,098
1.150% due 04/07/2017		7,000	6,998
Marriott International
1.140% due 04/17/2017		15,800	15,791
1.250% due 04/12/2017		17,700	17,693
1.250% due 05/12/2017		12,500	12,482
Mondelez International, Inc.
1.060% due 04/03/2017		34,000	33,997
1.100% due 05/08/2017		20,100	20,073
1.100% due 05/12/2017		16,800	16,775
Monsanto Co.
1.350% due 04/25/2017		12,500	12,490
Moody’s Corp.
1.250% due 04/17/2017		13,400	13,393
Natixis NY
1.400% due 07/03/2017		62,300	62,118
NiSource Finance Corp.
1.220% due 04/04/2017		5,800	5,799
ONEOK Partners LP
1.500% due 04/07/2017		14,700	14,697
1.500% due 04/12/2017		3,000	2,999
Plains All American Pipeline LP
1.700% due 04/03/2017		17,500	17,498
1.700% due 04/06/2017		20,300	20,296
Schlumberger Holdings
1.250% due 04/27/2017		7,600	7,594
Sempra Energy Holdings
1.250% due 04/26/2017		14,700	14,687
Southern Co.
1.200% due 04/13/2017		19,000	18,992
1.250% due 04/24/2017		2,900	2,898
1.250% due 05/01/2017		9,300	9,290
Viacom, Inc.
1.560% due 04/26/2017		16,200	16,185

			771,364

SHORT-TERM NOTES 0.2%
AmeriCredit Automobile Receivables Trust
0.920% due 02/20/2018		14,579	14,579

ARGENTINA TREASURY BILLS 0.4%
2.972% due 05/26/2017 - 12/15/2017 (c)(d)		32,500	32,100

MEXICO TREASURY BILLS 1.2%
6.930% due 06/01/2017 - 03/01/2018 (c)(d)	MXN	1,716,700	87,272

U.S. TREASURY BILLS 0.2%
0.689% due 04/20/2017 - 04/27/2017 (c)(d)(i)(k)		$14,142	14,136

Total Short-Term Instruments (Cost $1,101,363)			1,106,444

Total Investments in Securities (Cost $10,650,614)			10,705,847

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	8,987,253	88,848

Total Short-Term Instruments (Cost $88,844)		88,848

Total Investments in Affiliates (Cost $88,844)		88,848

Total Investments 146.2% (Cost $10,739,458)		$10,794,695
Financial Derivative Instruments (h)(j) (0.1)% (Cost or Premiums, net $(7,543))		(4,535)
Other Assets and Liabilities, net (46.1)%		(3,406,042)

Net Assets 100.0%		$7,384,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	12/08/2014	$3,144	$1,226	0.01%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	12/08/2014	1,584	620	0.01

				$4,728	$1,846	0.02%

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(9,953) at a weighted average interest rate of 0.426%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(h) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$93.500	05/26/2017	628	$6	$1
Put - CBOT U.S. Treasury 5-Year Note June Futures	98.000	05/26/2017	381	3	0
Put - CBOT U.S. Treasury 5-Year Note June Futures	99.500	05/26/2017	857	7	1
Put - CBOT U.S. Treasury 5-Year Note June Futures	101.000	05/26/2017	2,603	22	2
Put - CBOT U.S. Treasury 5-Year Note June Futures	109.000	05/26/2017	17,104	147	17
Put - CBOT U.S. Treasury 10-Year Note June Futures	101.000	05/26/2017	2,210	19	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/26/2017	3,853	33	4
Put - CME 90-Day Eurodollar June Futures	98.500	06/19/2017	7,570	197	47
Put - CME 90-Day Eurodollar June Futures	98.625	06/19/2017	3,000	195	150

				$629	$224

Total Purchased Options				$629	$224

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor September Futures	Long	09/2017	2,396	$68	$64	$0
90-Day Eurodollar December Futures	Short	12/2017	1,920	146	0	(48)
90-Day Eurodollar June Futures	Short	06/2017	1,400	(1,522)	35	0
90-Day Eurodollar September Futures	Short	09/2017	1,878	233	47	0
Australia Government 10-Year Bond June Futures	Long	06/2017	2	4	1	0
Canada Government 10-Year Bond June Futures	Short	06/2017	1,024	(873)	377	0
Euro-BTP Italy Government Bond June Futures	Short	06/2017	101	(53)	16	(6)
Euro-Bund 10-Year Bond June Futures	Long	06/2017	3,704	(4,463)	1,146	(79)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	4,816	(248)	2,055	0
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	1,082	(1)	0	0
Put Options Strike @ EUR 142.500 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	503	(1)	0	0
Put Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	986	(1)	0	0
Put Options Strike @ EUR 143.500 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	259	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	1,256	(1)	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2017	23,830	3,516	3,909	0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	12,497	1,189	2,734	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	341	(263)	0	(107)
United Kingdom Long Gilt June Futures	Short	06/2017	908	(2,794)	68	(444)

Total Futures Contracts				$(5,064)	$10,452	$(684)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.126%		$5,000	$(12)	$10	$0	$(1)
Devon Energy Corp.	1.000	12/20/2020	0.746		5,000	48	128	0	0
Sprint Communications, Inc.	5.000	12/20/2019	1.693		8,700	772	271	0	(8)
Tesco PLC	1.000	06/20/2022	1.916	EUR	15,000	(727)	5	0	(2)
Volkswagen International Finance NV	1.000	06/20/2017	0.191		14,000	33	8	2	0
Volkswagen International Finance NV	1.000	12/20/2017	0.223		20,000	130	(33)	1	0
Volkswagen International Finance NV	1.000	06/20/2021	0.780		12,500	129	176	0	(1)

						$373	$565	$3	$(12)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	12/16/2046	CAD	5,800	$608	$(104)	$20	$0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	$	54,410	2,773	(721)	0	(80)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		175,000	(2,061)	(1,211)	0	(116)
Receive (4)	3-Month USD-LIBOR	1.250	06/21/2021		305,200	9,153	(951)	0	(239)
Receive (4)	3-Month USD-LIBOR	1.450	06/28/2021		255,400	4,335	(510)	0	(112)
Receive (4)	3-Month USD-LIBOR	1.250	06/21/2022		166,000	6,985	(686)	0	(159)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		401,000	(5,200)	(4,115)	0	(380)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		9,500	(38)	(88)	0	(16)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		110,700	256	(1,570)	0	(167)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		35,300	(1,799)	137	52	0
Receive (4)	3-Month USD-LIBOR	1.500	06/21/2027		800	67	(8)	0	(1)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		514,900	(9,795)	(13,686)	0	(862)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		29,000	1,014	(746)	0	(48)
Receive (4)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	80,300	(418)	(344)	0	(264)
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027		111,600	(3,531)	(1,382)	0	(578)
Receive (4)	6-Month GBP-LIBOR	1.750	03/21/2048		28,100	(2,886)	(937)	0	(397)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	40,050,000	(2,221)	121	394	0

						$(2,758)	$(26,801)	$466	$(3,419)

Total Swap Agreements						$(2,385)	$(26,236)	$469	$(3,431)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $150,191 and cash of $28,966 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2017		$9,660	AUD	12,576	$0	$(59)
	06/2017	KRW	157,781,399		$139,597	0	(1,709)
BOA	04/2017	BRL	21,192		6,689	0	(81)
	04/2017	DKK	1,957,179		298,953	18,298	0
	04/2017	JPY	408,000		3,610	0	(55)
	04/2017		$35,067	AUD	45,724	0	(134)
	04/2017		6,762	BRL	21,192	7	0
	04/2017		138,700	DKK	965,084	15	(323)
	04/2017		1,879	EUR	1,745	0	(17)
	04/2017		3,669	JPY	408,000	0	(4)
	05/2017	JPY	408,000		$3,673	5	0
	05/2017		$3,039	IDR	42,470,025	142	0
	06/2017	SGD	173,176		$123,290	0	(584)
	07/2017	DKK	59,284		8,692	152	0
	07/2017		$13,719	DKK	95,160	0	(11)
	12/2017	CNH	273		$38	0	(1)
	01/2018	DKK	172,803		25,281	123	0
	04/2018		933,239		136,862	194	(7)
BPS	04/2017	BRL	124,022		39,164	0	(452)
	04/2017	CAD	2,098		1,600	23	0
	04/2017	EUR	68,635		72,936	0	(283)
	04/2017	ILS	1,659		443	0	(15)
	04/2017		$39,240	BRL	124,022	477	(101)
	04/2017		194,282	DKK	1,344,530	0	(1,479)
	07/2017	BRL	6,300		$2,163	192	0
	01/2018		3,496		1,023	0	(34)
	03/2018	MXN	855,600		40,915	0	(2,602)
	04/2018	DKK	1,403,158		207,043	1,549	0
BRC	07/2017		94,656		14,439	804	0
CBK	04/2017	EUR	4,296		4,561	10	(31)
	04/2017		$17,012	CAD	22,760	103	0
	04/2017		1,955	EUR	1,839	7	0
	05/2017	AUD	60,364		$46,076	0	(8)
	12/2017	CNH	215		30	0	(1)
DUB	04/2017	BRL	62,284		19,699	0	(197)
	04/2017	RUB	141,991		2,376	0	(138)
	04/2017		$19,900	BRL	62,284	15	(20)
	05/2017		5,200		16,574	59	0
	12/2017	CNH	542		$75	0	(2)
FBF	04/2017	BRL	38,677		12,355	15	(15)
	04/2017		$12,207	BRL	38,677	147	0
	05/2017	BRL	16,572		$5,200	0	(59)
GLM	04/2017		17,259		5,500	0	(13)
	04/2017	CAD	101,423		77,451	1,184	0
	04/2017	EUR	7,142		7,620	51	(50)
	04/2017	GBP	7,074		8,717	0	(146)
	04/2017		$5,447	BRL	17,259	66	0
	04/2017		41,322	DKK	287,059	0	(159)
	04/2017		5,085	EUR	4,757	15	(26)
	04/2017		122,922	GBP	99,039	1,164	0
	05/2017	GBP	90,654		$112,722	0	(933)
	07/2017	DKK	95,159		13,863	155	0
	04/2018		463,985		68,301	350	0
HUS	04/2017	BRL	83,683		26,412	0	(319)
	04/2017		$26,260	BRL	83,683	476	(6)
	04/2017		314	INR	21,537	18	0
	06/2017		4,685	KRW	5,393,606	145	0
	01/2018	BRL	258,200		$76,739	0	(1,283)
	04/2018		264,800		77,899	0	(991)
	04/2018	DKK	227,049		33,800	548	0
JPM	04/2017	BRL	38,446		12,300	19	0
	04/2017	DKK	260,172		37,739	431	0
	04/2017	EUR	1,436		1,552	20	0
	04/2017	NZD	2,408		1,711	23	0
	04/2017		$12,134	BRL	38,446	147	0
	04/2017		4,884	CAD	6,549	40	0
	04/2017		8,499	EUR	7,916	0	(54)
	05/2017		1,818		1,700	0	(2)
	06/2017	THB	32,947		$939	0	(19)
	06/2017		$6,527	TWD	201,639	138	0
	08/2017	TRY	1,220		$318	0	(6)
	01/2018	BRL	113,100		31,020	0	(3,156)
	01/2018		$1,016	BRL	3,496	41	0
MSB	04/2017	GBP	94,182		$118,117	117	0
	01/2018	DKK	292,617		42,956	355	0
NAB	04/2017		$56,685	CAD	75,887	380	0
	05/2017	CAD	75,887		$56,709	0	(379)
NGF	06/2017	MXN	204,500		10,107	0	(718)
	07/2017		10,100		497	0	(35)
	11/2017		646,500		31,355	0	(1,959)
	01/2018	BRL	261,000		76,905	0	(1,963)
RBC	04/2017	CAD	1,675		1,256	0	(3)
SCX	04/2017	BRL	142,002		40,989	11	(4,381)
	04/2017		$44,818	BRL	142,002	541	0
	04/2017		72,499	EUR	67,535	0	(453)
	04/2017		2,691	GBP	2,217	87	0
	05/2017	EUR	67,535		$72,590	453	0
	05/2017		$4,171	BRL	13,102	0	(14)
	06/2017	KRW	15,562,247		$13,515	0	(422)
	06/2017	TWD	8,229,240		266,880	0	(5,140)
	06/2017		$45,577	SGD	64,191	340	0
	10/2017	BRL	131,900		$35,844	0	(4,662)
TOR	04/2017		30,400		8,930	0	(780)
	04/2017		$9,595	BRL	30,400	116	0
	04/2017		56,392	DKK	393,900	92	0
	01/2018	DKK	109,139		$16,162	273	0
	04/2018		393,900		57,600	0	(87)
UAG	04/2017	EUR	2,283		2,466	30	0
	05/2017		$3,958	IDR	55,352,630	188	0
	06/2017	KRW	47,264,528		$41,218	0	(1,111)
	12/2017	CNH	766		107	0	(3)

Total Forward Foreign Currency Contracts						$30,351	$(37,695)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$15,000	$1,592	$853
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	13,100	1,281	734
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	28,400	1,932	391
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	12,800	1,280	756

							$6,085	$2,734

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2047	$70.000	04/05/2017	$132,000	$5	$0

Total Purchased Options					$6,090	$2,734

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.250	04/26/2017	$24,500	$(149)	$(100)
FBF	Call - OTC USD versus BRL		3.250	04/26/2017	17,100	(124)	(70)
	Call - OTC USD versus BRL		3.900	06/14/2017	12,400	(247)	(7)
	Call - OTC USD versus BRL		3.380	06/26/2017	49,100	(491)	(459)
	Call - OTC USD versus BRL		3.550	10/02/2017	28,800	(432)	(432)
	Call - OTC USD versus BRL		6.300	01/11/2018	22,000	(1,172)	(11)
GLM	Call - OTC USD versus BRL		3.350	06/01/2017	15,200	(129)	(129)
	Call - OTC USD versus BRL		3.375	06/27/2017	27,700	(307)	(271)
HUS	Call - OTC USD versus ZAR	ZAR	13.550	04/25/2017	43,300	(384)	(841)
	Call - OTC USD versus ZAR		13.500	06/01/2017	10,500	(158)	(344)
	Call - OTC USD versus ZAR		13.580	06/27/2017	7,300	(93)	(268)
JPM	Call - OTC USD versus BRL	BRL	3.225	04/26/2017	17,600	(93)	(97)
	Call - OTC USD versus BRL		3.310	06/01/2017	27,600	(218)	(245)
	Call - OTC USD versus BRL		3.510	09/27/2017	17,300	(268)	(270)
	Call - OTC USD versus ZAR	ZAR	13.100	04/25/2017	23,400	(186)	(864)
	Call - OTC USD versus ZAR		14.000	05/02/2017	6,900	(65)	(65)
SCX	Call - OTC USD versus ZAR		12.980	04/25/2017	7,700	(149)	(332)
SOG	Call - OTC USD versus ZAR		14.000	05/02/2017	6,000	(57)	(57)

						$(4,722)	$(4,862)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	0

						$(788)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$123,500	$(2,876)	$(1,178)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	124,800	(1,935)	(174)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	56,500	(1,260)	(539)

							$(6,071)	$(1,891)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	$100.594	05/04/2017	$17,000	$(74)	$(16)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	100.641	05/04/2017	9,000	(38)	(9)
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	101.195	05/04/2017	32,000	(129)	(62)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	100.422	05/04/2017	58,000	(243)	(43)

					$(484)	$(130)

Total Written Options					$(12,065)	$(6,883)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Anheuser-Busch InBev S.A.	1.000%	12/20/2017	0.214%	EUR	10,500	$57	$12	$69	$0
BPS	Morgan Stanley	1.000	12/20/2020	0.614		$12,000	(22)	193	171	0
	Petrobras Global Finance BV	1.000	06/20/2018	0.693		700	(101)	104	3	0
	Petrobras Global Finance BV	1.000	12/20/2019	1.576		6,200	(642)	550	0	(92)
	Petrobras Global Finance BV	1.000	03/20/2020	1.730		500	(77)	67	0	(10)
BRC	Petrobras Global Finance BV	1.000	12/20/2019	1.576		2,300	(348)	314	0	(34)
GST	Mexico Government International Bond	1.000	06/20/2017	0.176		500	(5)	6	1	0
	Morgan Stanley	1.000	12/20/2020	0.614		100	0	2	2	0
	Petrobras Global Finance BV	1.000	12/20/2019	1.576		2,400	(264)	228	0	(36)
	Petrobras Global Finance BV	1.000	03/20/2020	1.730		400	(64)	56	0	(8)
HUS	Mexico Government International Bond	1.000	09/20/2017	0.184		2,400	(53)	63	10	0
	Petrobras Global Finance BV	1.000	03/20/2020	1.730		1,500	(274)	243	0	(31)

							$(1,793)	$1,838	$256	$(211)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$10,459	$(226)	$221	$0	$(5)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	1,833	0	7	7	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	4,051	0	17	17	0
MYC	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	1,500	(178)	42	0	(136)

					$(404)	$287	$24	$(141)

Total Swap Agreements					$(2,197)	$2,125	$280	$(352)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $32,741 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$26,854	$9,948	$36,802
Corporate Bonds & Notes
Banking & Finance	0	2,416,161	16,372	2,432,533
Industrials	0	224,287	3,237	227,524
Utilities	0	149,790	0	149,790
Municipal Bonds & Notes
California	0	66,032	0	66,032
Illinois	0	17,068	0	17,068
Iowa	0	510	0	510
Mississippi	0	2,714	0	2,714
New Jersey	0	16,998	0	16,998
Ohio	0	20,210	0	20,210
Texas	0	2,598	0	2,598
U.S. Government Agencies	0	3,396,941	0	3,396,941
U.S. Treasury Obligations	0	1,552,964	0	1,552,964
Non-Agency Mortgage-Backed Securities	0	558,201	11,229	569,430
Asset-Backed Securities	0	706,159	0	706,159
Sovereign Issues	0	401,130	0	401,130
Short-Term Instruments
Certificates of Deposit	0	186,993	0	186,993
Commercial Paper	16,185	752,683	2,496	771,364
Short-Term Notes	0	14,579	0	14,579
Mexico Treasury Bills	0	87,272	0	87,272
U.S. Treasury Bills	0	14,136	0	14,136
Argentina Treasury Bills	0	32,100	0	32,100
	$16,185	$10,646,380	$43,282	$10,705,847

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$88,848	$0	$0	$88,848

Total Investments	$105,033	$10,646,380	$43,282	$10,794,695

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,649	496	0	11,145
Over the counter	0	33,365	0	33,365
	$10,649	$33,861	$0	$44,510

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(684)	(3,431)	0	(4,115)
Over the counter	0	(44,930)	0	(44,930)

	$(684)	$(48,361)	$0	$(49,045)

Total Financial Derivative Instruments	$9,965	$(14,500)	$0	$(4,535)

Totals	$114,998	$10,631,880	$43,282	$10,790,160

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

March 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S	)	MARKET VALUE (000S	)
INVESTMENTS IN SECURITIES 94.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Ancestry.com Operations, Inc.
4.250% due 10/19/2023		$569		$575
Avolon Holdings Ltd.
3.500% due 03/20/2022		600		609
AWAS Finance Luxembourg S.A.
3.780% due 07/16/2018		1,821		1,832
CenturyLink, Inc.
6.000% due 02/17/2018		600		597
Charter Communications Operating LLC
3.232% due 01/15/2024		198		199

Total Loan Participations and Assignments (Cost $3,775)				3,812

CORPORATE BONDS & NOTES 16.6%
BANKING & FINANCE 10.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		100		103
AGFC Capital Trust
2.772% due 01/15/2067		100		56
American International Group, Inc.
4.125% due 02/15/2024		300		308
Bank of America Corp.
2.000% due 01/11/2018		1,400		1,404
4.382% due 10/21/2025	MXN	2,000		123
5.750% due 12/01/2017		$3,500		3,593
6.400% due 08/28/2017		700		714
6.875% due 04/25/2018		1,300		1,368
Barclays Bank PLC
7.625% due 11/21/2022		400		438
7.750% due 04/10/2023		200		211
14.000% due 06/15/2019 (f)	GBP	500		768
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	200		217
8.250% due 12/15/2018 (f)		$500		527
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300		301
CIT Group, Inc.
4.250% due 08/15/2017		300		303
5.000% due 05/15/2018		100		101
Citigroup, Inc.
6.250% due 08/15/2026 (f)		200		216
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500		501
3.750% due 07/21/2026		700		685
6.875% due 03/19/2020	EUR	1,100		1,387
Credit Agricole S.A.
6.500% due 06/23/2021 (f)		300		332
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$700		690
Deutsche Bank AG
1.350% due 05/30/2017		375		375
4.250% due 10/14/2021		950		975
Goldman Sachs Group, Inc.
3.625% due 01/22/2023		300		308
6.150% due 04/01/2018		200		208
HSBC Holdings PLC
2.650% due 01/05/2022		800		807
3.400% due 03/08/2021		600		614
4.300% due 03/08/2026		500		521
JPMorgan Chase & Co.
1.938% due 01/25/2018		300		302
2.535% due 03/01/2021		2,000		2,063
7.900% due 04/30/2018 (f)		700		726
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	1,956		2,678
7.875% due 06/27/2029 (f)		200		279
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021		$700		685
MUFG Union Bank N.A.
2.625% due 09/26/2018		300		303
Navient Corp.
5.000% due 06/15/2018		1,000		1,006
5.875% due 03/25/2021		200		202

Rio Oil Finance Trust
9.250% due 07/06/2024		182	185
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (f)		1,200	1,254
Santander UK PLC
2.500% due 03/14/2019		1,400	1,411
Societe Generale S.A.
7.375% due 09/13/2021 (f)		400	407
Standard Chartered PLC
2.182% due 08/19/2019		800	806
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	50	60
Toronto-Dominion Bank
2.009% due 04/07/2021		$800	815
UBS AG
5.125% due 05/15/2024		1,300	1,335
7.625% due 08/17/2022		250	290
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	100	107
Wells Fargo & Co.
2.600% due 07/22/2020		$200	202

			33,270

INDUSTRIALS 4.1%
AbbVie, Inc.
1.800% due 05/14/2018		400	401
2.300% due 05/14/2021		100	99
3.600% due 05/14/2025		200	200
Altice Financing S.A.
6.625% due 02/15/2023		400	417
7.500% due 05/15/2026		700	745
American Airlines Pass-Through Trust
3.000% due 04/15/2030		400	383
Anheuser-Busch InBev Worldwide, Inc.
1.724% due 08/01/2018		3,400	3,423
Broadcom Corp.
3.000% due 01/15/2022		400	399
3.625% due 01/15/2024		100	101
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		300	300
Charter Communications Operating LLC
4.464% due 07/23/2022		200	211
4.908% due 07/23/2025		200	212
6.484% due 10/23/2045		100	116
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	628
7.000% due 06/30/2024		200	221
CVS Health Corp.
5.125% due 07/20/2045		100	111
Diamond Finance Corp.
3.480% due 06/01/2019		200	205
4.420% due 06/15/2021		200	209
6.020% due 06/15/2026		150	164
DISH DBS Corp.
4.250% due 04/01/2018		300	306
4.625% due 07/15/2017		200	202
7.875% due 09/01/2019		200	221
Forest Laboratories LLC
4.875% due 02/15/2021		500	538
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	513
Kraft Heinz Foods Co.
2.000% due 07/02/2018		$350	351
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		200	202
QUALCOMM, Inc.
4.800% due 05/20/2045		100	105
Reynolds Group Issuer, Inc.
7.000% due 07/15/2024		125	134
SFR Group S.A.
7.375% due 05/01/2026		500	517
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		400	415
Universal Health Services, Inc.
3.750% due 08/01/2019		400	406
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	402

			12,857

UTILITIES 1.9%
AES Corp.
4.055% due 06/01/2019		294	295
AT&T, Inc.
2.082% due 06/30/2020		300	304

Petrobras Global Finance BV
4.375% due 05/20/2023		50	47
6.250% due 12/14/2026	GBP	100	128
6.850% due 06/05/2115		$350	314
8.375% due 05/23/2021		1,600	1,814
Sinopec Group Overseas Development Ltd.
1.790% due 04/10/2017		1,600	1,600
Verizon Communications, Inc.
2.871% due 09/14/2018		900	919
4.125% due 03/16/2027		300	306

			5,727

Total Corporate Bonds & Notes (Cost $51,952)			51,854

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	101
7.750% due 01/01/2042		100	103
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		110	100

			304

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)		3,000	152

Total Municipal Bonds & Notes (Cost $435)			456

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae, TBA
3.000% due 05/01/2047		5,500	5,445
3.500% due 05/01/2047		17,900	18,273
Freddie Mac
1.537% due 10/25/2021 (a)		375	22
Ginnie Mae, TBA
4.000% due 05/01/2047		1,000	1,054

Total U.S. Government Agencies (Cost $24,569)			24,794

U.S. TREASURY OBLIGATIONS 29.8%
U.S. Treasury Bonds
2.875% due 11/15/2046		150	146
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024		2,864	2,840
0.125% due 07/15/2026		1,793	1,751
0.250% due 01/15/2025		3,261	3,235
0.625% due 07/15/2021		1,185	1,230
0.625% due 01/15/2026		2,780	2,833
1.125% due 01/15/2021 (i)		2,554	2,690
2.000% due 01/15/2026 (k)		795	903
2.375% due 01/15/2025		515	595
2.375% due 01/15/2027		2,662	3,149
U.S. Treasury Notes
1.250% due 07/31/2023		4,000	3,786
1.375% due 06/30/2023		7,550	7,213
1.375% due 08/31/2023		4,600	4,383
1.625% due 02/15/2026 (k)		700	658
1.625% due 05/15/2026		1,230	1,154
1.875% due 11/30/2021 (i)(k)		3,700	3,696
1.875% due 10/31/2022 (k)		18,600	18,424
2.000% due 05/31/2021 (i)(k)		1,100	1,108
2.000% due 07/31/2022 (i)(k)		11,400	11,396
2.125% due 09/30/2021 (i)		16,500	16,671
2.125% due 05/15/2025		50	49
2.250% due 12/31/2023		4,150	4,165
2.250% due 01/31/2024		1,270	1,274

Total U.S. Treasury Obligations (Cost $94,242)			93,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
BCAP LLC Trust
5.250% due 06/26/2036		480	360
Bear Stearns Adjustable Rate Mortgage Trust
3.249% due 11/25/2034		691	571
3.352% due 01/25/2035		18	18
CBA Commercial Small Balance Commercial Mortgage
1.232% due 06/25/2038		1,446	872
Countrywide Alternative Loan Trust
1.158% due 02/20/2047 ^		355	259
6.000% due 02/25/2037 ^		465	340
6.500% due 11/25/2037 ^		681	535

Countrywide Home Loan Mortgage Pass-Through Trust
3.052% due 02/20/2036		667	519
3.155% due 08/25/2034		318	304
Credit Suisse Mortgage Capital Certificates
1.108% due 12/27/2035		1,127	1,094
Deutsche ALT-A Securities, Inc.
1.312% due 08/25/2037		753	564
First Horizon Alternative Mortgage Securities Trust
3.017% due 06/25/2034		191	187
3.066% due 01/25/2036 ^		379	301
3.134% due 06/25/2036		375	309
First Horizon Mortgage Pass-Through Trust
2.894% due 11/25/2037 ^		2,944	2,576
GSMPS Mortgage Loan Trust
8.000% due 01/25/2035		693	780
HarborView Mortgage Loan Trust
1.798% due 11/19/2034		70	59
IndyMac Mortgage Loan Trust
1.192% due 04/25/2046		2,714	2,259
3.193% due 10/25/2034		42	40
3.948% due 08/25/2037		400	319
RBSSP Resecuritization Trust
1.028% due 02/26/2037		787	746
RMAC Securities PLC
0.494% due 06/12/2044	GBP	1,430	1,691
Structured Asset Mortgage Investments Trust
1.182% due 08/25/2036		$1,280	1,257
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		320	311
Thornburg Mortgage Securities Trust
1.112% due 06/25/2037		456	438
2.232% due 06/25/2037 ^		112	103
Wachovia Bank Commercial Mortgage Trust
5.760% due 06/15/2049		738	738
6.053% due 02/15/2051		203	205
WaMu Mortgage Pass-Through Certificates Trust
1.212% due 04/25/2045		94	89
Washington Mutual Mortgage Pass-Through Certificates Trust
2.432% due 09/25/2035 ^		1,271	1,022
Wells Fargo Mortgage-Backed Securities Trust
3.113% due 06/25/2035		275	282

Total Non-Agency Mortgage-Backed Securities (Cost $18,103)			19,148

ASSET-BACKED SECURITIES 25.0%
ACE Securities Corp. Home Equity Loan Trust
1.142% due 05/25/2036		643	631
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.702% due 03/25/2035		1,900	1,876
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.362% due 02/25/2036		1,883	1,437
Asset-Backed Funding Certificates Trust
1.142% due 01/25/2037		3,222	2,157
1.202% due 01/25/2037		2,241	1,512
Asset-Backed Securities Corp. Home Equity Loan Trust
2.002% due 07/25/2035		4,263	3,621
Atlas Senior Loan Fund Ltd.
2.242% due 08/18/2025		1,000	1,001
2.284% due 10/15/2026		1,000	1,000
Bear Stearns Asset-Backed Securities Trust
1.472% due 09/25/2035		1,100	1,059
Belle Haven ABS CDO Ltd.
1.395% due 11/03/2044		271	133
1.435% due 11/03/2044		415	204
Carlyle Global Market Strategies CLO Ltd.
2.143% due 07/15/2025		1,000	1,001
2.187% due 07/27/2026		500	501
CIFC Funding Ltd.
2.239% due 01/29/2025		1,000	1,001
CIT Mortgage Loan Trust
2.332% due 10/25/2037		1,082	1,077
Citigroup Mortgage Loan Trust, Inc.
1.122% due 08/25/2036		32	31
1.432% due 10/25/2035		1,000	917
Countrywide Asset-Backed Certificates
1.112% due 12/25/2036 ^		431	427
1.122% due 08/25/2037		2,228	2,125
1.122% due 06/25/2047 ^		702	541
1.132% due 07/25/2036		843	846
1.132% due 04/25/2047		755	710
1.192% due 05/25/2047		2,634	1,733
4.815% due 07/25/2036		300	251
Countrywide Asset-Backed Certificates Trust
1.332% due 05/25/2036		92	91
1.652% due 08/25/2035		1,660	1,620
4.817% due 08/25/2035		501	519

Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	500	502
Credit-Based Asset Servicing and Securitization LLC
3.929% due 03/25/2037 ^	2,813	1,554
Dryden Senior Loan Fund
2.139% due 08/15/2025	1,000	1,001
2.223% due 01/15/2025	1,000	1,001
First Franklin Mortgage Loan Trust
1.342% due 11/25/2035	4,000	3,297
Flatiron CLO Ltd.
2.018% due 07/17/2026	500	501
Galaxy CLO Ltd.
2.278% due 11/16/2025	500	500
GoldenTree Loan Opportunities Ltd.
2.188% due 04/25/2025	2,000	2,002
GSAA Home Equity Trust
1.262% due 07/25/2037	2,876	1,026
GSAMP Trust
1.182% due 11/25/2036	1,128	678
1.212% due 03/25/2047	2,000	1,416
Home Equity Asset Trust
1.672% due 08/25/2035	1,900	1,587
HSI Asset Securitization Corp. Trust
1.092% due 12/25/2036	2,433	1,042
1.202% due 12/25/2036	684	297
Huntington CDO Ltd.
1.304% due 11/05/2040	128	125
JMP Credit Advisors CLO Ltd.
2.263% due 10/17/2025	500	500
JPMorgan Mortgage Acquisition Corp.
1.322% due 02/25/2036	1,060	898
KVK CLO Ltd.
0.000% due 01/15/2026	500	500
Limerock CLO Ltd.
2.310% due 04/18/2026	500	501
Long Beach Mortgage Loan Trust
1.242% due 08/25/2045	1,304	1,129
Madison Park Funding Ltd.
1.988% due 01/19/2025	500	500
MASTR Specialized Loan Trust
1.352% due 01/25/2037	1,887	1,138
Monroe Capital BSL CLO Ltd.
2.630% due 05/22/2027	1,000	1,004
Morgan Stanley ABS Capital, Inc. Trust
1.122% due 11/25/2036	221	137
1.132% due 10/25/2036	511	312
Morgan Stanley Capital, Inc. Trust
1.162% due 03/25/2036	33	28
1.272% due 01/25/2036	404	381
Morgan Stanley Home Equity Loan Trust
1.122% due 12/25/2036	2,459	1,387
1.242% due 04/25/2036	3,708	2,812
Morgan Stanley IXIS Real Estate Capital Trust
1.132% due 07/25/2036	1,770	967
Nelder Grove CLO Ltd.
2.300% due 08/28/2026	500	501
OHA Credit Partners Ltd.
2.150% due 04/20/2025	1,000	1,001
Option One Mortgage Loan Trust
1.312% due 04/25/2037	3,795	2,487
Race Point CLO Ltd.
2.238% due 11/08/2024	935	936
Residential Asset Securities Corp. Trust
1.442% due 11/25/2035	3,100	2,801
Saratoga Investment Corp. CLO Ltd.
2.580% due 10/20/2025	2,000	2,013
Securitized Asset-Backed Receivables LLC Trust
1.747% due 02/25/2034	469	444
Sierra Madre Funding Ltd.
1.173% due 09/07/2039	1,968	1,635
1.214% due 09/07/2039	853	709
SpringCastle America Funding LLC
3.050% due 04/25/2029	1,304	1,313
Staniford Street CLO Ltd.
2.311% due 06/15/2025	500	500
Structured Asset Investment Loan Trust
1.342% due 10/25/2035	226	224
Structured Asset Securities Corp. Mortgage Loan Trust
1.652% due 11/25/2035	1,000	845
Tralee CLO Ltd.
2.380% due 07/20/2026	3,000	3,002
Triaxx Prime CDO Ltd.
1.049% due 10/02/2039	304	235
Wells Fargo Home Equity Asset-Backed Securities Trust
1.212% due 04/25/2037	1,487	1,346

WhiteHorse Ltd.
2.235% due 02/03/2025		1,500	1,501

Total Asset-Backed Securities (Cost $72,902)			78,238

SOVEREIGN ISSUES 1.7%
Brazil Government International Bond
5.625% due 02/21/2047		450	437
Kuwait International Government Bond
3.500% due 03/20/2027		1,300	1,315
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	209	147
3.000% due 09/20/2030		827	640
Republic of Greece Government International Bond
3.375% due 07/17/2017	EUR	800	842
4.750% due 04/17/2019		500	507
Saudi Government International Bond
4.500% due 10/26/2046		$600	593
Slovenia Government International Bond
5.250% due 02/18/2024		600	675

Total Sovereign Issues (Cost $5,155)			5,156

SHORT-TERM INSTRUMENTS 6.2%
CERTIFICATES OF DEPOSIT 2.6%
Barclays Bank PLC
1.804% due 11/06/2017		900	902
1.850% due 12/06/2017		1,400	1,403
Mitsubishi UFJ Trust & Banking Corp.
1.872% due 09/19/2017		600	602
Mizuho Bank Ltd.
1.820% due 12/12/2017		500	501
Natixis S.A.
1.846% due 09/25/2017		1,500	1,503
Norinchukin Bank
1.733% due 10/10/2017		200	201
1.733% due 10/11/2017		200	201
1.733% due 10/12/2017		500	501
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		1,300	1,303
Sumitomo Mitsui Trust Bank Ltd.
1.882% due 09/18/2017		1,000	1,003

			8,120

COMMERCIAL PAPER 1.1%
Hyundai Capital America
1.300% due 04/26/2017		1,100	1,099
NiSource Finance Corp.
1.330% due 04/21/2017		500	500
1.330% due 04/24/2017		250	250
Viacom, Inc.
1.560% due 04/26/2017		1,550	1,548

			3,397

REPURCHASE AGREEMENTS (g) 0.0%			146

ARGENTINA TREASURY BILLS 0.5%
3.203% due 05/26/2017 - 08/25/2017 (b)		$1,700	1,677

JAPAN TREASURY BILLS 1.9%
(0.278)% due 05/15/2017 - 06/05/2017 (b)(c)	JPY	650,000	5,840

MEXICO TREASURY BILLS 0.1%
6.753% due 08/17/2017 (c)(d)	MXN	4,600	239

Total Short-Term Instruments (Cost $19,270)			19,419

Total Investments in Securities (Cost $290,403)			296,226

	SHARES
INVESTMENTS IN AFFILIATES 13.5%
SHORT-TERM INSTRUMENTS 13.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short-Term Floating NAV Portfolio III		4,287,992	42,391

Total Short-Term Instruments (Cost $42,395)	42,391

Total Investments in Affiliates (Cost $42,395)	42,391

Total Investments 108.2% (Cost $332,798)	$338,617
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(1,090))	443
Other Assets and Liabilities, net (8.3)%	(25,989)

Net Assets 100.0%	$313,071

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$146	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(150)	$146	$146

Total Repurchase Agreements						$(150)	$146	$146

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2047	$900	$(947)	$(944)

Total Short Sales				$(947)	$(944)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$122.000	05/26/2017	125	$94	$19

Total Purchased Options				$94	$19

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/26/2017	125	$(20)	$(4)
Put - CBOT U.S. Treasury 10-Year Note May Futures	123.000	04/21/2017	98	(58)	(7)
Call - CBOT U.S. Treasury 10-Year Note May Futures	125.000	04/21/2017	98	(48)	(31)

				$(126)	$(42)

Total Written Options				$(126)	$(42)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Short	03/2018	406	$(54)	$0	$(21)
Australia Government 10-Year Bond June Futures	Long	06/2017	3	5	1	0
Euro-Bund 10-Year Bond June Futures	Long	06/2017	60	84	18	(1)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	54	(2)	23	0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	397	108	87	0

Total Futures Contracts				$141	$129	$(22)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.130%	EUR	400	$3	$1	$0	$0
Berkshire Hathaway, Inc.	1.000	06/20/2018	0.153		$300	3	0	0	0
Berkshire Hathaway, Inc.	1.000	09/20/2018	0.191		1,300	16	0	0	0
Berkshire Hathaway, Inc.	1.000	03/20/2019	0.238		1,100	17	1	0	0
Berkshire Hathaway, Inc.	1.000	09/20/2020	0.404		400	8	3	0	0
Canadian Natural Resources Ltd.	1.000	03/20/2018	0.146		300	(3)	(1)	0	0
Ford Motor Co.	5.000	03/20/2019	0.280		400	38	(1)	0	0
Kinder Morgan Energy Partners LP	1.000	03/20/2019	0.259		200	(3)	(1)	0	0
Kraft Heinz Foods Co.	1.000	09/20/2018	0.116		350	(5)	1	0	0
MetLife, Inc.	1.000	03/20/2019	0.229		800	12	2	0	0
MetLife, Inc.	1.000	12/20/2021	0.715		900	12	12	0	(1)
MetLife, Inc.	1.000	06/20/2022	0.816		800	8	1	0	0
Sprint Communications, Inc.	5.000	12/20/2019	1.693		4,200	373	131	0	(4)
Volkswagen International Finance NV	1.000	12/20/2017	0.223	EUR	100	1	0	0	0

						$480	$149	$0	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-26 5-Year Index	5.000%	06/20/2021		$1,188	$104	$43	$1	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021		792	64	19	1	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		2,500	51	42	0	0
CDX.IG-26 5-Year Index	1.000	06/20/2021		500	10	4	0	0
CDX.IG-27 5-Year Index	1.000	12/20/2021		1,800	34	11	1	0
CDX.IG-28 5-Year Index	1.000	06/20/2022		100	2	0	0	0
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	600	(10)	(2)	0	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		2,700	(40)	(4)	0	(2)
iTraxx Europe Senior 27 5-Year Index	1.000	06/20/2022		2,500	(16)	(2)	1	0

					$199	$111	$4	$(2)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2023		$20,500	$514	$966	$0	$(26)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		28,400	1,510	2,165	0	(49)
Receive	3-Month USD-LIBOR	1.750	12/14/2017		27,500	(214)	(108)	1	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		56,800	(295)	200	2	0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		9,400	(9)	(27)	0	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		20,300	(160)	84	0	(4)
Pay (5)	3-Month USD-LIBOR	1.250	06/21/2019		5,400	50	(4)	0	(2)
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2020		36,600	694	(141)	0	(20)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		24,800	206	(492)	17	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		12,100	292	547	0	(12)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		2,800	(5)	146	0	(5)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,100	20	20	0	(3)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		300	(1)	3	0	(1)
Receive (5)	3-Month USD-LIBOR	1.500	06/21/2027		15,700	1,319	(45)	0	(23)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		2,350	82	214	0	(4)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		1,550	140	(26)	0	(2)
Receive	3-Month USD-LIBOR	1.750	06/21/2047		500	(208)	2	2	0
Receive	6-Month EUR-EURIBOR	0.430	12/11/2019	EUR	1,000	(16)	(8)	0	0
Pay (5)	6-Month EUR-EURIBOR	0.250	09/20/2022		14,800	(32)	107	13	0
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027		3,250	(45)	(17)	0	(1)
Receive (5)	6-Month EUR-EURIBOR	1.500	03/21/2048		3,000	(35)	(96)	9	0
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	600	(26)	(3)	0	(1)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		2,100	(77)	(47)	0	(3)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		700	(50)	(27)	0	(2)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	770,000	(43)	50	8	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021	MXN	3,200	(3)	1	0	0
Pay	28-Day MXN-TIIE	7.278	03/22/2022		4,600	1	1	1	0
Pay	28-Day MXN-TIIE	7.317	03/23/2022		7,200	2	2	1	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026		3,600	(18)	3	1	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026		15,300	(73)	13	3	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		10,800	(1)	11	3	0
Pay	28-Day MXN-TIIE	7.740	02/22/2027		21,700	28	32	5	0
Pay	28-Day MXN-TIIE	7.730	02/25/2027		10,400	13	13	3	0
Pay	28-Day MXN-TIIE	7.733	02/25/2027		3,000	4	4	1	0
Pay	CPTFEMU	0.740	01/15/2020	EUR	2,000	2	21	0	(2)
Pay	UKRPI	3.400	06/15/2030	GBP	50	1	1	0	0
Pay	UKRPI	3.300	11/15/2030		782	(24)	7	0	(3)

						$3,543	$3,572	$70	$(163)

Total Swap Agreements						$4,222	$3,832	$74	$(170)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $6,273 and cash of $1,460 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	4,215	$	4,471	$0	$(26)
	06/2017	JPY	150,000		1,321	0	(30)
	12/2017		$1,328	CNH	9,447	22	0
BPS	04/2017	BRL	7,978	$	2,568	20	0
	04/2017		$2,586	BRL	7,978	0	(37)
	04/2017		4,041	EUR	3,747	0	(44)
	05/2017	EUR	3,747	$	4,046	44	0
	05/2017		$2,553	BRL	7,978	0	(21)
	07/2017	BRL	7,400	$	2,540	225	0
	07/2017		$2,000	BRL	7,000	190	0
CBK	04/2017	EUR	88	$	95	1	0
	04/2017		$500	EUR	468	0	(1)
	05/2017	JPY	180,000	$	1,611	0	(9)
	05/2017		$707	RUB	42,474	39	0
	06/2017	JPY	150,000	$	1,321	0	(29)
DUB	04/2017		$1,564	PEN	5,166	25	0
	04/2017		844	RUB	50,450	49	0
	06/2017	SGD	2,029	$	1,438	0	(14)
	07/2017		$2,121	BRL	7,400	194	0
	01/2021		87		380	10	0
FBF	08/2017	MXN	3,300	$	165	0	(7)
GLM	04/2017		$5,652	GBP	4,549	47	0
	04/2017		1,356	MXN	28,231	148	0
	05/2017	GBP	4,549	$	5,656	0	(47)
HUS	12/2017	CNH	9,447		1,295	0	(55)
	01/2021	BRL	380		58	0	(38)
JPM	04/2017	CHF	113		112	0	(1)
	04/2017	NZD	1,116		793	11	0
	04/2017		$3,119	MXN	62,697	223	0
	06/2017	TWD	47,261	$	1,532	0	(31)
MSB	04/2017	GBP	4,549		5,705	6	0
SOG	08/2017	MXN	1,300		65	0	(3)
UAG	05/2017	JPY	170,000		1,522	0	(7)
	07/2017	BRL	7,000		2,466	276	0

Total Forward Foreign Currency Contracts						$1,530	$(400)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	6,750	$48	$27
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$2,300	117	129
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	6,750	47	27
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		3,200	22	15
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		3,300	22	19
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$4,600	238	258
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		31,600	179	86
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		5,400	260	300

								$933	$861

Total Purchased Options								$933	$861

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$11,600	$(121)	$(159)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018	17,500	(101)	(52)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	4,200	(23)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	23,000	(245)	(315)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	4,300	(25)	(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	27,100	(287)	(379)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	6,800	(179)	(88)

							$(981)	$(1,022)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	$100.547	05/04/2017	$6,200	$(27)	$(6)
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	100.625	05/04/2017	1,200	(5)	(1)

					$(32)	$(7)

Total Written Options					$(1,013)	$(1,029)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	06/20/2024	1.506%	$100	$6	$(3)	$3	$0
BPS	UBS AG	(1.000)	06/20/2024	1.506	200	13	(6)	7	0

						$19	$(9)	$10	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2021	1.193%		$100	$(5)	$4	$0	$(1)
	Italy Government International Bond	1.000	06/20/2019	0.720		2,100	(38)	52	14	0
BPS	Colombia Government International Bond	1.000	06/20/2021	1.009		100	(3)	3	0	0
	Colombia Government International Bond	1.000	12/20/2021	1.193		100	(4)	3	0	(1)
BRC	Colombia Government International Bond	1.000	06/20/2021	1.009		500	(16)	16	0	0
	Italy Government International Bond	1.000	09/20/2019	0.791		300	0	2	2	0
CBK	Brazil Government International Bond	1.000	09/20/2017	0.441		1,900	(4)	10	6	0
	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.181	EUR	400	(15)	12	0	(3)
DUB	Argentine Republic Government International Bond	5.000	06/20/2017	0.634		$300	10	(7)	3	0
	Italy Government International Bond	1.000	03/20/2019	0.682		200	(4)	5	1	0
	Italy Government International Bond	1.000	06/20/2019	0.720		700	(13)	18	5	0
	Italy Government International Bond	1.000	09/20/2019	0.791		2,600	6	8	14	0
	Mexico Government International Bond	1.000	12/20/2018	0.432		200	0	2	2	0
FBF	Mexico Government International Bond	1.000	12/20/2018	0.432		100	0	1	1	0
GST	Argentine Republic Government International Bond	5.000	06/20/2017	0.634		300	11	(7)	4	0
	Citigroup, Inc.	1.000	03/20/2019	0.313		500	5	2	7	0
	Colombia Government International Bond	1.000	06/20/2021	1.009		400	(13)	13	0	0
HUS	Colombia Government International Bond	1.000	12/20/2021	1.193		300	(15)	13	0	(2)
	Italy Government International Bond	1.000	06/20/2017	0.182		4,100	41	(32)	9	0
	Italy Government International Bond	1.000	03/20/2019	0.682		300	(6)	8	2	0
	Mexico Government International Bond	1.000	12/20/2018	0.432		1,000	2	8	10	0
JPM	Qatar Government International Bond	1.000	06/20/2019	0.160		1,000	21	(2)	19	0
MYC	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	0.990		100	1	(1)	0	0
	Italy Government International Bond	1.000	03/20/2019	0.682		200	(4)	5	1	0

							$(43)	$136	$100	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$2,027	$(413)	$165	$0	$(248)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	40	(2)	38	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,481	(302)	120	0	(182)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(2)	25	0
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,481	(306)	125	0	(181)

					$(954)	$406	$63	$(611)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	UKRPI	3.338%	11/15/2030	GBP	20	$0	$0	$0	$0
GLM	Pay	CPTFEMU	0.993	03/30/2020	EUR	3,600	(1)	(26)	0	(27)
	Receive	UKRPI	3.140	01/14/2030	GBP	940	0	(28)	0	(28)
JPM	Receive	UKRPI	3.300	11/15/2030		210	1	(8)	0	(7)

							$0	$(62)	$0	$(62)

Total Swap Agreements							$(978)	$471	$173	$(680)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (h) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $894 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,215	$597	$3,812
Corporate Bonds & Notes
Banking & Finance	0	33,270	0	33,270
Industrials	0	12,857	0	12,857
Utilities	0	5,727	0	5,727
Municipal Bonds & Notes
Illinois	0	304	0	304
West Virginia	0	152	0	152
U.S. Government Agencies	0	24,794	0	24,794
U.S. Treasury Obligations	0	93,349	0	93,349
Non-Agency Mortgage-Backed Securities	0	19,148	0	19,148
Asset-Backed Securities	0	78,238	0	78,238
Sovereign Issues	0	5,156	0	5,156
Short-Term Instruments
Certificates of Deposit	0	8,120	0	8,120
Commercial Paper	1,548	1,849	0	3,397
Repurchase Agreements	0	146	0	146
Japan Treasury Bills	0	5,840	0	5,840
Mexico Treasury Bills	0	239	0	239
Argentina Treasury Bills	0	1,677	0	1,677
	$1,548	$294,081	$597	$296,226

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,391	$0	$0	$42,391

Total Investments	$43,939	$294,081	$597	$338,617

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(944)	$0	$(944)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	129	93	0	222
Over the counter	0	2,564	0	2,564
	$129	$2,657	$0	$2,786

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(212)	0	(234)
Over the counter	0	(2,106)	(3)	(2,109)

	$(22)	$(2,318)	$(3)	$(2,343)

Total Financial Derivative Instruments	$107	$339	$(3)	$443

Totals	$44,046	$293,476	$594	$338,116

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I, II and IV, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio and PIMCO Balanced Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2017 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	$383,191	$76,451	20.0%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	03/29/2012	760,930	39,946	5.2%
PIMCO Balanced Allocation Portfolio	PIMCO Cayman Commodity Portfolio IV, Ltd.	02/24/2012	03/29/2012	100,556	0	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2017, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2014-2016, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Commodity Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income.

Based on the reasoning in such private letter rulings, the Commodity Portfolios will continue to seek to gain exposure to the commodity markets primarily through any investments in its respective Subsidiary and possibly through investments in commodity-linked notes.

It should be noted, however, that the IRS suspended the issuance of such rulings. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS has also revoked private letter rulings on the treatment of commodity linked notes on a prospective basis. The IRS has further issued proposed regulations that, if finalized , would generally treat a Portfolio’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a Subsidiary that are attributable to such income conclusion.

There can be no assurance that the IRS will not further change its position relating to whether that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes and other commodity-linked derivatives may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO All Asset All Authority Portfolio	$16,333	$177	$(584)	$(407)
PIMCO All Asset Portfolio	861,818	37,571	(27,235)	10,336
PIMCO Balanced Allocation Portfolio	109,249	441	(930)	(489)
PIMCO CommodityRealReturn® Strategy Portfolio	521,776	0	(23,248)	(23,248)
PIMCO Emerging Markets Bond Portfolio	307,009	10,471	(13,701)	(3,230)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	493,773	6,145	(11,471)	(5,326)
PIMCO Foreign Bond Portfolio (Unhedged)	37,600	626	(1,085)	(459)
PIMCO Global Bond Portfolio (Unhedged)	296,249	5,816	(7,235)	(1,419)
PIMCO Global Core Bond (Hedged) Portfolio	125,298	1,698	(5,278)	(3,580)
PIMCO Global Diversified Allocation Portfolio	809,324	22,308	(6,178)	16,130
PIMCO Global Multi-Asset Managed Allocation Portfolio	856,417	9,663	(14,639)	(4,976)
PIMCO High Yield Portfolio	1,088,274	34,682	(12,675)	22,007
PIMCO Income Portfolio	236,120	4,876	(1,519)	3,357
PIMCO Long-Term U.S. Government Portfolio	330,386	4,594	(18,484)	(13,890)
PIMCO Low Duration Portfolio	2,363,138	17,530	(18,708)	(1,178)
PIMCO Real Return Portfolio	3,843,956	34,860	(60,223)	(25,363)
PIMCO Short-Term Portfolio	322,473	2,517	(400)	2,117
PIMCO Total Return Portfolio	10,755,040	171,393	(131,738)	39,655
PIMCO Unconstrained Bond Portfolio	332,857	9,292	(3,532)	5,760

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended March 31, 2017 (amounts in thousands†):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$30,066	$1,066	$(2,220)	$126	$(937)	$28,101	$106	$0
PIMCO CommodityRealReturn Strategy Fund®	5,076	215	(371)	(112)	(5)	4,803	37	0
PIMCO Diversified Income Fund	4,670	54	0	0	98	4,822	54	0
PIMCO Emerging Local Bond Fund	58,244	2,783	(1,339)	(74)	2,182	61,796	864	0
PIMCO Emerging Markets Currency Fund	108,863	8,536	(2,786)	(168)	5,999	120,444	844	0
PIMCO Extended Duration Fund	12,665	7,334	(218)	(45)	117	19,853	132	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	837	0	(1)	0	37	873	0	0
PIMCO Government Money Market Fund	4,100	66,831	(67,693)	0	0	3,238	3	0
PIMCO High Yield Fund	20,648	505	(3,969)	172	(11)	17,345	263	0
PIMCO High Yield Spectrum Fund	38,849	702	(5,353)	(341)	869	34,726	545	0
PIMCO Income Fund	63,565	6,063	(14,355)	605	225	56,103	752	0
PIMCO Investment Grade Corporate Bond Fund	24,003	4,367	(605)	(17)	407	28,155	250	0
PIMCO Long Duration Total Return Fund	9,950	314	(174)	(23)	226	10,293	105	0
PIMCO Long-Term Credit Fund	1,438	20	(193)	16	6	1,287	19	0
PIMCO Long-Term U.S. Government Fund	22,752	17,566	(3,814)	(370)	604	36,738	230	0
PIMCO Low Duration Fund	20,675	15,425	(18,251)	3	3	17,855	98	0
PIMCO Mortgage Opportunities Fund	6,239	111	(186)	0	46	6,210	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	8,789	2,430	0	0	(86)	11,133	0	0
PIMCO RAE Fundamental Emerging Markets Fund	38,797	0	(8,328)	1,447	2,799	34,715	0	0
PIMCO RAE Fundamental PLUS EMG Fund	28,452	0	(4,053)	289	2,989	27,677	0	0
PIMCO RAE Fundamental PLUS International Fund	21,246	2,933	0	0	1,620	25,799	81	0
PIMCO RAE Low Volatility PLUS EMG Fund	89,590	613	(2,787)	(211)	10,240	97,445	183	0
PIMCO RAE Low Volatility PLUS Fund	2,242	0	(179)	25	72	2,160	0	0
PIMCO RAE Low Volatility PLUS International Fund	45,308	2,426	(8,098)	18	2,535	42,189	173	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	9,553	423	0	0	(412)	9,564	423	0
PIMCO RAE Worldwide Long/Short PLUS Fund	47,342	0	(4,796)	(74)	1,362	43,834	0	0
PIMCO Real Return Asset Fund	5,179	30	(1,450)	39	64	3,862	26	0
PIMCO Real Return Fund	27,563	1,848	(1,012)	(12)	375	28,762	164	0
PIMCO RealEstateRealReturn Strategy Fund	10,958	4,114	0	0	121	15,193	73	0
PIMCO Senior Floating Rate Fund	19,866	2,567	(358)	(2)	(10)	22,063	193	0
PIMCO Short-Term Floating NAV Portfolio III	101	0	0	0	0	101	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	24,157	199	(257)	28	1,229	25,356	199	0
PIMCO StocksPLUS® International Fund (Unhedged)	1,370	2,042	0	0	221	3,633	0	0
PIMCO Total Return Fund	19,777	12,213	(9,269)	(159)	283	22,845	130	0
PIMCO TRENDS Managed Futures Strategy Fund	2,185	1	0	0	(30)	2,156	0	0
Totals	$835,115	$163,731	$(162,115)	$1,160	$33,238	$871,129	$5,997	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations.

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$459	$82	$(28)	$(1)	$(13)	$499	$2	$0
PIMCO CommodityRealReturn Strategy Fund®	67	46	(15)	(3)	1	96	1	0
PIMCO Credit Absolute Return Fund	21	57	(55)	0	1	24	0	0
PIMCO Diversified Income Fund	112	16	(3)	0	3	128	1	0
PIMCO Emerging Local Bond Fund	738	122	(12)	0	35	883	12	0
PIMCO Emerging Markets Currency Fund	1,237	202	(36)	(2)	71	1,472	10	0
PIMCO Extended Duration Fund	146	178	0	0	0	324	2	0
PIMCO Government Money Market Fund	0	59	(21)	0	0	38	0	0
PIMCO High Yield Fund	311	46	(71)	1	1	288	4	0
PIMCO High Yield Spectrum Fund	639	75	(94)	(1)	10	629	9	0
PIMCO Income Fund	873	128	(235)	(8)	19	777	11	0
PIMCO Investment Grade Corporate Bond Fund	301	104	(29)	(1)	6	381	3	0
PIMCO Long Duration Total Return Fund	110	15	(3)	0	3	125	1	0
PIMCO Long-Term Credit Fund	3	10	(10)	0	0	3	0	0
PIMCO Long-Term U.S. Government Fund	283	375	(43)	(4)	7	618	4	0
PIMCO Low Duration Fund	398	404	(479)	0	0	323	2	0
PIMCO Mortgage Opportunities Fund	87	12	(1)	0	1	99	1	0
PIMCO RAE Fundamental Advantage PLUS Fund	162	8	(27)	(2)	0	141	0	0
PIMCO RAE Fundamental Emerging Markets Fund	497	21	(76)	13	44	499	0	0
PIMCO RAE Fundamental PLUS EMG Fund	514	25	(42)	4	57	558	0	0
PIMCO RAE Fundamental PLUS International Fund	338	84	0	0	27	449	1	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,082	133	(33)	(3)	128	1,307	2	0
PIMCO RAE Low Volatility PLUS Fund	207	14	(25)	1	8	205	0	0
PIMCO RAE Low Volatility PLUS International Fund	650	96	0	0	39	785	3	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	106	6	0	0	(5)	107	5	0
PIMCO RAE Worldwide Long/Short PLUS Fund	607	18	(138)	1	14	502	0	0
PIMCO Real Return Asset Fund	47	33	(18)	0	1	63	0	0
PIMCO Real Return Fund	242	54	(4)	0	3	295	2	0
PIMCO RealEstateRealReturn Strategy Fund	257	135	(19)	0	3	376	2	0
PIMCO Senior Floating Rate Fund	425	68	(7)	0	0	486	4	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	360	42	0	0	20	422	3	0
PIMCO StocksPLUS® International Fund (Unhedged)	67	32	0	0	7	106	0	0
PIMCO StocksPLUS® Short Fund	2,130	522	(46)	(3)	(87)	2,516	0	0
PIMCO Total Return Fund	321	380	(336)	(7)	10	368	2	0
PIMCO TRENDS Managed Futures Strategy Fund	34	0	0	0	0	34	0	0
Totals	$13,831	$3,602	$(1,906)	$(15)	$414	$15,926	$87	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations.

Global Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Income Fund	$3,742	$51	$0	$0	$56	$3,849	$52	$0
PIMCO Short-Term Floating NAV Portfolio III	26,490	39,570	(40,700)	2	2	25,364	70	0
Totals	$30,232	$39,621	$(40,700)	$2	$58	$29,213	$122	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations.

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$22,670	$1,612	$0	$0	$729	$25,011	$324	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	22,577	2,297	0	0	96	24,970	58	0
PIMCO Global Advantage® Strategy Bond Fund	30,147	2,284	0	0	906	33,337	128	0
PIMCO Income Fund	37,789	3,396	0	0	579	41,764	538	0
PIMCO Investment Grade Corporate Bond Fund	37,790	3,436	0	0	566	41,792	360	0
PIMCO RAE Fundamental International Fund	37,672	1,828	(524)	35	2,438	41,449	0	0
PIMCO RAE Fundamental PLUS EMG Fund	37,672	1,033	(2,114)	228	4,444	41,263	0	0
PIMCO RAE Fundamental PLUS Small Fund	37,394	4,154	0	0	168	41,716	188	0
PIMCO Real Return Fund	37,754	3,632	0	0	481	41,867	234	0
PIMCO Short-Term Fund	112,917	11,636	0	0	234	124,787	442	0
PIMCO Short-Term Floating NAV Portfolio III	65,408	83,679	(72,800)	1	5	76,293	180	0
PIMCO StocksPLUS® Fund	37,435	1,832	0	0	2,230	41,497	162	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	37,740	1,837	(211)	(5)	2,011	41,372	326	0
PIMCO StocksPLUS® International Fund (Unhedged)	75,571	2,233	(1,345)	(59)	6,357	82,757	0	0
PIMCO Total Return Fund IV	113,146	11,029	0	0	889	125,064	496	0
Totals	$743,682	$135,918	$(76,994)	$200	$22,133	$824,939	$3,436	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations.

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$6,335	$12,737	$0	$0	$88	$19,160	$289	$0
PIMCO Diversified Income Active Exchange-Traded Fund	6,714	0	0	0	130	6,844	41	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	9,377	0	0	0	412	9,789	0	0
PIMCO Income Fund	57,437	797	0	0	861	59,095	797	0
PIMCO Mortgage Opportunities Fund	21,142	170	0	0	156	21,468	170	0
PIMCO RAE Fundamental PLUS Fund	19,167	0	0	0	968	20,135	0	0
PIMCO Short-Term Floating NAV Portfolio III	171,173	82,384	(180,100)	8	18	73,483	384	0
PIMCO TRENDS Managed Futures Strategy Fund	8,956	0	0	0	(122)	8,834	0	0
Totals	$300,301	$96,088	$(180,100)	$8	$2,511	$218,808	$1,681	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations.

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Portfolio. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$6,226	$105,823	$(104,600)	$(1)	$0	$7,448	$23	$0
PIMCO Emerging Markets Bond Portfolio	7,820	30,420	(30,200)	0	0	8,040	20	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	3,588	58,629	(57,000)	(4)	0	5,213	30	0
PIMCO Foreign Bond Portfolio (Unhedged)	118	5,301	(5,300)	0	0	119	1	0
PIMCO Global Bond Portfolio (Unhedged)	7,644	25,006	(32,600)	0	0	50	6	0
PIMCO Global Core Bond (Hedged) Portfolio	165	12,005	(12,000)	(1)	0	169	5	0
PIMCO High Yield Portfolio	100,814	116,023	(95,500)	(6)	14	121,345	323	0
PIMCO Income Portfolio	14,956	35,904	(46,200)	1	1	4,662	4	0
PIMCO Long-Term U.S. Government Portfolio	12,551	123,916	(131,400)	0	1	5,068	16	0
PIMCO Low Duration Portfolio	322,117	467,418	(486,800)	(8)	37	302,764	1,518	0
PIMCO Real Return Portfolio	419,285	1,955,183	(1,374,300)	62	3	1,000,233	282	0
PIMCO Short-Term Portfolio	571	39,304	(36,700)	(1)	0	3,174	4	0
PIMCO Total Return Portfolio	364,854	985,433	(1,261,501)	55	7	88,848	1,033	0
PIMCO Unconstrained Bond Portfolio	17,103	53,591	(28,300)	(2)	(1)	42,391	91	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
COM	Commerz Bank AG	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OSE	Osaka Securities Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CVICXMB3	Citi Congestion Ex PM M F3 Index	OREXIO	Iron Ore Spread
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EAFE	Europe, Australasia, and Far East Stock Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	RPI	Retail Price Index
CDX.EM	Credit Derivatives Index - Emerging Markets	EURSIMP	Weighted Basket of Refined Products	S&P 500	Standard & Poor’s 500 Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	SLVRLND	London Silver Market Fixing Ltd.
CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABCTNE	J.P. Morgan JMABCTNE Commodity Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABDEW2	J.P. Morgan DEW2 Index	SPGCINP	S&P GSCI Industrial Metals ER
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABFNJ1	J.P. Morgan FNJ 1 Index	UKRPI	United Kingdom Retail Price Index
CVICXMB2	Citi Congestion Ex PM M F2 Index	JMABNIC4	JPMorgan Nic 4 Custom Index	ULSD	Ultra-Low Sulfur Diesel

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
ATM	At-the-money	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	MSCI	Morgan Stanley Capital International	TBD	To Be Determined
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	oz.	Ounce	U&I	Up and In Barrier Option
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	WTI	West Texas Intermediate
FDIC	Federal Deposit Insurance Corp.	RBOB	Reformulated Blendstock for Oxygenate Blending	YOY	Year-Over-Year
FSB	Federal Savings Bank

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ Trent W. Walker
Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017